UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-05511

Variable Insurance Products Fund II

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2020

Item 1.

Reports to Stockholders

Fidelity® Variable Insurance Products:

Index 500 Portfolio

Semi-Annual Report

June 30, 2020

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, and if your insurance carrier elects to participate, you may not be receiving paper copies of the Fund’s shareholder reports from the insurance company that offers your variable insurance product unless you specifically request paper copies from your financial professional or the administrator of your variable insurance product. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically, by contacting your financial professional or the administrator of your variable insurance product. If you own a Fidelity-administered variable insurance product, please visit fidelity.com/mailpreferences to make your election or call 1-800-343-3548.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial professional or the administrator of your variable insurance product. If you own a Fidelity-administered variable insurance product, please visit fidelity.com/mailpreferences to make your election or call 1-800-343-3548. Your election to receive reports in paper will apply to all funds available under your variable insurance product.

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees
Liquidity Risk Management Program
Proxy Voting Results

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Ten Stocks as of June 30, 2020

% of fund's net assets
Microsoft Corp.	6.0
Apple, Inc.	5.8
Amazon.com, Inc.	4.5
Facebook, Inc. Class A	2.1
Alphabet, Inc. Class A	1.6
Alphabet, Inc. Class C	1.6
Johnson & Johnson	1.4
Berkshire Hathaway, Inc. Class B	1.3
Visa, Inc. Class A	1.3
Procter & Gamble Co.	1.1
26.7

Top Market Sectors as of June 30, 2020

% of fund's net assets
Information Technology	27.2
Health Care	14.5
Consumer Discretionary	10.8
Communication Services	10.7
Financials	10.0
Industrials	7.9
Consumer Staples	6.9
Utilities	3.1
Real Estate	2.8
Energy	2.8

Asset Allocation (% of fund's net assets)

As of June 30, 2020 *
Stocks and Equity Futures	100.1%
Short-Term Investments and Net Other Assets (Liabilities)**	(0.1)%

 * Foreign investments - 2.8%

 ** Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

Schedule of Investments June 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.2%
	Shares	Value
COMMUNICATION SERVICES - 10.7%
Diversified Telecommunication Services - 1.8%
AT&T, Inc.	2,349,847	$71,035,875
CenturyLink, Inc.	326,050	3,270,282
Verizon Communications, Inc.	1,364,586	75,229,626
		149,535,783
Entertainment - 2.0%
Activision Blizzard, Inc.	254,115	19,287,329
Electronic Arts, Inc. (a)	95,208	12,572,216
Live Nation Entertainment, Inc. (a)	46,921	2,080,008
Netflix, Inc. (a)	145,056	66,006,282
Take-Two Interactive Software, Inc. (a)	37,589	5,246,297
The Walt Disney Co.	595,750	66,432,083
		171,624,215
Interactive Media & Services - 5.4%
Alphabet, Inc.:
Class A (a)	98,901	140,246,563
Class C (a)	96,509	136,426,087
Facebook, Inc. Class A (a)	793,040	180,075,593
Twitter, Inc. (a)	258,872	7,711,797
		464,460,040
Media - 1.3%
Charter Communications, Inc. Class A (a)	49,704	25,351,028
Comcast Corp. Class A	1,502,208	58,556,068
Discovery Communications, Inc.:
Class A (a)(b)	52,341	1,104,395
Class C (non-vtg.) (a)	104,967	2,021,664
DISH Network Corp. Class A (a)	84,870	2,928,864
Fox Corp.:
Class A	112,646	3,021,166
Class B	53,013	1,422,869
Interpublic Group of Companies, Inc.	127,488	2,187,694
News Corp.:
Class A	127,635	1,513,751
Class B	41,101	491,157
Omnicom Group, Inc.	70,756	3,863,278
ViacomCBS, Inc. Class B	178,457	4,161,617
		106,623,551
Wireless Telecommunication Services - 0.2%
T-Mobile U.S., Inc.	187,942	19,574,159
T-Mobile U.S., Inc. rights 7/28/20 (a)	6,260	1,052
		19,575,211

TOTAL COMMUNICATION SERVICES		911,818,800

CONSUMER DISCRETIONARY - 10.8%
Auto Components - 0.1%
Aptiv PLC	88,405	6,888,518
BorgWarner, Inc.	68,429	2,415,544
		9,304,062
Automobiles - 0.2%
Ford Motor Co.	1,289,004	7,837,144
General Motors Co.	415,422	10,510,177
		18,347,321
Distributors - 0.1%
Genuine Parts Co.	47,644	4,143,122
LKQ Corp. (a)	100,585	2,635,327
		6,778,449
Diversified Consumer Services - 0.0%
H&R Block, Inc.	63,780	910,778
Hotels, Restaurants & Leisure - 1.5%
Carnival Corp. (b)	156,423	2,568,466
Chipotle Mexican Grill, Inc. (a)	8,464	8,907,175
Darden Restaurants, Inc.	42,783	3,241,668
Domino's Pizza, Inc.	12,902	4,766,515
Hilton Worldwide Holdings, Inc.	91,472	6,718,618
Las Vegas Sands Corp.	110,784	5,045,103
Marriott International, Inc. Class A	88,955	7,626,112
McDonald's Corp.	245,223	45,236,287
MGM Mirage, Inc.	162,892	2,736,586
Norwegian Cruise Line Holdings Ltd. (a)(b)	84,665	1,391,046
Royal Caribbean Cruises Ltd. (b)	56,376	2,835,713
Starbucks Corp.	385,260	28,351,283
Wynn Resorts Ltd.	32,075	2,389,267
Yum! Brands, Inc.	99,141	8,616,344
		130,430,183
Household Durables - 0.4%
D.R. Horton, Inc.	109,127	6,051,092
Garmin Ltd.	47,875	4,667,813
Leggett & Platt, Inc.	43,730	1,537,110
Lennar Corp. Class A	90,605	5,583,080
Mohawk Industries, Inc. (a)	19,422	1,976,383
Newell Brands, Inc.	126,077	2,002,103
NVR, Inc. (a)	1,140	3,714,975
PulteGroup, Inc.	83,575	2,844,057
Whirlpool Corp.	20,519	2,657,826
		31,034,439
Internet & Direct Marketing Retail - 4.9%
Amazon.com, Inc. (a)	138,181	381,216,506
eBay, Inc.	217,881	11,427,858
Expedia, Inc.	44,719	3,675,902
The Booking Holdings, Inc. (a)	13,501	21,498,182
		417,818,448
Leisure Products - 0.1%
Hasbro, Inc.	41,764	3,130,212
Multiline Retail - 0.5%
Dollar General Corp.	83,032	15,818,426
Dollar Tree, Inc. (a)	78,277	7,254,712
Kohl's Corp.	51,154	1,062,469
Target Corp.	164,936	19,780,774
		43,916,381
Specialty Retail - 2.4%
Advance Auto Parts, Inc.	22,723	3,236,891
AutoZone, Inc. (a)	7,703	8,689,908
Best Buy Co., Inc.	75,006	6,545,774
CarMax, Inc. (a)(b)	53,656	4,804,895
Gap, Inc.	69,519	877,330
L Brands, Inc.	75,878	1,135,894
Lowe's Companies, Inc.	249,039	33,650,150
O'Reilly Automotive, Inc. (a)	24,487	10,325,433
Ross Stores, Inc.	117,248	9,994,220
The Home Depot, Inc.	354,727	88,862,661
Tiffany & Co., Inc.	36,014	4,391,547
TJX Companies, Inc.	395,161	19,979,340
Tractor Supply Co.	38,152	5,028,052
Ulta Beauty, Inc. (a)	18,585	3,780,561
		201,302,656
Textiles, Apparel & Luxury Goods - 0.6%
Hanesbrands, Inc.	115,186	1,300,450
NIKE, Inc. Class B	409,000	40,102,450
PVH Corp.	23,507	1,129,511
Ralph Lauren Corp.	15,830	1,147,992
Tapestry, Inc.	90,151	1,197,205
Under Armour, Inc.:
Class A (sub. vtg.) (a)	60,088	585,257
Class C (non-vtg.) (a)	65,167	576,076
VF Corp.	105,255	6,414,240
		52,453,181

TOTAL CONSUMER DISCRETIONARY		915,426,110

CONSUMER STAPLES - 6.9%
Beverages - 1.7%
Brown-Forman Corp. Class B (non-vtg.)	60,165	3,830,104
Constellation Brands, Inc. Class A (sub. vtg.)	55,419	9,695,554
Molson Coors Beverage Co. Class B	61,746	2,121,593
Monster Beverage Corp. (a)	123,309	8,547,780
PepsiCo, Inc.	457,611	60,523,631
The Coca-Cola Co.	1,274,892	56,962,175
		141,680,837
Food & Staples Retailing - 1.5%
Costco Wholesale Corp.	145,628	44,155,866
Kroger Co.	259,343	8,778,761
Sysco Corp.	167,277	9,143,361
Walgreens Boots Alliance, Inc.	243,111	10,305,475
Walmart, Inc.	466,993	55,936,422
		128,319,885
Food Products - 1.1%
Archer Daniels Midland Co.	183,383	7,316,982
Campbell Soup Co.	55,474	2,753,175
Conagra Brands, Inc.	160,720	5,652,522
General Mills, Inc.	199,964	12,327,781
Hormel Foods Corp.	92,497	4,464,830
Kellogg Co.	82,553	5,453,451
Lamb Weston Holdings, Inc.	47,956	3,065,827
McCormick & Co., Inc. (non-vtg.)	40,804	7,320,646
Mondelez International, Inc.	470,886	24,076,401
The Hershey Co.	48,603	6,299,921
The J.M. Smucker Co.	37,645	3,983,217
The Kraft Heinz Co.	205,653	6,558,274
Tyson Foods, Inc. Class A	96,766	5,777,898
		95,050,925
Household Products - 1.7%
Church & Dwight Co., Inc.	81,114	6,270,112
Clorox Co.	41,264	9,052,084
Colgate-Palmolive Co.	282,513	20,696,902
Kimberly-Clark Corp.	112,363	15,882,510
Procter & Gamble Co.	816,457	97,623,763
		149,525,371
Personal Products - 0.2%
Coty, Inc. Class A	96,573	431,681
Estee Lauder Companies, Inc. Class A	74,133	13,987,414
		14,419,095
Tobacco - 0.7%
Altria Group, Inc.	612,978	24,059,387
Philip Morris International, Inc.	513,566	35,980,434
		60,039,821

TOTAL CONSUMER STAPLES		589,035,934

ENERGY - 2.8%
Energy Equipment & Services - 0.2%
Baker Hughes Co. Class A	216,315	3,329,088
Halliburton Co.	287,893	3,736,851
National Oilwell Varco, Inc.	128,679	1,576,318
Schlumberger Ltd.	458,331	8,428,707
TechnipFMC PLC	137,297	939,111
		18,010,075
Oil, Gas & Consumable Fuels - 2.6%
Apache Corp.	124,657	1,682,870
Cabot Oil & Gas Corp.	131,504	2,259,239
Chevron Corp.	615,759	54,944,176
Concho Resources, Inc.	64,984	3,346,676
ConocoPhillips Co.	353,755	14,864,785
Devon Energy Corp.	126,423	1,433,637
Diamondback Energy, Inc.	52,114	2,179,407
EOG Resources, Inc.	192,025	9,727,987
Exxon Mobil Corp.	1,394,559	62,364,678
Hess Corp.	86,173	4,464,623
HollyFrontier Corp.	48,510	1,416,492
Kinder Morgan, Inc.	641,509	9,731,692
Marathon Oil Corp.	261,313	1,599,236
Marathon Petroleum Corp.	214,522	8,018,832
Noble Energy, Inc.	156,267	1,400,152
Occidental Petroleum Corp.	297,065	5,436,290
ONEOK, Inc.	145,086	4,819,757
Phillips 66 Co.	144,046	10,356,907
Pioneer Natural Resources Co.	54,310	5,306,087
The Williams Companies, Inc.	400,207	7,611,937
Valero Energy Corp.	134,618	7,918,231
		220,883,691

TOTAL ENERGY		238,893,766

FINANCIALS - 10.0%
Banks - 3.6%
Bank of America Corp.	2,574,931	61,154,611
Citigroup, Inc.	686,626	35,086,589
Citizens Financial Group, Inc.	140,842	3,554,852
Comerica, Inc.	45,966	1,751,305
Fifth Third Bancorp	234,873	4,528,351
First Republic Bank	56,527	5,991,297
Huntington Bancshares, Inc.	334,928	3,026,074
JPMorgan Chase & Co.	1,004,889	94,519,859
KeyCorp	323,026	3,934,457
M&T Bank Corp.	42,312	4,399,179
Peoples United Financial, Inc.	140,259	1,622,797
PNC Financial Services Group, Inc.	139,911	14,720,036
Regions Financial Corp.	316,362	3,517,945
SVB Financial Group (a)	16,911	3,644,828
Truist Financial Corp.	444,415	16,687,783
U.S. Bancorp	452,046	16,644,334
Wells Fargo & Co.	1,230,548	31,502,029
Zions Bancorp NA	54,132	1,840,488
		308,126,814
Capital Markets - 2.7%
Ameriprise Financial, Inc.	40,353	6,054,564
Bank of New York Mellon Corp.	265,695	10,269,112
BlackRock, Inc. Class A	50,874	27,680,035
Cboe Global Markets, Inc.	36,356	3,391,288
Charles Schwab Corp.	377,903	12,750,447
CME Group, Inc.	118,254	19,221,005
E*TRADE Financial Corp.	72,958	3,628,201
Franklin Resources, Inc. (b)	91,120	1,910,786
Goldman Sachs Group, Inc.	102,072	20,171,469
Intercontinental Exchange, Inc.	180,430	16,527,388
Invesco Ltd.	124,442	1,338,996
MarketAxess Holdings, Inc.	12,501	6,262,001
Moody's Corp.	53,221	14,621,405
Morgan Stanley	394,947	19,075,940
MSCI, Inc.	28,040	9,360,313
Northern Trust Corp.	68,620	5,444,311
Raymond James Financial, Inc.	40,169	2,764,832
S&P Global, Inc.	79,441	26,174,221
State Street Corp.	116,077	7,376,693
T. Rowe Price Group, Inc.	75,033	9,266,576
The NASDAQ OMX Group, Inc.	37,853	4,522,298
		227,811,881
Consumer Finance - 0.5%
American Express Co.	217,688	20,723,898
Capital One Financial Corp.	150,172	9,399,265
Discover Financial Services	101,060	5,062,095
Synchrony Financial	177,192	3,926,575
		39,111,833
Diversified Financial Services - 1.3%
Berkshire Hathaway, Inc. Class B (a)	641,150	114,451,687
Insurance - 1.9%
AFLAC, Inc.	236,632	8,525,851
Allstate Corp.	103,564	10,044,672
American International Group, Inc.	284,117	8,858,768
Aon PLC	76,202	14,676,505
Arthur J. Gallagher & Co.	62,505	6,093,612
Assurant, Inc.	19,687	2,033,470
Chubb Ltd.	148,858	18,848,400
Cincinnati Financial Corp.	49,858	3,192,408
Everest Re Group Ltd.	13,196	2,721,015
Globe Life, Inc.	32,317	2,398,891
Hartford Financial Services Group, Inc.	118,136	4,554,143
Lincoln National Corp.	63,819	2,347,901
Loews Corp.	79,885	2,739,257
Marsh & McLennan Companies, Inc.	168,234	18,063,285
MetLife, Inc.	254,404	9,290,834
Principal Financial Group, Inc.	84,084	3,492,849
Progressive Corp.	193,004	15,461,550
Prudential Financial, Inc.	130,314	7,936,123
The Travelers Companies, Inc.	83,380	9,509,489
Unum Group	67,382	1,117,867
W.R. Berkley Corp.	46,593	2,669,313
Willis Towers Watson PLC	42,447	8,359,937
		162,936,140

TOTAL FINANCIALS		852,438,355

HEALTH CARE - 14.5%
Biotechnology - 2.4%
AbbVie, Inc.	581,242	57,066,340
Alexion Pharmaceuticals, Inc. (a)	72,841	8,175,674
Amgen, Inc.	194,008	45,758,727
Biogen, Inc. (a)	53,822	14,400,076
Gilead Sciences, Inc.	413,596	31,822,076
Incyte Corp. (a)	59,518	6,188,086
Regeneron Pharmaceuticals, Inc. (a)	33,267	20,746,965
Vertex Pharmaceuticals, Inc. (a)	85,514	24,825,569
		208,983,513
Health Care Equipment & Supplies - 3.8%
Abbott Laboratories	583,377	53,338,159
Abiomed, Inc. (a)	14,806	3,576,537
Align Technology, Inc. (a)	23,647	6,489,683
Baxter International, Inc.	167,809	14,448,355
Becton, Dickinson & Co.	97,255	23,270,204
Boston Scientific Corp. (a)	471,267	16,546,184
Danaher Corp.	207,517	36,695,231
Dentsply Sirona, Inc.	72,321	3,186,463
DexCom, Inc. (a)	30,442	12,341,187
Edwards Lifesciences Corp. (a)	204,382	14,124,840
Hologic, Inc. (a)	85,183	4,855,431
IDEXX Laboratories, Inc. (a)	28,017	9,250,093
Intuitive Surgical, Inc. (a)	38,463	21,917,371
Medtronic PLC	442,296	40,558,543
ResMed, Inc.	47,714	9,161,088
STERIS PLC	28,019	4,299,235
Stryker Corp.	106,326	19,158,882
Teleflex, Inc.	15,314	5,573,990
The Cooper Companies, Inc.	16,245	4,607,732
Varian Medical Systems, Inc. (a)	29,812	3,652,566
West Pharmaceutical Services, Inc.	24,249	5,508,645
Zimmer Biomet Holdings, Inc.	68,220	8,142,739
		320,703,158
Health Care Providers & Services - 2.8%
AmerisourceBergen Corp.	48,986	4,936,319
Anthem, Inc.	83,114	21,857,320
Cardinal Health, Inc.	96,361	5,029,081
Centene Corp. (a)	190,967	12,135,953
Cigna Corp.	121,705	22,837,943
CVS Health Corp.	431,093	28,008,112
DaVita HealthCare Partners, Inc. (a)	28,138	2,226,841
HCA Holdings, Inc.	86,721	8,417,140
Henry Schein, Inc. (a)	47,135	2,752,213
Humana, Inc.	43,605	16,907,839
Laboratory Corp. of America Holdings (a)	32,071	5,327,314
McKesson Corp.	53,391	8,191,247
Quest Diagnostics, Inc.	44,143	5,030,536
UnitedHealth Group, Inc.	312,787	92,256,526
Universal Health Services, Inc. Class B	25,652	2,382,814
		238,297,198
Health Care Technology - 0.1%
Cerner Corp.	100,432	6,884,614
Life Sciences Tools & Services - 1.2%
Agilent Technologies, Inc.	101,836	8,999,247
Bio-Rad Laboratories, Inc. Class A (a)	7,048	3,182,102
Illumina, Inc.(a)	48,484	17,956,049
IQVIA Holdings, Inc. (a)	58,586	8,312,182
Mettler-Toledo International, Inc. (a)	7,886	6,352,567
PerkinElmer, Inc.	36,763	3,606,083
Thermo Fisher Scientific, Inc.	130,253	47,195,872
Waters Corp. (a)	20,438	3,687,015
		99,291,117
Pharmaceuticals - 4.2%
Bristol-Myers Squibb Co.	746,266	43,880,441
Eli Lilly & Co.	277,770	45,604,279
Johnson & Johnson	868,902	122,193,688
Merck & Co., Inc.	832,510	64,377,998
Mylan NV (a)	169,464	2,724,981
Perrigo Co. PLC	44,720	2,471,674
Pfizer, Inc.	1,832,110	59,909,997
Zoetis, Inc. Class A	156,658	21,468,412
		362,631,470

TOTAL HEALTH CARE		1,236,791,070

INDUSTRIALS - 7.9%
Aerospace & Defense - 1.7%
General Dynamics Corp.	76,631	11,453,269
Harris Corp.	71,190	12,078,807
Howmet Aerospace, Inc.	126,544	2,005,722
Huntington Ingalls Industries, Inc.	13,435	2,344,273
Lockheed Martin Corp.	81,364	29,691,351
Northrop Grumman Corp.	51,129	15,719,100
Raytheon Technologies Corp.	485,096	29,891,616
Teledyne Technologies, Inc. (a)	12,092	3,760,007
Textron, Inc.	74,573	2,454,197
The Boeing Co.	176,823	32,411,656
TransDigm Group, Inc.	16,590	7,333,610
		149,143,608
Air Freight & Logistics - 0.5%
C.H. Robinson Worldwide, Inc. (b)	44,348	3,506,153
Expeditors International of Washington, Inc.	54,868	4,172,163
FedEx Corp.	79,291	11,118,184
United Parcel Service, Inc. Class B	232,220	25,818,220
		44,614,720
Airlines - 0.2%
Alaska Air Group, Inc.	40,241	1,459,139
American Airlines Group, Inc. (b)	163,914	2,142,356
Delta Air Lines, Inc.	187,296	5,253,653
Southwest Airlines Co.	176,905	6,046,613
United Airlines Holdings, Inc. (a)(b)	83,421	2,887,201
		17,788,962
Building Products - 0.4%
A.O. Smith Corp.	44,541	2,098,772
Allegion PLC	30,502	3,117,914
Carrier Global Corp.	268,547	5,967,114
Fortune Brands Home & Security, Inc.	46,125	2,948,771
Johnson Controls International PLC	245,376	8,377,137
Masco Corp.	87,019	4,369,224
Trane Technologies PLC	78,894	7,019,988
		33,898,920
Commercial Services & Supplies - 0.4%
Cintas Corp.	27,818	7,409,602
Copart, Inc. (a)	68,192	5,678,348
Republic Services, Inc.	69,039	5,664,650
Rollins, Inc.	46,000	1,949,940
Waste Management, Inc.	127,943	13,550,443
		34,252,983
Construction & Engineering - 0.1%
Jacobs Engineering Group, Inc.	42,926	3,640,125
Quanta Services, Inc.	45,461	1,783,435
		5,423,560
Electrical Equipment - 0.5%
AMETEK, Inc.	75,649	6,760,751
Eaton Corp. PLC	131,925	11,540,799
Emerson Electric Co.	197,081	12,224,934
Rockwell Automation, Inc.	38,201	8,136,813
		38,663,297
Industrial Conglomerates - 1.1%
3M Co.	189,699	29,591,147
General Electric Co.	2,885,176	19,705,752
Honeywell International, Inc.	231,459	33,466,657
Roper Technologies, Inc.	34,425	13,365,851
		96,129,407
Machinery - 1.5%
Caterpillar, Inc.	178,501	22,580,377
Cummins, Inc.	48,636	8,426,673
Deere & Co.	103,212	16,219,766
Dover Corp.	47,612	4,597,415
Flowserve Corp.	42,749	1,219,201
Fortive Corp.	97,751	6,613,833
IDEX Corp.	24,938	3,941,202
Illinois Tool Works, Inc.	94,786	16,573,332
Ingersoll Rand, Inc. (a)	113,558	3,193,251
Otis Worldwide Corp.	134,242	7,633,000
PACCAR, Inc.	113,942	8,528,559
Parker Hannifin Corp.	42,341	7,759,835
Pentair PLC	54,910	2,086,031
Snap-On, Inc. (b)	18,018	2,495,673
Stanley Black & Decker, Inc.	50,843	7,086,497
Westinghouse Air Brake Co.	59,700	3,436,929
Xylem, Inc.	59,043	3,835,433
		126,227,007
Professional Services - 0.3%
Equifax, Inc.	40,045	6,882,935
IHS Markit Ltd.	131,439	9,923,645
Nielsen Holdings PLC	116,247	1,727,430
Robert Half International, Inc.	37,910	2,002,785
Verisk Analytics, Inc.	53,521	9,109,274
		29,646,069
Road & Rail - 1.0%
CSX Corp.	252,432	17,604,608
J.B. Hunt Transport Services, Inc.	27,966	3,365,428
Kansas City Southern	31,337	4,678,301
Norfolk Southern Corp.	84,489	14,833,734
Old Dominion Freight Lines, Inc.	31,110	5,275,945
Union Pacific Corp.	223,781	37,834,654
		83,592,670
Trading Companies & Distributors - 0.2%
Fastenal Co.	188,888	8,091,962
United Rentals, Inc. (a)	23,784	3,544,767
W.W. Grainger, Inc.	14,301	4,492,802
		16,129,531

TOTAL INDUSTRIALS		675,510,734

INFORMATION TECHNOLOGY - 27.2%
Communications Equipment - 1.0%
Arista Networks, Inc. (a)(b)	17,782	3,734,753
Cisco Systems, Inc.	1,398,616	65,231,450
F5 Networks, Inc. (a)	19,961	2,784,160
Juniper Networks, Inc.	109,930	2,513,000
Motorola Solutions, Inc.	56,159	7,869,561
		82,132,924
Electronic Equipment & Components - 0.5%
Amphenol Corp. Class A	97,599	9,350,960
CDW Corp.	47,101	5,472,194
Corning, Inc.	250,414	6,485,723
FLIR Systems, Inc.	43,201	1,752,665
IPG Photonics Corp. (a)	11,615	1,862,930
Keysight Technologies, Inc. (a)	61,489	6,196,861
TE Connectivity Ltd.	108,816	8,873,945
Zebra Technologies Corp. Class A (a)	17,516	4,483,220
		44,478,498
IT Services - 5.7%
Accenture PLC Class A	210,087	45,109,881
Akamai Technologies, Inc. (a)	53,522	5,731,671
Automatic Data Processing, Inc.	141,835	21,117,813
Broadridge Financial Solutions, Inc.	37,877	4,779,699
Cognizant Technology Solutions Corp. Class A	178,332	10,132,824
DXC Technology Co.	83,629	1,379,879
Fidelity National Information Services, Inc.	203,767	27,323,117
Fiserv, Inc. (a)	185,478	18,106,362
FleetCor Technologies, Inc. (a)	27,648	6,954,301
Gartner, Inc. (a)	29,335	3,559,216
Global Payments, Inc.	98,658	16,734,370
IBM Corp.	292,844	35,366,770
Jack Henry & Associates, Inc.	25,218	4,640,869
Leidos Holdings, Inc.	44,044	4,125,601
MasterCard, Inc. Class A	291,488	86,193,002
Paychex, Inc.	105,327	7,978,520
PayPal Holdings, Inc. (a)	387,249	67,470,393
The Western Union Co.	135,625	2,932,213
VeriSign, Inc. (a)	33,540	6,937,078
Visa, Inc. Class A	556,415	107,482,686
		484,056,265
Semiconductors & Semiconductor Equipment - 4.7%
Advanced Micro Devices, Inc. (a)	386,283	20,322,349
Analog Devices, Inc.	121,504	14,901,251
Applied Materials, Inc.	302,275	18,272,524
Broadcom, Inc.	131,854	41,614,441
Intel Corp.	1,396,350	83,543,621
KLA-Tencor Corp.	51,138	9,945,318
Lam Research Corp.	47,879	15,486,941
Maxim Integrated Products, Inc.	87,933	5,329,619
Microchip Technology, Inc.	80,932	8,522,949
Micron Technology, Inc. (a)	366,828	18,898,979
NVIDIA Corp.	202,874	77,073,861
Qorvo, Inc. (a)	37,851	4,183,671
Qualcomm, Inc.	371,014	33,840,187
Skyworks Solutions, Inc.	55,023	7,035,241
Texas Instruments, Inc.	302,668	38,429,756
Xilinx, Inc.	80,208	7,891,665
		405,292,373
Software - 9.3%
Adobe, Inc. (a)	158,904	69,172,500
ANSYS, Inc. (a)	28,340	8,267,628
Autodesk, Inc. (a)	72,303	17,294,155
Cadence Design Systems, Inc. (a)	91,982	8,826,593
Citrix Systems, Inc.	38,279	5,661,847
Fortinet, Inc. (a)	44,257	6,075,158
Intuit, Inc.	86,009	25,475,006
Microsoft Corp.	2,501,083	508,995,394
Nortonlifelock, Inc.	178,777	3,545,148
Oracle Corp.	686,452	37,940,202
Paycom Software, Inc. (a)	15,918	4,930,282
Salesforce.com, Inc. (a)	297,168	55,668,481
ServiceNow, Inc. (a)	62,902	25,479,084
Synopsys, Inc. (a)	49,739	9,699,105
Tyler Technologies, Inc. (a)	13,111	4,547,944
		791,578,527
Technology Hardware, Storage & Peripherals - 6.0%
Apple, Inc.	1,343,713	490,186,502
Hewlett Packard Enterprise Co.	424,314	4,128,575
HP, Inc.	471,614	8,220,232
NetApp, Inc.	72,998	3,238,921
Seagate Technology LLC	74,461	3,604,657
Western Digital Corp.	98,889	4,365,949
Xerox Holdings Corp.	60,734	928,623
		514,673,459

TOTAL INFORMATION TECHNOLOGY		2,322,212,046

MATERIALS - 2.5%
Chemicals - 1.8%
Air Products & Chemicals, Inc.	72,841	17,588,188
Albemarle Corp. U.S.	35,103	2,710,303
Celanese Corp. Class A	39,069	3,373,217
CF Industries Holdings, Inc.	71,026	1,998,672
Corteva, Inc.	246,877	6,613,835
Dow, Inc.	244,396	9,961,581
DuPont de Nemours, Inc.	242,076	12,861,498
Eastman Chemical Co.	44,610	3,106,640
Ecolab, Inc.	81,568	16,227,954
FMC Corp.	42,489	4,232,754
International Flavors & Fragrances, Inc. (b)	35,254	4,317,205
Linde PLC	173,210	36,739,573
LyondellBasell Industries NV Class A	84,792	5,572,530
PPG Industries, Inc.	77,832	8,254,862
Sherwin-Williams Co.	26,653	15,401,436
The Mosaic Co.	114,227	1,428,980
		150,389,228
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	20,487	4,232,000
Vulcan Materials Co.	43,686	5,061,023
		9,293,023
Containers & Packaging - 0.3%
Amcor PLC	519,264	5,301,685
Avery Dennison Corp.	27,401	3,126,180
Ball Corp.	107,567	7,474,831
International Paper Co.	129,709	4,567,054
Packaging Corp. of America	31,314	3,125,137
Sealed Air Corp.	51,387	1,688,063
WestRock Co.	85,638	2,420,130
		27,703,080
Metals & Mining - 0.3%
Freeport-McMoRan, Inc.	479,197	5,544,309
Newmont Corp.	264,682	16,341,467
Nucor Corp.	99,401	4,116,195
		26,001,971

TOTAL MATERIALS		213,387,302

REAL ESTATE - 2.8%
Equity Real Estate Investment Trusts (REITs) - 2.8%
Alexandria Real Estate Equities, Inc.	41,626	6,753,819
American Tower Corp.	146,208	37,800,616
Apartment Investment & Management Co. Class A	48,641	1,830,847
AvalonBay Communities, Inc.	46,430	7,179,935
Boston Properties, Inc.	47,712	4,312,211
Crown Castle International Corp.	137,451	23,002,425
Digital Realty Trust, Inc.	88,497	12,576,309
Duke Realty Corp.	121,555	4,301,831
Equinix, Inc.	29,193	20,502,244
Equity Residential (SBI)	115,415	6,788,710
Essex Property Trust, Inc.	21,560	4,940,905
Extra Space Storage, Inc.	42,456	3,921,661
Federal Realty Investment Trust (SBI)	23,257	1,981,729
Healthpeak Properties, Inc.	177,687	4,897,054
Host Hotels & Resorts, Inc.	232,813	2,512,052
Iron Mountain, Inc. (b)	94,293	2,461,047
Kimco Realty Corp.	143,028	1,836,480
Mid-America Apartment Communities, Inc.	37,738	4,327,416
Prologis, Inc.	243,599	22,735,095
Public Storage	49,578	9,513,522
Realty Income Corp.	113,310	6,741,945
Regency Centers Corp.	56,036	2,571,492
SBA Communications Corp. Class A	36,819	10,969,116
Simon Property Group, Inc.	100,615	6,880,054
SL Green Realty Corp.	25,330	1,248,516
UDR, Inc.	97,387	3,640,326
Ventas, Inc.	123,118	4,508,581
Vornado Realty Trust	52,417	2,002,854
Welltower, Inc.	137,738	7,127,942
Weyerhaeuser Co.	246,284	5,531,539
		235,398,273
Real Estate Management & Development - 0.0%
CBRE Group, Inc. (a)	110,597	5,001,196

TOTAL REAL ESTATE		240,399,469

UTILITIES - 3.1%
Electric Utilities - 1.9%
Alliant Energy Corp.	82,354	3,939,815
American Electric Power Co., Inc.	163,460	13,017,954
Duke Energy Corp.	242,348	19,361,182
Edison International	124,683	6,771,534
Entergy Corp.	66,058	6,196,901
Evergy, Inc.	74,703	4,429,141
Eversource Energy	110,980	9,241,305
Exelon Corp.	321,441	11,665,094
FirstEnergy Corp.	178,781	6,933,127
NextEra Energy, Inc.	161,421	38,768,482
NRG Energy, Inc.	80,526	2,621,927
Pinnacle West Capital Corp.	36,907	2,704,914
PPL Corp.	253,654	6,554,419
Southern Co.	348,296	18,059,148
Xcel Energy, Inc.	173,155	10,822,188
		161,087,131
Gas Utilities - 0.1%
Atmos Energy Corp.	40,337	4,016,758
Independent Power and Renewable Electricity Producers - 0.0%
The AES Corp.	218,011	3,158,979
Multi-Utilities - 1.0%
Ameren Corp.	81,430	5,729,415
CenterPoint Energy, Inc.	179,880	3,358,360
CMS Energy Corp.	94,405	5,515,140
Consolidated Edison, Inc.	110,190	7,925,967
Dominion Energy, Inc.	276,768	22,468,026
DTE Energy Co.	63,546	6,831,195
NiSource, Inc.	126,475	2,876,042
Public Service Enterprise Group, Inc.	166,778	8,198,806
Sempra Energy	96,486	11,311,054
WEC Energy Group, Inc.	104,016	9,117,002
		83,331,007
Water Utilities - 0.1%
American Water Works Co., Inc.	59,704	7,681,517

TOTAL UTILITIES		259,275,392

TOTAL COMMON STOCKS
(Cost $3,590,708,573)		8,455,188,978

Money Market Funds - 2.0%
Fidelity Cash Central Fund 0.12% (c)	141,718,101	141,746,445
Fidelity Securities Lending Cash Central Fund 0.12% (c)(d)	30,975,791	30,978,889
TOTAL MONEY MARKET FUNDS
(Cost $172,722,656)		172,725,334
TOTAL INVESTMENT IN SECURITIES - 101.2%
(Cost $3,763,431,229)		8,627,914,312
NET OTHER ASSETS (LIABILITIES) - (1.2)%		(101,331,712)
NET ASSETS - 100%		$8,526,582,600

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	509	Sept. 2020	$78,645,590	$1,901,662	$1,901,662

The notional amount of futures purchased as a percentage of Net Assets is 0.9%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$136,616
Fidelity Securities Lending Cash Central Fund	180,405
Total	$317,021

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$911,818,800	$911,818,800	$--	$--
Consumer Discretionary	915,426,110	915,426,110	--	--
Consumer Staples	589,035,934	589,035,934	--	--
Energy	238,893,766	238,893,766	--	--
Financials	852,438,355	852,438,355	--	--
Health Care	1,236,791,070	1,236,791,070	--	--
Industrials	675,510,734	675,510,734	--	--
Information Technology	2,322,212,046	2,322,212,046	--	--
Materials	213,387,302	213,387,302	--	--
Real Estate	240,399,469	240,399,469	--	--
Utilities	259,275,392	259,275,392	--	--
Money Market Funds	172,725,334	172,725,334	--	--
Total Investments in Securities:	$8,627,914,312	$8,627,914,312	$--	$--
Derivative Instruments:
Assets
Futures Contracts	$1,901,662	$1,901,662	$--	$--
Total Assets	$1,901,662	$1,901,662	$--	$--
Total Derivative Instruments:	$1,901,662	$1,901,662	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2020. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$1,901,662	$0
Total Equity Risk	1,901,662	0
Total Value of Derivatives	$1,901,662	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		June 30, 2020 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $30,316,454) — See accompanying schedule: Unaffiliated issuers (cost $3,590,708,573)	$8,455,188,978
Fidelity Central Funds (cost $172,722,656)	172,725,334
Total Investment in Securities (cost $3,763,431,229)		$8,627,914,312
Segregated cash with brokers for derivative instruments		6,216,000
Receivable for fund shares sold		2,084,912
Dividends receivable		6,532,855
Distributions receivable from Fidelity Central Funds		84,435
Receivable for daily variation margin on futures contracts		1,083,669
Other receivables		26,192
Total assets		8,643,942,375
Liabilities
Payable for investments purchased	$76,333,081
Payable for fund shares redeemed	9,016,286
Accrued management fee	315,647
Distribution and service plan fees payable	324,871
Other affiliated payables	385,791
Other payables and accrued expenses	26,151
Collateral on securities loaned	30,957,948
Total liabilities		117,359,775
Net Assets		$8,526,582,600
Net Assets consist of:
Paid in capital		$3,598,989,859
Total accumulated earnings (loss)		4,927,592,741
Net Assets		$8,526,582,600
Net Asset Value and Maximum Offering Price
Initial Class:
Net Asset Value, offering price and redemption price per share ($6,763,735,956 ÷ 21,941,096 shares)		$308.27
Service Class:
Net Asset Value, offering price and redemption price per share ($114,255,037 ÷ 372,174 shares)		$306.99
Service Class 2:
Net Asset Value, offering price and redemption price per share ($1,648,591,607 ÷ 5,420,287 shares)		$304.15

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2020 (Unaudited)
Investment Income
Dividends		$81,580,913
Interest		8,337
Income from Fidelity Central Funds (including $180,405 from security lending)		317,021
Total income		81,906,271
Expenses
Management fee	$1,849,647
Transfer agent fees	2,260,680
Distribution and service plan fees	1,907,616
Independent trustees' fees and expenses	26,257
Legal	51
Interest	15,576
Commitment fees	10,852
Total expenses before reductions	6,070,679
Expense reductions	(1,819)
Total expenses after reductions		6,068,860
Net investment income (loss)		75,837,411
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	17,709,120
Fidelity Central Funds	7,429
Futures contracts	(10,792,431)
Total net realized gain (loss)		6,924,118
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(472,722,727)
Fidelity Central Funds	(1,979)
Futures contracts	1,019,362
Total change in net unrealized appreciation (depreciation)		(471,705,344)
Net gain (loss)		(464,781,226)
Net increase (decrease) in net assets resulting from operations		$(388,943,815)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2020 (Unaudited)	Year ended December 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$75,837,411	$154,794,469
Net realized gain (loss)	6,924,118	46,079,613
Change in net unrealized appreciation (depreciation)	(471,705,344)	1,991,220,335
Net increase (decrease) in net assets resulting from operations	(388,943,815)	2,192,094,417
Distributions to shareholders	(59,332,047)	(278,671,068)
Share transactions - net increase (decrease)	(300,660,408)	536,384,329
Total increase (decrease) in net assets	(748,936,270)	2,449,807,678
Net Assets
Beginning of period	9,275,518,870	6,825,711,192
End of period	$8,526,582,600	$9,275,518,870

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP Index 500 Portfolio Initial Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$320.35	$252.46	$271.18	$227.46	$206.43	$208.12
Income from Investment Operations
Net investment income (loss)A	2.82	5.54	5.09	4.71	4.42	4.15
Net realized and unrealized gain (loss)	(12.81)	72.46	(17.22)	44.36	20.06	(1.44)
Total from investment operations	(9.99)	78.00	(12.13)	49.07	24.48	2.71
Distributions from net investment income	(1.06)	(5.82)	(5.28)B	(4.57)	(3.23)	(4.26)
Distributions from net realized gain	(1.02)	(4.29)	(1.31)B	(.78)	(.22)	(.13)
Total distributions	(2.09)C	(10.11)	(6.59)	(5.35)	(3.45)	(4.40)D
Net asset value, end of period	$308.27	$320.35	$252.46	$271.18	$227.46	$206.43
Total ReturnE,F,G	(3.16)%	31.35%	(4.49)%	21.71%	11.86%	1.33%
Ratios to Average Net AssetsH,I
Expenses before reductions	.10%J	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10%J	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.10%J	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	1.90%J	1.90%	1.82%	1.89%	2.07%	1.98%
Supplemental Data
Net assets, end of period (000 omitted)	$6,763,736	$7,294,879	$5,719,086	$6,139,813	$5,001,375	$4,103,865
Portfolio turnover rateK	12%J	7%	5%	5%	6%	9%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Total distributions of $2.09 per share is comprised of distributions from net investment income of $1.064 and distributions from net realized gain of $1.021 per share.

 D Total distributions of $4.40 per share is comprised of distributions from net investment income of $4.262 and distributions from net realized gain of $.133 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

VIP Index 500 Portfolio Service Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$319.14	$251.57	$270.23	$226.70	$205.82	$207.49
Income from Investment Operations
Net investment income (loss)A	2.65	5.23	4.79	4.44	4.19	3.93
Net realized and unrealized gain (loss)	(12.76)	72.18	(17.13)	44.21	19.97	(1.43)
Total from investment operations	(10.11)	77.41	(12.34)	48.65	24.16	2.50
Distributions from net investment income	(1.01)	(5.55)	(5.01)B	(4.34)	(3.07)	(4.03)
Distributions from net realized gain	(1.02)	(4.29)	(1.31)B	(.78)	(.22)	(.13)
Total distributions	(2.04)C	(9.84)	(6.32)	(5.12)	(3.28)D	(4.17)E
Net asset value, end of period	$306.99	$319.14	$251.57	$270.23	$226.70	$205.82
Total ReturnF,G,H	(3.21)%	31.22%	(4.59)%	21.59%	11.75%	1.24%
Ratios to Average Net AssetsI,J
Expenses before reductions	.20%K	.20%	.20%	.20%	.20%	.20%
Expenses net of fee waivers, if any	.20%K	.20%	.20%	.20%	.20%	.20%
Expenses net of all reductions	.20%K	.20%	.20%	.20%	.20%	.20%
Net investment income (loss)	1.80%K	1.80%	1.72%	1.79%	1.97%	1.88%
Supplemental Data
Net assets, end of period (000 omitted)	$114,255	$117,666	$89,704	$92,965	$77,697	$64,618
Portfolio turnover rateL	12%K	7%	5%	5%	6%	9%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Total distributions of $2.04 per share is comprised of distributions from net investment income of $1.014 and distributions from net realized gain of $1.021 per share.

 D Total distributions of $3.28 per share is comprised of distributions from net investment income of $3.068 and distributions from net realized gain of $.216 per share.

 E Total distributions of $4.17 per share is comprised of distributions from net investment income of $4.033 and distributions from net realized gain of $.133 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

VIP Index 500 Portfolio Service Class 2

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$316.37	$249.51	$267.78	$224.72	$204.25	$206.02
Income from Investment Operations
Net investment income (loss)A	2.43	4.77	4.34	4.04	3.88	3.59
Net realized and unrealized gain (loss)	(12.69)	71.54	(16.96)	43.79	19.76	(1.42)
Total from investment operations	(10.26)	76.31	(12.62)	47.83	23.64	2.17
Distributions from net investment income	(.94)	(5.16)	(4.34)B	(3.99)	(2.95)	(3.80)
Distributions from net realized gain	(1.02)	(4.29)	(1.31)B	(.78)	(.22)	(.13)
Total distributions	(1.96)	(9.45)	(5.65)	(4.77)	(3.17)	(3.94)C
Net asset value, end of period	$304.15	$316.37	$249.51	$267.78	$224.72	$204.25
Total ReturnD,E,F	(3.28)%	31.02%	(4.73)%	21.41%	11.58%	1.08%
Ratios to Average Net AssetsG,H
Expenses before reductions	.35%I	.35%	.35%	.35%	.35%	.35%
Expenses net of fee waivers, if any	.35%I	.35%	.35%	.35%	.35%	.35%
Expenses net of all reductions	.35%I	.35%	.35%	.35%	.35%	.35%
Net investment income (loss)	1.65%I	1.65%	1.57%	1.64%	1.82%	1.73%
Supplemental Data
Net assets, end of period (000 omitted)	$1,648,592	$1,862,974	$1,016,922	$1,502,688	$1,215,228	$575,158
Portfolio turnover rateJ	12%I	7%	5%	5%	6%	9%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Total distributions of $3.94 per share is comprised of distributions from net investment income of $3.804 and distributions from net realized gain of $.133 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2020

1. Organization.

VIP Index 500 Portfolio (the Fund) is a fund of Variable Insurance Products Fund II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares and Service Class 2 shares. All classes have equal rights and voting privileges, except for matters affecting a single class.

Effective January 1, 2020:

Investment advisers Fidelity Investments Money Management, Inc., FMR Co., Inc., and Fidelity SelectCo, LLC, merged with and into Fidelity Management & Research Company. In connection with the merger transactions, the resulting, merged investment adviser was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Management & Research Company LLC".

Broker-dealer Fidelity Distributors Corporation merged with and into Fidelity Investments Institutional Services Company, Inc. ("FIISC"). FIISC was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Distributors Company LLC".

Fidelity Investments Institutional Operations Company, Inc. converted from a Massachusetts corporation to a Massachusetts LLC, and changed its name to "Fidelity Investments Institutional Operations Company LLC".

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2020 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees of $26,154 are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, respectively.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, market discount, deferred trustees compensation, certain deemed dividends and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes on an unconsolidated basis were as follows:

Gross unrealized appreciation	$5,150,549,958
Gross unrealized depreciation	(303,905,077)
Net unrealized appreciation (depreciation)	$4,846,644,881
Tax cost	$3,783,171,093

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities are noted in the table below.

	Purchases ($)	Sales ($)
VIP Index 500 Portfolio	496,404,426	799,996,727

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is based on an annual rate of .045% of the Fund's average net assets. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees. In addition, under an expense contract, the investment adviser pays class-level expenses as necessary so that total expenses do not exceed an annual rate of .10% of each class' average net assets, excluding the distribution and service fee for each applicable class, with certain exceptions.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services, were as follows:

Service Class	$54,794
Service Class 2	1,852,822
$1,907,616

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing, and shareholder servicing agent for each class. FIIOC receives asset-based fees based on each class's average net assets for transfer agent services, typesetting, and printing and mailing of shareholder reports, excluding mailing of proxy statements. Effective February 1, 2020, the Board approved to change the fee from .065% to .064%. Under the expense contract, each class pays a portion of the transfer agent fees equal to an annual rate of .055% of class-level average net assets. For the period, transfer agent fees for each class were as follows:

Initial Class	$1,822,922
Service Class	30,137
Service Class 2	407,621
$2,260,680

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
VIP Index 500 Portfolio	Borrower	$23,309,125	1.05%	$15,576

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Commitment fees on the Statement of Operations, and are as follows:

Amount
VIP Index 500 Portfolio	$10,852

During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. For equity securities, lending agents are used, including National Financial Services (NFS), an affiliate of the Fund. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of daily lending revenue, for its services as lending agent. The Fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to NFS, as affiliated borrower, at period end was $55,828. Total fees paid by the Fund to NFS, as lending agent, amounted to $12,533. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds, and includes $450 from securities loaned to NFS, as affiliated borrower.

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $1,819.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2020	Year ended December 31, 2019
Distributions to shareholders
Initial Class	$47,008,753	$228,445,268
Service Class	750,409	3,546,518
Service Class 2	11,572,885	46,679,282
Total	$59,332,047	$278,671,068

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2020	Year ended December 31, 2019	Six months ended June 30, 2020	Year ended December 31, 2019
Initial Class
Shares sold	1,999,915	2,647,754	$569,855,605	$769,737,549
Reinvestment of distributions	143,154	787,197	47,008,753	228,445,268
Shares redeemed	(2,973,720)	(3,316,362)	(867,497,547)	(972,881,354)
Net increase (decrease)	(830,651)	118,589	$(250,633,189)	$25,301,463
Service Class
Shares sold	18,478	37,954	$5,330,874	$10,974,722
Reinvestment of distributions	2,294	12,269	750,409	3,546,518
Shares redeemed	(17,291)	(38,107)	(4,919,381)	(11,067,349)
Net increase (decrease)	3,481	12,116	$1,161,902	$3,453,891
Service Class 2
Shares sold	1,603,981	2,440,351	$482,733,897	$676,913,168
Reinvestment of distributions	35,684	161,025	11,572,885	46,679,282
Shares redeemed	(2,107,948)	(788,463)	(545,495,903)	(215,963,475)
Net increase (decrease)	(468,283)	1,812,913	$(51,189,121)	$507,628,975

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 39% of the total outstanding shares of the Fund.

13. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2020 to June 30, 2020).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2020	Ending Account Value June 30, 2020	Expenses Paid During Period-B January 1, 2020 to June 30, 2020
Initial Class	.10%
Actual		$1,000.00	$968.40	$.49
Hypothetical-C		$1,000.00	$1,024.37	$.50
Service Class	.20%
Actual		$1,000.00	$967.90	$.98
Hypothetical-C		$1,000.00	$1,023.87	$1.01
Service Class 2.35%
Actual		$1,000.00	$967.20	$1.71
Hypothetical-C		$1,000.00	$1,023.12	$1.76

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

VIP Index 500 Portfolio

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreement (Sub-Advisory Agreement) for the fund with Geode Capital Management, LLC (Geode) (together, the Advisory Contracts). FMR and Geode are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its January 2020 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services provided by and the profits realized by Fidelity and Geode from their respective relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity and Geode, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups and with representatives of Geode. The Board considered the structure of the investment personnel compensation programs and whether the structures provide appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

The Trustees also discussed with representatives of Fidelity, at meetings throughout the year, Fidelity's role in, among other things, overseeing compliance with federal securities laws and other applicable requirements by Geode with respect to the fund and monitoring and overseeing the performance and investment capabilities of Geode. The Trustees considered that the Board had received from Fidelity periodic reports about its oversight and due diligence processes, as well as periodic reports regarding the performance of Geode.

The Board also considered the nature, extent and quality of services provided by Geode. The Trustees noted that under the Sub-Advisory Agreement, subject to oversight by Fidelity, Geode is responsible for, among other things, identifying investments and arranging for execution of portfolio transactions to implement the fund's investment strategy. In addition, the Trustees noted that Geode is responsible for providing such reporting as may be requested by Fidelity to fulfill its oversight responsibilities discussed above.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staffs, including their size, education, experience, and resources, as well as Fidelity's and Geode's approach to recruiting, training, managing, and compensating investment personnel. The Board considered that Fidelity's and Geode's investment professionals have extensive resources, tools and capabilities so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and by FMR's affiliates under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

The Board noted that it and the boards of certain other Fidelity funds had formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain target date funds and index funds; (vii) lowering expense caps for certain existing funds and classes, and converting certain voluntary expense caps to contractual caps, to reduce expenses borne by shareholders; (viii) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (ix) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (x) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against the securities market index the fund seeks to track and a peer group of funds with similar objectives (peer group), if any. The Board also periodically considers the fund's tracking error versus its benchmark index. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that an index fund's performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to a fund's benchmark index, over appropriate time periods taking into account relevant factors including the following: general market conditions; the characteristics of the fund's benchmark index; the extent to which statistical sampling is employed; any securities lending revenues; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods ended June 30, 2019, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe.

VIP Index 500 Portfolio

2019 Total Return % vs. Lipper VIP S&P 500 Index Funds and S&P 500:

75% beaten
25% beaten
Benchmark
Initial Class
Service Class 2
10.500
10.400
10.300
10.200
10.100
10.000
9.900
9.800
10.417
10.296
10.155
10.020
9.845
50.00
49.00
48.00
47.00
46.00
48.89
48.42
47.77
47.30
46.67
67.00
66.00
65.00
64.00
63.00
62.00
61.00
66.33
65.57
64.20
63.51
62.26
1 Year
3 Year
5 Year

% Beaten

	1 Year	3 Year	5 Year
Initial Class	95%	98%	100%
Service Class	82%	91%	92%
Service Class 2	50%	50%	55%

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods ended June 30 (December 31 for periods prior to 2018) shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group is broader than the Lipper peer group used by the Board for performance comparisons because the Total Mapped Group combines several Lipper investment objective categories while the Lipper peer group does not. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board. Because the vast majority of competitor funds' management fees do not cover non-management expenses, in prior years, the fund was compared on the basis of a hypothetical "net management fee," which was derived by subtracting payments made by FMR for "fund-level" non-management expenses (including pricing and bookkeeping fees and fees paid to non-affiliated custodians), as well as "class-level" expenses paid by FMR under expense limitation agreements in effect for the fund, from the fund's management fee. Given the fund's competitive management fee rate, Fidelity no longer calculates a hypothetical net management fee for the fund and, as a result, the chart does not include hypothetical net management fees for periods after 2016.

VIP Index 500 Portfolio

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended June 30, 2019.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component (such as the fund) and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other "fund-level" expenses, such as pricing and bookkeeping fees and custodial, legal, and audit fees, paid by FMR under the fund's management contract. The Board also considered other "class-level" expenses, such as transfer agent fees and fund-paid 12b-1 fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each of Initial Class, Service Class, and Service Class 2 ranked below the competitive median for the 12-month period ended June 30, 2019.

The Board considered that current contractual arrangements for the fund oblige FMR to pay all "class-level" expenses of each class of the fund to the extent necessary to limit total operating expenses, with certain exceptions, as follows: Initial Class: 0.10%; Service Class: 0.20%; and Service Class 2: 0.35%. These contractual arrangements may not be amended to increase the fees or expenses payable except by a vote of a majority of the Board and by a vote of a majority of the outstanding voting securities of the applicable class.

Fees Charged to Other Clients.  The Board also considered fee structures applicable to clients of Fidelity and Geode, such as other funds advised or subadvised by Fidelity or Geode, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's and Geode's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's and Geode's affiliates may benefit from the funds' business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's and Geode's various businesses. The Board considered that a joint ad hoc committee created by it and the boards of other Fidelity funds had recently been established, and met periodically, to evaluate potential fall-out benefits (PFOB Committee). The Board noted that the PFOB Committee, among other things: (i) discussed the legal framework surrounding potential fall-out benefits; (ii) reviewed the Board's responsibilities and approach to potential fall-out benefits; and (iii) reviewed practices employed by competitor funds regarding the review of potential fall-out benefits.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund, including the conclusions of the PFOB Committee, and was satisfied that the profitability was not excessive.

The Board also considered information regarding the profitability of Geode's relationship with the fund.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to the fund's current contractual arrangements, the expense ratio of each class will not decline if the class's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) consideration of performance fees for additional funds; (iii) changes in Fidelity's non-fund businesses and the impact of such changes on the funds; (iv) metrics for evaluating index fund and ETF performance and information about ETF trading characteristics; (v) the methodology with respect to evaluating competitive fund data and peer group classifications and fee comparisons; (vi) the expense structures for different funds and classes; (vii) information regarding other accounts managed by Fidelity, including collective investment trusts and separately managed accounts; and (viii) Fidelity's philosophies and strategies for evaluating funds and classes with lower or declining asset levels.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory and sub-advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2018 through November 30, 2019. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

Proxy Voting Results

A special meeting of shareholders was held on June 9, 2020. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1

To elect a Board of Trustees.

	# of Votes	% of Votes
Dennis J. Dirks
Affirmative	21,597,050,616.024	95.502
Withheld	1,017,240,628.578	4.498
TOTAL	22,614,291,244.601	100.000
Donald F. Donahue
Affirmative	21,605,904,576.366	95.541
Withheld	1,008,386,668.235	4.459
TOTAL	22,614,291,244.601	100.000
Bettina Doulton
Affirmative	21,645,998,598.109	95.718
Withheld	968,292,646.493	4.282
TOTAL	22,614,291,244.601	100.000
Vicki L. Fuller
Affirmative	21,660,928,063.243	95.784
Withheld	953,363,181.358	4.216
TOTAL	22,614,291,244.601	100.000
Patricia L. Kampling
Affirmative	21,663,944,422.383	95.798
Withheld	950,346,822.218	4.202
TOTAL	22,614,291,244.601	100.000
Alan J. Lacy
Affirmative	21,569,159,491.891	95.378
Withheld	1,045,131,752.710	4.622
TOTAL	22,614,291,244.601	100.000
Ned C. Lautenbach
Affirmative	21,469,914,492.101	94.940
Withheld	1,144,376,752.501	5.060
TOTAL	22,614,291,244.601	100.000
Robert A. Lawrence
Affirmative	21,583,601,126.100	95.442
Withheld	1,030,690,118.501	4.558
TOTAL	22,614,291,244.601	100.000
Joseph Mauriello
Affirmative	21,551,120,396.219	95.299
Withheld	1,063,170,848.382	4.701
TOTAL	22,614,291,244.601	100.000
Cornelia M. Small
Affirmative	21,592,890,757.027	95.483
Withheld	1,021,400,487.575	4.517
TOTAL	22,614,291,244.601	100.000
Garnett A. Smith
Affirmative	21,519,273,578.917	95.158
Withheld	1,095,017,665.685	4.842
TOTAL	22,614,291,244.601	100.000
David M. Thomas
Affirmative	21,574,034,388.063	95.400
Withheld	1,040,256,856.538	4.600
TOTAL	22,614,291,244.601	100.000
Susan Tomasky
Affirmative	21,607,546,330.771	95.548
Withheld	1,006,744,913.831	4.452
TOTAL	22,614,291,244.601	100.000
Michael E. Wiley
Affirmative	21,549,685,089.255	95.292
Withheld	1,064,606,155.346	4.708
TOTAL	22,614,291,244.601	100.000

PROPOSAL 2

To convert a fundamental investment policy to a non-fundamental investment policy.

	# of Votes	% of Votes
Affirmative	4,853,584,393.686	81.193
Against	724,297,295.725	12.116
Abstain	399,977,705.124	6.691
Broker Non-Vote	0.00	0.00
TOTAL	5,977,859,394.535	100.000
Proposal 1 reflects trust wide proposal and voting results.

VIPIDX-SANN-0820
1.705630.122

Fidelity® Variable Insurance Products:

Contrafund® Portfolio

Semi-Annual Report

June 30, 2020

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, and if your insurance carrier elects to participate, you may not be receiving paper copies of the Fund’s shareholder reports from the insurance company that offers your variable insurance product unless you specifically request paper copies from your financial professional or the administrator of your variable insurance product. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically, by contacting your financial professional or the administrator of your variable insurance product. If you own a Fidelity-administered variable insurance product, please visit fidelity.com/mailpreferences to make your election or call 1-800-343-3548.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial professional or the administrator of your variable insurance product. If you own a Fidelity-administered variable insurance product, please visit fidelity.com/mailpreferences to make your election or call 1-800-343-3548. Your election to receive reports in paper will apply to all funds available under your variable insurance product.

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees
Liquidity Risk Management Program
Proxy Voting Results

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

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All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Ten Stocks as of June 30, 2020

% of fund's net assets
Microsoft Corp.	8.6
Amazon.com, Inc.	6.6
Alphabet, Inc. Class C	4.5
Facebook, Inc. Class A	4.4
Apple, Inc.	4.4
Salesforce.com, Inc.	3.5
UnitedHealth Group, Inc.	3.0
Netflix, Inc.	2.7
Adobe, Inc.	2.3
Berkshire Hathaway, Inc. Class B	2.2
42.2

Top Market Sectors as of June 30, 2020

% of fund's net assets
Information Technology	36.5
Health Care	16.7
Communication Services	13.8
Consumer Discretionary	11.8
Financials	6.7
Consumer Staples	4.3
Industrials	3.2
Materials	1.8
Real Estate	1.5
Utilities	0.7

Asset Allocation (% of fund's net assets)

As of June 30, 2020*
Stocks	97.4%
Short-Term Investments and Net Other Assets (Liabilities)	2.6%

 * Foreign investments - 6.1%

Schedule of Investments June 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.4%
	Shares	Value
COMMUNICATION SERVICES - 13.8%
Entertainment - 4.2%
Activision Blizzard, Inc.	1,128,228	$85,632,505
Electronic Arts, Inc. (a)	595,900	78,688,595
NetEase, Inc.	695,300	11,985,302
Netflix, Inc. (a)	1,111,454	505,756,028
Nintendo Co. Ltd.	2,400	1,072,965
Sea Ltd. ADR (a)	42,300	4,536,252
Spotify Technology SA (a)	57,797	14,922,607
Take-Two Interactive Software, Inc. (a)	369,218	51,531,756
The Walt Disney Co.	248,958	27,761,307
		781,887,317
Interactive Media & Services - 9.0%
Alphabet, Inc. Class C (a)	592,767	837,941,359
Facebook, Inc. Class A (a)	3,619,613	821,905,524
Match Group, Inc. (a)(b)	12,300	1,316,715
Snap, Inc. Class A (a)	351,000	8,244,990
Tencent Holdings Ltd.	112,800	7,227,989
Zoominfo Technologies, Inc. (b)	24,400	1,245,132
		1,677,881,709
Media - 0.0%
Charter Communications, Inc. Class A (a)	21,452	10,941,378
Wireless Telecommunication Services - 0.6%
Bharti Airtel Ltd. (a)	142,800	1,058,264
T-Mobile U.S., Inc.	1,010,501	105,243,679
T-Mobile U.S., Inc. rights 7/28/20 (a)	500,501	84,084
		106,386,027

TOTAL COMMUNICATION SERVICES		2,577,096,431

CONSUMER DISCRETIONARY - 11.8%
Automobiles - 0.0%
Tesla, Inc. (a)	8,700	9,394,347
Diversified Consumer Services - 0.0%
Chegg, Inc. (a)	35,200	2,367,552
Hotels, Restaurants & Leisure - 0.4%
Chipotle Mexican Grill, Inc. (a)	37,185	39,132,007
Domino's Pizza, Inc.	16,400	6,058,816
DraftKings, Inc. Class A (a)	130,400	4,337,104
Evolution Gaming Group AB (c)	127,500	7,602,219
McDonald's Corp.	58,290	10,752,756
		67,882,902
Household Durables - 0.4%
D.R. Horton, Inc.	724,000	40,145,800
Garmin Ltd.	70,646	6,887,985
Mohawk Industries, Inc. (a)	8,000	814,080
NVR, Inc. (a)	5,600	18,249,000
		66,096,865
Internet & Direct Marketing Retail - 7.9%
Alibaba Group Holding Ltd.	1,362,900	36,776,224
Alibaba Group Holding Ltd. sponsored ADR (a)	154,057	33,230,095
Amazon.com, Inc. (a)	447,402	1,234,301,586
Boohoo.Com PLC (a)	1,795,800	9,167,724
Coupang unit (d)(e)	228,895	1,716,713
Delivery Hero AG (a)(c)	644	65,813
eBay, Inc.	1,789,100	93,838,295
Expedia, Inc.	181,085	14,885,187
Farfetch Ltd. Class A (a)	75,700	1,307,339
JD.com, Inc.:
Class A	514,900	15,399,499
sponsored ADR (a)	22,800	1,372,104
Meituan Dianping Class B (a)	495,300	10,985,365
MercadoLibre, Inc. (a)	2,700	2,661,579
Pinduoduo, Inc. ADR (a)	135,700	11,648,488
		1,467,356,011
Leisure Products - 0.0%
Peloton Interactive, Inc. Class A (a)	92,700	5,355,279
Multiline Retail - 0.6%
Dollar General Corp.	580,002	110,496,181
Specialty Retail - 1.8%
AutoZone, Inc. (a)	19,000	21,434,280
Burlington Stores, Inc. (a)	13,445	2,647,724
Lowe's Companies, Inc.	420,000	56,750,400
The Home Depot, Inc.	870,460	218,058,935
TJX Companies, Inc.	554,854	28,053,418
		326,944,757
Textiles, Apparel & Luxury Goods - 0.7%
adidas AG	75,049	19,786,806
Allbirds, Inc. (a)(d)(e)	130,840	1,348,960
Deckers Outdoor Corp. (a)	37,859	7,435,129
lululemon athletica, Inc. (a)	6,459	2,015,273
NIKE, Inc. Class B	1,112,430	109,073,762
		139,659,930

TOTAL CONSUMER DISCRETIONARY		2,195,553,824

CONSUMER STAPLES - 4.3%
Beverages - 0.8%
Constellation Brands, Inc. Class A (sub. vtg.)	18,400	3,219,080
Keurig Dr. Pepper, Inc. (b)	446,980	12,694,232
Monster Beverage Corp. (a)	15,100	1,046,732
PepsiCo, Inc.	975,642	129,038,411
The Coca-Cola Co.	244,657	10,931,275
		156,929,730
Food & Staples Retailing - 1.7%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	120,000	3,762,817
Costco Wholesale Corp.	672,601	203,939,349
Kroger Co.	20,489	693,553
Walmart, Inc.	911,165	109,139,344
		317,535,063
Food Products - 0.2%
Freshpet, Inc. (a)	28,800	2,409,408
The Hershey Co.	240,000	31,108,800
		33,518,208
Household Products - 0.8%
Procter & Gamble Co.	1,030,000	123,157,100
Reynolds Consumer Products, Inc.	477,746	16,596,896
		139,753,996
Personal Products - 0.8%
Estee Lauder Companies, Inc. Class A	737,285	139,110,934
L'Oreal SA	15,400	4,970,300
		144,081,234

TOTAL CONSUMER STAPLES		791,818,231

ENERGY - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Canadian Natural Resources Ltd.	70,200	1,217,745
EOG Resources, Inc.	21,500	1,089,190
Hess Corp.	104,063	5,391,504
Noble Energy, Inc.	114,500	1,025,920
Phillips 66 Co.	115,200	8,282,880
Pioneer Natural Resources Co.	11,700	1,143,090
Reliance Industries Ltd.	2,602,481	58,705,247
Valero Energy Corp.	90,300	5,311,446
		82,167,022
FINANCIALS - 6.7%
Banks - 1.3%
Bank of America Corp.	3,046,747	72,360,241
Citigroup, Inc.	20,200	1,032,220
JPMorgan Chase & Co.	1,800,939	169,396,322
The Toronto-Dominion Bank	19,500	870,289
		243,659,072
Capital Markets - 2.4%
BlackRock, Inc. Class A	119,100	64,801,119
CME Group, Inc.	396,439	64,437,195
MarketAxess Holdings, Inc.	4,100	2,053,772
Moody's Corp.	293,400	80,605,782
MSCI, Inc.	336,000	112,163,520
S&P Global, Inc.	358,000	117,953,840
Tradeweb Markets, Inc. Class A	24,650	1,433,151
		443,448,379
Consumer Finance - 0.1%
American Express Co.	271,871	25,882,119
Diversified Financial Services - 2.2%
Berkshire Hathaway, Inc. Class B (a)	2,326,488	415,301,373
Insurance - 0.7%
Allstate Corp.	590,000	57,224,100
Intact Financial Corp.	11,800	1,123,069
Progressive Corp.	832,500	66,691,575
Selectquote, Inc. (b)	59,200	1,499,536
		126,538,280

TOTAL FINANCIALS		1,254,829,223

HEALTH CARE - 16.7%
Biotechnology - 4.5%
AbbVie, Inc.	1,673,907	164,344,189
Acceleron Pharma, Inc. (a)	49,254	4,692,429
Alector, Inc. (a)	33,500	818,740
Alexion Pharmaceuticals, Inc. (a)	28,800	3,232,512
Alnylam Pharmaceuticals, Inc. (a)	33,900	5,020,929
Arcus Biosciences, Inc. (a)	113,900	2,817,886
Argenx SE ADR (a)	22,800	5,135,244
BeiGene Ltd. ADR (a)	32,400	6,104,160
Biogen, Inc. (a)	268,700	71,890,685
Biohaven Pharmaceutical Holding Co. Ltd. (a)	15,900	1,162,449
bluebird bio, Inc. (a)	36,900	2,252,376
CSL Ltd.	1,400	277,282
Galapagos Genomics NV sponsored ADR (a)	6,423	1,267,194
Genmab A/S (a)	8,500	2,845,081
Gilead Sciences, Inc.	306,800	23,605,192
Global Blood Therapeutics, Inc. (a)	74,539	4,705,647
Idorsia Ltd. (a)	358,109	11,452,533
Immunomedics, Inc. (a)	34,700	1,229,768
Innovent Biologics, Inc. (a)(c)	1,516,500	11,250,726
Mirati Therapeutics, Inc. (a)	29,200	3,333,764
Morphosys AG (a)	17,700	2,236,175
Neurocrine Biosciences, Inc. (a)	18,000	2,196,000
Passage Bio, Inc. (a)	22,800	623,124
Regeneron Pharmaceuticals, Inc. (a)	391,725	244,299,296
Repare Therapeutics, Inc.	19,700	611,094
Sarepta Therapeutics, Inc. (a)	42,100	6,750,314
Seattle Genetics, Inc. (a)	72,852	12,379,012
Turning Point Therapeutics, Inc. (a)	48,047	3,103,356
Vertex Pharmaceuticals, Inc. (a)	815,685	236,801,512
Zai Lab Ltd. ADR (a)	62,869	5,163,431
		841,602,100
Health Care Equipment & Supplies - 4.7%
Abbott Laboratories	894,671	81,799,770
Baxter International, Inc.	1,129,368	97,238,585
Danaher Corp.	1,328,163	234,859,063
DexCom, Inc. (a)	360,842	146,285,347
Edwards Lifesciences Corp. (a)	1,245,228	86,057,707
Inari Medical, Inc.	16,100	779,884
Intuitive Surgical, Inc. (a)	197,720	112,666,788
Masimo Corp. (a)	90,292	20,585,673
Quidel Corp. (a)	7,900	1,767,546
ResMed, Inc.	376,690	72,324,480
Sonova Holding AG Class B	15,905	3,175,292
Stryker Corp.	29,957	5,397,952
West Pharmaceutical Services, Inc.	53,600	12,176,312
		875,114,399
Health Care Providers & Services - 3.9%
Centene Corp. (a)	782,700	49,740,585
Cigna Corp.	473,547	88,861,095
Henry Schein, Inc. (a)	17,200	1,004,308
Humana, Inc.	54,000	20,938,500
Patterson Companies, Inc.	39,506	869,132
UnitedHealth Group, Inc.	1,923,940	567,466,103
		728,879,723
Health Care Technology - 0.1%
Veeva Systems, Inc. Class A (a)	104,468	24,489,389
Life Sciences Tools & Services - 1.0%
10X Genomics, Inc. (a)	20,671	1,846,127
Bio-Rad Laboratories, Inc. Class A (a)	31,640	14,285,144
Charles River Laboratories International, Inc. (a)	6,000	1,046,100
Eurofins Scientific SA	11,823	7,419,962
Lonza Group AG	2,119	1,122,429
Mettler-Toledo International, Inc. (a)	9,300	7,491,615
Thermo Fisher Scientific, Inc.	402,268	145,757,787
		178,969,164
Pharmaceuticals - 2.5%
AstraZeneca PLC sponsored ADR	1,330,617	70,376,333
Bristol-Myers Squibb Co.	745,447	43,832,284
Bristol-Myers Squibb Co. rights (a)	526,000	1,883,080
Eli Lilly & Co.	911,234	149,606,398
Hansoh Pharmaceutical Group Co. Ltd. (c)	1,802,000	8,486,291
Horizon Therapeutics PLC(a)	89,400	4,968,852
Johnson & Johnson	49,300	6,933,059
Merck & Co., Inc.	474,615	36,701,978
MyoKardia, Inc. (a)	18,600	1,797,132
Roche Holding AG (participation certificate)	125,000	43,306,192
Royalty Pharma PLC	311,900	15,142,745
Teva Pharmaceutical Industries Ltd. sponsored ADR (a)	456,700	5,631,111
UCB SA	9,600	1,111,995
Zoetis, Inc. Class A	503,696	69,026,500
		458,803,950

TOTAL HEALTH CARE		3,107,858,725

INDUSTRIALS - 3.2%
Aerospace & Defense - 0.7%
Harris Corp.	232,105	39,381,255
Huntington Ingalls Industries, Inc.	96,500	16,838,285
Lockheed Martin Corp.	46,800	17,078,256
Northrop Grumman Corp.	183,551	56,430,919
TransDigm Group, Inc.	11,300	4,995,165
		134,723,880
Air Freight & Logistics - 0.1%
C.H. Robinson Worldwide, Inc.	77,406	6,119,718
United Parcel Service, Inc. Class B	41,100	4,569,498
		10,689,216
Airlines - 0.2%
Ryanair Holdings PLC sponsored ADR (a)	18,500	1,227,290
Southwest Airlines Co.	1,010,000	34,521,800
		35,749,090
Building Products - 0.2%
Fortune Brands Home & Security, Inc.	206,800	13,220,724
The AZEK Co., Inc.	58,300	1,857,438
Toto Ltd.	595,300	22,888,350
		37,966,512
Commercial Services & Supplies - 0.1%
Cintas Corp.	49,180	13,099,585
Clean TeQ Holdings Ltd. (a)	51,800	5,005
Copart, Inc. (a)	134,600	11,208,142
		24,312,732
Electrical Equipment - 0.4%
AMETEK, Inc.	155,000	13,852,350
Rockwell Automation, Inc.	155,400	33,100,200
Vestas Wind Systems A/S	280,052	28,678,111
		75,630,661
Industrial Conglomerates - 0.3%
General Electric Co.	1,000,821	6,835,607
Roper Technologies, Inc.	123,700	48,027,762
		54,863,369
Machinery - 0.4%
Fortive Corp.	265,006	17,930,306
Nordson Corp.	108,300	20,545,593
Otis Worldwide Corp.	627,600	35,685,336
		74,161,235
Professional Services - 0.6%
Clarivate Analytics PLC (a)	991,345	22,136,734
CoStar Group, Inc. (a)	23,616	16,783,183
Experian PLC	299,447	10,510,247
FTI Consulting, Inc. (a)	349,070	39,985,969
Verisk Analytics, Inc.	81,000	13,786,200
		103,202,333
Road & Rail - 0.2%
Canadian Pacific Railway Ltd.	38,800	9,869,193
Old Dominion Freight Lines, Inc.	100,700	17,077,713
Union Pacific Corp.	87,072	14,721,263
		41,668,169
Trading Companies & Distributors - 0.0%
Fastenal Co.	26,500	1,135,260

TOTAL INDUSTRIALS		594,102,457

INFORMATION TECHNOLOGY - 36.5%
Electronic Equipment & Components - 1.1%
Amphenol Corp. Class A	1,214,498	116,361,053
CDW Corp.	82,450	9,579,041
IPG Photonics Corp. (a)	24,400	3,913,516
Keysight Technologies, Inc. (a)	477,456	48,118,016
Samsung SDI Co. Ltd.	7,400	2,268,331
Zebra Technologies Corp. Class A (a)	85,130	21,789,024
		202,028,981
IT Services - 8.6%
Accenture PLC Class A	540,397	116,034,044
Adyen BV (a)(c)	31,717	46,163,911
Black Knight, Inc. (a)	100,000	7,256,000
Booz Allen Hamilton Holding Corp. Class A	405,000	31,504,950
CACI International, Inc. Class A (a)	96,088	20,839,565
Edenred SA (b)	20,533	898,069
EPAM Systems, Inc. (a)	75,396	19,000,546
Fidelity National Information Services, Inc.	370,567	49,689,329
Global Payments, Inc.	328,078	55,648,590
Jack Henry & Associates, Inc.	5,700	1,048,971
MasterCard, Inc. Class A	1,161,740	343,526,518
MongoDB, Inc. Class A (a)(b)	424,198	96,012,975
Okta, Inc. (a)	1,432,073	286,743,977
PayPal Holdings, Inc. (a)	928,044	161,693,106
Repay Holdings Corp. (a)	198,900	4,898,907
Square, Inc. (a)	70,100	7,356,294
Twilio, Inc. Class A (a)	63,600	13,955,112
VeriSign, Inc. (a)	48,100	9,948,523
Visa, Inc. Class A	1,746,617	337,394,006
		1,609,613,393
Semiconductors & Semiconductor Equipment - 4.0%
Advanced Micro Devices, Inc. (a)	1,214,439	63,891,636
Analog Devices, Inc.	73,039	8,957,503
Applied Materials, Inc.	57,447	3,472,671
ASML Holding NV	162,999	59,988,522
Broadcom, Inc.	3,300	1,041,513
Enphase Energy, Inc. (a)	368,220	17,516,225
Inphi Corp. (a)	21,000	2,467,500
Intel Corp.	394,400	23,596,952
KLA-Tencor Corp.	238,836	46,448,825
Lam Research Corp.	340,251	110,057,588
Lattice Semiconductor Corp. (a)	81,500	2,313,785
Marvell Technology Group Ltd.	32,200	1,128,932
Micron Technology, Inc. (a)	82,700	4,260,704
Monolithic Power Systems, Inc.	5,000	1,185,000
NVIDIA Corp.	500,260	190,053,777
NXP Semiconductors NV	159,058	18,138,974
Qorvo, Inc. (a)	30,800	3,404,324
Qualcomm, Inc.	1,333,310	121,611,205
SiTime Corp.	17,700	839,157
Skyworks Solutions, Inc.	140,800	18,002,688
SolarEdge Technologies, Inc. (a)	106,853	14,829,059
Synaptics, Inc. (a)	225,674	13,567,521
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	76,600	4,348,582
Texas Instruments, Inc.	151,500	19,235,955
		750,358,598
Software - 18.4%
Adobe, Inc. (a)	1,001,153	435,811,912
Agora, Inc. ADR (a)	16,300	719,971
Alteryx, Inc. Class A (a)(b)	1,600	262,848
ANSYS, Inc. (a)	66,600	19,429,218
Atlassian Corp. PLC (a)	859,075	154,865,450
Cadence Design Systems, Inc. (a)	250,800	24,066,768
Ceridian HCM Holding, Inc. (a)	42,400	3,361,048
Citrix Systems, Inc.	63,200	9,347,912
Coupa Software, Inc. (a)	521,510	144,479,130
Crowdstrike Holdings, Inc.	13,800	1,384,002
Datadog, Inc. Class A (a)	124,306	10,808,407
DocuSign, Inc. (a)	16,429	2,829,238
Dropbox, Inc. Class A (a)	449,731	9,790,644
Dynatrace, Inc.	393,566	15,978,780
Everbridge, Inc. (a)	50,600	7,001,016
Fortinet, Inc. (a)	510,400	70,062,608
Intuit, Inc.	232,532	68,873,653
Microsoft Corp.	7,864,800	1,600,565,449
Netcompany Group A/S (a)(c)	2,256	147,962
Pagerduty, Inc. (a)(b)	49,569	1,418,665
Palo Alto Networks, Inc. (a)	9,000	2,067,030
Paycom Software, Inc. (a)	4,100	1,269,893
RingCentral, Inc. (a)	250,162	71,298,672
Salesforce.com, Inc. (a)	3,503,238	656,261,575
ServiceNow, Inc. (a)	153,600	62,217,216
Slack Technologies, Inc. Class A (a)(b)	630,400	19,599,136
Snowflake Computing, Inc. Class B (d)(e)	13,478	522,542
Synopsys, Inc. (a)	51,000	9,945,000
Workday, Inc. Class A (a)	46,301	8,674,955
Xero Ltd. (a)	38,300	2,381,682
Zoom Video Communications, Inc. Class A (a)	20,562	5,213,289
Zscaler, Inc. (a)	20,000	2,190,000
		3,422,845,671
Technology Hardware, Storage & Peripherals - 4.4%
Apple, Inc.	2,238,100	816,458,880
Samsung Electronics Co. Ltd.	126,400	5,609,513
		822,068,393

TOTAL INFORMATION TECHNOLOGY		6,806,915,036

MATERIALS - 1.8%
Chemicals - 0.6%
Air Products & Chemicals, Inc.	43,171	10,424,070
FMC Corp.	10,000	996,200
Sherwin-Williams Co.	166,279	96,084,320
		107,504,590
Containers & Packaging - 0.0%
Silgan Holdings, Inc.	20,100	651,039
Metals & Mining - 1.2%
Agnico Eagle Mines Ltd. (Canada)	16,200	1,037,320
Barrick Gold Corp.	193,999	5,226,333
Barrick Gold Corp. (Canada)	2,364,509	63,623,684
Franco-Nevada Corp.	748,100	104,505,867
Kirkland Lake Gold Ltd.	581,764	23,954,484
Lundin Gold, Inc. (a)	360,100	3,379,253
Newcrest Mining Ltd.	131,231	2,909,926
Newmont Corp.	346,000	21,362,040
Northern Star Resources Ltd.	123,700	1,140,481
		227,139,388

TOTAL MATERIALS		335,295,017

REAL ESTATE - 1.5%
Equity Real Estate Investment Trusts (REITs) - 1.5%
Alexandria Real Estate Equities, Inc.	14,000	2,271,500
American Tower Corp.	681,138	176,101,419
Digital Realty Trust, Inc.	144,800	20,577,528
Equity Commonwealth	121,500	3,912,300
Equity Residential (SBI)	169,756	9,985,048
Prologis, Inc.	125,336	11,697,609
SBA Communications Corp. Class A	161,100	47,994,912
		272,540,316
UTILITIES - 0.7%
Electric Utilities - 0.7%
NextEra Energy, Inc.	450,397	108,171,847
PG&E Corp. (a)	1,642,200	14,566,314
		122,738,161
TOTAL COMMON STOCKS
(Cost $10,738,687,281)		18,140,914,443

Convertible Preferred Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Internet & Direct Marketing Retail - 0.0%
Doordash, Inc. Series H (d)(e)	17,715	4,066,142
Textiles, Apparel & Luxury Goods - 0.0%
Allbirds, Inc.:
Series A (a)(d)(e)	51,640	532,408
Series B (a)(d)(e)	9,070	93,512
Series C (a)(d)(e)	86,705	893,929
Series Seed (a)(d)(e)	27,745	286,051
		1,805,900
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $5,987,150)		5,872,042

Money Market Funds - 2.9%
Fidelity Cash Central Fund 0.12% (f)	488,505,454	488,603,155
Fidelity Securities Lending Cash Central Fund 0.12% (f)(g)	58,192,745	58,198,564
TOTAL MONEY MARKET FUNDS
(Cost $546,796,811)		546,801,719
TOTAL INVESTMENT IN SECURITIES - 100.3%
(Cost $11,291,471,242)		18,693,588,204
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(63,561,653)
NET ASSETS - 100%		$18,630,026,551

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $73,716,922 or 0.4% of net assets.

 (d) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $9,460,257 or 0.1% of net assets.

 (e) Level 3 security

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Allbirds, Inc.	10/9/18	$1,434,943
Allbirds, Inc. Series A	10/9/18	$566,344
Allbirds, Inc. Series B	10/9/18	$99,472
Allbirds, Inc. Series C	10/9/18	$950,908
Allbirds, Inc. Series Seed	10/9/18	$304,284
Coupang unit	6/12/20	$1,716,713
Doordash, Inc. Series H	6/17/20	$4,066,142
Snowflake Computing, Inc. Class B	3/19/20	$522,765

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,009,269
Fidelity Securities Lending Cash Central Fund	114,482
Total	$1,123,751

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$2,577,096,431	$2,568,795,477	$8,300,954	$--
Consumer Discretionary	2,201,425,866	2,135,925,121	56,563,030	8,937,715
Consumer Staples	791,818,231	786,847,931	4,970,300	--
Energy	82,167,022	82,167,022	--	--
Financials	1,254,829,223	1,254,829,223	--	--
Health Care	3,107,858,725	3,063,430,104	44,428,621	--
Industrials	594,102,457	532,025,749	62,076,708	--
Information Technology	6,806,915,036	6,798,514,650	7,877,844	522,542
Materials	335,295,017	332,385,091	2,909,926	--
Real Estate	272,540,316	272,540,316	--	--
Utilities	122,738,161	122,738,161	--	--
Money Market Funds	546,801,719	546,801,719	--	--
Total Investments in Securities:	$18,693,588,204	$18,497,000,564	$187,127,383	$9,460,257

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		June 30, 2020 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $58,123,199) — See accompanying schedule: Unaffiliated issuers (cost $10,744,674,431)	$18,146,786,485
Fidelity Central Funds (cost $546,796,811)	546,801,719
Total Investment in Securities (cost $11,291,471,242)		$18,693,588,204
Foreign currency held at value (cost $57,314)		57,307
Receivable for investments sold		24,791,896
Receivable for fund shares sold		17,690,762
Dividends receivable		5,592,436
Distributions receivable from Fidelity Central Funds		94,511
Other receivables		1,256,410
Total assets		18,743,071,526
Liabilities
Payable to custodian bank	$462,842
Payable for investments purchased	19,890,973
Payable for fund shares redeemed	19,614,361
Accrued management fee	8,158,491
Distribution and service plan fees payable	1,656,025
Other affiliated payables	1,232,601
Other payables and accrued expenses	3,835,781
Collateral on securities loaned	58,193,901
Total liabilities		113,044,975
Net Assets		$18,630,026,551
Net Assets consist of:
Paid in capital		$11,051,075,943
Total accumulated earnings (loss)		7,578,950,608
Net Assets		$18,630,026,551
Net Asset Value and Maximum Offering Price
Initial Class:
Net Asset Value, offering price and redemption price per share ($7,867,467,259 ÷ 194,804,887 shares)		$40.39
Service Class:
Net Asset Value, offering price and redemption price per share ($1,528,175,242 ÷ 38,065,595 shares)		$40.15
Service Class 2:
Net Asset Value, offering price and redemption price per share ($7,426,807,300 ÷ 189,544,318 shares)		$39.18
Investor Class:
Net Asset Value, offering price and redemption price per share ($1,807,576,750 ÷ 45,083,093 shares)		$40.09

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2020 (Unaudited)
Investment Income
Dividends		$74,097,218
Income from Fidelity Central Funds (including $114,482 from security lending)		1,123,751
Total income		75,220,969
Expenses
Management fee	$46,608,478
Transfer agent fees	6,164,614
Distribution and service plan fees	10,072,849
Accounting fees	796,844
Custodian fees and expenses	131,090
Independent trustees' fees and expenses	54,936
Audit	44,268
Legal	27,647
Miscellaneous	638,015
Total expenses before reductions	64,538,741
Expense reductions	(359,790)
Total expenses after reductions		64,178,951
Net investment income (loss)		11,042,018
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $725,682)	193,083,190
Fidelity Central Funds	(10,401)
Foreign currency transactions	(234,212)
Total net realized gain (loss)		192,838,577
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $1,472,231)	1,334,388,014
Assets and liabilities in foreign currencies	21,412
Total change in net unrealized appreciation (depreciation)		1,334,409,426
Net gain (loss)		1,527,248,003
Net increase (decrease) in net assets resulting from operations		$1,538,290,021

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2020 (Unaudited)	Year ended December 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$11,042,018	$63,308,078
Net realized gain (loss)	192,838,577	245,013,168
Change in net unrealized appreciation (depreciation)	1,334,409,426	4,446,153,621
Net increase (decrease) in net assets resulting from operations	1,538,290,021	4,754,474,867
Distributions to shareholders	(107,569,486)	(2,102,317,791)
Share transactions - net increase (decrease)	(968,059,942)	(432,541,997)
Total increase (decrease) in net assets	462,660,593	2,219,615,079
Net Assets
Beginning of period	18,167,365,958	15,947,750,879
End of period	$18,630,026,551	$18,167,365,958

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP Contrafund Portfolio Initial Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$37.17	$32.13	$37.94	$33.18	$33.91	$37.36
Income from Investment Operations
Net investment income (loss)A	.05	.16	.23	.35	.33	.35
Net realized and unrealized gain (loss)	3.40	9.15	(2.50)	6.69	1.85	(.14)
Total from investment operations	3.45	9.31	(2.27)	7.04	2.18	.21
Distributions from net investment income	(.04)	(.16)	(.26)	(.36)	(.26)	(.37)
Distributions from net realized gain	(.18)	(4.11)	(3.28)	(1.91)	(2.65)	(3.30)
Total distributions	(.23)B	(4.27)	(3.54)	(2.28)C	(2.91)	(3.66)D
Net asset value, end of period	$40.39	$37.17	$32.13	$37.94	$33.18	$33.91
Total ReturnE,F,G	9.29%	31.58%	(6.38)%	21.88%	8.04%	.64%
Ratios to Average Net AssetsH,I
Expenses before reductions	.62%J	.61%	.62%	.62%	.63%	.63%
Expenses net of fee waivers, if any	.62%J	.61%	.62%	.62%	.63%	.63%
Expenses net of all reductions	.61%J	.61%	.61%	.62%	.62%	.62%
Net investment income (loss)	.25%J	.48%	.64%	.98%	1.04%	1.01%
Supplemental Data
Net assets, end of period (000 omitted)	$7,867,467	$6,919,369	$6,240,295	$7,609,925	$6,962,430	$7,436,130
Portfolio turnover rateK	42%J	37%L	111%L	70%	62%	80%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.23 per share is comprised of distributions from net investment income of $.044 and distributions from net realized gain of $.183 per share.

 C Total distributions of $2.28 per share is comprised of distributions from net investment income of $.364 and distributions from net realized gain of $1.911 per share.

 D Total distributions of $3.66 per share is comprised of distributions from net investment income of $.369 and distributions from net realized gain of $3.295 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 L Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

VIP Contrafund Portfolio Service Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$36.96	$31.97	$37.77	$33.04	$33.79	$37.23
Income from Investment Operations
Net investment income (loss)A	.03	.13	.19	.31	.29	.32
Net realized and unrealized gain (loss)	3.38	9.10	(2.48)	6.66	1.84	(.13)
Total from investment operations	3.41	9.23	(2.29)	6.97	2.13	.19
Distributions from net investment income	(.04)	(.13)	(.22)	(.33)	(.23)	(.33)
Distributions from net realized gain	(.18)	(4.11)	(3.28)	(1.91)	(2.65)	(3.30)
Total distributions	(.22)	(4.24)	(3.51)B	(2.24)	(2.88)	(3.63)
Net asset value, end of period	$40.15	$36.96	$31.97	$37.77	$33.04	$33.79
Total ReturnC,D,E	9.25%	31.45%	(6.49)%	21.76%	7.91%	.56%
Ratios to Average Net AssetsF,G
Expenses before reductions	.72%H	.71%	.72%	.72%	.73%	.73%
Expenses net of fee waivers, if any	.72%H	.71%	.72%	.72%	.73%	.73%
Expenses net of all reductions	.71%H	.71%	.71%	.72%	.72%	.72%
Net investment income (loss)	.15%H	.38%	.54%	.88%	.94%	.91%
Supplemental Data
Net assets, end of period (000 omitted)	$1,528,175	$1,493,164	$1,324,859	$1,569,798	$1,428,793	$1,546,864
Portfolio turnover rateI	42%H	37%J	111%J	70%	62%	80%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $3.51 per share is comprised of distributions from net investment income of $.223 and distributions from net realized gain of $3.282 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

VIP Contrafund Portfolio Service Class 2

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$36.10	$31.31	$37.05	$32.45	$33.25	$36.70
Income from Investment Operations
Net investment income (loss)A	–B	.08	.14	.25	.24	.26
Net realized and unrealized gain (loss)	3.29	8.89	(2.44)	6.54	1.80	(.14)
Total from investment operations	3.29	8.97	(2.30)	6.79	2.04	.12
Distributions from net investment income	(.03)	(.07)	(.16)	(.28)	(.20)	(.28)
Distributions from net realized gain	(.18)	(4.11)	(3.28)	(1.91)	(2.65)	(3.30)
Total distributions	(.21)	(4.18)	(3.44)	(2.19)	(2.84)C	(3.57)D
Net asset value, end of period	$39.18	$36.10	$31.31	$37.05	$32.45	$33.25
Total ReturnE,F,G	9.14%	31.27%	(6.64)%	21.59%	7.76%	.39%
Ratios to Average Net AssetsH,I
Expenses before reductions	.87%J	.86%	.87%	.87%	.88%	.88%
Expenses net of fee waivers, if any	.87%J	.86%	.87%	.87%	.88%	.88%
Expenses net of all reductions	.86%J	.86%	.86%	.87%	.87%	.87%
Net investment income (loss)	- %J,K	.23%	.39%	.73%	.79%	.76%
Supplemental Data
Net assets, end of period (000 omitted)	$7,426,807	$8,038,646	$6,979,731	$9,255,124	$8,138,206	$8,363,076
Portfolio turnover rateL	42%J	37%M	111%M	70%	62%	80%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions of $2.84 per share is comprised of distributions from net investment income of $.196 and distributions from net realized gain of $2.648 per share.

 D Total distributions of $3.57 per share is comprised of distributions from net investment income of $.279 and distributions from net realized gain of $3.295 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount represents less than $.005%.

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 M Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

VIP Contrafund Portfolio Investor Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$36.91	$31.93	$37.74	$33.01	$33.76	$37.21
Income from Investment Operations
Net investment income (loss)A	.03	.14	.20	.32	.30	.32
Net realized and unrealized gain (loss)	3.37	9.08	(2.49)	6.66	1.84	(.13)
Total from investment operations	3.40	9.22	(2.29)	6.98	2.14	.19
Distributions from net investment income	(.04)	(.14)	(.23)	(.34)	(.24)	(.34)
Distributions from net realized gain	(.18)	(4.11)	(3.28)	(1.91)	(2.65)	(3.30)
Total distributions	(.22)	(4.24)B	(3.52)C	(2.25)	(2.89)	(3.64)
Net asset value, end of period	$40.09	$36.91	$31.93	$37.74	$33.01	$33.76
Total ReturnD,E,F	9.24%	31.49%	(6.49)%	21.81%	7.95%	.56%
Ratios to Average Net AssetsG,H
Expenses before reductions	.69%I	.69%	.70%	.70%	.71%	.71%
Expenses net of fee waivers, if any	.69%I	.69%	.69%	.70%	.71%	.71%
Expenses net of all reductions	.69%I	.69%	.69%	.70%	.70%	.70%
Net investment income (loss)	.17%I	.40%	.56%	.90%	.95%	.93%
Supplemental Data
Net assets, end of period (000 omitted)	$1,807,577	$1,716,187	$1,402,867	$1,553,670	$1,327,708	$1,276,807
Portfolio turnover rateJ	42%I	37%K	111%K	70%	62%	80%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $4.24 per share is comprised of distributions from net investment income of $.135 and distributions from net realized gain of $4.109 per share.

 C Total distributions of $3.52 per share is comprised of distributions from net investment income of $.233 and distributions from net realized gain of $3.282 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2020

1. Organization.

VIP Contrafund Portfolio (the Fund) is a fund of Variable Insurance Products Fund II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.

Effective January 1, 2020:

Investment advisers Fidelity Investments Money Management, Inc., FMR Co., Inc., and Fidelity SelectCo, LLC, merged with and into Fidelity Management & Research Company. In connection with the merger transactions, the resulting, merged investment adviser was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Management & Research Company LLC".

Broker-dealer Fidelity Distributors Corporation merged with and into Fidelity Investments Institutional Services Company, Inc. ("FIISC"). FIISC was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Distributors Company LLC".

Fidelity Investments Institutional Operations Company, Inc. converted from a Massachusetts corporation to a Massachusetts LLC, and changed its name to "Fidelity Investments Institutional Operations Company LLC".

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2020 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees of $1,057,750 are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, respectively.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), redemptions in kind, deferred trustees compensation and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$7,515,679,760
Gross unrealized depreciation	(147,192,699)
Net unrealized appreciation (depreciation)	$7,368,487,061
Tax cost	$11,325,101,143

Restricted Securities (including Private Placements). The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
VIP Contrafund Portfolio	3,568,920,160	4,863,532,046

Prior Fiscal Year Unaffiliated Redemptions In-Kind. During the prior period, shares of the VIP Contrafund Portfolio were redeemed in-kind for investments. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. For additional information of the VIP Contrafund Portfolio in-kind transactions, please refer to the VIP Contrafund Portfolio prior annual shareholder report.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .23% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .53% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services, were as follows:

Service Class	$721,768
Service Class 2	9,351,081
$10,072,849

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class pays a fee for transfer agent services, typesetting and printing and mailing of shareholder reports, excluding mailing of proxy statements. Effective February 1, 2020, the Board approved to change the fee from .145% to .142% for Investor Class, and from .065% to .064% for all other classes. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Initial Class	$2,177,680.06
Service Class	455,105.06
Service Class 2	2,357,418.06
Investor Class	1,174,411.14
	$6,164,614

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
VIP Contrafund Portfolio	.01

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
VIP Contrafund Portfolio	$82,354

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $123,883.

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Amount
VIP Contrafund Portfolio	$21,810

During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. For equity securities, lending agents are used, including National Financial Services (NFS), an affiliate of the Fund. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of daily lending revenue, for its services as lending agent. The Fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Total fees paid by the Fund to NFS, as lending agent, amounted to $8,684. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. During the period, there were no securities loaned to NFS.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $323,782 for the period.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $36,008.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2020	Year ended December 31, 2019
Distributions to shareholders
Initial Class	$41,638,661	$815,577,615
Service Class	8,811,220	174,225,616
Service Class 2	46,794,638	926,626,620
Investor Class	10,324,967	185,887,940
Total	$107,569,486	$2,102,317,791

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2020	Year ended December 31, 2019	Six months ended June 30, 2020	Year ended December 31, 2019
Initial Class
Shares sold	22,809,869	2,935,670	$818,284,792	$99,683,246
Reinvestment of distributions	1,063,296	26,150,469	41,638,661	815,577,615
Shares redeemed	(15,228,842)	(37,160,663)	(559,350,471)	(1,264,009,092)
Net increase (decrease)	8,644,323	(8,074,524)	$300,572,982	$(348,748,231)
Service Class
Shares sold	890,695	1,148,632	$31,206,929	$38,865,138
Reinvestment of distributions	226,277	5,621,468	8,811,220	174,225,616
Shares redeemed	(3,449,313)	(7,812,299)	(125,887,366)	(266,838,399)
Net increase (decrease)	(2,332,341)	(1,042,199)	$(85,869,217)	$(53,747,645)
Service Class 2
Shares sold	9,904,533	14,840,569	$350,323,346	$482,410,740
Reinvestment of distributions	1,230,466	30,647,896	46,794,638	926,626,620
Shares redeemed	(44,275,239)	(45,696,007)(a)	(1,534,478,358)	(1,508,908,292)(a)
Net increase (decrease)	(33,140,240)	(207,542)	$(1,137,360,374)	$(99,870,932)
Investor Class
Shares sold	1,063,832	1,266,076	$38,989,967	$42,751,874
Reinvestment of distributions	265,492	6,003,266	10,324,967	185,887,940
Shares redeemed	(2,740,344)	(4,705,289)	(94,718,267)	(158,815,003)
Net increase (decrease)	(1,411,020)	2,564,053	$(45,403,333)	$69,824,811

 (a) Amount includes in-kind redemptions (see the Prior Fiscal Year Unaffiliated Redemptions In-Kind note for additional details).

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 15% of the total outstanding shares of the Fund and two otherwise unaffiliated shareholders were the owner of record of 23% of the total outstanding shares of the Fund.

12. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2020 to June 30, 2020).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2020	Ending Account Value June 30, 2020	Expenses Paid During Period-B January 1, 2020 to June 30, 2020
Initial Class	.62%
Actual		$1,000.00	$1,092.90	$3.23
Hypothetical-C		$1,000.00	$1,021.78	$3.12
Service Class	.72%
Actual		$1,000.00	$1,092.50	$3.75
Hypothetical-C		$1,000.00	$1,021.28	$3.62
Service Class 2.87%
Actual		$1,000.00	$1,091.40	$4.52
Hypothetical-C		$1,000.00	$1,020.54	$4.37
Investor Class	.69%
Actual		$1,000.00	$1,092.40	$3.59
Hypothetical-C		$1,000.00	$1,021.43	$3.47

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

VIP Contrafund Portfolio

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its January 2020 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

The Board noted that it and the boards of certain other Fidelity funds had formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain target date funds and index funds; (vii) lowering expense caps for certain existing funds and classes, and converting certain voluntary expense caps to contractual caps, to reduce expenses borne by shareholders; (viii) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (ix) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (x) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The Board noted that there were portfolio management changes for the fund in August 2017, November 2017, and May 2018. The Board will continue to monitor closely the fund's performance, taking into account the portfolio management changes.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and a peer group of funds with similar objectives (peer group), if any. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods ended June 30, 2019, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe.

VIP Contrafund Portfolio

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods ended June 30 (December 31 for periods prior to 2018) shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board.

VIP Contrafund Portfolio

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended June 30, 2019.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

The Board also noted that, in 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below the competitive median for the 12-month period ended June 30, 2019.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses. The Board considered that a joint ad hoc committee created by it and the boards of other Fidelity funds had recently been established, and met periodically, to evaluate potential fall-out benefits (PFOB Committee). The Board noted that the PFOB Committee, among other things: (i) discussed the legal framework surrounding potential fall-out benefits; (ii) reviewed the Board's responsibilities and approach to potential fall-out benefits; and (iii) reviewed practices employed by competitor funds regarding the review of potential fall-out benefits.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund, including the conclusions of the PFOB Committee, and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total "group assets" increase, and for higher group fee rates as total "group assets" decrease ("group assets" as defined in the management contract). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as "group assets" increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) consideration of performance fees for additional funds; (iii) changes in Fidelity's non-fund businesses and the impact of such changes on the funds; (iv) metrics for evaluating index fund and ETF performance and information about ETF trading characteristics; (v) the methodology with respect to evaluating competitive fund data and peer group classifications and fee comparisons; (vi) the expense structures for different funds and classes; (vii) information regarding other accounts managed by Fidelity, including collective investment trusts and separately managed accounts; and (viii) Fidelity's philosophies and strategies for evaluating funds and classes with lower or declining asset levels.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2018 through November 30, 2019. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

Proxy Voting Results

A special meeting of shareholders was held on June 9, 2020. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1

To elect a Board of Trustees.

	# of Votes	% of Votes
Dennis J. Dirks
Affirmative	21,597,050,616.024	95.502
Withheld	1,017,240,628.578	4.498
TOTAL	22,614,291,244.601	100.000
Donald F. Donahue
Affirmative	21,605,904,576.366	95.541
Withheld	1,008,386,668.235	4.459
TOTAL	22,614,291,244.601	100.000
Bettina Doulton
Affirmative	21,645,998,598.109	95.718
Withheld	968,292,646.493	4.282
TOTAL	22,614,291,244.601	100.000
Vicki L. Fuller
Affirmative	21,660,928,063.243	95.784
Withheld	953,363,181.358	4.216
TOTAL	22,614,291,244.601	100.000
Patricia L. Kampling
Affirmative	21,663,944,422.383	95.798
Withheld	950,346,822.218	4.202
TOTAL	22,614,291,244.601	100.000
Alan J. Lacy
Affirmative	21,569,159,491.891	95.378
Withheld	1,045,131,752.710	4.622
TOTAL	22,614,291,244.601	100.000
Ned C. Lautenbach
Affirmative	21,469,914,492.101	94.940
Withheld	1,144,376,752.501	5.060
TOTAL	22,614,291,244.601	100.000
Robert A. Lawrence
Affirmative	21,583,601,126.100	95.442
Withheld	1,030,690,118.501	4.558
TOTAL	22,614,291,244.601	100.000
Joseph Mauriello
Affirmative	21,551,120,396.219	95.299
Withheld	1,063,170,848.382	4.701
TOTAL	22,614,291,244.601	100.000
Cornelia M. Small
Affirmative	21,592,890,757.027	95.483
Withheld	1,021,400,487.575	4.517
TOTAL	22,614,291,244.601	100.000
Garnett A. Smith
Affirmative	21,519,273,578.917	95.158
Withheld	1,095,017,665.685	4.842
TOTAL	22,614,291,244.601	100.000
David M. Thomas
Affirmative	21,574,034,388.063	95.400
Withheld	1,040,256,856.538	4.600
TOTAL	22,614,291,244.601	100.000
Susan Tomasky
Affirmative	21,607,546,330.771	95.548
Withheld	1,006,744,913.831	4.452
TOTAL	22,614,291,244.601	100.000
Michael E. Wiley
Affirmative	21,549,685,089.255	95.292
Withheld	1,064,606,155.346	4.708
TOTAL	22,614,291,244.601	100.000

PROPOSAL 2

To convert a fundamental investment policy to a non-fundamental investment policy.

	# of Votes	% of Votes
Affirmative	12,494,489,979.676	81.109
Against	1,423,733,795.655	9.242
Abstain	1,486,305,622.772	9.648
Broker Non-Vote	0.00	0.00
TOTAL	15,404,529,398.102	100.000
Proposal 1 reflects trust wide proposal and voting results.

VIPCON-SANN-0820
1.705691.122

Fidelity® Variable Insurance Products:

International Capital Appreciation Portfolio

Semi-Annual Report

June 30, 2020

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, and if your insurance carrier elects to participate, you may not be receiving paper copies of the Fund’s shareholder reports from the insurance company that offers your variable insurance product unless you specifically request paper copies from your financial professional or the administrator of your variable insurance product. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically, by contacting your financial professional or the administrator of your variable insurance product. If you own a Fidelity-administered variable insurance product, please visit fidelity.com/mailpreferences to make your election or call 1-800-343-3548.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial professional or the administrator of your variable insurance product. If you own a Fidelity-administered variable insurance product, please visit fidelity.com/mailpreferences to make your election or call 1-800-343-3548. Your election to receive reports in paper will apply to all funds available under your variable insurance product.

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees
Liquidity Risk Management Program
Proxy Voting Results

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of June 30, 2020
United States of America*	13.4%
Switzerland	10.7%
France	10.3%
Cayman Islands	8.3%
Germany	6.7%
United Kingdom	6.0%
Canada	5.9%
Japan	5.4%
Netherlands	3.6%
Other	29.7%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of June 30, 2020

% of fund's net assets
Stocks	98.0
Short-Term Investments and Net Other Assets (Liabilities)	2.0

Top Ten Stocks as of June 30, 2020

% of fund's net assets
Alibaba Group Holding Ltd. sponsored ADR (Cayman Islands, Internet & Direct Marketing Retail)	2.8
Tencent Holdings Ltd. (Cayman Islands, Interactive Media & Services)	2.8
Nestle SA (Reg. S) (Switzerland, Food Products)	2.5
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan, Semiconductors & Semiconductor Equipment)	2.1
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	2.0
ASML Holding NV (Netherlands) (Netherlands, Semiconductors & Semiconductor Equipment)	1.7
SAP SE (Germany, Software)	1.6
AstraZeneca PLC (United Kingdom) (United Kingdom, Pharmaceuticals)	1.5
LVMH Moet Hennessy Louis Vuitton SE (France, Textiles, Apparel & Luxury Goods)	1.5
AIA Group Ltd. (Hong Kong, Insurance)	1.4
19.9

Top Market Sectors as of June 30, 2020

% of fund's net assets
Information Technology	17.0
Industrials	13.3
Consumer Discretionary	12.0
Consumer Staples	12.1
Health Care	12.1
Financials	11.7
Communication Services	7.2
Materials	5.1
Utilities	4.4
Real Estate	1.9

Schedule of Investments June 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.0%
	Shares	Value
Australia - 1.0%
CSL Ltd.	23,561	$4,666,461
Bailiwick of Jersey - 1.0%
Experian PLC	128,700	4,517,223
Belgium - 0.9%
UCB SA	33,700	3,903,567
Bermuda - 0.9%
IHS Markit Ltd.	52,600	3,971,300
Brazil - 1.0%
BM&F BOVESPA SA	427,100	4,326,684
Canada - 5.9%
Canadian National Railway Co.	56,400	4,989,838
Canadian Pacific Railway Ltd.	17,700	4,502,183
CGI Group, Inc. Class A (sub. vtg.) (a)	64,200	4,044,657
Constellation Software, Inc.	4,050	4,572,926
Thomson Reuters Corp.	61,400	4,171,727
Waste Connection, Inc. (Canada)	44,150	4,136,298

TOTAL CANADA		26,417,629

Cayman Islands - 8.3%
Alibaba Group Holding Ltd. sponsored ADR (a)	58,330	12,581,782
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	31,500	4,102,245
Shenzhou International Group Holdings Ltd.	320,300	3,859,883
TAL Education Group ADR (a)	64,800	4,431,024
Tencent Holdings Ltd.	193,950	12,427,911

TOTAL CAYMAN ISLANDS		37,402,845

China - 2.1%
Kweichow Moutai Co. Ltd. (A Shares)	20,044	4,150,020
Ping An Insurance Group Co. of China Ltd. (H Shares)	93,500	932,101
Wuliangye Yibin Co. Ltd. (A Shares)	171,900	4,163,262

TOTAL CHINA		9,245,383

Denmark - 3.3%
DSV A/S	34,900	4,261,141
Novo Nordisk A/S Series B	94,000	6,123,887
ORSTED A/S (b)	37,100	4,281,393

TOTAL DENMARK		14,666,421

Finland - 1.0%
Kone OYJ (B Shares)	62,500	4,298,792
France - 10.3%
Air Liquide SA	37,010	5,351,159
Dassault Systemes SA	25,700	4,435,039
Hermes International SCA	5,120	4,278,576
Kering SA	8,607	4,705,613
L'Oreal SA	17,740	5,725,528
LVMH Moet Hennessy Louis Vuitton SE	14,921	6,587,551
Pernod Ricard SA	29,000	4,563,039
Sanofi SA	60,900	6,210,868
SR Teleperformance SA	16,200	4,111,538

TOTAL FRANCE		45,968,911

Germany - 6.7%
Allianz SE	27,500	5,615,702
Deutsche Borse AG	26,200	4,740,619
Hannover Reuck SE	22,894	3,945,664
SAP SE	51,500	7,199,160
Symrise AG	35,200	4,113,003
Vonovia SE	74,600	4,574,519

TOTAL GERMANY		30,188,667

Hong Kong - 2.3%
AIA Group Ltd.	674,400	6,310,769
Techtronic Industries Co. Ltd.	420,500	4,112,496

TOTAL HONG KONG		10,423,265

India - 2.2%
HDFC Bank Ltd.	303,350	4,261,415
Reliance Industries Ltd. (a)	17,846	188,417
Reliance Industries Ltd.	244,900	5,524,311

TOTAL INDIA		9,974,143

Indonesia - 1.0%
PT Bank Central Asia Tbk	2,166,000	4,317,595
Ireland - 3.6%
Accenture PLC Class A	17,800	3,822,016
Aon PLC	20,800	4,006,080
Kerry Group PLC Class A	34,900	4,324,880
Linde PLC	18,640	3,953,730

TOTAL IRELAND		16,106,706

Italy - 2.1%
Enel SpA	637,900	5,516,845
Recordati SpA	75,700	3,780,426

TOTAL ITALY		9,297,271

Japan - 5.4%
Daikin Industries Ltd.	12,800	2,071,040
Hoya Corp.	49,400	4,694,087
Kao Corp.	56,200	4,459,909
Keyence Corp.	13,216	5,511,614
Nitori Holdings Co. Ltd.	8,900	1,741,260
Olympus Corp.	183,000	3,523,207
Tokyo Electron Ltd.	6,100	1,505,137
Unicharm Corp.	16,000	654,966

TOTAL JAPAN		24,161,220

Netherlands - 3.6%
ASML Holding NV (Netherlands)	20,800	7,608,914
Ferrari NV	24,600	4,196,845
Wolters Kluwer NV	56,032	4,376,420

TOTAL NETHERLANDS		16,182,179

Spain - 2.2%
Cellnex Telecom SA (b)	68,559	4,177,892
Iberdrola SA	481,920	5,626,264

TOTAL SPAIN		9,804,156

Sweden - 3.0%
Atlas Copco AB (A Shares)	115,300	4,910,102
Hexagon AB (B Shares) (a)	72,800	4,250,091
Swedish Match Co. AB	59,400	4,175,377

TOTAL SWEDEN		13,335,570

Switzerland - 10.7%
Givaudan SA	1,172	4,364,152
Lonza Group AG	9,137	4,839,848
Nestle SA (Reg. S)	99,470	11,028,301
Partners Group Holding AG	4,729	4,289,517
Roche Holding AG (participation certificate)	26,080	9,035,404
Sika AG	24,925	4,804,854
Temenos Group AG	29,407	4,567,249
Zurich Insurance Group Ltd.	14,530	5,148,422

TOTAL SWITZERLAND		48,077,747

Taiwan - 2.1%
Taiwan Semiconductor Manufacturing Co. Ltd.	901,000	9,650,213
United Kingdom - 6.0%
AstraZeneca PLC (United Kingdom)	63,400	6,598,316
Diageo PLC	164,796	5,477,383
London Stock Exchange Group PLC	44,100	4,586,188
Reckitt Benckiser Group PLC	58,519	5,383,656
RELX PLC (London Stock Exchange)	208,244	4,825,257

TOTAL UNITED KINGDOM		26,870,800

United States of America - 11.4%
Adobe, Inc. (a)	9,200	4,004,852
Alphabet, Inc. Class A (a)	2,700	3,828,735
Amazon.com, Inc. (a)	1,410	3,889,936
American Tower Corp.	14,900	3,852,246
Charter Communications, Inc. Class A (a)	7,800	3,978,312
Facebook, Inc. Class A (a)	17,200	3,905,604
Intercontinental Exchange, Inc.	2,160	197,856
MasterCard, Inc. Class A	12,690	3,752,433
MercadoLibre, Inc. (a)	3,900	3,844,503
Microsoft Corp.	20,000	4,070,200
Netflix, Inc. (a)	8,500	3,867,840
NextEra Energy, Inc.	16,430	3,945,993
NICE Systems Ltd. sponsored ADR (a)(c)	21,400	4,049,736
Visa, Inc. Class A	19,980	3,859,537

TOTAL UNITED STATES OF AMERICA		51,047,783

TOTAL COMMON STOCKS
(Cost $342,733,746)		438,822,531

Money Market Funds - 1.3%
Fidelity Cash Central Fund 0.12% (d)	1,867,542	1,867,915
Fidelity Securities Lending Cash Central Fund 0.12% (d)(e)	4,036,152	4,036,556
TOTAL MONEY MARKET FUNDS
(Cost $5,904,471)		5,904,471
TOTAL INVESTMENT IN SECURITIES - 99.3%
(Cost $348,638,217)		444,727,002
NET OTHER ASSETS (LIABILITIES) - 0.7%		2,943,938
NET ASSETS - 100%		$447,670,940

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $8,459,285 or 1.9% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$29,165
Fidelity Securities Lending Cash Central Fund	22,545
Total	$51,710

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$32,186,294	$19,758,383	$12,427,911	$--
Consumer Discretionary	54,219,218	42,926,054	11,293,164	--
Consumer Staples	54,106,321	22,031,544	32,074,777	--
Energy	5,712,728	5,712,728	--	--
Financials	52,678,612	31,439,717	21,238,895	--
Health Care	53,376,071	17,044,541	36,331,530	--
Industrials	59,255,355	47,756,990	11,498,365	--
Information Technology	76,903,774	50,940,350	25,963,424	--
Materials	22,586,898	8,317,882	14,269,016	--
Real Estate	8,426,765	8,426,765	--	--
Utilities	19,370,495	8,227,386	11,143,109	--
Money Market Funds	5,904,471	5,904,471	--	--
Total Investments in Securities:	$444,727,002	$268,486,811	$176,240,191	$--

Financial Statements

Statement of Assets and Liabilities

		June 30, 2020 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $4,030,812) — See accompanying schedule: Unaffiliated issuers (cost $342,733,746)	$438,822,531
Fidelity Central Funds (cost $5,904,471)	5,904,471
Total Investment in Securities (cost $348,638,217)		$444,727,002
Cash		5,700
Foreign currency held at value (cost $220,336)		220,336
Receivable for investments sold		12,780,328
Receivable for fund shares sold		114,178
Dividends receivable		714,068
Distributions receivable from Fidelity Central Funds		1,595
Other receivables		210,079
Total assets		458,773,286
Liabilities
Payable for investments purchased	$6,669,320
Payable for fund shares redeemed	2,012
Accrued management fee	252,076
Distribution and service plan fees payable	5,322
Other affiliated payables	61,677
Other payables and accrued expenses	75,589
Collateral on securities loaned	4,036,350
Total liabilities		11,102,346
Net Assets		$447,670,940
Net Assets consist of:
Paid in capital		$369,927,434
Total accumulated earnings (loss)		77,743,506
Net Assets		$447,670,940
Net Asset Value and Maximum Offering Price
Initial Class:
Net Asset Value, offering price and redemption price per share ($128,214,233 ÷ 6,882,741 shares)		$18.63
Service Class:
Net Asset Value, offering price and redemption price per share ($897,772 ÷ 48,315 shares)		$18.58
Service Class 2:
Net Asset Value, offering price and redemption price per share ($26,063,479 ÷ 1,412,925 shares)		$18.45
Investor Class:
Net Asset Value, offering price and redemption price per share ($292,495,456 ÷ 15,831,403 shares)		$18.48

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2020 (Unaudited)
Investment Income
Dividends		$4,631,053
Income from Fidelity Central Funds (including $22,545 from security lending)		51,710
Income before foreign taxes withheld		4,682,763
Less foreign taxes withheld		(527,980)
Total income		4,154,783
Expenses
Management fee	$1,700,018
Transfer agent fees	267,678
Distribution and service plan fees	30,410
Accounting fees	126,362
Custodian fees and expenses	68,962
Independent trustees' fees and expenses	1,611
Audit	46,899
Legal	1,348
Interest	8,026
Miscellaneous	12,620
Total expenses before reductions	2,263,934
Expense reductions	(189,391)
Total expenses after reductions		2,074,543
Net investment income (loss)		2,080,240
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $28,338)	(19,551,893)
Fidelity Central Funds	596
Foreign currency transactions	(243,288)
Total net realized gain (loss)		(19,794,585)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $230,524)	(552,307)
Assets and liabilities in foreign currencies	(24,797)
Total change in net unrealized appreciation (depreciation)		(577,104)
Net gain (loss)		(20,371,689)
Net increase (decrease) in net assets resulting from operations		$(18,291,449)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2020 (Unaudited)	Year ended December 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,080,240	$2,460,988
Net realized gain (loss)	(19,794,585)	29,953,570
Change in net unrealized appreciation (depreciation)	(577,104)	67,458,177
Net increase (decrease) in net assets resulting from operations	(18,291,449)	99,872,735
Distributions to shareholders	(21,593,429)	(7,049,260)
Share transactions - net increase (decrease)	(94,586,322)	210,100,139
Total increase (decrease) in net assets	(134,471,200)	302,923,614
Net Assets
Beginning of period	582,142,140	279,218,526
End of period	$447,670,940	$582,142,140

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP International Capital Appreciation Portfolio Initial Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$19.50	$14.82	$17.39	$12.80	$13.32	$13.01
Income from Investment Operations
Net investment income (loss)A	.08	.14B	.12	.09	.12	.09
Net realized and unrealized gain (loss)	(.34)	4.79	(2.31)	4.57	(.52)	.33
Total from investment operations	(.26)	4.93	(2.19)	4.66	(.40)	.42
Distributions from net investment income	–	(.09)C	(.12)	(.07)	(.11)C	(.10)
Distributions from net realized gain	(.61)	(.16)C	(.26)	–	–	–
Tax return of capital	–	–	–	–	(.01)C	(.01)
Total distributions	(.61)	(.25)	(.38)	(.07)	(.12)	(.11)
Redemption fees added to paid in capitalA	–	–	–	–	–	–D
Net asset value, end of period	$18.63	$19.50	$14.82	$17.39	$12.80	$13.32
Total ReturnE,F,G	(1.43)%	33.33%	(12.75)%	36.45%	(2.98)%	3.22%
Ratios to Average Net AssetsH,I
Expenses before reductions	.86%J	.86%	.89%	.92%	.99%	.98%
Expenses net of fee waivers, if any	.86%J	.86%	.89%	.92%	.99%	.98%
Expenses net of all reductions	.78%J	.84%	.85%	.89%	.97%	.96%
Net investment income (loss)	.90%J	.78%B	.69%	.57%	.89%	.68%
Supplemental Data
Net assets, end of period (000 omitted)	$128,214	$235,985	$20,921	$28,572	$16,644	$20,154
Portfolio turnover rateK	183%J	137%	184%	153%	188%	189%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .46%.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

VIP International Capital Appreciation Portfolio Service Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$19.46	$14.79	$17.36	$12.78	$13.30	$12.99
Income from Investment Operations
Net investment income (loss)A	.07	.12B	.10	.07	.10	.08
Net realized and unrealized gain (loss)	(.34)	4.78	(2.30)	4.57	(.51)	.32
Total from investment operations	(.27)	4.90	(2.20)	4.64	(.41)	.40
Distributions from net investment income	–	(.07)C	(.11)	(.06)	(.10)C	(.09)
Distributions from net realized gain	(.61)	(.16)C	(.26)	–	–	–
Tax return of capital	–	–	–	–	(.01)C	(.01)
Total distributions	(.61)	(.23)	(.37)	(.06)	(.11)	(.09)D
Redemption fees added to paid in capitalA	–	–	–	–	–	–E
Net asset value, end of period	$18.58	$19.46	$14.79	$17.36	$12.78	$13.30
Total ReturnF,G,H	(1.50)%	33.15%	(12.85)%	36.35%	(3.11)%	3.12%
Ratios to Average Net AssetsI,J
Expenses before reductions	.96%K	.96%	.99%	1.02%	1.09%	1.09%
Expenses net of fee waivers, if any	.96%K	.96%	.99%	1.02%	1.09%	1.09%
Expenses net of all reductions	.88%K	.94%	.95%	.99%	1.07%	1.07%
Net investment income (loss)	.80%K	.68%B	.59%	.47%	.79%	.58%
Supplemental Data
Net assets, end of period (000 omitted)	$898	$739	$503	$236	$142	$222
Portfolio turnover rateL	183%K	137%	184%	153%	188%	189%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .36%.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total distributions of $.09 per share is comprised of distributions from net investment income of $.088 and distributions from net realized gain of $.006 per share.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

VIP International Capital Appreciation Portfolio Service Class 2

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$19.33	$14.70	$17.26	$12.72	$13.24	$12.92
Income from Investment Operations
Net investment income (loss)A	.06	.09B	.07	.05	.08	.06
Net realized and unrealized gain (loss)	(.33)	4.75	(2.28)	4.54	(.50)	.32
Total from investment operations	(.27)	4.84	(2.21)	4.59	(.42)	.38
Distributions from net investment income	–	(.04)C	(.09)	(.05)	(.09)C	(.06)
Distributions from net realized gain	(.61)	(.16)C	(.26)	–	–	–
Tax return of capital	–	–	–	–	(.01)C	–D
Total distributions	(.61)	(.21)E	(.35)	(.05)	(.10)	(.06)
Redemption fees added to paid in capitalA	–	–	–	–	–	–D
Net asset value, end of period	$18.45	$19.33	$14.70	$17.26	$12.72	$13.24
Total ReturnF,G,H	(1.52)%	32.93%	(12.98)%	36.09%	(3.18)%	2.96%
Ratios to Average Net AssetsI,J
Expenses before reductions	1.11%K	1.11%	1.14%	1.17%	1.24%	1.23%
Expenses net of fee waivers, if any	1.11%K	1.11%	1.14%	1.17%	1.24%	1.23%
Expenses net of all reductions	1.03%K	1.09%	1.10%	1.14%	1.22%	1.21%
Net investment income (loss)	.65%K	.53%B	.44%	.32%	.64%	.43%
Supplemental Data
Net assets, end of period (000 omitted)	$26,063	$25,986	$17,134	$12,533	$6,144	$3,629
Portfolio turnover rateL	183%K	137%	184%	153%	188%	189%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .21%.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Amount represents less than $.005 per share.

 E Total distributions of $.21 per share is comprised of distributions from net investment income of $.044 and distributions from net realized gain of $.161 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

VIP International Capital Appreciation Portfolio Investor Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$19.35	$14.71	$17.26	$12.71	$13.22	$12.92
Income from Investment Operations
Net investment income (loss)A	.07	.12B	.10	.08	.11	.08
Net realized and unrealized gain (loss)	(.33)	4.75	(2.28)	4.54	(.51)	.32
Total from investment operations	(.26)	4.87	(2.18)	4.62	(.40)	.40
Distributions from net investment income	–	(.07)C	(.11)	(.07)	(.10)C	(.09)
Distributions from net realized gain	(.61)	(.16)C	(.26)	–	–	–
Tax return of capital	–	–	–	–	(.01)C	(.01)
Total distributions	(.61)	(.23)	(.37)	(.07)	(.11)	(.10)
Redemption fees added to paid in capitalA	–	–	–	–	–	–D
Net asset value, end of period	$18.48	$19.35	$14.71	$17.26	$12.71	$13.22
Total ReturnE,F,G	(1.45)%	33.16%	(12.80)%	36.33%	(3.01)%	3.08%
Ratios to Average Net AssetsH,I
Expenses before reductions	.93%J	.94%	.97%	1.00%	1.07%	1.07%
Expenses net of fee waivers, if any	.93%J	.94%	.97%	1.00%	1.07%	1.06%
Expenses net of all reductions	.86%J	.92%	.93%	.97%	1.05%	1.04%
Net investment income (loss)	.82%J	.70%B	.61%	.49%	.80%	.60%
Supplemental Data
Net assets, end of period (000 omitted)	$292,495	$319,432	$240,661	$286,191	$155,518	$165,258
Portfolio turnover rateK	183%J	137%	184%	153%	188%	189%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .38%.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2020

1. Organization.

VIP International Capital Appreciation Portfolio (the Fund) is a fund of Variable Insurance Products Fund II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

Effective January 1, 2020:

Investment advisers Fidelity Investments Money Management, Inc., FMR Co., Inc., and Fidelity SelectCo, LLC, merged with and into Fidelity Management & Research Company. In connection with the merger transactions, the resulting, merged investment adviser was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Management & Research Company LLC".

Broker-dealer Fidelity Distributors Corporation merged with and into Fidelity Investments Institutional Services Company, Inc. ("FIISC"). FIISC was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Distributors Company LLC".

Fidelity Investments Institutional Operations Company, Inc. converted from a Massachusetts corporation to a Massachusetts LLC, and changed its name to "Fidelity Investments Institutional Operations Company LLC".

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2020 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC) and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$95,003,031
Gross unrealized depreciation	(3,119,483)
Net unrealized appreciation (depreciation)	$91,883,548
Tax cost	$352,843,454

Restricted Securities (including Private Placements). The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities are noted in the table below.

	Purchases ($)	Sales ($)
VIP International Capital Appreciation Portfolio	459,776,588	573,948,405

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .23% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .69% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services, were as follows:

Service Class	$374
Service Class 2	30,036
$30,410

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class pays a fee for transfer agent services, typesetting and printing and mailing of shareholder reports, excluding mailing of proxy statements. Effective February 1, 2020, the Board approved to change the fee from .145% to .142% for Investor Class, and from .065% to .064% for all other classes. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Initial Class	$58,035.06
Service Class	236.06
Service Class 2	7,571.06
Investor Class	201,836.14
	$267,678

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
VIP International Capital Appreciation Portfolio	.05

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
VIP International Capital Appreciation Portfolio	$2,533

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
VIP International Capital Appreciation Portfolio	Borrower	$15,282,667	1.26%	$8,026

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Amount
VIP International Capital Appreciation Portfolio	$647

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. For equity securities, lending agents are used, including National Financial Services (NFS), an affiliate of the Fund. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of daily lending revenue, for its services as lending agent. The Fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Total fees paid by the Fund to NFS, as lending agent, amounted to $331. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. During the period, there were no securities loaned to NFS.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $184,572 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $3,676.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $1,143.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2020	Year ended December 31, 2019
Distributions to shareholders
Initial Class	$10,532,707	$3,006,827
Service Class	22,095	8,372
Service Class 2	821,016	273,250
Investor Class	10,217,611	3,760,811
Total	$21,593,429	$7,049,260

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2020	Year ended December 31, 2019	Six months ended June 30, 2020	Year ended December 31, 2019
Initial Class
Shares sold	5,224,875	10,785,295	$104,026,589	$203,835,613
Reinvestment of distributions	543,764	158,588	10,532,707	3,006,827
Shares redeemed	(10,989,063)	(252,058)	(201,720,587)	(4,413,276)
Net increase (decrease)	(5,220,424)	10,691,825	$(87,161,291)	$202,429,164
Service Class
Shares sold	14,855	14,556	$258,772	$263,840
Reinvestment of distributions	974	378	18,820	7,157
Shares redeemed	(5,505)	(10,941)	(102,048)	(202,995)
Net increase (decrease)	10,324	3,993	$175,544	$68,002
Service Class 2
Shares sold	375,487	586,179	$6,547,102	$10,272,648
Reinvestment of distributions	42,761	14,535	821,016	273,250
Shares redeemed	(349,482)	(422,273)	(6,221,869)	(7,543,579)
Net increase (decrease)	68,766	178,441	$1,146,249	$3,002,319
Investor Class
Shares sold	534,947	1,939,976	$9,955,909	$34,794,598
Reinvestment of distributions	531,613	199,831	10,217,611	3,760,811
Shares redeemed	(1,744,123)	(1,996,670)	(28,920,344)	(33,954,755)
Net increase (decrease)	(677,563)	143,137	$(8,746,824)	$4,600,654

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 70% of the total outstanding shares of the Fund and one otherwise unaffiliated shareholder was the owner of record of 23% of the total outstanding shares of the Fund.

12. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2020 to June 30, 2020).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2020	Ending Account Value June 30, 2020	Expenses Paid During Period-B January 1, 2020 to June 30, 2020
Initial Class	.86%
Actual		$1,000.00	$985.70	$4.25
Hypothetical-C		$1,000.00	$1,020.59	$4.32
Service Class	.96%
Actual		$1,000.00	$985.00	$4.74
Hypothetical-C		$1,000.00	$1,020.09	$4.82
Service Class 2	1.11%
Actual		$1,000.00	$984.80	$5.48
Hypothetical-C		$1,000.00	$1,019.34	$5.57
Investor Class	.93%
Actual		$1,000.00	$985.50	$4.59
Hypothetical-C		$1,000.00	$1,020.24	$4.67

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

VIP International Capital Appreciation Portfolio

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its January 2020 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

The Board noted that it and the boards of certain other Fidelity funds had formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain target date funds and index funds; (vii) lowering expense caps for certain existing funds and classes, and converting certain voluntary expense caps to contractual caps, to reduce expenses borne by shareholders; (viii) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (ix) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (x) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and a peer group of funds with similar objectives (peer group), if any. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods ended June 30, 2019, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe. Returns of the benchmark index are "net MA," i.e., adjusted for tax withholding rates applicable to U.S.-based funds organized as Massachusetts business trusts.

VIP International Capital Appreciation Portfolio

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods ended June 30 (December 31 for periods prior to 2018) shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board.

VIP International Capital Appreciation Portfolio

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended June 30, 2019.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

The Board also noted that, in 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each of Initial Class, Investor Class, and Service Class ranked below the competitive median for the 12-month period ended June 30, 2019 and the total expense ratio of Service Class 2 ranked above the competitive median for the 12-month period ended June 30, 2019. The Board considered that, in general, various factors can affect total expense ratios. The Board noted that the total expense ratio of Service Class 2 was above the competitive median because of its 12b-1 fees and that excluding 12b-1 fees of both the class and the competitor classes, the total expense ratio of Service Class 2 ranked below the median. The Board noted that the fund offers multiple classes, each of which has a different 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses. The Board considered that a joint ad hoc committee created by it and the boards of other Fidelity funds had recently been established, and met periodically, to evaluate potential fall-out benefits (PFOB Committee). The Board noted that the PFOB Committee, among other things: (i) discussed the legal framework surrounding potential fall-out benefits; (ii) reviewed the Board's responsibilities and approach to potential fall-out benefits; and (iii) reviewed practices employed by competitor funds regarding the review of potential fall-out benefits.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund, including the conclusions of the PFOB Committee, and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total "group assets" increase, and for higher group fee rates as total "group assets" decrease ("group assets" as defined in the management contract). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as "group assets" increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) consideration of performance fees for additional funds; (iii) changes in Fidelity's non-fund businesses and the impact of such changes on the funds; (iv) metrics for evaluating index fund and ETF performance and information about ETF trading characteristics; (v) the methodology with respect to evaluating competitive fund data and peer group classifications and fee comparisons; (vi) the expense structures for different funds and classes; (vii) information regarding other accounts managed by Fidelity, including collective investment trusts and separately managed accounts; and (viii) Fidelity's philosophies and strategies for evaluating funds and classes with lower or declining asset levels.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2018 through November 30, 2019. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

Proxy Voting Results

A special meeting of shareholders was held on June 9, 2020. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1

To elect a Board of Trustees.

	# of Votes	% of Votes
Dennis J. Dirks
Affirmative	21,597,050,616.024	95.502
Withheld	1,017,240,628.578	4.498
TOTAL	22,614,291,244.601	100.000
Donald F. Donahue
Affirmative	21,605,904,576.366	95.541
Withheld	1,008,386,668.235	4.459
TOTAL	22,614,291,244.601	100.000
Bettina Doulton
Affirmative	21,645,998,598.109	95.718
Withheld	968,292,646.493	4.282
TOTAL	22,614,291,244.601	100.000
Vicki L. Fuller
Affirmative	21,660,928,063.243	95.784
Withheld	953,363,181.358	4.216
TOTAL	22,614,291,244.601	100.000
Patricia L. Kampling
Affirmative	21,663,944,422.383	95.798
Withheld	950,346,822.218	4.202
TOTAL	22,614,291,244.601	100.000
Alan J. Lacy
Affirmative	21,569,159,491.891	95.378
Withheld	1,045,131,752.710	4.622
TOTAL	22,614,291,244.601	100.000
Ned C. Lautenbach
Affirmative	21,469,914,492.101	94.940
Withheld	1,144,376,752.501	5.060
TOTAL	22,614,291,244.601	100.000
Robert A. Lawrence
Affirmative	21,583,601,126.100	95.442
Withheld	1,030,690,118.501	4.558
TOTAL	22,614,291,244.601	100.000
Joseph Mauriello
Affirmative	21,551,120,396.219	95.299
Withheld	1,063,170,848.382	4.701
TOTAL	22,614,291,244.601	100.000
Cornelia M. Small
Affirmative	21,592,890,757.027	95.483
Withheld	1,021,400,487.575	4.517
TOTAL	22,614,291,244.601	100.000
Garnett A. Smith
Affirmative	21,519,273,578.917	95.158
Withheld	1,095,017,665.685	4.842
TOTAL	22,614,291,244.601	100.000
David M. Thomas
Affirmative	21,574,034,388.063	95.400
Withheld	1,040,256,856.538	4.600
TOTAL	22,614,291,244.601	100.000
Susan Tomasky
Affirmative	21,607,546,330.771	95.548
Withheld	1,006,744,913.831	4.452
TOTAL	22,614,291,244.601	100.000
Michael E. Wiley
Affirmative	21,549,685,089.255	95.292
Withheld	1,064,606,155.346	4.708
TOTAL	22,614,291,244.601	100.000

PROPOSAL 2

To convert a fundamental investment policy to a non-fundamental investment policy.

	# of Votes	% of Votes
Affirmative	245,671,441.827	81.524
Against	32,716,010.567	10.857
Abstain	22,960,440.846	7.619
Broker Non-Vote	0.00	0.00
TOTAL	301,347,893.240	100.000
Proposal 1 reflects trust wide proposal and voting results.

VIPCAP-SANN-0820
1.818378.115

Fidelity® Variable Insurance Products:

Disciplined Small Cap Portfolio

Semi-Annual Report

June 30, 2020

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, and if your insurance carrier elects to participate, you may not be receiving paper copies of the Fund’s shareholder reports from the insurance company that offers your variable insurance product unless you specifically request paper copies from your financial professional or the administrator of your variable insurance product. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically, by contacting your financial professional or the administrator of your variable insurance product. If you own a Fidelity-administered variable insurance product, please visit fidelity.com/mailpreferences to make your election or call 1-800-343-3548.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial professional or the administrator of your variable insurance product. If you own a Fidelity-administered variable insurance product, please visit fidelity.com/mailpreferences to make your election or call 1-800-343-3548. Your election to receive reports in paper will apply to all funds available under your variable insurance product.

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees
Liquidity Risk Management Program
Proxy Voting Results

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Ten Stocks as of June 30, 2020

% of fund's net assets
Deckers Outdoor Corp.	0.9
Cannae Holdings, Inc.	0.7
Box, Inc. Class A	0.7
EMCOR Group, Inc.	0.7
Ufp Industries, Inc.	0.7
EnerSys	0.7
Rexnord Corp.	0.6
Essent Group Ltd.	0.6
Meridian Bioscience, Inc.	0.6
Crocs, Inc.	0.6
6.8

Top Five Market Sectors as of June 30, 2020

% of fund's net assets
Health Care	20.8
Financials	16.8
Information Technology	15.2
Industrials	14.9
Consumer Discretionary	10.1

Asset Allocation (% of fund's net assets)

As of June 30, 2020*
Stocks and Equity Futures	99.9%
Short-Term Investments and Net Other Assets (Liabilities)	0.1%

 * Foreign investments - 4.2%

Schedule of Investments June 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.5%
	Shares	Value
COMMUNICATION SERVICES - 2.2%
Diversified Telecommunication Services - 1.2%
Bandwidth, Inc. (a)(b)	5,099	$647,573
Cogent Communications Group, Inc.	15,049	1,164,191
Consolidated Communications Holdings, Inc. (a)	44,196	299,207
Iridium Communications, Inc. (a)	1,184	30,121
Ooma, Inc. (a)	16,451	271,112
PDVWireless, Inc. (a)	2,412	109,360
		2,521,564
Entertainment - 0.1%
Glu Mobile, Inc. (a)	23,251	215,537
Interactive Media & Services - 0.3%
EverQuote, Inc. Class A (a)	2,557	148,715
Liberty TripAdvisor Holdings, Inc. (a)	17,914	38,157
Yelp, Inc. (a)	22,210	513,717
Zedge, Inc. (a)(b)	8,694	12,867
		713,456
Media - 0.3%
Cardlytics, Inc. (a)	5,212	364,736
MSG Network, Inc. Class A (a)(b)	2,179	21,681
TechTarget, Inc. (a)	3,396	101,982
Tegna, Inc.	7,737	86,190
		574,589
Wireless Telecommunication Services - 0.3%
Shenandoah Telecommunications Co.	10,831	533,860

TOTAL COMMUNICATION SERVICES		4,559,006

CONSUMER DISCRETIONARY - 10.1%
Auto Components - 0.3%
Adient PLC (a)	15,977	262,342
Modine Manufacturing Co. (a)	9,443	52,125
Visteon Corp. (a)(b)	2,654	181,799
		496,266
Distributors - 0.2%
Core-Mark Holding Co., Inc.	11,676	291,375
Diversified Consumer Services - 0.5%
American Public Education, Inc. (a)	1,330	39,368
Chegg, Inc. (a)	10,796	726,139
Collectors Universe, Inc.	3,998	137,051
Weight Watchers International, Inc. (a)	6,784	172,178
		1,074,736
Hotels, Restaurants & Leisure - 1.1%
Bloomin' Brands, Inc. (b)	37,643	401,274
Brinker International, Inc.	26,942	646,608
Dine Brands Global, Inc.	1,317	55,446
Penn National Gaming, Inc. (a)	12,071	368,648
RCI Hospitality Holdings, Inc. (b)	6,060	83,992
Scientific Games Corp. Class A (a)(b)	24,815	383,640
Wingstop, Inc.	2,890	401,623
		2,341,231
Household Durables - 2.7%
Cavco Industries, Inc. (a)	2,432	469,011
Ethan Allen Interiors, Inc.	17,044	201,631
Flexsteel Industries, Inc.	7,813	98,678
Installed Building Products, Inc. (a)	1,362	93,678
KB Home	40,233	1,234,348
La-Z-Boy, Inc.	26,644	720,987
M.D.C. Holdings, Inc.	17,306	617,824
M/I Homes, Inc. (a)	32,164	1,107,728
Meritage Homes Corp. (a)	3,277	249,445
TopBuild Corp. (a)	279	31,742
TRI Pointe Homes, Inc. (a)	46,582	684,290
		5,509,362
Internet & Direct Marketing Retail - 0.4%
PetMed Express, Inc. (b)	490	17,464
Shutterstock, Inc.	14,082	492,448
Stamps.com, Inc. (a)	1,111	204,080
The Rubicon Project, Inc. (a)	5,563	37,105
		751,097
Leisure Products - 0.6%
Acushnet Holdings Corp.	2,432	84,609
Johnson Outdoors, Inc. Class A	6,840	622,577
Malibu Boats, Inc. Class A (a)	6,380	331,441
Vista Outdoor, Inc. (a)	10,644	153,806
YETI Holdings, Inc. (a)	2,179	93,109
		1,285,542
Specialty Retail - 2.7%
Asbury Automotive Group, Inc. (a)	4,850	375,051
Group 1 Automotive, Inc.	9,122	601,778
Haverty Furniture Companies, Inc.	5,598	89,568
Hudson Ltd. (a)	21,974	107,013
Lumber Liquidators Holdings, Inc. (a)(b)	2,775	38,462
Murphy U.S.A., Inc. (a)	1,131	127,339
Office Depot, Inc.	142,750	335,463
Rent-A-Center, Inc.	31,204	868,095
RH (a)	1,320	328,548
Sally Beauty Holdings, Inc. (a)	5,918	74,153
Shoe Carnival, Inc. (b)	19,016	556,598
Signet Jewelers Ltd. (b)	10,238	105,144
Sleep Number Corp. (a)(b)	22,090	919,828
Sonic Automotive, Inc. Class A (sub. vtg.) (b)	34,864	1,112,510
		5,639,550
Textiles, Apparel & Luxury Goods - 1.6%
Crocs, Inc. (a)	34,449	1,268,412
Deckers Outdoor Corp. (a)	8,717	1,711,927
Rocky Brands, Inc.	2,569	52,819
Steven Madden Ltd.	10,911	269,393
		3,302,551

TOTAL CONSUMER DISCRETIONARY		20,691,710

CONSUMER STAPLES - 3.4%
Beverages - 0.7%
Boston Beer Co., Inc. Class A (a)	746	400,341
Coca-Cola Bottling Co. Consolidated	4,416	1,012,103
MGP Ingredients, Inc. (b)	3,006	110,335
		1,522,779
Food & Staples Retailing - 1.0%
BJ's Wholesale Club Holdings, Inc. (a)	4,780	178,151
Ingles Markets, Inc. Class A	19,637	845,766
Natural Grocers by Vitamin Cottage, Inc. (b)	11,810	175,733
Performance Food Group Co. (a)	1,211	35,289
PriceSmart, Inc.	7,326	441,978
Rite Aid Corp. (a)(b)	13,231	225,721
Weis Markets, Inc. (b)	2,916	146,150
		2,048,788
Food Products - 0.9%
Cal-Maine Foods, Inc. (a)	17,613	783,426
Darling Ingredients, Inc. (a)	772	19,007
Freshpet, Inc. (a)	3,412	285,448
John B. Sanfilippo & Son, Inc.	3,042	259,574
Lancaster Colony Corp.	1,868	289,521
Landec Corp. (a)	520	4,139
The Simply Good Foods Co. (a)	5,148	95,650
		1,736,765
Household Products - 0.5%
WD-40 Co. (b)	5,275	1,046,033
Personal Products - 0.2%
USANA Health Sciences, Inc. (a)	6,481	475,900
Tobacco - 0.1%
Vector Group Ltd.	21,893	220,244

TOTAL CONSUMER STAPLES		7,050,509

ENERGY - 1.3%
Energy Equipment & Services - 0.2%
Nabors Industries Ltd.	5,881	217,715
Oil States International, Inc. (a)	14,502	68,885
		286,600
Oil, Gas & Consumable Fuels - 1.1%
Callon Petroleum Co. (a)	168,112	193,329
DHT Holdings, Inc.	99,213	508,963
Falcon Minerals Corp.	5,905	18,896
GasLog Ltd. (b)	26,810	75,336
Kosmos Energy Ltd.	282,372	468,738
Magnolia Oil & Gas Corp. Class A (a)	22,937	138,998
Matador Resources Co. (a)(b)	8,423	71,596
Nordic American Tanker Shipping Ltd. (b)	78,419	318,381
Penn Virginia Corp. (a)	36,528	348,112
Teekay Tankers Ltd. (a)(b)	10,736	137,636
World Fuel Services Corp.	2,418	62,288
		2,342,273

TOTAL ENERGY		2,628,873

FINANCIALS - 16.8%
Banks - 6.7%
1st Source Corp.	6,236	221,877
American National Bankshares, Inc.	786	19,681
Banc of California, Inc.	7,013	75,951
BancFirst Corp.	27,314	1,108,129
Bancorp, Inc., Delaware (a)	14,199	139,150
Boston Private Financial Holdings, Inc.	9,888	68,029
Brookline Bancorp, Inc., Delaware	3,201	32,266
Cadence Bancorp Class A	36,172	320,484
Capital City Bank Group, Inc.	1,594	33,394
Capstar Financial Holdings, Inc.	891	10,692
Cathay General Bancorp	34,067	895,962
Community Bank System, Inc.	925	52,744
Community Trust Bancorp, Inc.	3,663	120,000
Eagle Bancorp, Inc.	1,586	51,942
Financial Institutions, Inc.	7,861	146,293
First Bancorp, North Carolina	1,072	26,886
First Bancorp, Puerto Rico	199,569	1,115,591
First Business Finance Services, Inc.	567	9,327
First Financial Bankshares, Inc.	5,688	164,326
First Financial Corp., Indiana	1,791	65,980
First Interstate Bancsystem, Inc.	9,969	308,640
First of Long Island Corp.	1,978	32,321
Flushing Financial Corp.	2,924	33,684
Fulton Financial Corp.	82,212	865,692
Great Southern Bancorp, Inc.	11,746	474,069
Great Western Bancorp, Inc.	3,279	45,119
Hancock Whitney Corp.	33,712	714,694
Hilltop Holdings, Inc.	32,364	597,116
Hope Bancorp, Inc.	7,694	70,939
IBERIABANK Corp.	681	31,013
Independent Bank Group, Inc. (b)	6,400	259,328
International Bancshares Corp.	37,309	1,194,634
Investors Bancorp, Inc.	130,093	1,105,791
Lakeland Bancorp, Inc.	3,571	40,817
Lakeland Financial Corp.	4,568	212,823
Macatawa Bank Corp.	1,750	13,685
Mercantil Bank Holding Corp. Class A (a)	239	3,595
Mercantile Bank Corp.	1,474	33,312
Metrocity Bankshares, Inc.	666	9,544
Nicolet Bankshares, Inc. (a)(b)	1,291	70,747
OFG Bancorp	20,395	272,681
Old National Bancorp, Indiana	4,263	58,659
Park National Corp.	3,243	228,242
Peapack-Gladstone Financial Corp.	5,778	108,222
People's Utah Bancorp	1,132	25,436
Peoples Bancorp, Inc.	1,106	23,536
Republic Bancorp, Inc., Kentucky Class A	458	14,981
Sandy Spring Bancorp, Inc.	4,009	99,343
Sierra Bancorp	7,480	141,222
South Plains Financial, Inc.	181	2,577
South State Corp.	2,930	139,644
Southside Bancshares, Inc.	7,061	195,731
The First Bancorp, Inc.	564	12,239
Tompkins Financial Corp.	2,162	140,033
Trico Bancshares	3,818	116,258
Trustmark Corp.	3,217	78,881
UMB Financial Corp.	10,526	542,615
United Community Bank, Inc.	8,128	163,535
Univest Corp. of Pennsylvania	5,824	93,999
Valley National Bancorp	37,169	290,662
Washington Trust Bancorp, Inc.	1,315	43,066
WesBanco, Inc.	11,659	236,794
West Bancorp., Inc.	1,037	18,137
		13,842,760
Capital Markets - 3.5%
Ares Management Corp.	3,213	127,556
Artisan Partners Asset Management, Inc.	38,754	1,259,505
Cohen & Steers, Inc.	17,911	1,218,844
Cowen Group, Inc. Class A	1,116	18,090
Federated Hermes, Inc. Class B (non-vtg.)	48,008	1,137,790
Houlihan Lokey	7,241	402,889
INTL FCStone, Inc. (a)	14,786	813,230
Oppenheimer Holdings, Inc. Class A (non-vtg.)	15,366	334,825
Piper Jaffray Companies	9,920	586,867
PJT Partners, Inc.	3,902	200,329
Pzena Investment Management, Inc.	3,311	18,012
Stifel Financial Corp.	1,798	85,279
Waddell & Reed Financial, Inc. Class A (b)	65,111	1,009,872
Westwood Holdings Group, Inc.	835	13,151
		7,226,239
Consumer Finance - 0.8%
Enova International, Inc. (a)	49,024	728,987
LendingClub Corp. (a)	1,255	5,710
Nelnet, Inc. Class A	19,062	910,020
		1,644,717
Diversified Financial Services - 0.8%
Cannae Holdings, Inc. (a)	36,253	1,489,998
Marlin Business Services Corp.	10,164	85,987
Rafael Holdings, Inc. (a)	949	13,637
		1,589,622
Insurance - 2.7%
Amerisafe, Inc.	9,065	554,415
Crawford & Co. Class B	2,442	17,167
Donegal Group, Inc. Class A	774	11,006
eHealth, Inc. (a)	6,485	637,086
Employers Holdings, Inc.	4,553	137,273
Goosehead Insurance (a)(b)	14,272	1,072,684
Horace Mann Educators Corp.	18,600	683,178
Investors Title Co.	150	18,198
National General Holdings Corp.	15,516	335,301
Selective Insurance Group, Inc.	20,861	1,100,209
Trupanion, Inc. (a)(b)	22,190	947,291
		5,513,808
Mortgage Real Estate Investment Trusts - 0.0%
Invesco Mortgage Capital, Inc. (b)	3,949	14,769
Thrifts & Mortgage Finance - 2.3%
Dime Community Bancshares, Inc.	2,308	31,689
Essent Group Ltd.	35,871	1,301,041
Farmer Mac Class C (non-vtg.)	4,381	280,428
First Defiance Financial Corp.	5,285	93,386
Northwest Bancshares, Inc.	54,446	556,710
Pennymac Financial Services, Inc.	3,440	143,758
Radian Group, Inc.	69,193	1,073,183
Walker & Dunlop, Inc.	12,381	629,079
Washington Federal, Inc.	16,252	436,204
Waterstone Financial, Inc.	14,656	217,348
		4,762,826

TOTAL FINANCIALS		34,594,741

HEALTH CARE - 20.8%
Biotechnology - 10.3%
ACADIA Pharmaceuticals, Inc. (a)	4,503	218,260
Acceleron Pharma, Inc. (a)	2,028	193,208
ADMA Biologics, Inc. (a)(b)	24,544	71,914
Adverum Biotechnologies, Inc. (a)	8,011	167,270
Affimed NV (a)	34,697	160,127
Aimmune Therapeutics, Inc. (a)(b)	1,835	30,663
Akebia Therapeutics, Inc. (a)	13,503	183,371
Aldeyra Therapeutics, Inc. (a)	3,347	13,957
Alector, Inc. (a)	1,722	42,086
Allakos, Inc. (a)(b)	3,284	235,988
Allogene Therapeutics, Inc. (a)	3,214	137,623
Amicus Therapeutics, Inc. (a)	22,145	333,947
Anika Therapeutics, Inc. (a)	2,983	112,549
Apellis Pharmaceuticals, Inc. (a)	9,085	296,716
Applied Therapeutics, Inc. (a)(b)	1,083	39,150
Arcturus Therapeutics Holdings, Inc. (a)	3,427	160,178
Arcus Biosciences, Inc. (a)	7,213	178,450
Ardelyx, Inc. (a)	30,941	214,112
Arena Pharmaceuticals, Inc. (a)	4,821	303,482
Arrowhead Pharmaceuticals, Inc. (a)	9,290	401,235
Athenex, Inc. (a)(b)	7,370	101,411
Avid Bioservices, Inc. (a)(b)	7,897	51,844
Biohaven Pharmaceutical Holding Co. Ltd. (a)(b)	3,939	287,980
BioXcel Therapeutics, Inc. (a)	4,551	241,249
Blueprint Medicines Corp. (a)	4,868	379,704
Bridgebio Pharma, Inc. (b)	5,549	180,953
CareDx, Inc. (a)	1,810	64,128
Castle Biosciences, Inc. (b)	1,758	66,259
Catalyst Pharmaceutical Partners, Inc. (a)	47,302	218,535
Cel-Sci Corp. (a)(b)	2,471	36,867
ChemoCentryx, Inc. (a)	3,256	187,350
Chimerix, Inc. (a)	54,284	168,280
Clovis Oncology, Inc. (a)(b)	20,313	137,113
Coherus BioSciences, Inc. (a)(b)	14,969	267,346
Constellation Pharmaceuticals, Inc. (a)	5,488	164,914
Cortexyme, Inc. (a)(b)	2,500	115,750
Cue Biopharma, Inc. (a)	5,986	146,717
Cytokinetics, Inc. (a)	2,241	52,820
CytomX Therapeutics, Inc. (a)	4,976	41,450
Deciphera Pharmaceuticals, Inc. (a)	5,601	334,492
Denali Therapeutics, Inc. (a)(b)	3,236	78,246
Dicerna Pharmaceuticals, Inc. (a)	3,375	85,725
Eagle Pharmaceuticals, Inc. (a)	1,606	77,056
Editas Medicine, Inc. (a)(b)	3,098	91,639
Eidos Therapeutics, Inc. (a)(b)	1,849	88,142
Eiger Biopharmaceuticals, Inc. (a)	5,274	50,630
Emergent BioSolutions, Inc. (a)	7,314	578,391
Enanta Pharmaceuticals, Inc. (a)	658	33,038
Epizyme, Inc. (a)(b)	14,289	229,481
Esperion Therapeutics, Inc. (a)(b)	985	50,540
Fate Therapeutics, Inc. (a)	11,763	403,589
FibroGen, Inc. (a)(b)	11,958	484,658
Flexion Therapeutics, Inc. (a)(b)	6,277	82,543
Global Blood Therapeutics, Inc. (a)(b)	3,275	206,751
Halozyme Therapeutics, Inc. (a)(b)	22,451	601,911
Heron Therapeutics, Inc. (a)(b)	5,056	74,374
IGM Biosciences, Inc. (a)(b)	2,269	165,637
ImmunoGen, Inc. (a)	55,358	254,647
Immunomedics, Inc. (a)(b)	6,247	221,394
Inovio Pharmaceuticals, Inc. (a)(b)	12,983	349,892
Insmed, Inc. (a)	7,739	213,132
Intercept Pharmaceuticals, Inc. (a)(b)	2,072	99,270
Invitae Corp. (a)(b)	17,631	534,043
Iovance Biotherapeutics, Inc. (a)(b)	7,815	214,522
Ironwood Pharmaceuticals, Inc. Class A (a)	10,256	105,842
Kadmon Holdings, Inc. (a)	42,921	219,756
Karuna Therapeutics, Inc. (a)	1,849	206,090
Karyopharm Therapeutics, Inc. (a)	11,427	216,427
Kindred Biosciences, Inc. (a)	18,627	83,635
Kodiak Sciences, Inc. (a)(b)	4,941	267,407
Krystal Biotech, Inc. (a)	2,557	105,911
Kura Oncology, Inc. (a)	3,229	52,633
La Jolla Pharmaceutical Co. (a)	22,398	95,415
Lexicon Pharmaceuticals, Inc. (a)(b)	33,541	66,914
Ligand Pharmaceuticals, Inc. Class B (a)(b)	2,798	312,956
Macrogenics, Inc. (a)	2,084	58,185
Madrigal Pharmaceuticals, Inc. (a)	167	18,913
Mersana Therapeutics, Inc. (a)	13,263	310,354
Mirati Therapeutics, Inc. (a)	4,336	495,041
Molecular Templates, Inc. (a)	7,205	99,357
Momenta Pharmaceuticals, Inc. (a)	16,114	536,113
Mustang Bio, Inc. (a)	4,881	15,522
Myriad Genetics, Inc. (a)	9,860	111,812
Natera, Inc. (a)	10,773	537,142
NextCure, Inc. (a)(b)	963	20,647
Novavax, Inc. (a)(b)	7,708	642,462
Oncternal Therapeutics, Inc. rights (a)(c)	466	0
Opko Health, Inc. (a)(b)	103,545	353,088
Organogenesis Holdings, Inc. Class A (a)	6,052	23,240
OvaScience, Inc. (a)	19,327	34,016
Oyster Point Pharma, Inc. (a)	2,657	76,734
Pfenex, Inc. (a)	13,730	114,646
Pieris Pharmaceuticals, Inc. (a)	6,980	21,638
Portola Pharmaceuticals, Inc. (a)	10,721	192,871
Principia Biopharma, Inc. (a)	4,632	276,947
PTC Therapeutics, Inc. (a)	10,389	527,138
Puma Biotechnology, Inc. (a)	12,244	127,705
Radius Health, Inc. (a)	11,796	160,779
RAPT Therapeutics, Inc. (a)(b)	2,321	67,355
Recro Pharma, Inc. (a)	1,541	7,012
REGENXBIO, Inc. (a)	3,916	144,226
Repligen Corp. (a)	1,746	215,823
Retrophin, Inc. (a)	14,198	289,781
Rubius Therapeutics, Inc. (a)(b)	5,851	34,989
Sangamo Therapeutics, Inc. (a)	3,856	34,550
Syndax Pharmaceuticals, Inc. (a)	7,003	103,784
TCR2 Therapeutics, Inc. (a)(b)	1,605	24,653
TG Therapeutics, Inc. (a)	18,225	355,023
Translate Bio, Inc. (a)	1,700	30,464
Turning Point Therapeutics, Inc. (a)	1,604	103,602
Twist Bioscience Corp. (a)	1,047	47,429
Ultragenyx Pharmaceutical, Inc. (a)(b)	5,095	398,531
Veracyte, Inc. (a)	12,078	312,820
Vericel Corp. (a)	6,923	95,676
Viela Bio, Inc. (b)	1,110	48,085
Vir Biotechnology, Inc. (a)	3,017	123,606
Xbiotech, Inc. (a)	7,810	107,075
Xencor, Inc. (a)	3,284	106,369
Y-mAbs Therapeutics, Inc. (a)	1,378	59,530
		21,206,418
Health Care Equipment & Supplies - 4.6%
Accelerate Diagnostics, Inc. (a)(b)	4,316	65,431
Accuray, Inc. (a)	16,418	33,329
Axonics Modulation Technologies, Inc. (a)	605	21,242
Cardiovascular Systems, Inc. (a)	25,398	801,307
Cerus Corp. (a)	28,895	190,707
ConforMis, Inc. (a)(b)	27,126	22,243
Genmark Diagnostics, Inc. (a)	70,850	1,042,204
Haemonetics Corp. (a)	12,412	1,111,619
Integer Holdings Corp. (a)	14,036	1,025,330
Invacare Corp.	7,087	45,144
Lantheus Holdings, Inc. (a)(b)	23,792	340,226
LeMaitre Vascular, Inc.	419	11,062
Meridian Bioscience, Inc. (a)	55,576	1,294,365
Nevro Corp. (a)	5,020	599,739
Novocure Ltd. (a)	12,024	713,023
Orthofix International NV (a)	9,089	290,848
RTI Biologics, Inc. (a)	7,370	23,437
Seaspine Holdings Corp. (a)	2,164	22,657
Senseonics Holdings, Inc. (a)(b)	22,186	8,653
Shockwave Medical, Inc. (a)	176	8,337
Sientra, Inc. (a)(b)	55,245	213,798
SurModics, Inc. (a)	18,126	783,768
Tandem Diabetes Care, Inc. (a)	4,970	491,632
Wright Medical Group NV (a)	6,988	207,683
Zynex, Inc. (a)(b)	831	20,667
		9,388,451
Health Care Providers & Services - 2.2%
Amedisys, Inc. (a)	1,992	395,492
Apollo Medical Holdings, Inc. (a)(b)	7,080	116,820
Corvel Corp. (a)	13,889	984,591
Magellan Health Services, Inc. (a)	6,410	467,802
National Healthcare Corp.	11,522	730,956
Owens & Minor, Inc.	12,565	95,745
Patterson Companies, Inc. (b)	8,817	193,974
Providence Service Corp. (a)	3,923	309,564
Select Medical Holdings Corp. (a)	45,212	665,973
Tenet Healthcare Corp. (a)(b)	36,340	658,117
		4,619,034
Health Care Technology - 1.5%
Allscripts Healthcare Solutions, Inc. (a)	99,757	675,355
HealthStream, Inc. (a)	2,804	62,053
HMS Holdings Corp. (a)	24,397	790,219
Inovalon Holdings, Inc. Class A (a)	16,758	322,759
Livongo Health, Inc. (b)	705	53,009
Nextgen Healthcare, Inc. (a)	71,373	783,676
Schrodinger, Inc.	427	39,100
Teladoc Health, Inc. (a)(b)	2,353	449,047
		3,175,218
Life Sciences Tools & Services - 0.7%
Fluidigm Corp. (a)(b)	12,076	48,425
Luminex Corp. (b)	9,823	319,542
Medpace Holdings, Inc. (a)	5,240	487,425
Nanostring Technologies, Inc. (a)	7,000	205,450
NeoGenomics, Inc. (a)	8,272	256,267
Syneos Health, Inc. (a)	3,733	217,447
		1,534,556
Pharmaceuticals - 1.5%
Akorn, Inc. (a)(b)	142,619	39,933
Amneal Pharmaceuticals, Inc. (a)	32,850	156,366
Arvinas Holding Co. LLC (a)	833	27,939
Assertio Holdings, Inc. (a)	58,147	49,832
Axsome Therapeutics, Inc. (a)	4,396	361,703
Collegium Pharmaceutical, Inc. (a)	9,124	159,670
Corcept Therapeutics, Inc. (a)(b)	4,970	83,595
Endo International PLC (a)	56,915	195,218
Evolus, Inc. (a)(b)	1,193	6,323
Innoviva, Inc. (a)	1,050	14,679
Intra-Cellular Therapies, Inc. (a)	2,425	62,250
Mallinckrodt PLC (a)(b)	22,370	59,952
MyoKardia, Inc. (a)	6,637	641,267
Pacira Biosciences, Inc. (a)	8,474	444,631
Phibro Animal Health Corp. Class A	1,910	50,176
Prestige Brands Holdings, Inc. (a)	5,440	204,326
Reata Pharmaceuticals, Inc. (a)(b)	1,287	200,798
Revance Therapeutics, Inc. (a)	2,678	65,397
Supernus Pharmaceuticals, Inc. (a)	1,341	31,849
Theravance Biopharma, Inc. (a)	2,442	51,258
Zogenix, Inc. (a)	2,746	74,169
		2,981,331

TOTAL HEALTH CARE		42,905,008

INDUSTRIALS - 14.9%
Aerospace & Defense - 1.7%
AAR Corp.	33,660	695,752
Aerojet Rocketdyne Holdings, Inc.(a)	1,011	40,076
Astronics Corp. (a)	14,755	155,813
Axon Enterprise, Inc. (a)	4,679	459,150
Maxar Technologies, Inc.	5,058	90,842
Moog, Inc. Class A	17,921	949,455
Parsons Corp. (a)	26,875	973,950
Vectrus, Inc. (a)	1,541	75,709
		3,440,747
Air Freight & Logistics - 0.0%
Atlas Air Worldwide Holdings, Inc. (a)	2,244	96,559
Building Products - 2.1%
Advanced Drain Systems, Inc.	10,502	518,799
Builders FirstSource, Inc. (a)	2,893	59,885
Gibraltar Industries, Inc. (a)	4,709	226,079
Griffon Corp.	1,545	28,613
NCI Building Systems, Inc. (a)	9,748	59,073
Quanex Building Products Corp.	30,078	417,483
Simpson Manufacturing Co. Ltd.	4,738	399,698
Trex Co., Inc. (a)	9,170	1,192,742
Ufp Industries, Inc.	27,695	1,371,179
		4,273,551
Commercial Services & Supplies - 2.0%
ADS Waste Holdings, Inc. (a)	1,446	43,626
Brady Corp. Class A	19,400	908,308
Deluxe Corp.	19,546	460,113
Kimball International, Inc. Class B	66,281	766,208
Knoll, Inc.	17,823	217,262
Tetra Tech, Inc.	6,452	510,482
UniFirst Corp.	6,489	1,161,207
VSE Corp.	655	20,560
		4,087,766
Construction & Engineering - 0.9%
Comfort Systems U.S.A., Inc.	2,302	93,807
EMCOR Group, Inc.	21,062	1,393,041
Great Lakes Dredge & Dock Corp. (a)(b)	27,694	256,446
Primoris Services Corp.	6,568	116,648
		1,859,942
Electrical Equipment - 2.9%
Atkore International Group, Inc. (a)	36,606	1,001,174
AZZ, Inc.	11,959	410,433
Encore Wire Corp.	21,079	1,029,077
EnerSys	20,485	1,318,824
Generac Holdings, Inc. (a)	3,608	439,923
Plug Power, Inc. (a)	90,790	745,386
Powell Industries, Inc.	24,972	683,983
Preformed Line Products Co.	5,037	251,900
Thermon Group Holdings, Inc. (a)	1,227	17,877
		5,898,577
Machinery - 1.8%
Albany International Corp. Class A	1,426	83,720
Chart Industries, Inc. (a)	2,581	125,153
CIRCOR International, Inc. (a)	4,983	126,967
Columbus McKinnon Corp. (NY Shares)	890	29,771
Evoqua Water Technologies Corp. (a)	17,772	330,559
Gorman-Rupp Co.	2,082	64,709
Hillenbrand, Inc.	17,510	473,996
Hurco Companies, Inc.	8,076	225,886
Lydall, Inc. (a)	1,529	20,733
Mueller Industries, Inc.	15,617	415,100
Park-Ohio Holdings Corp.	557	9,241
Proto Labs, Inc. (a)	1,361	153,072
Rexnord Corp.	45,793	1,334,866
Watts Water Technologies, Inc. Class A	3,856	312,336
		3,706,109
Marine - 0.1%
Costamare, Inc. (b)	24,937	138,650
Professional Services - 1.5%
Barrett Business Services, Inc.	2,208	117,311
CRA International, Inc.	2,294	90,613
Heidrick & Struggles International, Inc.	27,241	588,950
Kforce, Inc.	26,282	768,749
Korn Ferry	5,725	175,929
Resources Connection, Inc.	74,524	892,052
TriNet Group, Inc. (a)	8,032	489,470
		3,123,074
Road & Rail - 0.5%
ArcBest Corp.	7,887	209,084
Heartland Express, Inc.	9,472	197,207
Marten Transport Ltd.	24,665	620,571
		1,026,862
Trading Companies & Distributors - 1.4%
Applied Industrial Technologies, Inc.	12,958	808,450
BMC Stock Holdings, Inc. (a)	6,540	164,416
GMS, Inc. (a)	18,921	465,267
Herc Holdings, Inc. (a)	4,226	129,865
Rush Enterprises, Inc. Class A	26,829	1,112,330
Systemax, Inc.	15,339	315,063
WESCO International, Inc. (a)	214	7,514
		3,002,905

TOTAL INDUSTRIALS		30,654,742

INFORMATION TECHNOLOGY - 15.2%
Communications Equipment - 0.8%
Acacia Communications, Inc. (a)	854	57,380
ADTRAN, Inc.	6,593	72,061
Calix Networks, Inc. (a)	84,193	1,254,476
Comtech Telecommunications Corp.	2,074	35,030
Digi International, Inc. (a)	9,565	111,432
Inseego Corp. (a)(b)	14,129	163,896
Plantronics, Inc. (b)	1,891	27,760
Tessco Technologies, Inc.	272	1,496
		1,723,531
Electronic Equipment & Components - 2.0%
Badger Meter, Inc. (b)	10,971	690,295
ePlus, Inc. (a)	2,937	207,587
Insight Enterprises, Inc. (a)	17,595	865,674
Itron, Inc. (a)	523	34,649
Kimball Electronics, Inc. (a)	24,620	333,355
Methode Electronics, Inc. Class A (b)	14,219	444,486
PC Connection, Inc.	19,757	915,935
Sanmina Corp. (a)	8,838	221,304
ScanSource, Inc. (a)	17,699	426,369
		4,139,654
IT Services - 1.6%
Brightcove, Inc. (a)	3,560	28,053
CSG Systems International, Inc.	3,140	129,965
EVERTEC, Inc.	40,703	1,143,754
Limelight Networks, Inc. (a)	50,245	369,803
ManTech International Corp. Class A	3,753	257,043
Perspecta, Inc.	26,726	620,845
Sykes Enterprises, Inc. (a)	22,419	620,110
		3,169,573
Semiconductors & Semiconductor Equipment - 4.8%
Ambarella, Inc. (a)	12,703	581,797
Amkor Technology, Inc. (a)	57,528	708,170
Cirrus Logic, Inc. (a)	17,133	1,058,477
Diodes, Inc. (a)	12,355	626,399
Enphase Energy, Inc. (a)	7,407	352,351
FormFactor, Inc. (a)	13,718	402,349
Inphi Corp. (a)	8,306	975,955
Lattice Semiconductor Corp. (a)	34,105	968,241
NeoPhotonics Corp. (a)	47,870	425,086
Photronics, Inc. (a)	5,904	65,712
Power Integrations, Inc.	10,185	1,203,154
Rambus, Inc. (a)	5,383	81,822
Semtech Corp. (a)	2,543	132,795
Silicon Laboratories, Inc. (a)	11,205	1,123,525
Synaptics, Inc. (a)	16,253	977,130
Ultra Clean Holdings, Inc. (a)	6,032	136,504
Veeco Instruments, Inc. (a)(b)	1,221	16,471
		9,835,938
Software - 5.7%
Agilysys, Inc. (a)	39,380	706,477
AppFolio, Inc. (a)	2,854	464,374
BlackLine, Inc. (a)	13,748	1,139,847
Box, Inc. Class A (a)	68,129	1,414,358
Cloudera, Inc. (a)	37,433	476,148
CommVault Systems, Inc. (a)	26,582	1,028,723
Cornerstone OnDemand, Inc. (a)	15,671	604,274
Digital Turbine, Inc. (a)	67,574	849,405
Domo, Inc. Class B (a)	13,214	425,094
Ebix, Inc. (b)	2,162	48,342
Everbridge, Inc. (a)	3,837	530,887
MobileIron, Inc. (a)	122,032	601,618
Progress Software Corp.	30,499	1,181,836
Q2 Holdings, Inc. (a)	12,666	1,086,616
Rimini Street, Inc. (a)	408	2,101
SPS Commerce, Inc. (a)	11,597	871,167
TeleNav, Inc. (a)	5,644	30,986
Tenable Holdings, Inc. (a)	3,977	118,554
Verint Systems, Inc. (a)	2,252	101,745
Yext, Inc. (a)	6,284	104,377
		11,786,929
Technology Hardware, Storage & Peripherals - 0.3%
Avid Technology, Inc. (a)(b)	79,301	576,518

TOTAL INFORMATION TECHNOLOGY		31,232,143

MATERIALS - 3.9%
Chemicals - 1.0%
FutureFuel Corp.	27,181	324,813
Hawkins, Inc.	590	25,122
PolyOne Corp.	19,398	508,810
Stepan Co.	10,881	1,056,545
Tronox Holdings PLC (b)	15,252	110,119
		2,025,409
Construction Materials - 0.4%
Forterra, Inc. (a)	82,859	924,706
Containers & Packaging - 0.5%
Myers Industries, Inc.	63,670	926,399
Metals & Mining - 1.4%
Coeur d'Alene Mines Corp. (a)	31,765	161,366
Commercial Metals Co.	39,235	800,394
Gold Resource Corp.	7,439	30,574
Hecla Mining Co.	56,455	184,608
Materion Corp.	3,378	207,713
Novagold Resources, Inc. (a)	24,961	228,907
Schnitzer Steel Industries, Inc. Class A	1,061	18,716
Worthington Industries, Inc.	31,804	1,186,289
		2,818,567
Paper & Forest Products - 0.6%
Boise Cascade Co.	22,084	830,579
Schweitzer-Mauduit International, Inc.	13,624	455,178
		1,285,757

TOTAL MATERIALS		7,980,838

REAL ESTATE - 5.0%
Equity Real Estate Investment Trusts (REITs) - 3.8%
Agree Realty Corp.	1,603	105,333
American Assets Trust, Inc.	33,242	925,457
Braemar Hotels & Resorts, Inc.	4,056	11,600
CatchMark Timber Trust, Inc.	6,447	57,056
Clipper Realty, Inc.	1,013	8,205
CoreCivic, Inc.	78,139	731,381
EastGroup Properties, Inc.	5,512	653,778
Essential Properties Realty Trust, Inc.	11,910	176,744
Farmland Partners, Inc.	4,889	33,490
Four Corners Property Trust, Inc.	12,609	307,660
Franklin Street Properties Corp.	3,455	17,586
Gladstone Land Corp.	4,423	70,149
Healthcare Realty Trust, Inc.	5,977	175,066
Kite Realty Group Trust	15,336	176,977
National Storage Affiliates Trust	22,296	639,003
New Senior Investment Group, Inc.	20,038	72,538
Piedmont Office Realty Trust, Inc. Class A	5,399	89,677
PS Business Parks, Inc.	9,195	1,217,418
Rexford Industrial Realty, Inc.	3,022	125,201
RLJ Lodging Trust	38,451	362,977
Safety Income and Growth, Inc.	1,959	112,623
Senior Housing Properties Trust (SBI)	115,156	509,565
Sunstone Hotel Investors, Inc.	41,135	335,250
Terreno Realty Corp.	5,737	301,996
The GEO Group, Inc.	51,399	608,050
		7,824,780
Real Estate Management & Development - 1.2%
Gyrodyne LLC (a)	137	2,288
Kennedy-Wilson Holdings, Inc.	26,074	396,846
Marcus & Millichap, Inc. (a)	15,729	453,939
Newmark Group, Inc.	120,597	586,101
RE/MAX Holdings, Inc.	7,758	243,834
The RMR Group, Inc.	26,504	781,073
		2,464,081

TOTAL REAL ESTATE		10,288,861

UTILITIES - 2.9%
Electric Utilities - 1.3%
Allete, Inc.	13,686	747,392
El Paso Electric Co.	1,165	78,055
MGE Energy, Inc.	1,120	72,251
Otter Tail Corp.	9,749	378,164
PNM Resources, Inc.	2,700	103,788
Portland General Electric Co.	27,992	1,170,346
Spark Energy, Inc. Class A, (b)	9,750	68,933
		2,618,929
Gas Utilities - 0.2%
New Jersey Resources Corp.	7,705	251,568
South Jersey Industries, Inc.	3,872	96,761
Southwest Gas Holdings, Inc.	485	33,489
		381,818
Independent Power and Renewable Electricity Producers - 0.5%
Atlantic Power Corp. (a)	32,223	64,446
Clearway Energy, Inc. Class A	48,048	1,007,567
Ormat Technologies, Inc.	235	14,920
Sunnova Energy International, Inc. (b)	872	14,885
		1,101,818
Multi-Utilities - 0.3%
Avista Corp.	13,847	503,892
Black Hills Corp.	2,816	159,555
NorthWestern Energy Corp.	739	40,290
		703,737
Water Utilities - 0.6%
American States Water Co.	4,567	359,103
California Water Service Group	6,913	329,750
Consolidated Water Co., Inc.	1,845	26,623
Middlesex Water Co.	6,009	403,685
York Water Co. (b)	1,631	78,223
		1,197,384

TOTAL UTILITIES		6,003,686

TOTAL COMMON STOCKS
(Cost $192,449,515)		198,590,117

Nonconvertible Preferred Stocks - 0.0%
INDUSTRIALS - 0.0%
Trading Companies & Distributors - 0.0%
WESCO International, Inc. (a)(d)
(Cost $15,079)	569	15,102

Money Market Funds - 12.5%
Fidelity Cash Central Fund 0.12% (e)	6,457,727	6,459,019
Fidelity Securities Lending Cash Central Fund 0.12% (e)(f)	19,213,856	19,215,777
TOTAL MONEY MARKET FUNDS
(Cost $25,674,796)		25,674,796
TOTAL INVESTMENT IN SECURITIES - 109.0%
(Cost $218,139,390)		224,280,015
NET OTHER ASSETS (LIABILITIES) - (9.0)%		(18,495,274)
NET ASSETS - 100%		$205,784,741

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	97	Sept. 2020	$6,972,360	$143,947	$143,947

The notional amount of futures purchased as a percentage of Net Assets is 3.4%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Level 3 security

 (d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$15,785
Fidelity Securities Lending Cash Central Fund	100,083
Total	$115,868

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$4,559,006	$4,559,006	$--	$--
Consumer Discretionary	20,691,710	20,691,710	--	--
Consumer Staples	7,050,509	7,050,509	--	--
Energy	2,628,873	2,628,873	--	--
Financials	34,594,741	34,594,741	--	--
Health Care	42,905,008	42,905,008	--	--
Industrials	30,669,844	30,669,844	--	--
Information Technology	31,232,143	31,232,143	--	--
Materials	7,980,838	7,980,838	--	--
Real Estate	10,288,861	10,288,861	--	--
Utilities	6,003,686	6,003,686	--	--
Money Market Funds	25,674,796	25,674,796	--	--
Total Investments in Securities:	$224,280,015	$224,280,015	$--	$--
Derivative Instruments:
Assets
Futures Contracts	$143,947	$143,947	$--	$--
Total Assets	$143,947	$143,947	$--	$--
Total Derivative Instruments:	$143,947	$143,947	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2020. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$143,947	$0
Total Equity Risk	143,947	0
Total Value of Derivatives	$143,947	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		June 30, 2020 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $18,765,939) — See accompanying schedule: Unaffiliated issuers (cost $192,464,594)	$198,605,219
Fidelity Central Funds (cost $25,674,796)	25,674,796
Total Investment in Securities (cost $218,139,390)		$224,280,015
Segregated cash with brokers for derivative instruments		620,800
Receivable for investments sold		1,736,325
Receivable for fund shares sold		40,323
Dividends receivable		120,836
Distributions receivable from Fidelity Central Funds		34,405
Receivable for daily variation margin on futures contracts		69,840
Other receivables		4
Total assets		226,902,548
Liabilities
Payable to custodian bank	$1,542,549
Payable for fund shares redeemed	212,745
Accrued management fee	76,809
Distribution and service plan fees payable	1,882
Other affiliated payables	29,137
Other payables and accrued expenses	42,069
Collateral on securities loaned	19,212,616
Total liabilities		21,117,807
Net Assets		$205,784,741
Net Assets consist of:
Paid in capital		$218,199,325
Total accumulated earnings (loss)		(12,414,584)
Net Assets		$205,784,741
Net Asset Value and Maximum Offering Price
Initial Class:
Net Asset Value, offering price and redemption price per share ($17,669,759 ÷ 1,417,569 shares)		$12.46
Service Class:
Net Asset Value, offering price and redemption price per share ($184,187 ÷ 14,729 shares)		$12.51
Service Class 2:
Net Asset Value, offering price and redemption price per share ($9,029,916 ÷ 723,091 shares)		$12.49
Investor Class:
Net Asset Value, offering price and redemption price per share ($178,900,879 ÷ 14,423,356 shares)		$12.40

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2020 (Unaudited)
Investment Income
Dividends		$1,456,434
Interest		1,041
Income from Fidelity Central Funds (including $100,083 from security lending)		115,868
Total income		1,573,343
Expenses
Management fee	$479,061
Transfer agent fees	138,231
Distribution and service plan fees	10,549
Accounting fees	41,412
Custodian fees and expenses	14,960
Independent trustees' fees and expenses	702
Audit	25,529
Legal	12,856
Miscellaneous	14,977
Total expenses before reductions	738,277
Expense reductions	(9)
Total expenses after reductions		738,268
Net investment income (loss)		835,075
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(11,009,996)
Fidelity Central Funds	(23)
Futures contracts	(185,295)
Total net realized gain (loss)		(11,195,314)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(31,689,045)
Futures contracts	5,723
Total change in net unrealized appreciation (depreciation)		(31,683,322)
Net gain (loss)		(42,878,636)
Net increase (decrease) in net assets resulting from operations		$(42,043,561)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2020 (Unaudited)	Year ended December 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$835,075	$2,576,348
Net realized gain (loss)	(11,195,314)	(2,003,650)
Change in net unrealized appreciation (depreciation)	(31,683,322)	54,214,327
Net increase (decrease) in net assets resulting from operations	(42,043,561)	54,787,025
Distributions to shareholders	(581,494)	(25,056,254)
Share transactions - net increase (decrease)	(19,799,980)	(5,940,974)
Total increase (decrease) in net assets	(62,425,035)	23,789,797
Net Assets
Beginning of period	268,209,776	244,419,979
End of period	$205,784,741	$268,209,776

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP Disciplined Small Cap Portfolio Initial Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$14.68	$13.07	$16.86	$16.25	$14.52	$14.94
Income from Investment Operations
Net investment income (loss)A	.05	.15	.14	.11	.13	.10
Net realized and unrealized gain (loss)	(2.24)	2.81	(2.20)	1.01	2.75	(.40)
Total from investment operations	(2.19)	2.96	(2.06)	1.12	2.88	(.30)
Distributions from net investment income	(.03)	(.14)	(.14)	(.12)	(.09)	(.09)
Distributions from net realized gain	–	(1.21)	(1.59)	(.40)	(1.06)	(.03)
Total distributions	(.03)	(1.35)	(1.73)	(.51)B	(1.15)	(.12)
Net asset value, end of period	$12.46	$14.68	$13.07	$16.86	$16.25	$14.52
Total ReturnC,D,E	(14.92)%	23.71%	(13.08)%	7.02%	22.68%	(1.99)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.61%H,I	.59%	.60%	.83%	.86%	.85%
Expenses net of fee waivers, if any	.61%H,I	.59%	.60%	.83%	.86%	.84%
Expenses net of all reductions	.61%H,I	.59%	.60%	.83%	.86%	.84%
Net investment income (loss)	.87%H,I	1.05%	.90%	.67%	.90%	.68%
Supplemental Data
Net assets, end of period (000 omitted)	$17,670	$23,600	$24,285	$31,332	$41,185	$30,227
Portfolio turnover rateJ	66%H	77%	103%	103%	83%	96%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.51 per share is comprised of distributions from net investment income of $.116 and distributions from net realized gain of $.395 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Proxy expenses are not annualized.

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

VIP Disciplined Small Cap Portfolio Service Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$14.74	$13.12	$16.91	$16.29	$14.56	$14.98
Income from Investment Operations
Net investment income (loss)A	.05	.13	.13	.09	.11	.09
Net realized and unrealized gain (loss)	(2.25)	2.83	(2.21)	1.03	2.75	(.40)
Total from investment operations	(2.20)	2.96	(2.08)	1.12	2.86	(.31)
Distributions from net investment income	(.03)	(.13)	(.12)	(.10)	(.07)	(.08)
Distributions from net realized gain	–	(1.21)	(1.59)	(.40)	(1.06)	(.03)
Total distributions	(.03)	(1.34)	(1.71)	(.50)	(1.13)	(.11)
Net asset value, end of period	$12.51	$14.74	$13.12	$16.91	$16.29	$14.56
Total ReturnB,C,D	(14.94)%	23.59%	(13.13)%	6.97%	22.49%	(2.09)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.71%G,H	.69%	.70%	.93%	.96%	.95%
Expenses net of fee waivers, if any	.71%G,H	.69%	.70%	.93%	.96%	.94%
Expenses net of all reductions	.71%G,H	.69%	.70%	.93%	.96%	.94%
Net investment income (loss)	.78%G,H	.95%	.80%	.57%	.80%	.58%
Supplemental Data
Net assets, end of period (000 omitted)	$184	$217	$193	$249	$266	$311
Portfolio turnover rateI	66%G	77%	103%	103%	83%	96%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Proxy expenses are not annualized.

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

VIP Disciplined Small Cap Portfolio Service Class 2

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$14.72	$13.11	$16.90	$16.29	$14.58	$14.99
Income from Investment Operations
Net investment income (loss)A	.04	.11	.10	.07	.09	.07
Net realized and unrealized gain (loss)	(2.24)	2.82	(2.20)	1.02	2.75	(.40)
Total from investment operations	(2.20)	2.93	(2.10)	1.09	2.84	(.33)
Distributions from net investment income	(.03)	(.11)	(.10)	(.08)	(.07)	(.05)
Distributions from net realized gain	–	(1.21)	(1.59)	(.40)	(1.06)	(.03)
Total distributions	(.03)	(1.32)	(1.69)	(.48)	(1.13)	(.08)
Net asset value, end of period	$12.49	$14.72	$13.11	$16.90	$16.29	$14.58
Total ReturnB,C,D	(14.98)%	23.37%	(13.29)%	6.79%	22.31%	(2.18)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.86%G,H	.84%	.85%	1.08%	1.11%	1.10%
Expenses net of fee waivers, if any	.86%G,H	.84%	.85%	1.08%	1.11%	1.10%
Expenses net of all reductions	.86%G,H	.84%	.85%	1.08%	1.11%	1.10%
Net investment income (loss)	.62%G,H	.80%	.65%	.42%	.65%	.43%
Supplemental Data
Net assets, end of period (000 omitted)	$9,030	$9,767	$6,823	$7,881	$6,403	$3,198
Portfolio turnover rateI	66%G	77%	103%	103%	83%	96%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Proxy expenses are not annualized.

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

VIP Disciplined Small Cap Portfolio Investor Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$14.61	$13.02	$16.79	$16.19	$14.48	$14.89
Income from Investment Operations
Net investment income (loss)A	.05	.13	.13	.09	.11	.09
Net realized and unrealized gain (loss)	(2.23)	2.80	(2.19)	1.01	2.74	(.39)
Total from investment operations	(2.18)	2.93	(2.06)	1.10	2.85	(.30)
Distributions from net investment income	(.03)	(.13)	(.12)	(.10)	(.08)	(.08)
Distributions from net realized gain	–	(1.21)	(1.59)	(.40)	(1.06)	(.03)
Total distributions	(.03)	(1.34)	(1.71)	(.50)	(1.14)	(.11)
Net asset value, end of period	$12.40	$14.61	$13.02	$16.79	$16.19	$14.48
Total ReturnB,C,D	(14.94)%	23.55%	(13.09)%	6.91%	22.54%	(2.00)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.69%G,H	.67%	.68%	.91%	.94%	.93%
Expenses net of fee waivers, if any	.69%G,H	.67%	.68%	.91%	.94%	.92%
Expenses net of all reductions	.69%G,H	.67%	.68%	.91%	.94%	.92%
Net investment income (loss)	.79%G,H	.97%	.82%	.59%	.82%	.60%
Supplemental Data
Net assets, end of period (000 omitted)	$178,901	$234,625	$213,119	$251,217	$263,763	$190,669
Portfolio turnover rateI	66%G	77%	103%	103%	83%	96%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Proxy expenses are not annualized.

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2020

1. Organization.

VIP Disciplined Small Cap Portfolio (the Fund) is a fund of Variable Insurance Products Fund II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.

Effective January 1, 2020:

Investment advisers Fidelity Investments Money Management, Inc., FMR Co., Inc., and Fidelity SelectCo, LLC, merged with and into Fidelity Management & Research Company. In connection with the merger transactions, the resulting, merged investment adviser was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Management & Research Company LLC".

Broker-dealer Fidelity Distributors Corporation merged with and into Fidelity Investments Institutional Services Company, Inc. ("FIISC"). FIISC was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Distributors Company LLC".

Fidelity Investments Institutional Operations Company, Inc. converted from a Massachusetts corporation to a Massachusetts LLC, and changed its name to "Fidelity Investments Institutional Operations Company LLC".

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2020 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, partnerships, market discount, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$32,615,829
Gross unrealized depreciation	(27,138,691)
Net unrealized appreciation (depreciation)	$5,477,138
Tax cost	$218,946,824

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(7,037,092)

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
VIP Disciplined Small Cap Portfolio	69,841,386	87,134,355

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .45% of the Fund's average net assets.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services, were as follows:

Service Class	$91
Service Class 2	10,458
$10,549

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class pays a fee for transfer agent services, typesetting and printing and mailing of shareholder reports, excluding mailing of proxy statements. Effective February 1, 2020, the Board approved to change the fee from .145% to .142% for Investor Class, and from .065% to .064% for all other classes. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Initial Class	$5,826.06
Service Class	57.06
Service Class 2	2,633.06
Investor Class	129,715.14
	$138,231

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
VIP Disciplined Small Cap Portfolio	.04

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Amount
VIP Disciplined Small Cap Portfolio	$307

During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. For equity securities, lending agents are used, including National Financial Services (NFS), an affiliate of the Fund. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of daily lending revenue, for its services as lending agent. The Fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to NFS, as affiliated borrower, at period end was $262,934. Total fees paid by the Fund to NFS, as lending agent, amounted to $8,607. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds, and includes $36,660 from securities loaned to NFS, as affiliated borrower.

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $9.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2020	Year ended December 31, 2019
Distributions to shareholders
Initial Class	$53,329	$2,460,113
Service Class	471	19,721
Service Class 2	18,555	693,253
Investor Class	509,139	21,883,167
Total	$581,494	$25,056,254

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2020	Year ended December 31, 2019	Six months ended June 30, 2020	Year ended December 31, 2019
Initial Class
Shares sold	114,413	250,382	$1,369,288	$3,511,426
Reinvestment of distributions	3,719	183,369	53,329	2,460,113
Shares redeemed	(307,966)	(684,095)	(3,643,866)	(9,412,865)
Net increase (decrease)	(189,834)	(250,344)	$(2,221,249)	$(3,441,326)
Service Class 2
Shares sold	181,818	221,820	$2,113,788	$3,098,010
Reinvestment of distributions	1,290	51,451	18,555	693,253
Shares redeemed	(123,480)	(130,231)	(1,532,003)	(1,807,991)
Net increase (decrease)	59,628	143,040	$600,340	$1,983,272
Investor Class
Shares sold	337,535	1,098,859	$4,089,274	$15,372,608
Reinvestment of distributions	35,679	1,638,057	509,139	21,883,167
Shares redeemed	(2,004,905)	(3,054,006)	(22,777,484)	(41,738,695)
Net increase (decrease)	(1,631,691)	(317,090)	$(18,179,071)	$(4,482,920)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 95% of the total outstanding shares of the Fund.

13. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2020 to June 30, 2020).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2020	Ending Account Value June 30, 2020	Expenses Paid During Period-B January 1, 2020 to June 30, 2020
Initial Class	.61%
Actual		$1,000.00	$850.80	$2.81
Hypothetical-C		$1,000.00	$1,021.83	$3.07
Service Class	.71%
Actual		$1,000.00	$850.60	$3.27
Hypothetical-C		$1,000.00	$1,021.33	$3.57
Service Class 2.86%
Actual		$1,000.00	$850.20	$3.96
Hypothetical-C		$1,000.00	$1,020.59	$4.32
Investor Class	.69%
Actual		$1,000.00	$850.60	$3.17
Hypothetical-C		$1,000.00	$1,021.43	$3.47

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

VIP Disciplined Small Cap Portfolio

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreement (Sub-Advisory Agreement) for the fund with Geode Capital Management, LLC (Geode) (together, the Advisory Contracts). FMR and Geode are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its January 2020 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services provided by and the profits realized by Fidelity and Geode from their respective relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity and Geode, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups and with representatives of Geode. The Board considered the structure of the investment personnel compensation programs and whether the structures provide appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

The Trustees also discussed with representatives of Fidelity, at meetings throughout the year, Fidelity's role in, among other things, overseeing compliance with federal securities laws and other applicable requirements by Geode with respect to the fund and monitoring and overseeing the performance and investment capabilities of Geode. The Trustees considered that the Board had received from Fidelity periodic reports about its oversight and due diligence processes, as well as periodic reports regarding the performance of Geode.

The Board also considered the nature, extent and quality of services provided by Geode. The Trustees noted that under the Sub-Advisory Agreement, subject to oversight by Fidelity, Geode is responsible for, among other things, identifying investments and arranging for execution of portfolio transactions to implement the fund's investment strategy. In addition, the Trustees noted that Geode is responsible for providing such reporting as may be requested by Fidelity to fulfill its oversight responsibilities discussed above.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staffs, including their size, education, experience, and resources, as well as Fidelity's and Geode's approach to recruiting, training, managing, and compensating investment personnel. The Board considered that Fidelity's and Geode's investment professionals have extensive resources, tools and capabilities so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and by FMR's affiliates under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

The Board noted that it and the boards of certain other Fidelity funds had formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain target date funds and index funds; (vii) lowering expense caps for certain existing funds and classes, and converting certain voluntary expense caps to contractual caps, to reduce expenses borne by shareholders; (viii) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (ix) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (x) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and a peer group of funds with similar objectives (peer group), if any. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative total return information for the fund and an appropriate benchmark index for the most recent one-, three-, and five-year periods ended June 30, 2019, as shown below. A peer group is not shown below because the fund does not generally utilize a peer group for performance comparison purposes.

VIP Disciplined Small Cap Portfolio

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods ended June 30 (December 31 for periods prior to 2018) shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board.

VIP Disciplined Small Cap Portfolio

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended June 30, 2019.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component (such as the fund) and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

The Board also noted that, in 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below the competitive median for the 12-month period ended June 30, 2019.

Fees Charged to Other Clients.  The Board also considered fee structures applicable to clients of Fidelity and Geode, such as other funds advised or subadvised by Fidelity or Geode, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's and Geode's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's and Geode's affiliates may benefit from the funds' business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's and Geode's various businesses. The Board considered that a joint ad hoc committee created by it and the boards of other Fidelity funds had recently been established, and met periodically, to evaluate potential fall-out benefits (PFOB Committee). The Board noted that the PFOB Committee, among other things: (i) discussed the legal framework surrounding potential fall-out benefits; (ii) reviewed the Board's responsibilities and approach to potential fall-out benefits; and (iii) reviewed practices employed by competitor funds regarding the review of potential fall-out benefits.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund, including the conclusions of the PFOB Committee, and was satisfied that the profitability was not excessive.

The Board also considered information regarding the profitability of Geode's relationship with the fund.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) consideration of performance fees for additional funds; (iii) changes in Fidelity's non-fund businesses and the impact of such changes on the funds; (iv) metrics for evaluating index fund and ETF performance and information about ETF trading characteristics; (v) the methodology with respect to evaluating competitive fund data and peer group classifications and fee comparisons; (vi) the expense structures for different funds and classes; (vii) information regarding other accounts managed by Fidelity, including collective investment trusts and separately managed accounts; and (viii) Fidelity's philosophies and strategies for evaluating funds and classes with lower or declining asset levels.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory and sub-advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2018 through November 30, 2019. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

Proxy Voting Results

A special meeting of shareholders was held on June 9, 2020. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1

To elect a Board of Trustees.

	# of Votes	% of Votes
Dennis J. Dirks
Affirmative	21,597,050,616.024	95.502
Withheld	1,017,240,628.578	4.498
TOTAL	22,614,291,244.601	100.000
Donald F. Donahue
Affirmative	21,605,904,576.366	95.541
Withheld	1,008,386,668.235	4.459
TOTAL	22,614,291,244.601	100.000
Bettina Doulton
Affirmative	21,645,998,598.109	95.718
Withheld	968,292,646.493	4.282
TOTAL	22,614,291,244.601	100.000
Vicki L. Fuller
Affirmative	21,660,928,063.243	95.784
Withheld	953,363,181.358	4.216
TOTAL	22,614,291,244.601	100.000
Patricia L. Kampling
Affirmative	21,663,944,422.383	95.798
Withheld	950,346,822.218	4.202
TOTAL	22,614,291,244.601	100.000
Alan J. Lacy
Affirmative	21,569,159,491.891	95.378
Withheld	1,045,131,752.710	4.622
TOTAL	22,614,291,244.601	100.000
Ned C. Lautenbach
Affirmative	21,469,914,492.101	94.940
Withheld	1,144,376,752.501	5.060
TOTAL	22,614,291,244.601	100.000
Robert A. Lawrence
Affirmative	21,583,601,126.100	95.442
Withheld	1,030,690,118.501	4.558
TOTAL	22,614,291,244.601	100.000
Joseph Mauriello
Affirmative	21,551,120,396.219	95.299
Withheld	1,063,170,848.382	4.701
TOTAL	22,614,291,244.601	100.000
Cornelia M. Small
Affirmative	21,592,890,757.027	95.483
Withheld	1,021,400,487.575	4.517
TOTAL	22,614,291,244.601	100.000
Garnett A. Smith
Affirmative	21,519,273,578.917	95.158
Withheld	1,095,017,665.685	4.842
TOTAL	22,614,291,244.601	100.000
David M. Thomas
Affirmative	21,574,034,388.063	95.400
Withheld	1,040,256,856.538	4.600
TOTAL	22,614,291,244.601	100.000
Susan Tomasky
Affirmative	21,607,546,330.771	95.548
Withheld	1,006,744,913.831	4.452
TOTAL	22,614,291,244.601	100.000
Michael E. Wiley
Affirmative	21,549,685,089.255	95.292
Withheld	1,064,606,155.346	4.708
TOTAL	22,614,291,244.601	100.000

PROPOSAL 2

To convert a fundamental investment policy to a non-fundamental investment policy.

	# of Votes	% of Votes
Affirmative	152,363,036.380	86.253
Against	13,084,230.341	7.407
Abstain	11,200,025.583	6.340
Broker Non-Vote	0.00	0.00
TOTAL	176,647,292.303	100.000
Proposal 1 reflects trust wide proposal and voting results.

VDSC-SANN-0820
1.821007.114

Fidelity® Variable Insurance Products:

Emerging Markets Portfolio

Semi-Annual Report

June 30, 2020

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, and if your insurance carrier elects to participate, you may not be receiving paper copies of the Fund’s shareholder reports from the insurance company that offers your variable insurance product unless you specifically request paper copies from your financial professional or the administrator of your variable insurance product. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically, by contacting your financial professional or the administrator of your variable insurance product. If you own a Fidelity-administered variable insurance product, please visit fidelity.com/mailpreferences to make your election or call 1-800-343-3548.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial professional or the administrator of your variable insurance product. If you own a Fidelity-administered variable insurance product, please visit fidelity.com/mailpreferences to make your election or call 1-800-343-3548. Your election to receive reports in paper will apply to all funds available under your variable insurance product.

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees
Liquidity Risk Management Program
Proxy Voting Results

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of June 30, 2020
Cayman Islands	22.4%
China	15.9%
Taiwan	12.9%
Korea (South)	7.6%
Hong Kong	6.3%
Mexico	5.8%
India	4.9%
Brazil	4.8%
Russia	3.5%
Other*	15.9%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of June 30, 2020

% of fund's net assets
Stocks	97.5
Short-Term Investments and Net Other Assets (Liabilities)	2.5

Top Ten Stocks as of June 30, 2020

% of fund's net assets
Tencent Holdings Ltd. (Cayman Islands, Interactive Media & Services)	10.2
Samsung Electronics Co. Ltd. (Korea (South), Technology Hardware, Storage & Peripherals)	5.6
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan, Semiconductors & Semiconductor Equipment)	4.7
Alibaba Group Holding Ltd. sponsored ADR (Cayman Islands, Internet & Direct Marketing Retail)	4.5
MediaTek, Inc. (Taiwan, Semiconductors & Semiconductor Equipment)	3.7
China Resources Beer Holdings Co. Ltd. (Hong Kong, Beverages)	3.3
Richter Gedeon PLC (Hungary, Pharmaceuticals)	3.2
Haier Smart Home Co. Ltd. (A Shares) (China, Household Durables)	3.2
Wal-Mart de Mexico SA de CV Series V (Mexico, Food & Staples Retailing)	2.8
China Merchants Bank Co. Ltd. (H Shares) (China, Banks)	2.7
43.9

Top Market Sectors as of June 30, 2020

% of fund's net assets
Information Technology	18.8
Financials	16.6
Consumer Discretionary	13.8
Communication Services	12.8
Consumer Staples	10.4
Materials	9.0
Industrials	7.0
Health Care	5.1
Energy	4.0

Schedule of Investments June 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.4%
	Shares	Value
Bermuda - 0.7%
Shangri-La Asia Ltd.	6,420,000	$5,516,702
Brazil - 1.7%
Suzano Papel e Celulose SA (a)	2,064,781	13,968,719
Cayman Islands - 22.4%
Airtac International Group	432,548	7,586,756
Alibaba Group Holding Ltd. sponsored ADR (a)	169,600	36,582,720
Bilibili, Inc. ADR (a)	178,200	8,254,224
JD.com, Inc. sponsored ADR (a)	262,696	15,809,045
Li Ning Co. Ltd.	5,814,237	18,454,323
Sunny Optical Technology Group Co. Ltd.	747,400	11,957,629
Tencent Holdings Ltd.	1,284,305	82,295,587

TOTAL CAYMAN ISLANDS		180,940,284

China - 15.9%
AVIC Jonhon OptronicTechnology Co. Ltd.	1,568,515	9,104,069
C&S Paper Co. Ltd. (A Shares)	3,549,954	11,204,299
China Life Insurance Co. Ltd. (H Shares)	6,165,863	12,441,253
China Merchants Bank Co. Ltd. (H Shares)	4,719,019	21,706,087
Haier Smart Home Co. Ltd. (A Shares)	10,254,478	25,688,806
Hualan Biological Engineer, Inc. (A Shares)	2,209,895	15,673,036
Industrial & Commercial Bank of China Ltd. (H Shares)	34,868,635	21,080,472
Shenzhen Inovance Technology Co. Ltd. (A Shares)	2,160,631	11,617,348

TOTAL CHINA		128,515,370

Hong Kong - 6.3%
China Resources Beer Holdings Co. Ltd.	4,804,505	26,779,513
CNOOC Ltd. sponsored ADR	85,816	9,683,477
Sun Art Retail Group Ltd.	8,244,000	14,083,035

TOTAL HONG KONG		50,546,025

Hungary - 3.2%
Richter Gedeon PLC	1,265,000	26,168,144
India - 4.9%
Housing Development Finance Corp. Ltd.	543,859	12,631,970
Larsen & Toubro Ltd.	680,893	8,505,191
Shree Cement Ltd.	35,601	10,862,935
Solar Industries India Ltd. (a)	525,869	7,101,616

TOTAL INDIA		39,101,712

Indonesia - 1.2%
PT Bank Mandiri (Persero) Tbk	27,996,838	9,721,343
Israel - 2.2%
Elbit Systems Ltd. (Israel)	126,494	17,309,186
Korea (South) - 7.6%
Samsung Electronics Co. Ltd.	1,026,900	45,572,852
Shinhan Financial Group Co. Ltd.	665,672	16,127,263

TOTAL KOREA (SOUTH)		61,700,115

Luxembourg - 1.3%
Globant SA (a)	69,600	10,429,560
Mexico - 5.8%
CEMEX S.A.B. de CV sponsored ADR	4,239,200	12,208,896
Grupo Financiero Banorte S.A.B. de CV Series O	3,574,068	12,396,385
Wal-Mart de Mexico SA de CV Series V	9,321,300	22,365,929

TOTAL MEXICO		46,971,210

Netherlands - 1.6%
Yandex NV Series A (a)(b)	260,700	13,040,214
Russia - 3.5%
Lukoil PJSC sponsored ADR	145,063	10,772,378
MMC Norilsk Nickel PJSC sponsored ADR	122,093	3,197,616
Sberbank of Russia sponsored ADR	1,281,810	14,586,998

TOTAL RUSSIA		28,556,992

South Africa - 3.2%
AngloGold Ashanti Ltd.	440,600	12,963,426
Impala Platinum Holdings Ltd.	1,930,416	12,904,668

TOTAL SOUTH AFRICA		25,868,094

Taiwan - 12.9%
ECLAT Textile Co. Ltd.	759,000	8,823,481
MediaTek, Inc.	1,527,000	30,053,129
Sporton International, Inc.	1,351,504	11,025,560
Taiwan Semiconductor Manufacturing Co. Ltd.	3,557,338	38,101,075
Unified-President Enterprises Corp.	3,730,925	9,042,284
Yageo Corp.	559,000	7,239,505

TOTAL TAIWAN		104,285,034

TOTAL COMMON STOCKS
(Cost $668,285,175)		762,638,704

Nonconvertible Preferred Stocks - 3.1%
Brazil - 3.1%
Itau Unibanco Holding SA	2,864,350	13,404,996
Petroleo Brasileiro SA - Petrobras sponsored ADR	1,453,447	12,020,007
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $28,822,135)		25,425,003

Money Market Funds - 2.0%
Fidelity Cash Central Fund 0.12% (c)	8,103,987	8,105,608
Fidelity Securities Lending Cash Central Fund 0.12% (c)(d)	8,074,368	8,075,175
TOTAL MONEY MARKET FUNDS
(Cost $16,180,783)		16,180,783
TOTAL INVESTMENT IN SECURITIES - 99.5%
(Cost $713,288,093)		804,244,490
NET OTHER ASSETS (LIABILITIES) - 0.5%		4,066,502
NET ASSETS - 100%		$808,310,992

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$40,258
Fidelity Securities Lending Cash Central Fund	37
Total	$40,295

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$103,590,025	$21,294,438	$82,295,587	$--
Consumer Discretionary	110,875,077	110,875,077	--	--
Consumer Staples	83,475,060	83,475,060	--	--
Energy	32,475,862	32,475,862	--	--
Financials	134,096,767	74,726,436	59,370,331	--
Health Care	41,841,180	41,841,180	--	--
Industrials	56,044,041	56,044,041	--	--
Information Technology	152,457,819	68,783,892	83,673,927	--
Materials	73,207,876	60,244,450	12,963,426	--
Money Market Funds	16,180,783	16,180,783	--	--
Total Investments in Securities:	$804,244,490	$565,941,219	$238,303,271	$--

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		June 30, 2020 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $8,038,214) — See accompanying schedule: Unaffiliated issuers (cost $697,107,310)	$788,063,707
Fidelity Central Funds (cost $16,180,783)	16,180,783
Total Investment in Securities (cost $713,288,093)		$804,244,490
Foreign currency held at value (cost $235,434)		235,434
Receivable for investments sold		7,494,388
Receivable for fund shares sold		6,079,103
Dividends receivable		2,279,637
Interest receivable		9,867
Distributions receivable from Fidelity Central Funds		2,100
Other receivables		67,407
Total assets		820,412,426
Liabilities
Payable to custodian bank	$10,012
Payable for investments purchased	3,133,947
Payable for fund shares redeemed	186,549
Accrued management fee	494,708
Distribution and service plan fees payable	26,665
Other affiliated payables	84,330
Other payables and accrued expenses	90,048
Collateral on securities loaned	8,075,175
Total liabilities		12,101,434
Net Assets		$808,310,992
Net Assets consist of:
Paid in capital		$726,676,790
Total accumulated earnings (loss)		81,634,202
Net Assets		$808,310,992
Net Asset Value and Maximum Offering Price
Initial Class:
Net Asset Value, offering price and redemption price per share ($323,838,754 ÷ 29,349,203 shares)		$11.03
Service Class:
Net Asset Value, offering price and redemption price per share ($220,821,359 ÷ 19,985,301 shares)		$11.05
Service Class 2:
Net Asset Value, offering price and redemption price per share ($51,447,845 ÷ 4,665,235 shares)		$11.03
Investor Class:
Net Asset Value, offering price and redemption price per share ($212,203,034 ÷ 19,326,885 shares)		$10.98

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2020 (Unaudited)
Investment Income
Dividends		$5,391,959
Income from Fidelity Central Funds (including $37 from security lending)		40,295
Income before foreign taxes withheld		5,432,254
Less foreign taxes withheld		(614,932)
Total income		4,817,322
Expenses
Management fee	$2,287,828
Transfer agent fees	259,071
Distribution and service plan fees	95,255
Accounting fees	146,926
Custodian fees and expenses	63,486
Independent trustees' fees and expenses	1,723
Audit	39,866
Legal	1,562
Miscellaneous	16,340
Total expenses before reductions	2,912,057
Expense reductions	(58,899)
Total expenses after reductions		2,853,158
Net investment income (loss)		1,964,164
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(10,267,564)
Fidelity Central Funds	1,739
Foreign currency transactions	(208,934)
Futures contracts	511,981
Total net realized gain (loss)		(9,962,778)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(872,444)
Assets and liabilities in foreign currencies	(5,467)
Total change in net unrealized appreciation (depreciation)		(877,911)
Net gain (loss)		(10,840,689)
Net increase (decrease) in net assets resulting from operations		$(8,876,525)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2020 (Unaudited)	Year ended December 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,964,164	$9,860,171
Net realized gain (loss)	(9,962,778)	68,924,540
Change in net unrealized appreciation (depreciation)	(877,911)	35,425,157
Net increase (decrease) in net assets resulting from operations	(8,876,525)	114,209,868
Distributions to shareholders	(51,514,254)	(8,095,503)
Share transactions - net increase (decrease)	301,652,414	111,495,949
Total increase (decrease) in net assets	241,261,635	217,610,314
Net Assets
Beginning of period	567,049,357	349,439,043
End of period	$808,310,992	$567,049,357

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP Emerging Markets Portfolio Initial Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$12.68	$9.95	$12.23	$8.36	$8.14	$9.10
Income from Investment Operations
Net investment income (loss)A	.04	.26B	.08	.07	.06	.06
Net realized and unrealized gain (loss)	(.57)	2.66	(2.28)	3.88	.20	(.97)
Total from investment operations	(.53)	2.92	(2.20)	3.95	.26	(.91)
Distributions from net investment income	(.02)	(.19)	(.08)	(.07)	(.04)	(.05)
Distributions from net realized gain	(1.09)	–	–C	(.01)	–	–
Total distributions	(1.12)D	(.19)	(.08)	(.08)	(.04)	(.05)
Redemption fees added to paid in capitalA	–	–	–	–	–	–C
Net asset value, end of period	$11.03	$12.68	$9.95	$12.23	$8.36	$8.14
Total ReturnE,F,G	(4.46)%	29.46%	(18.00)%	47.40%	3.24%	(9.97)%
Ratios to Average Net AssetsH,I
Expenses before reductions	.94%J	.96%	1.01%	1.01%	1.05%	1.07%
Expenses net of fee waivers, if any	.94%J	.96%	1.01%	1.01%	1.05%	1.07%
Expenses net of all reductions	.92%J	.91%	.98%	.99%	1.05%	1.05%
Net investment income (loss)	.73%J	2.25%B	.71%	.64%	.71%	.69%
Supplemental Data
Net assets, end of period (000 omitted)	$323,839	$273,578	$159,140	$165,396	$132,435	$112,675
Portfolio turnover rateK	61%J	135%	117%	82%	86%	106%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.14 per share. Excluding this non-recurring dividend the ratio of net investment income (loss) to average net assets would have been 1.06%.

 C Amount represents less than $.005 per share.

 D Total distributions of $1.12 per share is comprised of distributions from net investment income of $.024 and distributions from net realized gain of $1.092 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

VIP Emerging Markets Portfolio Service Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$12.70	$9.97	$12.26	$8.39	$8.17	$9.14
Income from Investment Operations
Net investment income (loss)A	.03	.25B	.06	.06	.05	.05
Net realized and unrealized gain (loss)	(.56)	2.66	(2.27)	3.89	.21	(.98)
Total from investment operations	(.53)	2.91	(2.21)	3.95	.26	(.93)
Distributions from net investment income	(.02)	(.18)	(.08)	(.07)	(.04)	(.04)
Distributions from net realized gain	(1.09)	–	–C	(.01)	–	–
Total distributions	(1.12)D	(.18)	(.08)	(.08)	(.04)	(.04)
Redemption fees added to paid in capitalA	–	–	–	–	–	–C
Net asset value, end of period	$11.05	$12.70	$9.97	$12.26	$8.39	$8.17
Total ReturnE,F,G	(4.46)%	29.30%	(18.02)%	47.19%	3.13%	(10.15)%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.03%J	1.06%	1.12%	1.11%	1.16%	1.17%
Expenses net of fee waivers, if any	1.03%J	1.06%	1.12%	1.11%	1.16%	1.17%
Expenses net of all reductions	1.01%J	1.01%	1.09%	1.09%	1.15%	1.16%
Net investment income (loss)	.63%J	2.16%B	.60%	.54%	.61%	.58%
Supplemental Data
Net assets, end of period (000 omitted)	$220,821	$36,185	$17,147	$1,089	$81	$72
Portfolio turnover rateK	61%J	135%	117%	82%	86%	106%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.14 per share. Excluding this non-recurring dividend the ratio of net investment income (loss) to average net assets would have been .97%.

 C Amount represents less than $.005 per share.

 D Total distributions of $1.12 per share is comprised of distributions from net investment income of $.023 and distributions from net realized gain of $1.092 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

VIP Emerging Markets Portfolio Service Class 2

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$12.69	$9.96	$12.25	$8.38	$8.15	$9.12
Income from Investment Operations
Net investment income (loss)A	.03	.23B	.05	.04	.04	.04
Net realized and unrealized gain (loss)	(.58)	2.67	(2.27)	3.90	.20	(.98)
Total from investment operations	(.55)	2.90	(2.22)	3.94	.24	(.94)
Distributions from net investment income	(.02)	(.17)	(.06)	(.06)	(.01)	(.03)
Distributions from net realized gain	(1.09)	–	–C	(.01)	–	–
Total distributions	(1.11)	(.17)	(.07)D	(.07)	(.01)	(.03)
Redemption fees added to paid in capitalA	–	–	–	–	–	–C
Net asset value, end of period	$11.03	$12.69	$9.96	$12.25	$8.38	$8.15
Total ReturnE,F,G	(4.55)%	29.19%	(18.16)%	47.05%	2.95%	(10.31)%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.19%J	1.21%	1.27%	1.26%	1.31%	1.32%
Expenses net of fee waivers, if any	1.19%J	1.21%	1.26%	1.26%	1.31%	1.32%
Expenses net of all reductions	1.17%J	1.16%	1.23%	1.24%	1.30%	1.30%
Net investment income (loss)	.48%J	2.01%B	.46%	.39%	.45%	.44%
Supplemental Data
Net assets, end of period (000 omitted)	$51,448	$47,476	$20,128	$7,246	$2,868	$8,076
Portfolio turnover rateK	61%J	135%	117%	82%	86%	106%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.14 per share. Excluding this non-recurring dividend the ratio of net investment income (loss) to average net assets would have been .82%.

 C Amount represents less than $.005 per share.

 D Total distributions of $.07 per share is comprised of distributions from net investment income of $.062 and distributions from net realized gain of $.003 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

VIP Emerging Markets Portfolio Investor Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$12.63	$9.91	$12.17	$8.32	$8.11	$9.07
Income from Investment Operations
Net investment income (loss)A	.03	.25B	.07	.06	.05	.05
Net realized and unrealized gain (loss)	(.56)	2.65	(2.26)	3.87	.20	(.96)
Total from investment operations	(.53)	2.90	(2.19)	3.93	.25	(.91)
Distributions from net investment income	(.02)	(.18)	(.06)	(.07)	(.04)	(.05)
Distributions from net realized gain	(1.09)	–	–C	(.01)	–	–
Total distributions	(1.12)D	(.18)	(.07)E	(.08)	(.04)	(.05)
Redemption fees added to paid in capitalA	–	–	–	–	–	–C
Net asset value, end of period	$10.98	$12.63	$9.91	$12.17	$8.32	$8.11
Total ReturnF,G,H	(4.49)%	29.38%	(18.02)%	47.32%	3.06%	(10.08)%
Ratios to Average Net AssetsI,J
Expenses before reductions	1.01%K	1.04%	1.09%	1.09%	1.14%	1.15%
Expenses net of fee waivers, if any	1.01%K	1.04%	1.09%	1.09%	1.14%	1.15%
Expenses net of all reductions	.99%K	.99%	1.06%	1.07%	1.13%	1.13%
Net investment income (loss)	.65%K	2.18%B	.63%	.56%	.63%	.61%
Supplemental Data
Net assets, end of period (000 omitted)	$212,203	$209,811	$153,024	$205,217	$93,982	$76,045
Portfolio turnover rateL	61%K	135%	117%	82%	86%	106%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.14 per share. Excluding this non-recurring dividend the ratio of net investment income (loss) to average net assets would have been .99%.

 C Amount represents less than $.005 per share.

 D Total distributions of $1.12 per share is comprised of distributions from net investment income of $.023 and distributions from net realized gain of $1.092 per share.

 E Total distributions of $.07 per share is comprised of distributions from net investment income of $.063 and distributions from net realized gain of $.004 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2020

1. Organization.

VIP Emerging Markets Portfolio (the Fund) is a fund of Variable Insurance Products Fund II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

Effective January 1, 2020:

Investment advisers Fidelity Investments Money Management, Inc., FMR Co., Inc., and Fidelity SelectCo, LLC, merged with and into Fidelity Management & Research Company. In connection with the merger transactions, the resulting, merged investment adviser was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Management & Research Company LLC".

Broker-dealer Fidelity Distributors Corporation merged with and into Fidelity Investments Institutional Services Company, Inc. ("FIISC"). FIISC was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Distributors Company LLC".

Fidelity Investments Institutional Operations Company, Inc. converted from a Massachusetts corporation to a Massachusetts LLC, and changed its name to "Fidelity Investments Institutional Operations Company LLC".

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2020 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$134,498,234
Gross unrealized depreciation	(47,599,718)
Net unrealized appreciation (depreciation)	$86,898,516
Tax cost	$717,345,974

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
VIP Emerging Markets Portfolio	412,973,624	176,317,828

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .55% of the Fund's average net assets and an annualized group fee rate that averaged .23% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .78% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services, were as follows:

Service Class	$37,729
Service Class 2	57,526
$95,255

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class pays a fee for transfer agent services, typesetting and printing and mailing of shareholder reports, excluding mailing of proxy statements. Effective February 1, 2020, the Board approved to change the fee from .145% to .142% for Investor Class, and from .065% to .064% for all other classes. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Initial Class	$85,058.06
Service Class	23,987.06
Service Class 2	14,516.06
Investor Class	135,510.14
	$259,071

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
VIP Emerging Markets Portfolio	.05

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
VIP Emerging Markets Portfolio	$1,300

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Amount
VIP Emerging Markets Portfolio	$659

During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. For equity securities, lending agents are used, including National Financial Services (NFS), an affiliate of the Fund. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of daily lending revenue, for its services as lending agent. The Fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Total fees paid by the Fund to NFS, as lending agent, amounted to $3. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. During the period, there were no securities loaned to NFS.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $57,259 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $537.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $1,103.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2020	Year ended December 31, 2019
Distributions to shareholders
Initial Class	$24,825,132	$4,027,524
Service Class	3,277,532	499,424
Service Class 2	4,431,570	593,613
Investor Class	18,980,020	2,974,942
Total	$51,514,254	$8,095,503

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2020	Year ended December 31, 2019	Six months ended June 30, 2020	Year ended December 31, 2019
Initial Class
Shares sold	9,275,514	9,172,451	$98,216,933	$106,932,333
Reinvestment of distributions	2,187,236	339,875	24,825,132	4,027,524
Shares redeemed	(3,683,263)	(3,940,236)	(38,750,809)	(45,648,524)
Net increase (decrease)	7,779,487	5,572,090	$84,291,256	$65,311,333
Service Class
Shares sold	17,605,269	1,590,421	$179,763,054	$18,219,839
Reinvestment of distributions	288,261	42,074	3,277,532	499,424
Shares redeemed	(756,666)	(504,702)	(7,741,349)	(5,852,722)
Net increase (decrease)	17,136,864	1,127,793	$175,299,237	$12,866,541
Service Class 2
Shares sold	1,230,557	2,743,759	$13,213,390	$31,855,529
Reinvestment of distributions	390,447	50,052	4,431,569	593,613
Shares redeemed	(697,197)	(1,073,492)	(7,261,359)	(12,468,852)
Net increase (decrease)	923,807	1,720,319	$10,383,600	$19,980,290
Investor Class
Shares sold	3,673,939	4,935,342	$39,770,286	$56,654,758
Reinvestment of distributions	1,679,648	252,114	18,980,020	2,974,942
Shares redeemed	(2,639,170)	(4,022,148)	(27,071,985)	(46,291,915)
Net increase (decrease)	2,714,417	1,165,308	$31,678,321	$13,337,785

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 12% of the total outstanding shares of the Fund and two otherwise unaffiliated shareholders were the owners of record of 33% of the total outstanding shares of the Fund. In addition, at the end of the period, VIP Freedom 2020 Portfolio was the owner of record of approximately 10% of the total outstanding shares of the Fund. Mutual funds managed by the investment adviser or its affiliates were the owners of record, in the aggregate, of approximately 49% of the total outstanding shares of the Fund.

13. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2020 to June 30, 2020).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2020	Ending Account Value June 30, 2020	Expenses Paid During Period-B January 1, 2020 to June 30, 2020
Initial Class	.94%
Actual		$1,000.00	$955.40	$4.57
Hypothetical-C		$1,000.00	$1,020.19	$4.72
Service Class	1.03%
Actual		$1,000.00	$955.40	$5.01
Hypothetical-C		$1,000.00	$1,019.74	$5.17
Service Class 2	1.19%
Actual		$1,000.00	$954.50	$5.78
Hypothetical-C		$1,000.00	$1,018.95	$5.97
Investor Class	1.01%
Actual		$1,000.00	$955.10	$4.91
Hypothetical-C		$1,000.00	$1,019.84	$5.07

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

VIP Emerging Markets Portfolio

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its January 2020 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

The Board noted that it and the boards of certain other Fidelity funds had formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain target date funds and index funds; (vii) lowering expense caps for certain existing funds and classes, and converting certain voluntary expense caps to contractual caps, to reduce expenses borne by shareholders; (viii) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (ix) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (x) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The Board noted that there were portfolio management changes for the fund in February 2019 and October 2019. The Board will continue to monitor closely the fund's performance, taking into account the portfolio management changes.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and a peer group of funds with similar objectives (peer group), if any. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods ended June 30, 2019, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe.

VIP Emerging Markets Portfolio

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods ended June 30 (December 31 for periods prior to 2018) shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board.

VIP Emerging Markets Portfolio

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended June 30, 2019.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

The Board also noted that, in 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of Initial Class ranked below the competitive median for the 12-month period ended June 30, 2019 and the total expense ratio of each of Investor Class, Service Class, and Service Class 2 ranked above the competitive median for the 12-month period ended June 30, 2019. The Board considered that, in general, various factors can affect total expense ratios. The Board also noted that the total expense ratio of the Investor Class was above the competitive median primarily because of relatively higher transfer agent fees due to low asset levels. The Board noted that the total expense ratio of each of Service Class and Service Class 2 was above the competitive median because of its 12b-1 fees and that excluding 12b-1 fees of both the class and the competitor classes, the total expense ratio of Service Class and Service Class 2 ranked below the median. The Board noted that the fund offers multiple classes, each of which has a different 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses. The Board considered that a joint ad hoc committee created by it and the boards of other Fidelity funds had recently been established, and met periodically, to evaluate potential fall-out benefits (PFOB Committee). The Board noted that the PFOB Committee, among other things: (i) discussed the legal framework surrounding potential fall-out benefits; (ii) reviewed the Board's responsibilities and approach to potential fall-out benefits; and (iii) reviewed practices employed by competitor funds regarding the review of potential fall-out benefits.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund, including the conclusions of the PFOB Committee, and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total "group assets" increase, and for higher group fee rates as total "group assets" decrease ("group assets" as defined in the management contract). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as "group assets" increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) consideration of performance fees for additional funds; (iii) changes in Fidelity's non-fund businesses and the impact of such changes on the funds; (iv) metrics for evaluating index fund and ETF performance and information about ETF trading characteristics; (v) the methodology with respect to evaluating competitive fund data and peer group classifications and fee comparisons; (vi) the expense structures for different funds and classes; (vii) information regarding other accounts managed by Fidelity, including collective investment trusts and separately managed accounts; and (viii) Fidelity's philosophies and strategies for evaluating funds and classes with lower or declining asset levels.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2018 through November 30, 2019. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

Proxy Voting Results

A special meeting of shareholders was held on June 9, 2020. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1

To elect a Board of Trustees.

	# of Votes	% of Votes
Dennis J. Dirks
Affirmative	21,597,050,616.024	95.502
Withheld	1,017,240,628.578	4.498
TOTAL	22,614,291,244.601	100.000
Donald F. Donahue
Affirmative	21,605,904,576.366	95.541
Withheld	1,008,386,668.235	4.459
TOTAL	22,614,291,244.601	100.000
Bettina Doulton
Affirmative	21,645,998,598.109	95.718
Withheld	968,292,646.493	4.282
TOTAL	22,614,291,244.601	100.000
Vicki L. Fuller
Affirmative	21,660,928,063.243	95.784
Withheld	953,363,181.358	4.216
TOTAL	22,614,291,244.601	100.000
Patricia L. Kampling
Affirmative	21,663,944,422.383	95.798
Withheld	950,346,822.218	4.202
TOTAL	22,614,291,244.601	100.000
Alan J. Lacy
Affirmative	21,569,159,491.891	95.378
Withheld	1,045,131,752.710	4.622
TOTAL	22,614,291,244.601	100.000
Ned C. Lautenbach
Affirmative	21,469,914,492.101	94.940
Withheld	1,144,376,752.501	5.060
TOTAL	22,614,291,244.601	100.000
Robert A. Lawrence
Affirmative	21,583,601,126.100	95.442
Withheld	1,030,690,118.501	4.558
TOTAL	22,614,291,244.601	100.000
Joseph Mauriello
Affirmative	21,551,120,396.219	95.299
Withheld	1,063,170,848.382	4.701
TOTAL	22,614,291,244.601	100.000
Cornelia M. Small
Affirmative	21,592,890,757.027	95.483
Withheld	1,021,400,487.575	4.517
TOTAL	22,614,291,244.601	100.000
Garnett A. Smith
Affirmative	21,519,273,578.917	95.158
Withheld	1,095,017,665.685	4.842
TOTAL	22,614,291,244.601	100.000
David M. Thomas
Affirmative	21,574,034,388.063	95.400
Withheld	1,040,256,856.538	4.600
TOTAL	22,614,291,244.601	100.000
Susan Tomasky
Affirmative	21,607,546,330.771	95.548
Withheld	1,006,744,913.831	4.452
TOTAL	22,614,291,244.601	100.000
Michael E. Wiley
Affirmative	21,549,685,089.255	95.292
Withheld	1,064,606,155.346	4.708
TOTAL	22,614,291,244.601	100.000

PROPOSAL 2

To convert a fundamental investment policy to a non-fundamental investment policy.

	# of Votes	% of Votes
Affirmative	370,517,913.061	81.479
Against	29,587,350.344	6.506
Abstain	54,632,871.636	12.014
Broker Non-Vote	0.00	0.00
TOTAL	454,738,135.041	100.000
Proposal 1 reflects trust wide proposal and voting results.

VIPEM-SANN-0820
1.858138.112

Fidelity® Variable Insurance Products:

Total Market Index Portfolio

Extended Market Index Portfolio

International Index Portfolio

Semi-Annual Report

June 30, 2020

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, and if your insurance carrier elects to participate, you may not be receiving paper copies of the Fund’s shareholder reports from the insurance company that offers your variable insurance product unless you specifically request paper copies from your financial professional or the administrator of your variable insurance product. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically, by contacting your financial professional or the administrator of your variable insurance product. If you own a Fidelity-administered variable insurance product, please visit fidelity.com/mailpreferences to make your election or call 1-800-343-3548.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial professional or the administrator of your variable insurance product. If you own a Fidelity-administered variable insurance product, please visit fidelity.com/mailpreferences to make your election or call 1-800-343-3548. Your election to receive reports in paper will apply to all funds available under your variable insurance product.

Contents

Note to Shareholders
VIP Total Market Index Portfolio
Investment Summary
Schedule of Investments
Financial Statements
VIP Extended Market Index Portfolio
Investment Summary
Schedule of Investments
Financial Statements
VIP International Index Portfolio
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees
Liquidity Risk Management Program
Proxy Voting Results

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

VIP Total Market Index Portfolio

Investment Summary (Unaudited)

Top Ten Stocks as of June 30, 2020

% of fund's net assets
Microsoft Corp.	4.9
Apple, Inc.	4.8
Amazon.com, Inc.	3.7
Facebook, Inc. Class A	1.7
Alphabet, Inc. Class A	1.4
Alphabet, Inc. Class C	1.3
Johnson & Johnson	1.2
Berkshire Hathaway, Inc. Class B	1.1
Visa, Inc. Class A	1.0
Procter & Gamble Co.	0.9
22.0

Top Market Sectors as of June 30, 2020

% of fund's net assets
Information Technology	25.7
Health Care	14.3
Consumer Discretionary	10.9
Financials	10.2
Communication Services	9.6
Industrials	8.3
Consumer Staples	6.1
Real Estate	3.5
Utilities	2.9
Materials	2.6

Asset Allocation (% of fund's net assets)

As of June 30, 2020*
Stocks and Equity Futures	100.1%
Short-Term Investments and Net Other Assets (Liabilities)**	(0.1)%

 * Foreign investments - 3.3%

 ** Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

VIP Total Market Index Portfolio

Schedule of Investments June 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.6%
	Shares	Value
COMMUNICATION SERVICES - 9.6%
Diversified Telecommunication Services - 1.6%
AT&T, Inc.	41,766	$1,262,586
ATN International, Inc.	60	3,634
Bandwidth, Inc. (a)(b)	116	14,732
CenturyLink, Inc.	5,815	58,324
Cincinnati Bell, Inc. (a)	298	4,425
Cogent Communications Group, Inc.	236	18,257
Consolidated Communications Holdings, Inc. (a)	465	3,148
GCI Liberty, Inc. (a)	566	40,254
Iridium Communications, Inc. (a)	561	14,272
Liberty Global PLC:
Class A (a)	819	17,903
Class C (a)	2,467	53,065
Liberty Latin America Ltd.:
Class A (a)	578	5,618
Class C (a)	466	4,399
ORBCOMM, Inc. (a)	369	1,421
PDVWireless, Inc. (a)	69	3,128
Verizon Communications, Inc.	24,208	1,334,587
Vonage Holdings Corp. (a)(b)	1,308	13,158
		2,852,911
Entertainment - 1.8%
Activision Blizzard, Inc.	4,479	339,956
AMC Entertainment Holdings, Inc. Class A (b)	313	1,343
Cinemark Holdings, Inc. (b)	599	6,918
Electronic Arts, Inc. (a)	1,703	224,881
Glu Mobile, Inc. (a)	966	8,955
Lions Gate Entertainment Corp.:
Class A (a)(b)	517	3,831
Class B (a)	422	2,882
Live Nation Entertainment, Inc. (a)	811	35,952
Madison Square Garden Entertainment Corp. (a)	93	6,975
Marcus Corp.	132	1,752
Netflix, Inc. (a)	2,578	1,173,093
Roku, Inc. Class A (a)(b)	536	62,460
Rosetta Stone, Inc. (a)	154	2,596
Sciplay Corp. (A Shares) (a)	97	1,439
Take-Two Interactive Software, Inc. (a)	663	92,535
The Madison Square Garden Co. (a)	108	15,864
The Walt Disney Co.	10,595	1,181,448
World Wrestling Entertainment, Inc. Class A	269	11,688
Zynga, Inc. (a)	5,626	53,672
		3,228,240
Interactive Media & Services - 4.7%
Alphabet, Inc.:
Class A (a)	1,745	2,474,497
Class C (a)	1,726	2,439,891
ANGI Homeservices, Inc. Class A (a)(b)	396	4,811
CarGurus, Inc. Class A (a)	403	10,216
Cars.com, Inc. (a)	357	2,056
Eventbrite, Inc. (a)	205	1,757
EverQuote, Inc. Class A (a)	60	3,490
Facebook, Inc. Class A (a)	14,094	3,200,325
IAC/InterActiveCorp (a)	426	137,768
Liberty TripAdvisor Holdings, Inc. (a)	472	1,005
Match Group, Inc. (a)(b)	344	36,825
MeetMe, Inc. (a)	423	2,640
Pinterest, Inc. Class A (a)(b)	635	14,078
QuinStreet, Inc. (a)	260	2,720
Snap, Inc. Class A (a)(b)	4,837	113,621
TripAdvisor, Inc.	611	11,615
TrueCar, Inc. (a)	447	1,153
Twitter, Inc. (a)	4,569	136,111
Yelp, Inc. (a)	361	8,350
Zillow Group, Inc.:
Class A (a)	257	14,772
Class C (a)(b)	781	44,993
		8,662,694
Media - 1.3%
Altice U.S.A., Inc. Class A (a)	1,634	36,830
AMC Networks, Inc. Class A (a)	240	5,614
Cable One, Inc.	31	55,020
Cardlytics, Inc. (a)	112	7,838
Central European Media Enterprises Ltd. Class A (a)	507	1,795
Charter Communications, Inc. Class A (a)	879	448,325
Clear Channel Outdoor Holdings, Inc. (a)	2,016	2,097
Comcast Corp. Class A	26,691	1,040,415
comScore, Inc. (a)	171	530
Cumulus Media, Inc. (a)	82	324
Discovery Communications, Inc.:
Class A (a)(b)	1,022	21,564
Class C (non-vtg.) (a)	1,757	33,840
DISH Network Corp. Class A (a)	1,540	53,145
E.W. Scripps Co. Class A	311	2,721
Entercom Communications Corp. Class A (b)	662	914
Fox Corp.:
Class A	1,922	51,548
Class B	1,023	27,457
Gannett Co., Inc. (b)	697	962
Gray Television, Inc. (a)	482	6,724
Interpublic Group of Companies, Inc.	2,366	40,601
John Wiley & Sons, Inc. Class A	256	9,984
Liberty Broadband Corp.:
Class A (a)	185	22,605
Class C (a)	852	105,614
Liberty Media Corp.:
Liberty Braves Class A (a)	90	1,807
Liberty Braves Class C (a)	158	3,119
Liberty Formula One Group Series C (a)	1,070	33,930
Liberty Media Class A (a)	269	7,849
Liberty SiriusXM Series A (a)	523	18,054
Liberty SiriusXM Series C (a)	980	33,761
Loral Space & Communications Ltd.	65	1,269
Meredith Corp. (b)	239	3,477
MSG Network, Inc. Class A (a)(b)	265	2,637
National CineMedia, Inc. (b)	349	1,037
News Corp.:
Class A	2,162	25,641
Class B	911	10,886
Nexstar Broadcasting Group, Inc. Class A	261	21,843
Omnicom Group, Inc.	1,298	70,871
Scholastic Corp.	175	5,240
Sinclair Broadcast Group, Inc. Class A (b)	378	6,978
Sirius XM Holdings, Inc.	8,138	47,770
TechTarget, Inc. (a)	125	3,754
Tegna, Inc.	1,215	13,535
The New York Times Co. Class A (b)	815	34,254
ViacomCBS, Inc. Class B	3,197	74,554
WideOpenWest, Inc. (a)	125	659
		2,399,392
Wireless Telecommunication Services - 0.2%
Boingo Wireless, Inc. (a)(b)	254	3,383
Gogo, Inc. (a)(b)	293	926
NII Holdings, Inc. (a)(c)	363	788
Shenandoah Telecommunications Co.	264	13,013
T-Mobile U.S., Inc.	3,339	347,757
T-Mobile U.S., Inc. rights 7/28/20 (a)	113	19
Telephone & Data Systems, Inc.	542	10,775
U.S. Cellular Corp. (a)	93	2,871
		379,532

TOTAL COMMUNICATION SERVICES		17,522,769

CONSUMER DISCRETIONARY - 10.9%
Auto Components - 0.2%
Adient PLC (a)	479	7,865
American Axle & Manufacturing Holdings, Inc. (a)	577	4,385
Aptiv PLC	1,570	122,334
Autoliv, Inc.	446	28,771
BorgWarner, Inc.	1,260	44,478
Cooper Tire & Rubber Co.	281	7,758
Cooper-Standard Holding, Inc. (a)	75	994
Dana, Inc.	823	10,032
Delphi Technologies PLC (a)	470	6,679
Dorman Products, Inc. (a)(b)	166	11,134
Fox Factory Holding Corp. (a)	218	18,009
Garrett Motion, Inc. (a)	455	2,521
Gentex Corp.	1,437	37,031
Gentherm, Inc. (a)	193	7,508
LCI Industries	143	16,442
Lear Corp.	314	34,232
Modine Manufacturing Co. (a)	291	1,606
Motorcar Parts of America, Inc. (a)(b)	103	1,820
Standard Motor Products, Inc.	111	4,573
Stoneridge, Inc. (a)	160	3,306
Tenneco, Inc. (a)(b)	284	2,147
The Goodyear Tire & Rubber Co.	1,295	11,584
Veoneer, Inc. (a)(b)	574	6,136
Visteon Corp. (a)(b)	155	10,618
Workhorse Group, Inc. (a)(b)	301	5,234
		407,197
Automobiles - 0.7%
Ford Motor Co.	22,986	139,755
General Motors Co.	7,368	186,410
Harley-Davidson, Inc.	912	21,678
Tesla, Inc. (a)(b)	858	926,477
Thor Industries, Inc. (b)	339	36,114
Winnebago Industries, Inc.	191	12,724
		1,323,158
Distributors - 0.1%
Core-Mark Holding Co., Inc.	294	7,337
Funko, Inc. (a)	54	313
Genuine Parts Co.	851	74,003
LKQ Corp. (a)	1,754	45,955
Pool Corp.	231	62,802
		190,410
Diversified Consumer Services - 0.2%
Adtalem Global Education, Inc. (a)	300	9,345
American Public Education, Inc. (a)	50	1,480
Bright Horizons Family Solutions, Inc. (a)	343	40,200
Career Education Corp. (a)	372	5,926
Carriage Services, Inc.	98	1,776
Chegg, Inc. (a)	697	46,880
Collectors Universe, Inc.	41	1,405
Frontdoor, Inc. (a)	544	24,116
Graham Holdings Co.	25	8,567
Grand Canyon Education, Inc. (a)	293	26,525
H&R Block, Inc.	1,167	16,665
Houghton Mifflin Harcourt Co. (a)	618	1,119
K12, Inc. (a)(b)	194	5,285
Laureate Education, Inc. Class A (a)	619	6,168
OneSpaWorld Holdings Ltd. (b)	183	873
Regis Corp. (a)(b)	157	1,284
Select Interior Concepts, Inc. (a)	123	431
Service Corp. International	1,084	42,157
ServiceMaster Global Holdings, Inc. (a)	774	27,624
Strategic Education, Inc.	124	19,053
Weight Watchers International, Inc. (a)	263	6,675
		293,554
Hotels, Restaurants & Leisure - 1.6%
ARAMARK Holdings Corp.	1,433	32,343
Biglari Holdings, Inc. (a)	9	621
BJ's Restaurants, Inc.	99	2,073
Bloomin' Brands, Inc. (b)	486	5,181
Boyd Gaming Corp.	462	9,656
Brinker International, Inc.	221	5,304
Caesars Entertainment Corp. (a)	3,151	38,222
Carnival Corp. (b)	2,766	45,418
Carrols Restaurant Group, Inc. (a)(b)	157	760
Chipotle Mexican Grill, Inc. (a)	151	158,906
Choice Hotels International, Inc.	180	14,202
Churchill Downs, Inc.	204	27,163
Chuy's Holdings, Inc. (a)	77	1,146
Cracker Barrel Old Country Store, Inc.	135	14,973
Darden Restaurants, Inc.	760	57,585
Dave & Buster's Entertainment, Inc. (b)	360	4,799
Del Taco Restaurants, Inc. (a)	134	795
Denny's Corp. (a)(b)	340	3,434
Dine Brands Global, Inc.	94	3,957
Domino's Pizza, Inc.	227	83,863
Drive Shack, Inc. (a)	474	877
Dunkin' Brands Group, Inc.	488	31,832
El Pollo Loco Holdings, Inc. (a)(b)	141	2,081
Eldorado Resorts, Inc. (a)(b)	488	19,549
Everi Holdings, Inc. (a)(b)	444	2,291
Extended Stay America, Inc. unit	1,256	14,055
Fiesta Restaurant Group, Inc. (a)	169	1,078
Golden Entertainment, Inc. (a)	91	812
Hilton Grand Vacations, Inc. (a)	483	9,443
Hilton Worldwide Holdings, Inc.	1,632	119,870
Hyatt Hotels Corp. Class A	207	10,410
Jack in the Box, Inc. (b)	135	10,002
Las Vegas Sands Corp.	1,997	90,943
Lindblad Expeditions Holdings (a)	126	973
Marriott International, Inc. Class A	1,598	136,997
Marriott Vacations Worldwide Corp.	212	17,429
McDonald's Corp.	4,362	804,658
MGM Mirage, Inc.	2,906	48,821
Monarch Casino & Resort, Inc. (a)	73	2,488
Noodles & Co. (a)	147	889
Norwegian Cruise Line Holdings Ltd. (a)(b)	1,452	23,856
Papa John's International, Inc.	120	9,529
Penn National Gaming, Inc. (a)	734	22,416
Planet Fitness, Inc. (a)	463	28,044
Playa Hotels & Resorts NV (a)(b)	349	1,263
PlayAGS, Inc. (a)	179	605
Red Robin Gourmet Burgers, Inc. (a)	84	857
Red Rock Resorts, Inc.	399	4,353
Royal Caribbean Cruises Ltd. (b)	975	49,043
Ruth's Hospitality Group, Inc.	153	1,248
Scientific Games Corp. Class A (a)(b)	325	5,025
SeaWorld Entertainment, Inc. (a)(b)	227	3,362
Shake Shack, Inc. Class A (a)(b)	237	12,556
Six Flags Entertainment Corp.	445	8,548
Starbucks Corp.	6,859	504,754
Texas Roadhouse, Inc. Class A	370	19,451
The Cheesecake Factory, Inc. (b)	241	5,524
Twin River Worldwide Holdings, Inc.	127	2,831
Vail Resorts, Inc.	240	43,716
Wendy's Co.	1,034	22,521
Wingstop, Inc.	169	23,486
Wyndham Destinations, Inc.	512	14,428
Wyndham Hotels & Resorts, Inc.	540	23,015
Wynn Resorts Ltd.	582	43,353
Yum! Brands, Inc.	1,779	154,613
		2,864,296
Household Durables - 0.4%
Beazer Homes U.S.A., Inc. (a)	145	1,460
Cavco Industries, Inc. (a)	48	9,257
Century Communities, Inc. (a)(b)	170	5,212
D.R. Horton, Inc.	1,935	107,296
Ethan Allen Interiors, Inc.	165	1,952
Garmin Ltd.	856	83,460
GoPro, Inc. Class A (a)(b)	725	3,451
Helen of Troy Ltd. (a)	158	29,792
Hooker Furniture Corp.	58	1,128
Installed Building Products, Inc. (a)	127	8,735
iRobot Corp. (a)(b)	165	13,844
KB Home	569	17,457
La-Z-Boy, Inc.	273	7,387
Leggett & Platt, Inc.	751	26,398
Lennar Corp.:
Class A	1,447	89,164
Class B	315	14,518
LGI Homes, Inc. (a)(b)	146	12,852
Lovesac (a)	35	918
M.D.C. Holdings, Inc.	289	10,317
M/I Homes, Inc. (a)	168	5,786
Meritage Homes Corp. (a)	203	15,452
Mohawk Industries, Inc. (a)	342	34,802
Newell Brands, Inc.	2,203	34,984
NVR, Inc. (a)	20	65,175
PulteGroup, Inc.	1,542	52,474
Skyline Champion Corp. (a)	281	6,840
Sonos, Inc. (a)	360	5,267
Taylor Morrison Home Corp. (a)	748	14,429
Tempur Sealy International, Inc. (a)	257	18,491
Toll Brothers, Inc.	683	22,259
TopBuild Corp. (a)	191	21,730
TRI Pointe Homes, Inc. (a)	807	11,855
Tupperware Brands Corp. (b)	271	1,287
Turtle Beach Corp. (a)	50	736
Universal Electronics, Inc. (a)	89	4,167
Whirlpool Corp.	365	47,278
Zagg, Inc. (a)(b)	132	414
		808,024
Internet & Direct Marketing Retail - 4.2%
1-800-FLOWERS.com, Inc. Class A (a)(b)	123	2,462
Amazon.com, Inc. (a)	2,455	6,772,903
Chewy, Inc. (b)	302	13,496
Duluth Holdings, Inc. (a)	23	170
eBay, Inc.	3,880	203,506
Etsy, Inc. (a)	710	75,423
Expedia, Inc.	798	65,596
Groupon, Inc. (a)(b)	138	2,501
GrubHub, Inc. (a)	567	39,860
Lands' End, Inc. (a)	91	732
Liberty Interactive Corp. QVC Group Series A (a)	2,189	20,796
Overstock.com, Inc. (a)(b)	209	5,942
PetMed Express, Inc. (b)	125	4,455
Quotient Technology, Inc. (a)	413	3,023
Revolve Group, Inc.	76	1,129
Shutterstock, Inc.	105	3,672
Stamps.com, Inc. (a)	98	18,002
Stitch Fix, Inc. (a)(b)	137	3,417
The Booking Holdings, Inc. (a)	241	383,754
The RealReal, Inc.	87	1,113
The Rubicon Project, Inc. (a)	537	3,582
Wayfair LLC Class A (a)(b)	398	78,649
		7,704,183
Leisure Products - 0.1%
Acushnet Holdings Corp.	211	7,341
Brunswick Corp.	468	29,957
Callaway Golf Co.	530	9,280
Clarus Corp.	89	1,031
Hasbro, Inc.	747	55,988
Johnson Outdoors, Inc. Class A	38	3,459
Malibu Boats, Inc. Class A (a)	116	6,026
Mattel, Inc. (a)(b)	1,965	19,002
MCBC Holdings, Inc. (a)	87	1,657
Polaris, Inc.	330	30,542
Smith & Wesson Brands, Inc. (a)	268	5,767
Sturm, Ruger & Co., Inc.	97	7,372
Vista Outdoor, Inc. (a)	373	5,390
YETI Holdings, Inc. (a)(b)	438	18,716
		201,528
Multiline Retail - 0.5%
Big Lots, Inc. (b)	218	9,156
Dillard's, Inc. Class A	56	1,444
Dollar General Corp.	1,468	279,669
Dollar Tree, Inc. (a)	1,384	128,269
Kohl's Corp.	887	18,423
Macy's, Inc. (b)	1,753	12,061
Nordstrom, Inc. (b)	602	9,325
Ollie's Bargain Outlet Holdings, Inc. (a)	340	33,201
Target Corp.	2,929	351,275
		842,823
Specialty Retail - 2.2%
Aaron's, Inc. Class A	384	17,434
Abercrombie & Fitch Co. Class A (b)	335	3,564
Advance Auto Parts, Inc.	411	58,547
America's Car Mart, Inc. (a)	36	3,163
American Eagle Outfitters, Inc.	898	9,788
Asbury Automotive Group, Inc. (a)	112	8,661
At Home Group, Inc. (a)(b)	271	1,759
AutoNation, Inc. (a)	325	12,214
AutoZone, Inc. (a)	137	154,552
Barnes & Noble Education, Inc. (a)	142	227
Bed Bath & Beyond, Inc. (b)	717	7,600
Best Buy Co., Inc.	1,340	116,942
Boot Barn Holdings, Inc. (a)(b)	174	3,751
Burlington Stores, Inc. (a)	392	77,197
Caleres, Inc.	215	1,793
Camping World Holdings, Inc. (b)	214	5,812
CarMax, Inc. (a)(b)	974	87,222
Carvana Co. Class A (a)(b)	322	38,704
Chico's FAS, Inc.	634	875
Citi Trends, Inc.	43	869
Conn's, Inc. (a)(b)	140	1,413
Dick's Sporting Goods, Inc.	430	17,742
DSW, Inc. Class A (b)	284	1,923
Express, Inc. (a)(b)	301	464
Five Below, Inc. (a)	345	36,884
Floor & Decor Holdings, Inc. Class A (a)	447	25,770
Foot Locker, Inc.	601	17,525
GameStop Corp. Class A (a)(b)	448	1,944
Gap, Inc.	1,183	14,929
Genesco, Inc. (a)	81	1,754
Group 1 Automotive, Inc.	97	6,399
Guess?, Inc. (b)	242	2,340
Haverty Furniture Companies, Inc.	126	2,016
Hibbett Sports, Inc. (a)	99	2,073
L Brands, Inc.	1,322	19,790
Lithia Motors, Inc. Class A (sub. vtg.)	131	19,824
Lowe's Companies, Inc.	4,422	597,501
Lumber Liquidators Holdings, Inc. (a)(b)	132	1,830
MarineMax, Inc. (a)	123	2,754
Michaels Companies, Inc. (a)(b)	468	3,309
Monro, Inc. (b)	185	10,164
Murphy U.S.A., Inc. (a)	164	18,465
National Vision Holdings, Inc. (a)(b)	445	13,581
O'Reilly Automotive, Inc. (a)	435	183,426
Office Depot, Inc.	2,983	7,010
Party City Holdco, Inc. (a)(b)	234	349
Penske Automotive Group, Inc. (b)	186	7,200
Rent-A-Center, Inc.	277	7,706
RH (a)	105	26,135
Ross Stores, Inc.	2,084	177,640
Sally Beauty Holdings, Inc. (a)	684	8,571
Shoe Carnival, Inc.	52	1,522
Signet Jewelers Ltd. (b)	313	3,215
Sleep Number Corp. (a)(b)	156	6,496
Sonic Automotive, Inc. Class A (sub. vtg.) (b)	150	4,787
Sportsman's Warehouse Holdings, Inc. (a)	280	3,990
Tailored Brands, Inc. (b)	207	194
The Buckle, Inc. (b)	170	2,666
The Cato Corp. Class A (sub. vtg.)	98	802
The Children's Place Retail Stores, Inc.	84	3,143
The Home Depot, Inc.	6,298	1,577,712
Tiffany & Co., Inc.	628	76,578
Tilly's, Inc.	106	601
TJX Companies, Inc.	7,023	355,083
Tractor Supply Co.	672	88,563
Ulta Beauty, Inc. (a)	337	68,553
Urban Outfitters, Inc. (a)(b)	392	5,966
Williams-Sonoma, Inc.	476	39,037
Winmark Corp.	13	2,226
Zumiez, Inc. (a)	106	2,902
		4,093,141
Textiles, Apparel & Luxury Goods - 0.7%
Capri Holdings Ltd. (a)	842	13,160
Carter's, Inc.	259	20,901
Columbia Sportswear Co. (b)	168	13,537
Crocs, Inc. (a)	397	14,618
Deckers Outdoor Corp. (a)	174	34,172
Fossil Group, Inc. (a)(b)	213	990
G-III Apparel Group Ltd. (a)(b)	247	3,283
Hanesbrands, Inc.	2,048	23,122
Kontoor Brands, Inc.	265	4,720
Levi Strauss & Co. Class A (b)	235	3,149
lululemon athletica, Inc. (a)	671	209,359
Movado Group, Inc.	67	726
NIKE, Inc. Class B	7,259	711,745
Oxford Industries, Inc.	92	4,049
PVH Corp.	420	20,181
Ralph Lauren Corp.	282	20,451
Rocky Brands, Inc.	37	761
Samsonite International SA (d)	8,100	8,152
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	756	23,723
Steven Madden Ltd.	442	10,913
Tapestry, Inc.	1,593	21,155
Under Armour, Inc.:
Class A (sub. vtg.) (a)	1,133	11,035
Class C (non-vtg.) (a)	1,035	9,149
Unifi, Inc. (a)	101	1,301
Vera Bradley, Inc. (a)	105	466
VF Corp.	1,876	114,323
Wolverine World Wide, Inc.	457	10,881
		1,310,022

TOTAL CONSUMER DISCRETIONARY		20,038,336

CONSUMER STAPLES - 6.1%
Beverages - 1.4%
Boston Beer Co., Inc. Class A (a)	58	31,126
Brown-Forman Corp. Class B (non-vtg.)	1,070	68,116
Coca-Cola Bottling Co. Consolidated	28	6,417
Constellation Brands, Inc. Class A (sub. vtg.)	981	171,626
Craft Brew Alliance, Inc. (a)	65	1,000
Keurig Dr. Pepper, Inc.	1,968	55,891
MGP Ingredients, Inc.	87	3,193
Molson Coors Beverage Co. Class B	1,117	38,380
Monster Beverage Corp. (a)	2,193	152,019
National Beverage Corp. (a)	76	4,638
New Age Beverages Corp. (a)(b)	451	690
PepsiCo, Inc.	8,123	1,074,348
The Coca-Cola Co.	22,658	1,012,359
		2,619,803
Food & Staples Retailing - 1.3%
Andersons, Inc.	188	2,587
BJ's Wholesale Club Holdings, Inc. (a)	692	25,791
Casey's General Stores, Inc.	218	32,595
Chefs' Warehouse Holdings (a)	153	2,078
Costco Wholesale Corp.	2,581	782,585
Grocery Outlet Holding Corp.	397	16,198
Ingles Markets, Inc. Class A	105	4,522
Kroger Co.	4,594	155,507
Performance Food Group Co. (a)	770	22,438
PriceSmart, Inc.	140	8,446
Rite Aid Corp. (a)(b)	320	5,459
SpartanNash Co.	212	4,505
Sprouts Farmers Market LLC (a)	651	16,659
Sysco Corp.	2,981	162,941
U.S. Foods Holding Corp. (a)	1,236	24,374
United Natural Foods, Inc. (a)(b)	237	4,316
Walgreens Boots Alliance, Inc.	4,307	182,574
Walmart, Inc.	8,281	991,898
Weis Markets, Inc.	100	5,012
		2,450,485
Food Products - 1.1%
Archer Daniels Midland Co.	3,264	130,234
B&G Foods, Inc. Class A (b)	352	8,582
Beyond Meat, Inc. (a)	63	8,441
Bunge Ltd.	865	35,577
Cal-Maine Foods, Inc. (a)	181	8,051
Calavo Growers, Inc.	92	5,788
Campbell Soup Co.	987	48,985
Conagra Brands, Inc.	2,839	99,848
Darling Ingredients, Inc. (a)	940	23,143
Farmer Brothers Co. (a)	69	506
Flowers Foods, Inc.	1,086	24,283
Fresh Del Monte Produce, Inc.	185	4,555
Freshpet, Inc. (a)	204	17,067
General Mills, Inc.	3,517	216,823
Hormel Foods Corp.	1,612	77,811
Hostess Brands, Inc. Class A (a)	679	8,297
Ingredion, Inc.	413	34,279
J&J Snack Foods Corp.	84	10,679
John B. Sanfilippo & Son, Inc.	54	4,608
Kellogg Co.	1,449	95,721
Lamb Weston Holdings, Inc.	861	55,044
Lancaster Colony Corp.	114	17,669
Landec Corp. (a)	164	1,305
McCormick & Co., Inc. (non-vtg.)	721	129,355
Mondelez International, Inc.	8,374	428,163
Pilgrim's Pride Corp. (a)	312	5,270
Post Holdings, Inc. (a)	387	33,909
Sanderson Farms, Inc.	112	12,980
Seaboard Corp.	2	5,868
The Hain Celestial Group, Inc. (a)	452	14,243
The Hershey Co.	864	111,992
The J.M. Smucker Co.	666	70,469
The Kraft Heinz Co.	3,632	115,824
The Simply Good Foods Co. (a)	464	8,621
Tootsie Roll Industries, Inc.	96	3,290
TreeHouse Foods, Inc. (a)	317	13,885
Tyson Foods, Inc. Class A	1,724	102,940
		1,994,105
Household Products - 1.5%
Central Garden & Pet Co. (a)	95	3,419
Central Garden & Pet Co. Class A (non-vtg.) (a)	198	6,690
Church & Dwight Co., Inc.	1,433	110,771
Clorox Co.	732	160,579
Colgate-Palmolive Co.	4,991	365,641
Energizer Holdings, Inc. (b)	365	17,334
Kimberly-Clark Corp.	1,996	282,135
Procter & Gamble Co.	14,494	1,733,048
Spectrum Brands Holdings, Inc.	247	11,337
WD-40 Co.	78	15,467
		2,706,421
Personal Products - 0.2%
Coty, Inc. Class A	1,674	7,483
Edgewell Personal Care Co. (a)	318	9,909
elf Beauty, Inc. (a)(b)	136	2,594
Estee Lauder Companies, Inc. Class A	1,324	249,812
Herbalife Nutrition Ltd. (a)	524	23,570
Inter Parfums, Inc.	102	4,911
LifeVantage Corp. (a)	64	865
MediFast, Inc.	62	8,604
Nu Skin Enterprises, Inc. Class A	321	12,272
USANA Health Sciences, Inc. (a)	73	5,360
		325,380
Tobacco - 0.6%
22nd Century Group, Inc. (a)(b)	530	405
Altria Group, Inc.	10,891	427,472
Philip Morris International, Inc.	9,130	639,648
Turning Point Brands, Inc.	43	1,071
Universal Corp.	133	5,654
Vector Group Ltd.	677	6,811
		1,081,061

TOTAL CONSUMER STAPLES		11,177,255

ENERGY - 2.5%
Energy Equipment & Services - 0.2%
Archrock, Inc.	729	4,731
Baker Hughes Co. Class A	3,843	59,144
Cactus, Inc.	269	5,549
Championx Corp. (a)	1,083	10,570
Core Laboratories NV (b)	252	5,121
DMC Global, Inc.	84	2,318
Dril-Quip, Inc. (a)(b)	201	5,988
Exterran Corp. (a)	193	1,040
Forum Energy Technologies, Inc. (a)	281	148
Frank's International NV (a)	595	1,327
Halliburton Co.	5,247	68,106
Helix Energy Solutions Group, Inc. (a)	840	2,915
Helmerich & Payne, Inc.	617	12,038
Liberty Oilfield Services, Inc. Class A (b)	249	1,365
Matrix Service Co. (a)	126	1,225
Nabors Industries Ltd.	40	1,481
National Oilwell Varco, Inc.	2,404	29,449
Newpark Resources, Inc. (a)	424	946
Nextier Oilfield Solutions, Inc. (a)	896	2,195
Noble Corp. (a)(b)	1,230	395
Oceaneering International, Inc. (a)	587	3,751
Oil States International, Inc. (a)	308	1,463
Patterson-UTI Energy, Inc.	1,081	3,751
ProPetro Holding Corp. (a)	427	2,195
RPC, Inc.	224	690
Schlumberger Ltd.	8,181	150,449
SEACOR Holdings, Inc. (a)	93	2,634
Select Energy Services, Inc. Class A (a)	368	1,803
Solaris Oilfield Infrastructure, Inc. Class A	201	1,491
TechnipFMC PLC	2,369	16,204
Tidewater, Inc. (a)	201	1,124
Transocean Ltd. (United States) (a)(b)	3,266	5,977
U.S. Silica Holdings, Inc. (b)	356	1,285
Valaris PLC Class A (a)(b)	1,124	733
		409,601
Oil, Gas & Consumable Fuels - 2.3%
Antero Resources Corp. (a)	959	2,436
Apache Corp.	2,140	28,890
Arch Resources, Inc.	81	2,301
Ardmore Shipping Corp.	189	820
Berry Petroleum Corp.	229	1,106
Bonanza Creek Energy, Inc. (a)	131	1,941
Brigham Minerals, Inc. Class A	173	2,137
Cabot Oil & Gas Corp.	2,390	41,060
California Resources Corp. (a)(b)	224	273
Callon Petroleum Co. (a)	2,280	2,622
Centennial Resource Development, Inc. Class A (a)	1,190	1,059
Cheniere Energy, Inc. (a)	1,366	66,005
Chevron Corp.	10,973	979,121
Cimarex Energy Co.	584	16,054
Clean Energy Fuels Corp. (a)	931	2,067
CNX Resources Corp. (a)	1,015	8,780
Concho Resources, Inc.	1,148	59,122
ConocoPhillips Co.	6,350	266,827
CONSOL Energy, Inc. (a)(b)	113	573
Continental Resources, Inc. (b)	494	8,660
CVR Energy, Inc.	176	3,539
Delek U.S. Holdings, Inc.	422	7,347
Denbury Resources, Inc. (a)(b)	2,769	765
Devon Energy Corp.	2,190	24,835
Diamond S Shipping, Inc. (a)(b)	121	967
Diamondback Energy, Inc.	926	38,725
EOG Resources, Inc.	3,408	172,649
EQT Corp.	1,448	17,231
Equitrans Midstream Corp.	2,475	20,567
Exxon Mobil Corp.	24,883	1,112,768
Falcon Minerals Corp.	216	691
Green Plains, Inc. (b)	229	2,339
Gulfport Energy Corp. (a)	962	1,049
Hess Corp.	1,536	79,580
Highpoint Resources, Inc. (a)	535	158
HollyFrontier Corp.	840	24,528
International Seaways, Inc.	163	2,663
Kinder Morgan, Inc.	11,397	172,892
Kosmos Energy Ltd.	2,038	3,383
Laredo Petroleum, Inc. (a)	49	679
Magnolia Oil & Gas Corp. Class A (a)	550	3,333
Marathon Oil Corp.	4,526	27,699
Marathon Petroleum Corp.	3,807	142,306
Matador Resources Co. (a)(b)	607	5,160
Murphy Oil Corp. (b)	845	11,661
National Energy Services Reunited Corp. (a)(b)	166	1,142
Noble Energy, Inc.	2,705	24,237
Northern Oil & Gas, Inc. (a)(b)	1,343	1,127
Oasis Petroleum, Inc. (a)(b)	1,530	1,148
Occidental Petroleum Corp.	5,241	95,910
ONEOK, Inc.	2,577	85,608
Ovintiv, Inc.	1,472	14,058
Par Pacific Holdings, Inc. (a)	202	1,816
Parsley Energy, Inc. Class A	1,748	18,669
PBF Energy, Inc. Class A	576	5,898
PDC Energy, Inc. (a)	543	6,755
Peabody Energy Corp.	395	1,138
Penn Virginia Corp. (a)	52	496
Phillips 66 Co.	2,560	184,064
Pioneer Natural Resources Co.	978	95,551
QEP Resources, Inc.	1,400	1,806
Range Resources Corp. (b)	1,090	6,137
Renewable Energy Group, Inc. (a)(b)	215	5,328
Rex American Resources Corp. (a)	36	2,497
Ring Energy, Inc. (a)(b)	284	329
SM Energy Co. (b)	616	2,310
Southwestern Energy Co. (a)(b)	2,911	7,452
Talos Energy, Inc. (a)(b)	140	1,288
Targa Resources Corp.	1,316	26,412
Teekay Corp. (a)(b)	419	1,006
Teekay Tankers Ltd. (a)(b)	134	1,718
Tellurian, Inc. (a)(b)	579	666
The Williams Companies, Inc.	7,086	134,776
Valero Energy Corp.	2,401	141,227
W&T Offshore, Inc. (a)(b)	640	1,459
World Fuel Services Corp.	377	9,712
WPX Energy, Inc. (a)	2,356	15,031
		4,266,139

TOTAL ENERGY		4,675,740

FINANCIALS - 10.2%
Banks - 3.6%
1st Source Corp.	76	2,704
Allegiance Bancshares, Inc.	108	2,742
Amalgamated Bank	109	1,378
Ameris Bancorp	369	8,705
Associated Banc-Corp.	904	12,367
Atlantic Capital Bancshares, Inc. (a)	138	1,678
Banc of California, Inc.	253	2,740
BancFirst Corp.	109	4,422
Bancorp, Inc., Delaware (a)	267	2,617
BancorpSouth Bank	541	12,302
Bank of America Corp.	45,827	1,088,391
Bank of Hawaii Corp.	267	16,396
Bank OZK (b)	685	16,077
BankUnited, Inc.	539	10,915
Banner Corp.	213	8,094
Berkshire Hills Bancorp, Inc.	240	2,645
BOK Financial Corp.	180	10,159
Boston Private Financial Holdings, Inc.	506	3,481
Bridge Bancorp, Inc.	102	2,330
Brookline Bancorp, Inc., Delaware	444	4,476
Bryn Mawr Bank Corp.	112	3,098
Byline Bancorp, Inc.	129	1,690
Cadence Bancorp Class A	714	6,326
Camden National Corp.	85	2,936
Carter Bank & Trust	123	993
Cathay General Bancorp	430	11,309
Central Pacific Financial Corp.	160	2,565
CIT Group, Inc.	539	11,173
Citigroup, Inc.	12,257	626,333
Citizens Financial Group, Inc.	2,490	62,848
City Holding Co.	91	5,930
Columbia Banking Systems, Inc.	407	11,536
Comerica, Inc.	827	31,509
Commerce Bancshares, Inc.	584	34,730
Community Bank System, Inc.	317	18,075
Community Trust Bancorp, Inc.	92	3,014
ConnectOne Bancorp, Inc.	190	3,063
Cullen/Frost Bankers, Inc.	323	24,131
Customers Bancorp, Inc. (a)	177	2,128
CVB Financial Corp.	752	14,092
Eagle Bancorp, Inc.	190	6,223
East West Bancorp, Inc.	835	30,260
Enterprise Financial Services Corp.	148	4,606
Equity Bancshares, Inc. (a)	197	3,436
FB Financial Corp.	94	2,328
Fifth Third Bancorp	4,213	81,227
First Bancorp, North Carolina	166	4,163
First Bancorp, Puerto Rico	1,227	6,859
First Bancshares, Inc.	104	2,340
First Busey Corp.	281	5,241
First Citizens Bancshares, Inc.	49	19,846
First Commonwealth Financial Corp.	556	4,604
First Financial Bancorp, Ohio	577	8,015
First Financial Bankshares, Inc. (b)	901	26,030
First Financial Corp., Indiana	76	2,800
First Foundation, Inc.	243	3,971
First Hawaiian, Inc.	740	12,758
First Horizon National Corp.	1,775	17,679
First Interstate Bancsystem, Inc. (b)	200	6,192
First Merchants Corp.	315	8,685
First Midwest Bancorp, Inc., Delaware	642	8,571
First Republic Bank	992	105,142
Flushing Financial Corp.	149	1,716
FNB Corp., Pennsylvania	2,062	15,465
Franklin Financial Network, Inc.	85	2,189
Fulton Financial Corp.	929	9,782
German American Bancorp, Inc.	136	4,230
Glacier Bancorp, Inc.	569	20,080
Great Southern Bancorp, Inc.	185	7,467
Great Western Bancorp, Inc.	312	4,293
Hancock Whitney Corp.	480	10,176
Hanmi Financial Corp.	177	1,719
HarborOne Bancorp, Inc.	308	2,630
Heartland Financial U.S.A., Inc.	186	6,220
Heritage Commerce Corp.	330	2,477
Heritage Financial Corp., Washington	207	4,140
Hilltop Holdings, Inc.	408	7,528
Home Bancshares, Inc.	879	13,519
Hope Bancorp, Inc.	715	6,592
Horizon Bancorp, Inc. Indiana	203	2,170
Huntington Bancshares, Inc.	6,158	55,638
IBERIABANK Corp.	298	13,571
Independent Bank Corp.	127	1,886
Independent Bank Corp., Massachusetts	194	13,015
Independent Bank Group, Inc. (b)	216	8,752
International Bancshares Corp.	322	10,310
Investors Bancorp, Inc.	1,140	9,690
JPMorgan Chase & Co.	17,863	1,680,194
KeyCorp	5,874	71,545
Lakeland Bancorp, Inc.	672	7,681
Lakeland Financial Corp.	143	6,662
Live Oak Bancshares, Inc.	170	2,467
M&T Bank Corp.	755	78,497
Mercantil Bank Holding Corp. Class A (a)(b)	136	2,045
Mercantile Bank Corp.	92	2,079
Midland States Bancorp, Inc.	115	1,719
MidWestOne Financial Group, Inc.	58	1,160
National Bank Holdings Corp.	175	4,725
NBT Bancorp, Inc.	238	7,321
Nicolet Bankshares, Inc. (a)	49	2,685
OceanFirst Financial Corp.	331	5,836
OFG Bancorp	290	3,877
Old National Bancorp, Indiana (b)	971	13,361
Origin Bancorp, Inc.	112	2,464
Pacific Premier Bancorp, Inc.	451	9,778
PacWest Bancorp	681	13,423
Park National Corp.	80	5,630
Peapack-Gladstone Financial Corp.	94	1,761
Peoples Bancorp, Inc.	101	2,149
Peoples United Financial, Inc.	2,594	30,013
Pinnacle Financial Partners, Inc.	403	16,922
PNC Financial Services Group, Inc.	2,504	263,446
Popular, Inc.	555	20,629
Preferred Bank, Los Angeles	76	3,257
Prosperity Bancshares, Inc.	538	31,946
QCR Holdings, Inc.	82	2,557
Regions Financial Corp.	5,574	61,983
Renasant Corp.	323	8,043
S&T Bancorp, Inc.	217	5,089
Sandy Spring Bancorp, Inc.	376	9,317
Seacoast Banking Corp., Florida (a)	291	5,936
ServisFirst Bancshares, Inc.	262	9,369
Signature Bank	334	35,711
Simmons First National Corp. Class A	644	11,019
South State Corp.	402	19,159
Southside Bancshares, Inc.	177	4,906
Sterling Bancorp	1,145	13,419
Stock Yards Bancorp, Inc.	116	4,663
SVB Financial Group (a)	306	65,952
Synovus Financial Corp.	830	17,040
TCF Financial Corp.	875	25,743
Texas Capital Bancshares, Inc. (a)	286	8,829
Tompkins Financial Corp.	67	4,340
TowneBank	362	6,820
Trico Bancshares	149	4,537
TriState Capital Holdings, Inc. (a)	138	2,168
Triumph Bancorp, Inc. (a)	130	3,155
Truist Financial Corp.	7,843	294,505
Trustmark Corp.	363	8,901
U.S. Bancorp	8,085	297,690
UMB Financial Corp.	245	12,630
Umpqua Holdings Corp.	1,228	13,066
Union Bankshares Corp.	455	10,538
United Bankshares, Inc., West Virginia	722	19,971
United Community Bank, Inc.	445	8,953
Univest Corp. of Pennsylvania	161	2,599
Valley National Bancorp	2,211	17,290
Veritex Holdings, Inc.	266	4,708
Washington Trust Bancorp, Inc.	83	2,718
Webster Financial Corp.	521	14,906
Wells Fargo & Co.	21,952	561,971
WesBanco, Inc. (b)	361	7,332
Westamerica Bancorp.	152	8,728
Western Alliance Bancorp.	533	20,185
Wintrust Financial Corp.	324	14,133
Zions Bancorp NA	970	32,980
		6,675,160
Capital Markets - 2.6%
Affiliated Managers Group, Inc.	288	21,473
Ameriprise Financial, Inc.	726	108,929
Artisan Partners Asset Management, Inc.	309	10,043
Assetmark Financial Holdings, Inc. (a)	70	1,910
B. Riley Financial, Inc.	79	1,719
Bank of New York Mellon Corp.	4,740	183,201
BGC Partners, Inc. Class A	1,580	4,329
BlackRock, Inc. Class A	904	491,857
Blucora, Inc. (a)	259	2,958
BrightSphere Investment Group, Inc.	380	4,735
Cboe Global Markets, Inc.	647	60,352
Charles Schwab Corp.	6,668	224,978
CME Group, Inc.	2,088	339,384
Cohen & Steers, Inc.	123	8,370
Cowen Group, Inc. Class A	186	3,015
Diamond Hill Investment Group, Inc.	19	2,160
Donnelley Financial Solutions, Inc. (a)	134	1,126
E*TRADE Financial Corp.	1,283	63,804
Eaton Vance Corp. (non-vtg.)	716	27,638
Evercore, Inc. Class A	223	13,139
FactSet Research Systems, Inc.	224	73,577
Federated Hermes, Inc. Class B (non-vtg.)	532	12,608
Focus Financial Partners, Inc. Class A (a)	176	5,817
Franklin Resources, Inc. (b)	1,583	33,196
Goldman Sachs Group, Inc.	1,819	359,471
Greenhill & Co., Inc.	78	779
Hamilton Lane, Inc. Class A	193	13,002
Houlihan Lokey	273	15,190
Interactive Brokers Group, Inc.	435	18,170
Intercontinental Exchange, Inc.	3,195	292,662
INTL FCStone, Inc. (a)	92	5,060
Invesco Ltd.	2,113	22,736
Janus Henderson Group PLC (b)	874	18,494
Lazard Ltd. Class A	640	18,323
Legg Mason, Inc.	463	23,034
LPL Financial	468	36,691
MarketAxess Holdings, Inc.	221	110,703
Moelis & Co. Class A	367	11,436
Moody's Corp.	946	259,895
Morgan Stanley	7,036	339,839
Morningstar, Inc.	116	16,353
MSCI, Inc.	495	165,241
Northern Trust Corp.	1,240	98,382
Och-Ziff Capital Management Group LLC Class A	95	1,228
Oppenheimer Holdings, Inc. Class A (non-vtg.)	34	741
Piper Jaffray Companies	90	5,324
PJT Partners, Inc.	114	5,853
Raymond James Financial, Inc.	728	50,108
S&P Global, Inc.	1,405	462,919
SEI Investments Co.	747	41,070
State Street Corp.	2,080	132,184
Stifel Financial Corp.	461	21,865
T. Rowe Price Group, Inc.	1,333	164,626
TD Ameritrade Holding Corp.	1,552	56,462
The Blackstone Group LP	3,921	222,164
The NASDAQ OMX Group, Inc.	669	79,925
Tradeweb Markets, Inc. Class A	453	26,337
Victory Capital Holdings, Inc.	91	1,564
Virtu Financial, Inc. Class A	423	9,983
Virtus Investment Partners, Inc.	40	4,652
Waddell & Reed Financial, Inc. Class A (b)	404	6,266
WisdomTree Investments, Inc.	711	2,467
		4,821,517
Consumer Finance - 0.5%
Ally Financial, Inc.	2,273	45,074
American Express Co.	3,859	367,377
Capital One Financial Corp.	2,680	167,741
Credit Acceptance Corp. (a)	79	33,102
CURO Group Holdings Corp.	91	743
Discover Financial Services	1,785	89,411
Encore Capital Group, Inc. (a)(b)	155	5,298
Enova International, Inc. (a)	212	3,152
EZCORP, Inc. (non-vtg.) Class A (a)	226	1,424
First Cash Financial Services, Inc.	244	16,465
Green Dot Corp. Class A (a)	279	13,693
LendingClub Corp. (a)	535	2,434
LendingTree, Inc. (a)	43	12,450
Navient Corp.	1,078	7,578
Nelnet, Inc. Class A	119	5,681
OneMain Holdings, Inc.	432	10,601
PRA Group, Inc. (a)(b)	254	9,820
Regional Management Corp. (a)	62	1,098
Santander Consumer U.S.A. Holdings, Inc.	613	11,285
SLM Corp.	2,036	14,313
Synchrony Financial	3,187	70,624
World Acceptance Corp. (a)	52	3,407
		892,771
Diversified Financial Services - 1.2%
AXA Equitable Holdings, Inc.	2,402	46,335
Berkshire Hathaway, Inc. Class B (a)	11,371	2,029,837
Cannae Holdings, Inc. (a)	418	17,180
Jefferies Financial Group, Inc.	1,357	21,101
On Deck Capital, Inc. (a)	397	285
Voya Financial, Inc.	758	35,361
		2,150,099
Insurance - 2.1%
AFLAC, Inc.	4,207	151,578
Alleghany Corp.	86	42,066
Allstate Corp.	1,845	178,947
AMBAC Financial Group, Inc. (a)	273	3,909
American Equity Investment Life Holding Co.	519	12,824
American Financial Group, Inc.	432	27,415
American International Group, Inc.	5,111	159,361
American National Insurance Co.	53	3,820
Amerisafe, Inc.	103	6,299
Aon PLC	1,348	259,625
Arch Capital Group Ltd. (a)	2,391	68,502
Argo Group International Holdings, Ltd.	192	6,687
Arthur J. Gallagher & Co.	1,093	106,557
Assurant, Inc.	363	37,494
Assured Guaranty Ltd.	541	13,206
Athene Holding Ltd. (a)	675	21,053
Axis Capital Holdings Ltd.	476	19,307
Benefytt Technologies, Inc. (a)	52	1,064
Brighthouse Financial, Inc. (a)	527	14,661
Brown & Brown, Inc.	1,381	56,290
Chubb Ltd.	2,642	334,530
Cincinnati Financial Corp.	895	57,307
CNO Financial Group, Inc.	862	13,421
eHealth, Inc. (a)	139	13,655
Employers Holdings, Inc.	183	5,517
Enstar Group Ltd. (a)	90	13,749
Erie Indemnity Co. Class A	104	19,958
Everest Re Group Ltd.	243	50,107
First American Financial Corp.	650	31,213
FNF Group	1,692	51,877
Genworth Financial, Inc. Class A (a)	2,863	6,614
Globe Life, Inc.	597	44,315
Goosehead Insurance (a)	66	4,961
Greenlight Capital Re, Ltd. (a)(b)	134	874
Hallmark Financial Services, Inc. (a)	69	241
Hanover Insurance Group, Inc.	223	22,597
Hartford Financial Services Group, Inc.	2,113	81,456
HCI Group, Inc.	39	1,801
Heritage Insurance Holdings, Inc.	117	1,532
Horace Mann Educators Corp.	237	8,705
James River Group Holdings Ltd.	179	8,055
Kemper Corp.	355	25,745
Kinsale Capital Group, Inc.	115	17,849
Lincoln National Corp.	1,147	42,198
Loews Corp.	1,432	49,103
Markel Corp. (a)	82	75,700
Marsh & McLennan Companies, Inc.	2,981	320,070
MBIA, Inc. (a)(b)	402	2,915
Mercury General Corp.	154	6,276
MetLife, Inc.	4,576	167,116
National General Holdings Corp.	374	8,082
National Western Life Group, Inc.	12	2,438
Old Republic International Corp.	1,618	26,390
Palomar Holdings, Inc. (a)	99	8,490
Primerica, Inc.	237	27,634
Principal Financial Group, Inc.	1,543	64,096
ProAssurance Corp.	312	4,515
Progressive Corp.	3,404	272,694
ProSight Global, Inc.	72	641
Prudential Financial, Inc.	2,314	140,923
Reinsurance Group of America, Inc.	415	32,553
RenaissanceRe Holdings Ltd.	289	49,428
RLI Corp.	236	19,376
Safety Insurance Group, Inc.	87	6,635
Selective Insurance Group, Inc.	332	17,510
State Auto Financial Corp.	95	1,696
Stewart Information Services Corp.	135	4,389
The Travelers Companies, Inc.	1,483	169,136
Third Point Reinsurance Ltd. (a)	409	3,072
Trupanion, Inc. (a)(b)	181	7,727
United Fire Group, Inc.	129	3,575
United Insurance Holdings Corp.	105	821
Universal Insurance Holdings, Inc.	160	2,840
Unum Group	1,159	19,228
W.R. Berkley Corp.	861	49,327
White Mountains Insurance Group Ltd.	17	15,095
Willis Group Holdings PLC	750	147,713
		3,776,146
Mortgage Real Estate Investment Trusts - 0.1%
AG Mortgage Investment Trust, Inc. (b)	190	606
AGNC Investment Corp.	3,130	40,377
Annaly Capital Management, Inc.	8,421	55,242
Anworth Mortgage Asset Corp.	433	736
Apollo Commercial Real Estate Finance, Inc.	813	7,976
Ares Commercial Real Estate Corp.	189	1,724
Arlington Asset Investment Corp.	136	404
Armour Residential REIT, Inc.	341	3,202
Blackstone Mortgage Trust, Inc.	764	18,405
Capstead Mortgage Corp.	540	2,965
Cherry Hill Mortgage Investment Corp.	66	595
Chimera Investment Corp.	1,078	10,360
Colony NorthStar Credit Real Estate, Inc.	497	3,489
Dynex Capital, Inc.	134	1,916
Exantas Capital Corp.	140	371
Granite Point Mortgage Trust, Inc.	311	2,233
Great Ajax Corp.	102	938
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	487	13,860
Invesco Mortgage Capital, Inc. (b)	1,004	3,755
KKR Real Estate Finance Trust, Inc.	135	2,238
Ladder Capital Corp. Class A	562	4,552
MFA Financial, Inc.	2,590	6,449
New Residential Investment Corp.	2,356	17,505
New York Mortgage Trust, Inc.	2,065	5,390
Orchid Island Capital, Inc. (b)	390	1,837
PennyMac Mortgage Investment Trust	568	9,957
Redwood Trust, Inc.	638	4,466
Starwood Property Trust, Inc.	1,592	23,816
TPG RE Finance Trust, Inc.	316	2,718
Two Harbors Investment Corp.	1,547	7,797
Western Asset Mortgage Capital Corp.	302	827
ZAIS Financial Corp.	210	1,825
		258,531
Thrifts & Mortgage Finance - 0.1%
Axos Financial, Inc. (a)	315	6,955
Capitol Federal Financial, Inc.	783	8,621
Columbia Financial, Inc. (a)	269	3,754
Dime Community Bancshares, Inc.	186	2,554
Essent Group Ltd.	665	24,120
Farmer Mac Class C (non-vtg.)	53	3,393
First Defiance Financial Corp.	210	3,711
Flagstar Bancorp, Inc.	200	5,886
HomeStreet, Inc.	146	3,593
Kearny Financial Corp.	433	3,542
Meridian Bancorp, Inc. Maryland	296	3,434
Meta Financial Group, Inc.	193	3,507
MGIC Investment Corp.	1,998	16,364
New York Community Bancorp, Inc.	2,897	29,549
NMI Holdings, Inc. (a)	569	9,150
Northfield Bancorp, Inc. (b)	234	2,696
Northwest Bancshares, Inc.	910	9,305
Pennymac Financial Services, Inc.	234	9,779
Provident Financial Services, Inc.	356	5,144
Radian Group, Inc.	1,134	17,588
TFS Financial Corp.	280	4,007
Trustco Bank Corp., New York	563	3,564
Walker & Dunlop, Inc.	162	8,231
Washington Federal, Inc.	438	11,756
Waterstone Financial, Inc.	137	2,032
WMI Holdings Corp. (a)	413	5,138
WSFS Financial Corp.	293	8,409
		215,782

TOTAL FINANCIALS		18,790,006

HEALTH CARE - 14.3%
Biotechnology - 3.1%
AbbVie, Inc.	10,334	1,014,592
Abeona Therapeutics, Inc. (a)	425	1,239
ACADIA Pharmaceuticals, Inc. (a)	646	31,312
Acceleron Pharma, Inc. (a)	289	27,533
Acorda Therapeutics, Inc. (a)(b)	167	123
Adamas Pharmaceuticals, Inc. (a)	42	108
ADMA Biologics, Inc. (a)(b)	379	1,110
Adverum Biotechnologies, Inc. (a)	348	7,266
Agenus, Inc. (a)(b)	685	2,692
Agios Pharmaceuticals, Inc. (a)	341	18,237
Aimmune Therapeutics, Inc. (a)(b)	242	4,044
Akebia Therapeutics, Inc. (a)	929	12,616
Akero Therapeutics, Inc. (a)	42	1,047
Albireo Pharma, Inc. (a)	71	1,881
Aldeyra Therapeutics, Inc. (a)	125	521
Alector, Inc. (a)	210	5,132
Alexion Pharmaceuticals, Inc. (a)	1,303	146,249
Alkermes PLC (a)	879	17,057
Allakos, Inc. (a)(b)	137	9,845
Allogene Therapeutics, Inc. (a)	366	15,672
Alnylam Pharmaceuticals, Inc. (a)	656	97,160
Amgen, Inc.	3,453	814,425
Amicus Therapeutics, Inc. (a)	1,441	21,730
AnaptysBio, Inc. (a)	170	3,798
Anavex Life Sciences Corp. (a)(b)	263	1,294
Anika Therapeutics, Inc. (a)	79	2,981
Apellis Pharmaceuticals, Inc. (a)	286	9,341
Arcus Biosciences, Inc. (a)	278	6,878
Ardelyx, Inc. (a)	331	2,291
Arena Pharmaceuticals, Inc. (a)(b)	359	22,599
Arrowhead Pharmaceuticals, Inc. (a)	566	24,446
Assembly Biosciences, Inc. (a)	146	3,405
Atara Biotherapeutics, Inc. (a)	326	4,750
Athenex, Inc. (a)(b)	291	4,004
Avid Bioservices, Inc. (a)(b)	270	1,773
AVROBIO, Inc. (a)	142	2,478
BioCryst Pharmaceuticals, Inc. (a)	740	3,526
Biogen, Inc. (a)	961	257,116
Biohaven Pharmaceutical Holding Co. Ltd. (a)(b)	288	21,056
BioMarin Pharmaceutical, Inc. (a)	1,060	130,740
Biospecifics Technologies Corp. (a)	34	2,084
bluebird bio, Inc. (a)	375	22,890
Blueprint Medicines Corp. (a)	310	24,180
Bridgebio Pharma, Inc. (b)	119	3,881
Calithera Biosciences, Inc. (a)	295	1,558
CareDx, Inc. (a)	200	7,086
Castle Biosciences, Inc.	31	1,168
Catalyst Biosciences, Inc. (a)	98	575
Catalyst Pharmaceutical Partners, Inc. (a)	620	2,864
Cel-Sci Corp. (a)(b)	183	2,730
ChemoCentryx, Inc. (a)	266	15,306
Clovis Oncology, Inc. (a)(b)	451	3,044
Coherus BioSciences, Inc. (a)(b)	362	6,465
Concert Pharmaceuticals, Inc. (a)	140	1,393
Corbus Pharmaceuticals Holdings, Inc. (a)(b)	351	2,945
Cortexyme, Inc. (a)	26	1,204
Cue Biopharma, Inc. (a)	102	2,500
Cytokinetics, Inc. (a)	332	7,825
CytomX Therapeutics, Inc. (a)	220	1,833
Deciphera Pharmaceuticals, Inc. (a)	111	6,629
Denali Therapeutics, Inc. (a)(b)	422	10,204
Dicerna Pharmaceuticals, Inc. (a)	368	9,347
Dynavax Technologies Corp. (a)(b)	471	4,178
Eagle Pharmaceuticals, Inc. (a)	50	2,399
Editas Medicine, Inc. (a)(b)	357	10,560
Eiger Biopharmaceuticals, Inc. (a)	159	1,526
Emergent BioSolutions, Inc. (a)	248	19,612
Enanta Pharmaceuticals, Inc. (a)	84	4,218
Epizyme, Inc. (a)(b)	435	6,986
Esperion Therapeutics, Inc. (a)(b)	141	7,235
Exact Sciences Corp. (a)	822	71,465
Exelixis, Inc. (a)	1,803	42,803
Fate Therapeutics, Inc. (a)	366	12,557
FibroGen, Inc. (a)(b)	531	21,521
Five Prime Therapeutics, Inc. (a)	126	769
Flexion Therapeutics, Inc. (a)(b)	208	2,735
G1 Therapeutics, Inc. (a)(b)	170	4,124
Geron Corp. (a)	2,577	5,618
Gilead Sciences, Inc.	7,343	564,970
Global Blood Therapeutics, Inc. (a)(b)	374	23,611
GlycoMimetics, Inc. (a)	147	553
Gossamer Bio, Inc. (a)(b)	212	2,756
Gritstone Oncology, Inc. (a)(b)	105	697
Halozyme Therapeutics, Inc. (a)(b)	647	17,346
Heron Therapeutics, Inc. (a)(b)	449	6,605
Homology Medicines, Inc. (a)	137	2,081
ImmunoGen, Inc. (a)(b)	910	4,186
Immunomedics, Inc. (a)(b)	1,158	41,040
Incyte Corp. (a)	1,048	108,961
Inovio Pharmaceuticals, Inc. (a)(b)	805	21,695
Insmed, Inc. (a)	577	15,891
Intellia Therapeutics, Inc. (a)(b)	224	4,708
Intercept Pharmaceuticals, Inc. (a)(b)	142	6,803
Invitae Corp. (a)(b)	643	19,476
Ionis Pharmaceuticals, Inc. (a)	777	45,812
Iovance Biotherapeutics, Inc. (a)(b)	807	22,152
Ironwood Pharmaceuticals, Inc. Class A (a)	881	9,092
Kadmon Holdings, Inc. (a)	887	4,541
Kalvista Pharmaceuticals, Inc. (a)	69	835
Karuna Therapeutics, Inc. (a)	59	6,576
Karyopharm Therapeutics, Inc. (a)	383	7,254
Kiniksa Pharmaceuticals Ltd. (a)	56	1,427
Kodiak Sciences, Inc. (a)(b)	136	7,360
Krystal Biotech, Inc. (a)	62	2,568
Kura Oncology, Inc. (a)	399	6,504
La Jolla Pharmaceutical Co. (a)	126	537
Ligand Pharmaceuticals, Inc. Class B (a)	108	12,080
Macrogenics, Inc. (a)	275	7,678
Madrigal Pharmaceuticals, Inc. (a)	54	6,116
MannKind Corp. (a)(b)	796	1,393
Minerva Neurosciences, Inc. (a)(b)	186	671
Mirati Therapeutics, Inc. (a)	223	25,460
Moderna, Inc. (a)(b)	1,722	110,570
Molecular Templates, Inc. (a)	125	1,724
Momenta Pharmaceuticals, Inc. (a)	727	24,187
Myriad Genetics, Inc. (a)	439	4,978
Natera, Inc. (a)	367	18,299
Neurocrine Biosciences, Inc. (a)	552	67,344
NextCure, Inc. (a)	55	1,179
Novavax, Inc. (a)(b)	360	30,006
Opko Health, Inc. (a)(b)	2,201	7,505
PDL BioPharma, Inc. (a)(b)	644	1,874
Pfenex, Inc. (a)	162	1,353
Pieris Pharmaceuticals, Inc. (a)(b)	267	828
Portola Pharmaceuticals, Inc. (a)	387	6,962
Precigen, Inc. (a)(b)	490	2,445
Principia Biopharma, Inc. (a)	106	6,338
Protagonist Therapeutics, Inc. (a)	120	2,119
Prothena Corp. PLC (a)	176	1,841
PTC Therapeutics, Inc. (a)	416	21,108
Puma Biotechnology, Inc. (a)	204	2,128
Radius Health, Inc. (a)	224	3,053
Recro Pharma, Inc. (a)	85	387
Regeneron Pharmaceuticals, Inc. (a)	587	366,083
REGENXBIO, Inc. (a)	177	6,519
Repligen Corp. (a)	290	35,847
Retrophin, Inc. (a)	241	4,919
Rhythm Pharmaceuticals, Inc. (a)	184	4,103
Rigel Pharmaceuticals, Inc. (a)	1,110	2,031
Rocket Pharmaceuticals, Inc. (a)	188	3,935
Rubius Therapeutics, Inc. (a)(b)	189	1,130
Sage Therapeutics, Inc. (a)	293	12,183
Sangamo Therapeutics, Inc. (a)	643	5,761
Sarepta Therapeutics, Inc. (a)	456	73,115
Seattle Genetics, Inc. (a)	676	114,866
Sorrento Therapeutics, Inc. (a)(b)	836	5,250
Spectrum Pharmaceuticals, Inc. (a)	507	1,714
Stoke Therapeutics, Inc.	46	1,096
Syndax Pharmaceuticals, Inc. (a)	131	1,941
Syros Pharmaceuticals, Inc. (a)	187	1,993
TCR2 Therapeutics, Inc. (a)	55	845
TG Therapeutics, Inc. (a)	589	11,474
Translate Bio, Inc. (a)(b)	345	6,182
Turning Point Therapeutics, Inc. (a)(b)	115	7,428
Twist Bioscience Corp. (a)	181	8,199
Ultragenyx Pharmaceutical, Inc. (a)(b)	356	27,846
United Therapeutics Corp. (a)	251	30,371
UNITY Biotechnology, Inc. (a)(b)	157	1,363
Vanda Pharmaceuticals, Inc. (a)	284	3,249
Veracyte, Inc. (a)(b)	250	6,475
Verastem, Inc. (a)	977	1,680
Vericel Corp. (a)	239	3,303
Vertex Pharmaceuticals, Inc. (a)	1,533	445,045
Viking Therapeutics, Inc. (a)(b)	360	2,596
Voyager Therapeutics, Inc. (a)	176	2,221
Xbiotech, Inc. (a)	84	1,152
Xencor, Inc. (a)	277	8,972
XOMA Corp. (a)	51	1,008
Y-mAbs Therapeutics, Inc. (a)	95	4,104
ZIOPHARM Oncology, Inc. (a)(b)	1,046	3,431
		5,655,177
Health Care Equipment & Supplies - 3.5%
Abbott Laboratories	10,360	947,215
Abiomed, Inc. (a)	265	64,013
Accelerate Diagnostics, Inc. (a)(b)	129	1,956
Accuray, Inc. (a)	588	1,194
Align Technology, Inc. (a)	421	115,539
Alphatec Holdings, Inc. (a)	221	1,039
Angiodynamics, Inc. (a)	249	2,532
Antares Pharma, Inc. (a)	985	2,709
Atricure, Inc. (a)	297	13,350
Atrion Corp.	8	5,096
Avanos Medical, Inc. (a)(b)	276	8,112
AxoGen, Inc. (a)	226	2,088
Axonics Modulation Technologies, Inc. (a)	163	5,723
Baxter International, Inc.	2,976	256,234
Becton, Dickinson & Co.	1,718	411,066
BioLife Solutions, Inc. (a)	65	1,063
Boston Scientific Corp. (a)	8,433	296,083
Cantel Medical Corp.	210	9,288
Cardiovascular Systems, Inc. (a)	204	6,436
Cerus Corp. (a)	876	5,782
CONMED Corp.	159	11,446
Cryolife, Inc. (a)(b)	197	3,776
CryoPort, Inc. (a)(b)	200	6,050
Cutera, Inc. (a)	77	937
Danaher Corp.	3,684	651,442
Dentsply Sirona, Inc.	1,329	58,556
DexCom, Inc. (a)	541	219,321
Edwards Lifesciences Corp. (a)	3,648	252,113
Genmark Diagnostics, Inc. (a)	369	5,428
Glaukos Corp. (a)(b)	221	8,491
Globus Medical, Inc. (a)	467	22,281
Haemonetics Corp. (a)	293	26,241
Heska Corp. (a)	44	4,099
Hill-Rom Holdings, Inc.	392	43,034
Hologic, Inc. (a)	1,525	86,925
ICU Medical, Inc. (a)	109	20,090
IDEXX Laboratories, Inc. (a)	501	165,410
Inogen, Inc. (a)	96	3,410
Insulet Corp. (a)	385	74,790
Integer Holdings Corp. (a)	188	13,733
Integra LifeSciences Holdings Corp. (a)	401	18,843
IntriCon Corp. (a)	38	514
Intuitive Surgical, Inc. (a)	683	389,194
Invacare Corp. (b)	158	1,006
IRadimed Corp. (a)	38	882
iRhythm Technologies, Inc. (a)	149	17,268
Lantheus Holdings, Inc. (a)(b)	527	7,536
LeMaitre Vascular, Inc.	108	2,851
LivaNova PLC (a)	271	13,043
Masimo Corp. (a)	300	68,397
Medtronic PLC	7,860	720,762
Meridian Bioscience, Inc. (a)	296	6,894
Merit Medical Systems, Inc. (a)(b)	320	14,608
Mesa Laboratories, Inc.	22	4,770
Natus Medical, Inc. (a)	179	3,906
Neogen Corp. (a)	316	24,522
Nevro Corp. (a)	206	24,611
NuVasive, Inc. (a)	296	16,475
OraSure Technologies, Inc. (a)	391	4,547
Orthofix International NV (a)	105	3,360
OrthoPediatrics Corp. (a)	61	2,669
Penumbra, Inc. (a)(b)	195	34,870
Quidel Corp. (a)	229	51,236
ResMed, Inc.	839	161,088
Seaspine Holdings Corp. (a)	124	1,298
Senseonics Holdings, Inc. (a)(b)	1,109	433
Shockwave Medical, Inc. (a)	53	2,511
SI-BONE, Inc. (a)	108	1,722
Sientra, Inc. (a)(b)	292	1,130
Silk Road Medical, Inc. (a)	76	3,184
Staar Surgical Co. (a)	175	10,770
STERIS PLC	496	76,106
Stryker Corp.	1,878	338,397
SurModics, Inc. (a)	68	2,940
Tactile Systems Technology, Inc. (a)(b)	106	4,392
Tandem Diabetes Care, Inc. (a)	336	33,237
Teleflex, Inc.	271	98,639
The Cooper Companies, Inc.	289	81,972
TransMedics Group, Inc. (a)	50	896
Vapotherm, Inc. (a)	99	4,058
Varex Imaging Corp. (a)	233	3,530
Varian Medical Systems, Inc. (a)	539	66,038
ViewRay, Inc. (a)	593	1,328
West Pharmaceutical Services, Inc.	433	98,365
Wright Medical Group NV (a)	717	21,309
Zimmer Biomet Holdings, Inc.	1,205	143,829
Zynex, Inc. (a)	95	2,363
		6,426,390
Health Care Providers & Services - 2.5%
Acadia Healthcare Co., Inc. (a)	499	12,535
Addus HomeCare Corp. (a)	75	6,942
Amedisys, Inc. (a)	190	37,723
American Renal Associates Holdings, Inc. (a)	30	196
AmerisourceBergen Corp.	881	88,778
AMN Healthcare Services, Inc. (a)	264	11,943
Anthem, Inc.	1,479	388,947
Apollo Medical Holdings, Inc. (a)	140	2,310
BioScrip, Inc. (a)	195	2,707
BioTelemetry, Inc. (a)	200	9,038
Brookdale Senior Living, Inc. (a)	1,050	3,098
Cardinal Health, Inc.	1,713	89,401
Centene Corp. (a)	3,407	216,515
Chemed Corp.	95	42,852
Cigna Corp.	2,162	405,699
Community Health Systems, Inc. (a)(b)	667	2,008
Corvel Corp. (a)	53	3,757
Covetrus, Inc. (a)(b)	585	10,466
Cross Country Healthcare, Inc. (a)	203	1,250
CVS Health Corp.	7,647	496,826
DaVita HealthCare Partners, Inc. (a)	521	41,232
Encompass Health Corp.	572	35,424
Guardant Health, Inc. (a)	301	24,420
Hanger, Inc. (a)(b)	207	3,428
HCA Holdings, Inc.	1,546	150,055
HealthEquity, Inc. (a)	450	26,402
Henry Schein, Inc. (a)	872	50,916
Humana, Inc.	772	299,343
Laboratory Corp. of America Holdings (a)	574	95,347
LHC Group, Inc. (a)	169	29,460
Magellan Health Services, Inc. (a)	122	8,904
McKesson Corp.	944	144,828
MEDNAX, Inc. (a)(b)	477	8,157
Molina Healthcare, Inc. (a)	350	62,293
National Healthcare Corp.	63	3,997
National Research Corp. Class A	63	3,667
Owens & Minor, Inc. (b)	383	2,918
Patterson Companies, Inc. (b)	467	10,274
Pennant Group, Inc. (a)	162	3,661
PetIQ, Inc. Class A (a)(b)	108	3,763
Premier, Inc. (a)	373	12,786
Providence Service Corp. (a)	72	5,682
Quest Diagnostics, Inc.	792	90,256
R1 RCM, Inc. (a)	605	6,746
RadNet, Inc. (a)	243	3,856
Select Medical Holdings Corp. (a)	616	9,074
Surgery Partners, Inc. (a)	92	1,064
Tenet Healthcare Corp. (a)(b)	587	10,631
The Ensign Group, Inc.	283	11,844
The Joint Corp. (a)	61	931
Tivity Health, Inc. (a)	266	3,014
Triple-S Management Corp. (b)	165	3,138
U.S. Physical Therapy, Inc.	72	5,833
UnitedHealth Group, Inc.	5,554	1,638,152
Universal Health Services, Inc. Class B	476	44,216
		4,688,703
Health Care Technology - 0.3%
Allscripts Healthcare Solutions, Inc. (a)	897	6,073
Cerner Corp.	1,805	123,733
Change Healthcare, Inc.	1,236	13,843
Computer Programs & Systems, Inc.	60	1,367
Evolent Health, Inc. (a)	426	3,033
Health Catalyst, Inc.	41	1,196
HealthStream, Inc. (a)	162	3,585
HMS Holdings Corp. (a)	542	17,555
Inovalon Holdings, Inc. Class A (a)	429	8,263
Inspire Medical Systems, Inc. (a)	114	9,920
Nextgen Healthcare, Inc. (a)	253	2,778
Omnicell, Inc. (a)	237	16,737
OptimizeRx Corp. (a)	90	1,173
Phreesia, Inc.	91	2,573
Simulations Plus, Inc.	68	4,068
Tabula Rasa HealthCare, Inc. (a)(b)	111	6,075
Teladoc Health, Inc. (a)(b)	440	83,970
Veeva Systems, Inc. Class A (a)	795	186,364
Vocera Communications, Inc. (a)	166	3,519
		495,825
Life Sciences Tools & Services - 1.1%
Adaptive Biotechnologies Corp.	127	6,144
Agilent Technologies, Inc.	1,810	159,950
Avantor, Inc. (a)	1,566	26,622
Bio-Rad Laboratories, Inc. Class A (a)	127	57,339
Bio-Techne Corp.	225	59,416
Bruker Corp.	573	23,310
Charles River Laboratories International, Inc. (a)	294	51,259
Codexis, Inc. (a)(b)	305	3,477
Fluidigm Corp. (a)(b)	464	1,861
Frontage Holdings Corp. (a)(d)	4,000	2,477
Illumina, Inc. (a)	857	317,390
IQVIA Holdings, Inc. (a)	1,035	146,846
Luminex Corp. (b)	233	7,579
Medpace Holdings, Inc. (a)(b)	152	14,139
Mettler-Toledo International, Inc. (a)	143	115,194
Nanostring Technologies, Inc. (a)(b)	199	5,841
NeoGenomics, Inc. (a)(b)	698	21,624
Pacific Biosciences of California, Inc. (a)(b)	896	3,091
PerkinElmer, Inc.	662	64,936
PRA Health Sciences, Inc. (a)	385	37,457
Quanterix Corp. (a)	80	2,191
Syneos Health, Inc. (a)	351	20,446
Thermo Fisher Scientific, Inc.	2,312	837,730
Waters Corp. (a)	364	65,666
		2,051,985
Pharmaceuticals - 3.8%
AcelRx Pharmaceuticals, Inc. (a)	380	460
Aerie Pharmaceuticals, Inc. (a)(b)	218	3,218
Akcea Therapeutics, Inc. (a)	162	2,219
AMAG Pharmaceuticals, Inc. (a)(b)	165	1,262
Amneal Pharmaceuticals, Inc. (a)	623	2,965
Amphastar Pharmaceuticals, Inc. (a)	203	4,559
ANI Pharmaceuticals, Inc. (a)	53	1,714
Arvinas Holding Co. LLC (a)	78	2,616
Assertio Holdings, Inc. (a)	321	275
Axsome Therapeutics, Inc. (a)(b)	151	12,424
Biodelivery Sciences International, Inc. (a)	497	2,167
Bristol-Myers Squibb Co.	13,240	778,512
Cara Therapeutics, Inc. (a)(b)	237	4,053
Catalent, Inc. (a)	923	67,656
Chiasma, Inc. (a)(b)	219	1,178
Collegium Pharmaceutical, Inc. (a)	169	2,958
Corcept Therapeutics, Inc. (a)(b)	550	9,251
CorMedix, Inc. (a)(b)	154	970
CymaBay Therapeutics, Inc. (a)(b)	265	925
Durect Corp. (a)(b)	1,081	2,508
Elanco Animal Health, Inc. (a)	2,362	50,665
Eli Lilly & Co.	4,922	808,094
Endo International PLC (a)	1,090	3,739
Evofem Biosciences, Inc. (a)	74	209
Evolus, Inc. (a)(b)	146	774
Horizon Pharma PLC (a)	1,125	62,528
Innoviva, Inc. (a)(b)	369	5,159
Intersect ENT, Inc. (a)	173	2,342
Intra-Cellular Therapies, Inc. (a)	307	7,881
Jazz Pharmaceuticals PLC (a)	344	37,957
Johnson & Johnson	15,430	2,169,921
Kala Pharmaceuticals, Inc. (a)	377	3,962
Lannett Co., Inc. (a)	145	1,053
Mallinckrodt PLC (a)(b)	557	1,493
Merck & Co., Inc.	14,794	1,144,020
Mylan NV (a)	3,060	49,205
MyoKardia, Inc. (a)	300	28,986
Nektar Therapeutics (a)(b)	1,001	23,183
Ocular Therapeutix, Inc. (a)	539	4,490
Odonate Therapeutics, Inc. (a)	65	2,752
Omeros Corp. (a)(b)	316	4,652
OptiNose, Inc. (a)	74	551
Pacira Biosciences, Inc. (a)	238	12,488
Perrigo Co. PLC	807	44,603
Pfizer, Inc.	32,584	1,065,497
Phibro Animal Health Corp. Class A	127	3,336
Prestige Brands Holdings, Inc. (a)	306	11,493
Reata Pharmaceuticals, Inc. (a)(b)	164	25,587
Revance Therapeutics, Inc. (a)	342	8,352
Supernus Pharmaceuticals, Inc. (a)	298	7,078
TherapeuticsMD, Inc. (a)(b)	1,083	1,354
Theravance Biopharma, Inc. (a)(b)	268	5,625
Tricida, Inc. (a)(b)	152	4,177
WAVE Life Sciences (a)	101	1,051
Xeris Pharmaceuticals, Inc. (a)(b)	264	702
Zoetis, Inc. Class A	2,780	380,971
Zogenix, Inc.(a)	321	8,670
Zynerba Pharmaceuticals, Inc. (a)(b)	105	354
		6,896,844

TOTAL HEALTH CARE		26,214,924

INDUSTRIALS - 8.3%
Aerospace & Defense - 1.6%
AAR Corp.	187	3,865
Aerojet Rocketdyne Holdings, Inc. (a)	407	16,133
AeroVironment, Inc. (a)	128	10,193
Astronics Corp. (a)	113	1,193
Axon Enterprise, Inc. (a)	368	36,112
BWX Technologies, Inc.	541	30,642
Cubic Corp. (b)	182	8,741
Curtiss-Wright Corp.	242	21,606
Ducommun, Inc. (a)	49	1,709
General Dynamics Corp.	1,364	203,863
Harris Corp.	1,261	213,954
HEICO Corp. (b)	254	25,311
HEICO Corp. Class A	415	33,715
Hexcel Corp.	475	21,480
Howmet Aerospace, Inc.	2,321	36,788
Huntington Ingalls Industries, Inc.	241	42,052
Kratos Defense & Security Solutions, Inc. (a)	511	7,987
Lockheed Martin Corp.	1,446	527,674
Maxar Technologies, Inc. (b)	346	6,214
Mercury Systems, Inc. (a)	314	24,699
Moog, Inc. Class A	184	9,748
National Presto Industries, Inc.	31	2,709
Northrop Grumman Corp.	904	277,926
Park Aerospace Corp.	127	1,415
Parsons Corp. (a)	110	3,986
Raytheon Technologies Corp.	8,627	531,596
Spirit AeroSystems Holdings, Inc. Class A	586	14,029
Teledyne Technologies, Inc.(a)	214	66,543
Textron, Inc.	1,369	45,054
The Boeing Co.	3,145	576,479
TransDigm Group, Inc.	293	129,521
Triumph Group, Inc.	297	2,676
Vectrus, Inc. (a)	59	2,899
		2,938,512
Air Freight & Logistics - 0.5%
Air Transport Services Group, Inc. (a)	351	7,817
Atlas Air Worldwide Holdings, Inc. (a)	148	6,368
C.H. Robinson Worldwide, Inc.	794	62,774
Echo Global Logistics, Inc. (a)	171	3,697
Expeditors International of Washington, Inc.	995	75,660
FedEx Corp.	1,403	196,729
Forward Air Corp.	153	7,622
Hub Group, Inc. Class A (a)	189	9,046
United Parcel Service, Inc. Class B	4,125	458,618
XPO Logistics, Inc. (a)	522	40,325
		868,656
Airlines - 0.2%
Alaska Air Group, Inc.	699	25,346
Allegiant Travel Co.	72	7,863
American Airlines Group, Inc. (b)	2,912	38,060
Delta Air Lines, Inc.	3,380	94,809
Hawaiian Holdings, Inc. (b)	257	3,608
JetBlue Airways Corp. (a)	1,653	18,018
Mesa Air Group, Inc. (a)	77	265
SkyWest, Inc.	280	9,134
Southwest Airlines Co.	3,070	104,933
Spirit Airlines, Inc. (a)(b)	500	8,900
United Airlines Holdings, Inc. (a)(b)	1,453	50,288
		361,224
Building Products - 0.5%
A.O. Smith Corp.	775	36,518
AAON, Inc.	228	12,378
Advanced Drain Systems, Inc.	297	14,672
Allegion PLC	549	56,119
American Woodmark Corp. (a)	88	6,657
Apogee Enterprises, Inc.	137	3,156
Armstrong World Industries, Inc.	272	21,205
Builders FirstSource, Inc. (a)	671	13,890
Carrier Global Corp.	4,765	105,878
CSW Industrials, Inc.	81	5,598
Fortune Brands Home & Security, Inc.	812	51,911
Gibraltar Industries, Inc. (a)	185	8,882
Griffon Corp.	240	4,445
Insteel Industries, Inc.	111	2,117
Jeld-Wen Holding, Inc. (a)	379	6,106
Johnson Controls International PLC	4,398	150,148
Lennox International, Inc.	208	48,462
Masco Corp.	1,559	78,277
Masonite International Corp. (a)(b)	146	11,356
NCI Building Systems, Inc. (a)	253	1,533
Owens Corning	619	34,515
Patrick Industries, Inc.	132	8,085
PGT, Inc. (a)	327	5,127
Quanex Building Products Corp.	174	2,415
Resideo Technologies, Inc. (a)(b)	725	8,497
Simpson Manufacturing Co. Ltd.	227	19,150
Trane Technologies PLC	1,400	124,572
Trex Co., Inc. (a)	348	45,264
Ufp Industries, Inc.	346	17,130
		904,063
Commercial Services & Supplies - 0.5%
ABM Industries, Inc.	406	14,738
ACCO Brands Corp.	561	3,983
ADS Waste Holdings, Inc. (a)	431	13,003
Brady Corp. Class A	276	12,922
BrightView Holdings, Inc. (a)	169	1,893
Casella Waste Systems, Inc. Class A (a)(b)	248	12,926
Cimpress PLC (a)	138	10,535
Cintas Corp.	494	131,582
Clean Harbors, Inc. (a)	295	17,694
Copart, Inc. (a)	1,200	99,924
Covanta Holding Corp.	676	6,483
Deluxe Corp.	233	5,485
Ennis, Inc.	158	2,866
Harsco Corp. (a)	460	6,215
Healthcare Services Group, Inc. (b)	431	10,542
Herman Miller, Inc.	330	7,791
HNI Corp. (b)	253	7,734
IAA Spinco, Inc. (a)	831	32,052
Interface, Inc.	325	2,646
KAR Auction Services, Inc.	721	9,921
Kimball International, Inc. Class B	228	2,636
Knoll, Inc.	264	3,218
Matthews International Corp. Class A	169	3,228
McGrath RentCorp.	140	7,561
Mobile Mini, Inc.	252	7,434
MSA Safety, Inc. (b)	203	23,231
Pitney Bowes, Inc. (b)	1,028	2,673
Quad/Graphics, Inc.	110	358
R.R. Donnelley & Sons Co.	324	386
Republic Services, Inc.	1,228	100,757
Rollins, Inc.	798	33,827
SP Plus Corp. (a)	134	2,775
Steelcase, Inc. Class A	518	6,247
Stericycle, Inc. (a)	568	31,797
Team, Inc. (a)(b)	200	1,114
Tetra Tech, Inc.	337	26,663
The Brink's Co.	328	14,927
U.S. Ecology, Inc.	137	4,642
UniFirst Corp.	86	15,390
Viad Corp.	122	2,320
Waste Management, Inc.	2,275	240,945
		943,064
Construction & Engineering - 0.1%
AECOM (a)	978	36,753
Aegion Corp. (a)	158	2,507
Ameresco, Inc. Class A (a)(b)	112	3,111
Arcosa, Inc.	278	11,732
Argan, Inc.	69	3,269
Comfort Systems U.S.A., Inc.	209	8,517
Construction Partners, Inc. Class A (a)	182	3,232
Dycom Industries, Inc. (a)	183	7,483
EMCOR Group, Inc.	321	21,231
Fluor Corp.	801	9,676
Granite Construction, Inc. (b)	251	4,804
Great Lakes Dredge & Dock Corp. (a)(b)	349	3,232
Jacobs Engineering Group, Inc.	759	64,363
MasTec, Inc. (a)(b)	336	15,076
MYR Group, Inc. (a)	103	3,287
Northwest Pipe Co. (a)	54	1,354
NV5 Holdings, Inc. (a)	59	2,999
Primoris Services Corp.	266	4,724
Quanta Services, Inc.	804	31,541
Sterling Construction Co., Inc. (a)	156	1,633
Tutor Perini Corp. (a)	192	2,339
Valmont Industries, Inc.	123	13,975
Williams Scotsman Corp. (a)	299	3,675
		260,513
Electrical Equipment - 0.5%
Acuity Brands, Inc.	243	23,265
Allied Motion Technologies, Inc.	50	1,765
American Superconductor Corp. (a)	124	1,008
AMETEK, Inc.	1,339	119,666
Atkore International Group, Inc. (a)	273	7,467
AZZ, Inc.	153	5,251
Bloom Energy Corp. Class A (a)(b)	157	1,708
Eaton Corp. PLC	2,353	205,840
Emerson Electric Co.	3,512	217,849
Encore Wire Corp.	127	6,200
EnerSys	237	15,258
Generac Holdings, Inc. (a)	376	45,846
GrafTech International Ltd. (b)	267	2,131
Hubbell, Inc. Class B	333	41,745
nVent Electric PLC	882	16,520
Plug Power, Inc. (a)(b)	1,847	15,164
Powell Industries, Inc.	48	1,315
Regal Beloit Corp.	231	20,171
Rockwell Automation, Inc.	676	143,988
Sensata Technologies, Inc. PLC (a)	905	33,693
Sunrun, Inc. (a)	442	8,716
Thermon Group Holdings, Inc. (a)	201	2,929
TPI Composites, Inc. (a)	180	4,207
Vicor Corp. (a)	102	7,339
Vivint Solar, Inc. (a)	242	2,396
		951,437
Industrial Conglomerates - 1.0%
3M Co.	3,371	525,842
Carlisle Companies, Inc.	336	40,209
General Electric Co.	51,002	348,344
Honeywell International, Inc.	4,118	595,422
Raven Industries, Inc.	217	4,668
Roper Technologies, Inc.	613	238,003
		1,752,488
Machinery - 1.7%
AGCO Corp.	371	20,576
Alamo Group, Inc.	58	5,953
Albany International Corp. Class A	179	10,509
Allison Transmission Holdings, Inc.	673	24,753
Altra Industrial Motion Corp.	364	11,597
Astec Industries, Inc. (b)	127	5,881
Barnes Group, Inc.	269	10,642
Blue Bird Corp. (a)	106	1,589
Briggs & Stratton Corp. (b)	168	220
Caterpillar, Inc.	3,179	402,144
Chart Industries, Inc. (a)	203	9,843
CIRCOR International, Inc. (a)	118	3,007
Colfax Corp. (a)	472	13,169
Columbus McKinnon Corp. (NY Shares)	133	4,449
Commercial Vehicle Group, Inc. (a)	157	454
Crane Co.	388	23,070
Cummins, Inc.	867	150,216
Deere & Co.	1,834	288,213
Donaldson Co., Inc.	768	35,727
Douglas Dynamics, Inc.	132	4,636
Dover Corp.	860	83,042
Energy Recovery, Inc. (a)(b)	161	1,223
Enerpac Tool Group Corp. Class A	304	5,350
EnPro Industries, Inc.	123	6,063
ESCO Technologies, Inc.	142	12,003
Evoqua Water Technologies Corp. (a)	407	7,570
Federal Signal Corp.	348	10,346
Flowserve Corp.	741	21,133
Fortive Corp.	1,723	116,578
Franklin Electric Co., Inc.	216	11,344
Gardner Denver Holdings, Inc. (a)	2,034	57,196
Gates Industrial Corp. PLC (a)(b)	276	2,837
Gorman-Rupp Co.	111	3,450
Graco, Inc.	985	47,270
Greenbrier Companies, Inc. (b)	197	4,482
Helios Technologies, Inc.	165	6,146
Hillenbrand, Inc.	435	11,775
Hyster-Yale Materials Handling Class A	63	2,436
IDEX Corp.	446	70,486
Illinois Tool Works, Inc.	1,679	293,573
ITT, Inc.	500	29,370
John Bean Technologies Corp.	183	15,742
Kadant, Inc.	66	6,578
Kennametal, Inc.	461	13,235
Lincoln Electric Holdings, Inc.	374	31,506
Lindsay Corp.	61	5,625
LiqTech International, Inc. (a)(b)	151	824
Lydall, Inc. (a)	95	1,288
Manitowoc Co., Inc. (a)	192	2,089
Meritor, Inc. (a)	412	8,158
Middleby Corp. (a)	318	25,103
Miller Industries, Inc.	63	1,876
Mueller Industries, Inc.	330	8,771
Mueller Water Products, Inc. Class A	883	8,327
Navistar International Corp. (a)	378	10,660
NN, Inc. (b)	274	1,299
Nordson Corp.	301	57,103
Omega Flex, Inc.	16	1,693
Oshkosh Corp.	413	29,579
Otis Worldwide Corp.	2,376	135,099
PACCAR, Inc.	2,009	150,374
Parker Hannifin Corp.	757	138,735
Pentair PLC	1,000	37,990
Proto Labs, Inc. (a)	153	17,208
RBC Bearings, Inc. (a)	143	19,168
REV Group, Inc.	142	866
Rexnord Corp.	694	20,230
Snap-On, Inc. (b)	332	45,985
SPX Corp. (a)(b)	243	9,999
SPX Flow, Inc. (a)	232	8,686
Standex International Corp.	77	4,431
Stanley Black & Decker, Inc.	892	124,327
Tennant Co.	108	7,021
Terex Corp.	375	7,039
The Shyft Group, Inc.	165	2,779
Timken Co.	382	17,377
Toro Co.	615	40,799
TriMas Corp. (a)	247	5,916
Trinity Industries, Inc. (b)	556	11,837
Wabash National Corp. (b)	336	3,568
Watts Water Technologies, Inc. Class A	160	12,960
Welbilt, Inc. (a)(b)	732	4,458
Westinghouse Air Brake Co.	1,078	62,060
Woodward, Inc.	358	27,763
Xylem, Inc.	1,065	69,182
		3,045,634
Marine - 0.0%
Eagle Bulk Shipping, Inc. (a)	280	613
Genco Shipping & Trading Ltd.	96	603
Kirby Corp. (a)	342	18,318
Matson, Inc.	250	7,275
		26,809
Professional Services - 0.5%
ASGN, Inc. (a)	297	19,804
Barrett Business Services, Inc.	42	2,231
CBIZ, Inc. (a)	306	7,335
CoreLogic, Inc. (b)	505	33,946
CoStar Group, Inc. (a)	231	164,165
CRA International, Inc.	43	1,699
Equifax, Inc.	714	122,722
Exponent, Inc.	304	24,603
Forrester Research, Inc. (a)	68	2,179
Franklin Covey Co. (a)	53	1,134
FTI Consulting, Inc. (a)	223	25,545
Heidrick & Struggles International, Inc.	121	2,616
Huron Consulting Group, Inc. (a)	131	5,797
ICF International, Inc.	110	7,131
IHS Markit Ltd.	2,337	176,444
Insperity, Inc.	215	13,917
Kelly Services, Inc. Class A (non-vtg.)	201	3,179
Kforce, Inc.	103	3,013
Korn Ferry	316	9,711
Manpower, Inc.	331	22,756
MISTRAS Group, Inc. (a)	100	395
Nielsen Holdings PLC	2,019	30,002
Resources Connection, Inc.	147	1,760
Robert Half International, Inc.	669	35,343
TransUnion Holding Co., Inc.	1,113	96,876
TriNet Group, Inc. (a)	253	15,418
TrueBlue, Inc. (a)	217	3,314
Upwork, Inc. (a)	314	4,534
Verisk Analytics, Inc.	956	162,711
Willdan Group, Inc. (a)	46	1,150
		1,001,430
Road & Rail - 0.9%
AMERCO	45	13,599
ArcBest Corp.	157	4,162
Avis Budget Group, Inc. (a)(b)	322	7,371
Covenant Transport Group, Inc. Class A (a)	46	664
CSX Corp.	4,498	313,691
Heartland Express, Inc.	239	4,976
J.B. Hunt Transport Services, Inc.	504	60,651
Kansas City Southern	561	83,752
Knight-Swift Transportation Holdings, Inc. Class A (b)	693	28,905
Landstar System, Inc.	227	25,494
Lyft, Inc. (a)(b)	1,271	41,956
Marten Transport Ltd.	236	5,938
Norfolk Southern Corp.	1,506	264,408
Old Dominion Freight Lines, Inc.	562	95,310
Ryder System, Inc.	296	11,103
Saia, Inc. (a)	149	16,566
Schneider National, Inc. Class B	189	4,663
Union Pacific Corp.	3,974	671,884
Universal Logistics Holdings, Inc.	45	782
Werner Enterprises, Inc.	373	16,237
YRC Worldwide, Inc. (a)(b)	116	215
		1,672,327
Trading Companies & Distributors - 0.3%
Air Lease Corp. Class A	592	17,340
Applied Industrial Technologies, Inc.	219	13,663
Beacon Roofing Supply, Inc. (a)	375	9,889
BlueLinx Corp. (a)	35	300
BMC Stock Holdings, Inc. (a)	386	9,704
CAI International, Inc. (a)	77	1,283
DXP Enterprises, Inc. (a)	76	1,513
Fastenal Co.	3,354	143,685
Foundation Building Materials, Inc. (a)	97	1,514
GATX Corp. (b)	199	12,135
GMS, Inc. (a)	242	5,951
H&E Equipment Services, Inc.	169	3,123
HD Supply Holdings, Inc. (a)	942	32,640
Herc Holdings, Inc. (a)	141	4,333
Kaman Corp.	157	6,531
MRC Global, Inc. (a)	457	2,701
MSC Industrial Direct Co., Inc. Class A	256	18,639
Now, Inc. (a)	631	5,446
Rush Enterprises, Inc. Class A	155	6,426
SiteOne Landscape Supply, Inc. (a)(b)	261	29,746
Textainer Group Holdings Ltd. (a)(b)	282	2,307
Titan Machinery, Inc. (a)	65	706
Triton International Ltd. (b)	297	8,981
United Rentals, Inc. (a)	431	64,236
Univar, Inc. (a)	782	13,185
Veritiv Corp. (a)	66	1,119
W.W. Grainger, Inc.	257	80,739
Watsco, Inc.	190	33,763
WESCO International, Inc. (a)	277	9,725
		541,323
Transportation Infrastructure - 0.0%
Macquarie Infrastructure Co. LLC	440	13,504

TOTAL INDUSTRIALS		15,280,984

INFORMATION TECHNOLOGY - 25.7%
Communications Equipment - 0.9%
Acacia Communications, Inc. (a)	214	14,379
ADTRAN, Inc.	389	4,252
Applied Optoelectronics, Inc. (a)	70	761
Arista Networks, Inc. (a)(b)	319	67,000
CalAmp Corp. (a)	151	1,210
Calix Networks, Inc. (a)	242	3,606
Casa Systems, Inc. (a)	111	462
Ciena Corp. (a)	921	49,881
Cisco Systems, Inc.	24,858	1,159,377
CommScope Holding Co., Inc. (a)	1,101	9,171
Comtech Telecommunications Corp.	143	2,415
Digi International, Inc. (a)	160	1,864
EchoStar Holding Corp. Class A (a)	257	7,186
Extreme Networks, Inc. (a)	746	3,238
F5 Networks, Inc. (a)	363	50,631
Harmonic, Inc. (a)	554	2,632
Infinera Corp. (a)(b)	884	5,233
Inseego Corp. (a)(b)	298	3,457
InterDigital, Inc.	175	9,910
Juniper Networks, Inc.	1,910	43,663
Lumentum Holdings, Inc. (a)	462	37,621
Motorola Solutions, Inc.	1,002	140,410
NETGEAR, Inc. (a)	165	4,272
NetScout Systems, Inc. (a)	369	9,432
Plantronics, Inc. (b)	165	2,422
Sonus Networks, Inc. (a)	674	2,649
Ubiquiti, Inc.	70	12,219
ViaSat, Inc. (a)	326	12,509
Viavi Solutions, Inc. (a)	1,285	16,371
		1,678,233
Electronic Equipment & Components - 0.7%
Akoustis Technologies, Inc.(a)(b)	144	1,194
Amphenol Corp. Class A	1,740	166,709
Arlo Technologies, Inc. (a)	335	864
Arrow Electronics, Inc. (a)	461	31,666
Avnet, Inc.	571	15,922
Badger Meter, Inc. (b)	165	10,382
Belden, Inc.	223	7,259
Benchmark Electronics, Inc.	211	4,558
CDW Corp.	847	98,404
Cognex Corp.	1,012	60,437
Coherent, Inc. (a)	137	17,944
Corning, Inc.	4,538	117,534
CTS Corp.	177	3,547
Dolby Laboratories, Inc. Class A	408	26,875
ePlus, Inc. (a)	82	5,796
Fabrinet (a)	230	14,357
FARO Technologies, Inc. (a)	102	5,467
Fitbit, Inc. (a)	1,299	8,392
FLIR Systems, Inc.	760	30,833
II-VI, Inc. (a)(b)	494	23,327
Insight Enterprises, Inc. (a)	201	9,889
IPG Photonics Corp. (a)	203	32,559
Itron, Inc. (a)	200	13,250
Jabil, Inc.	784	25,151
Keysight Technologies, Inc. (a)	1,101	110,959
Knowles Corp. (a)	459	7,004
Littelfuse, Inc.	137	23,376
Luna Innovations, Inc. (a)(b)	119	695
Methode Electronics, Inc. Class A	222	6,940
MTS Systems Corp.	93	1,636
Napco Security Technolgies, Inc. (a)	63	1,474
National Instruments Corp.	668	25,858
nLIGHT, Inc. (a)(b)	186	4,140
Novanta, Inc. (a)	198	21,140
OSI Systems, Inc. (a)	98	7,315
Par Technology Corp. (a)	70	2,095
PC Connection, Inc.	66	3,060
Plexus Corp. (a)	164	11,572
Rogers Corp. (a)(b)	107	13,332
Sanmina Corp. (a)	386	9,665
ScanSource, Inc. (a)	156	3,758
SYNNEX Corp.	261	31,260
TE Connectivity Ltd.	1,962	160,001
Trimble, Inc. (a)	1,494	64,526
TTM Technologies, Inc. (a)	554	6,570
Vishay Intertechnology, Inc.	748	11,422
Vishay Precision Group, Inc. (a)	59	1,450
Zebra Technologies Corp. Class A (a)	318	81,392
		1,342,956
IT Services - 5.4%
Accenture PLC Class A	3,725	799,832
Akamai Technologies, Inc. (a)	943	100,986
Alliance Data Systems Corp.	232	10,468
Amdocs Ltd.	797	48,521
Automatic Data Processing, Inc.	2,516	374,607
Black Knight, Inc. (a)	874	63,417
Booz Allen Hamilton Holding Corp. Class A	817	63,554
Brightcove, Inc. (a)	204	1,608
Broadridge Financial Solutions, Inc.	671	84,673
CACI International, Inc. Class A (a)	151	32,749
Cardtronics PLC (a)(b)	211	5,060
Cass Information Systems, Inc.	73	2,849
Cognizant Technology Solutions Corp. Class A	3,201	181,881
Conduent, Inc. (a)	994	2,376
CSG Systems International, Inc.	193	7,988
DXC Technology Co.	1,450	23,925
Endurance International Group Holdings, Inc. (a)	535	2,156
EPAM Systems, Inc. (a)	323	81,399
Euronet Worldwide, Inc. (a)	306	29,321
EVERTEC, Inc.	326	9,161
EVO Payments, Inc. Class A (a)	232	5,297
ExlService Holdings, Inc. (a)	192	12,173
Fastly, Inc. Class A (a)(b)	108	9,194
Fidelity National Information Services, Inc.	3,615	484,735
Fiserv, Inc. (a)	3,294	321,560
FleetCor Technologies, Inc. (a)	496	124,759
Gartner, Inc. (a)	526	63,820
Genpact Ltd.	949	34,657
Global Payments, Inc.	1,753	297,344
GoDaddy, Inc. (a)	975	71,497
GreenSky, Inc. Class A (a)(b)	213	1,044
GTT Communications, Inc. (a)(b)	132	1,077
Hackett Group, Inc.	159	2,153
i3 Verticals, Inc. Class A (a)	81	2,450
IBM Corp.	5,201	628,125
International Money Express, Inc. (a)	142	1,769
Jack Henry & Associates, Inc.	450	82,814
KBR, Inc.	816	18,401
Leidos Holdings, Inc.	780	73,063
Limelight Networks, Inc. (a)	717	5,277
Liveramp Holdings, Inc. (a)	384	16,308
ManTech International Corp. Class A	153	10,479
MasterCard, Inc. Class A	5,170	1,528,769
Maximus, Inc.	377	26,560
MongoDB, Inc. Class A (a)(b)	215	48,663
NIC, Inc.	422	9,689
Okta, Inc. (a)	683	136,757
Paychex, Inc.	1,861	140,971
PayPal Holdings, Inc. (a)	6,877	1,198,180
Paysign, Inc. (a)(b)	151	1,466
Perficient, Inc. (a)	188	6,727
Perspecta, Inc.	794	18,445
Repay Holdings Corp. (a)	275	6,773
Sabre Corp.	1,549	12,485
Science Applications International Corp.	310	24,081
Square, Inc. (a)	2,004	210,300
Switch, Inc. Class A	306	5,453
Sykes Enterprises, Inc. (a)	211	5,836
The Western Union Co.	2,468	53,358
Ttec Holdings, Inc.	105	4,889
Twilio, Inc. Class A (a)	756	165,882
Unisys Corp. (a)	299	3,262
VeriSign, Inc. (a)	604	124,925
Verra Mobility Corp. (a)	735	7,556
Virtusa Corp. (a)	169	5,487
Visa, Inc. Class A	9,866	1,905,815
WEX, Inc. (a)	253	41,748
		9,888,604
Semiconductors & Semiconductor Equipment - 4.4%
ACM Research, Inc. (a)	51	3,180
Advanced Energy Industries, Inc. (a)	219	14,846
Advanced Micro Devices, Inc. (a)	6,820	358,800
Alpha & Omega Semiconductor Ltd. (a)	107	1,164
Ambarella, Inc. (a)	178	8,152
Amkor Technology, Inc. (a)	598	7,361
Analog Devices, Inc.	2,149	263,553
Applied Materials, Inc.	5,392	325,946
Axcelis Technologies, Inc. (a)	167	4,651
Broadcom, Inc.	2,342	739,159
Brooks Automation, Inc.	479	21,191
Cabot Microelectronics Corp.	165	23,024
Ceva, Inc. (a)	115	4,303
Cirrus Logic, Inc. (a)	348	21,499
Cohu, Inc. (b)	243	4,214
Cree, Inc. (a)	659	39,006
Diodes, Inc. (a)	227	11,509
DSP Group, Inc. (a)	130	2,064
Enphase Energy, Inc. (a)	456	21,692
Entegris, Inc.	808	47,712
First Solar, Inc. (a)(b)	432	21,384
FormFactor, Inc. (a)	431	12,641
Ichor Holdings Ltd. (a)	129	3,429
Impinj, Inc. (a)	72	1,978
Inphi Corp. (a)	285	33,488
Intel Corp.	24,798	1,483,664
KLA-Tencor Corp.	907	176,393
Kulicke & Soffa Industries, Inc.	348	7,249
Lam Research Corp.	847	273,971
Lattice Semiconductor Corp. (a)	745	21,151
MACOM Technology Solutions Holdings, Inc. (a)	253	8,691
Marvell Technology Group Ltd.	3,897	136,629
Maxim Integrated Products, Inc.	1,595	96,673
MaxLinear, Inc. Class A (a)	381	8,176
Microchip Technology, Inc.	1,451	152,805
Micron Technology, Inc. (a)	6,465	333,077
MKS Instruments, Inc.	336	38,049
Monolithic Power Systems, Inc.	252	59,724
NeoPhotonics Corp. (a)	274	2,433
NVE Corp.	22	1,360
NVIDIA Corp.	3,603	1,368,816
ON Semiconductor Corp. (a)	2,349	46,557
Onto Innovation, Inc. (a)	278	9,463
PDF Solutions, Inc. (a)	137	2,680
Photronics, Inc. (a)	359	3,996
Power Integrations, Inc. (b)	191	22,563
Qorvo, Inc. (a)	685	75,713
Qualcomm, Inc.	6,595	601,530
Rambus, Inc. (a)	633	9,622
Semtech Corp. (a)	373	19,478
Silicon Laboratories, Inc. (a)	275	27,574
Skyworks Solutions, Inc.	979	125,175
SMART Global Holdings, Inc. (a)	81	2,202
SolarEdge Technologies, Inc. (a)	296	41,079
SunPower Corp. (a)(b)	527	4,037
Synaptics, Inc. (a)	188	11,303
Teradyne, Inc.	990	83,665
Texas Instruments, Inc.	5,379	682,972
Ultra Clean Holdings, Inc. (a)	225	5,092
Universal Display Corp.	243	36,358
Veeco Instruments, Inc. (a)(b)	249	3,359
Xilinx, Inc.	1,438	141,485
		8,120,710
Software - 9.2%
2U, Inc. (a)(b)	360	13,666
8x8, Inc. (a)(b)	567	9,072
A10 Networks, Inc. (a)	371	2,527
ACI Worldwide, Inc. (a)	660	17,813
Adobe, Inc. (a)	2,820	1,227,574
Agilysys, Inc. (a)	115	2,063
Alarm.com Holdings, Inc. (a)	246	15,943
Altair Engineering, Inc. Class A (a)(b)	217	8,626
Alteryx, Inc. Class A (a)(b)	296	48,627
Anaplan, Inc. (a)	553	25,056
ANSYS, Inc. (a)	501	146,157
AppFolio, Inc. (a)	81	13,180
Appian Corp. Class A (a)(b)	194	9,943
Aspen Technology, Inc. (a)	406	42,066
Asure Software, Inc. (a)	112	720
Autodesk, Inc. (a)	1,286	307,598
Avalara, Inc. (a)	407	54,168
Avaya Holdings Corp. (a)(b)	554	6,847
Benefitfocus, Inc. (a)	195	2,098
Blackbaud, Inc.	276	15,754
BlackLine, Inc. (a)	280	23,215
Bottomline Technologies, Inc. (a)	208	10,560
Box, Inc. Class A (a)	915	18,995
Cadence Design Systems, Inc. (a)	1,645	157,854
CDK Global, Inc.	686	28,414
Cerence, Inc. (a)(b)	219	8,944
Ceridian HCM Holding, Inc. (a)	580	45,977
Citrix Systems, Inc.	672	99,396
Cloudera, Inc. (a)	1,391	17,694
CommVault Systems, Inc. (a)	246	9,520
Cornerstone OnDemand, Inc. (a)	372	14,344
Coupa Software, Inc. (a)	393	108,877
Crowdstrike Holdings, Inc.	118	11,834
Digimarc Corp. (a)	81	1,295
Digital Turbine, Inc. (a)	353	4,437
DocuSign, Inc. (a)	762	131,224
Domo, Inc. Class B (a)	114	3,667
Dropbox, Inc. Class A (a)	1,223	26,625
Dynatrace, Inc.	916	37,190
Ebix, Inc. (b)	121	2,706
Elastic NV (a)	218	20,102
Envestnet, Inc. (a)	337	24,783
Everbridge, Inc. (a)	213	29,471
Fair Isaac Corp. (a)	173	72,321
FireEye, Inc. (a)(b)	1,225	14,914
Five9, Inc. (a)	374	41,391
Forescout Technologies, Inc. (a)	206	4,367
Fortinet, Inc. (a)	788	108,169
Globalscape, Inc.	103	1,004
Guidewire Software, Inc. (a)	488	54,095
HubSpot, Inc. (a)	246	55,190
Intelligent Systems Corp. (a)	30	1,022
Intuit, Inc.	1,529	452,875
j2 Global, Inc.	263	16,624
LivePerson, Inc. (a)	335	13,879
LogMeIn, Inc.	276	23,397
Manhattan Associates, Inc. (a)	371	34,948
Microsoft Corp.	44,414	9,038,637
MicroStrategy, Inc. Class A (a)	48	5,678
Mitek Systems, Inc. (a)	228	2,191
MobileIron, Inc. (a)	554	2,731
Model N, Inc. (a)	150	5,214
New Relic, Inc. (a)	327	22,530
Nortonlifelock, Inc.	3,196	63,377
Nuance Communications, Inc. (a)	1,690	42,765
Nutanix, Inc. Class A (a)	826	19,580
Onespan, Inc. (a)	197	5,502
Oracle Corp.	12,183	673,354
Palo Alto Networks, Inc. (a)	573	131,601
Parametric Technology Corp. (a)	625	48,619
Pareteum Corp. (a)(b)	313	194
Paycom Software, Inc. (a)	289	89,512
Paylocity Holding Corp. (a)(b)	207	30,199
Pegasystems, Inc.	215	21,752
Pluralsight, Inc. (a)	466	8,411
Progress Software Corp.	258	9,998
Proofpoint, Inc. (a)	334	37,114
PROS Holdings, Inc. (a)	223	9,908
Q2 Holdings, Inc. (a)	280	24,021
QAD, Inc. Class A	63	2,601
Qualys, Inc. (a)	188	19,556
Rapid7, Inc. (a)	255	13,010
RealPage, Inc. (a)	495	32,180
RingCentral, Inc. (a)	452	128,825
SailPoint Technologies Holding, Inc. (a)(b)	478	12,653
Salesforce.com, Inc. (a)	5,282	989,477
SecureWorks Corp. (a)	46	526
ServiceNow, Inc. (a)	1,118	452,857
ShotSpotter, Inc. (a)	54	1,361
Smartsheet, Inc. (a)	559	28,464
Smith Micro Software, Inc. (a)(b)	172	767
SolarWinds, Inc. (a)(b)	368	6,503
Splunk, Inc. (a)	936	185,983
SPS Commerce, Inc. (a)	197	14,799
SS&C Technologies Holdings, Inc.	1,309	73,932
SurveyMonkey (a)	509	11,982
Synchronoss Technologies, Inc. (a)	197	695
Synopsys, Inc. (a)	881	171,795
TeleNav, Inc. (a)	210	1,153
Tenable Holdings, Inc. (a)	239	7,125
Teradata Corp. (a)	630	13,104
The Trade Desk, Inc. (a)(b)	244	99,186
Tyler Technologies, Inc. (a)	238	82,557
Upland Software, Inc. (a)	127	4,415
Varonis Systems, Inc. (a)	206	18,227
Verint Systems, Inc. (a)	377	17,033
VirnetX Holding Corp. (b)	385	2,503
VMware, Inc. Class A (a)(b)	460	71,236
Workday, Inc. Class A (a)	963	180,428
Workiva, Inc. (a)	214	11,447
Xperi Holding Corp.	594	8,767
Yext, Inc. (a)	530	8,803
Zendesk, Inc. (a)	670	59,315
Zix Corp. (a)	261	1,801
Zoom Video Communications, Inc. Class A (a)(b)	165	41,834
Zscaler, Inc. (a)(b)	397	43,472
Zuora, Inc. (a)	393	5,011
		16,819,089
Technology Hardware, Storage & Peripherals - 5.1%
3D Systems Corp. (a)(b)	692	4,837
Apple, Inc.	23,863	8,705,222
Avid Technology, Inc. (a)(b)	185	1,345
Dell Technologies, Inc. (a)	943	51,808
Diebold Nixdorf, Inc. (a)(b)	478	2,897
Hewlett Packard Enterprise Co.	7,629	74,230
HP, Inc.	8,476	147,737
Immersion Corp. (a)	125	779
NCR Corp. (a)	721	12,488
NetApp, Inc.	1,277	56,660
Pure Storage, Inc. Class A (a)	1,276	22,113
Seagate Technology LLC	1,359	65,789
Western Digital Corp.	1,755	77,483
Xerox Holdings Corp.	1,052	16,085
		9,239,473

TOTAL INFORMATION TECHNOLOGY		47,089,065

MATERIALS - 2.6%
Chemicals - 1.7%
Advanced Emissions Solutions, Inc.	95	461
AdvanSix, Inc. (a)	134	1,573
Air Products & Chemicals, Inc.	1,286	310,518
Albemarle Corp. U.S.	610	47,098
American Vanguard Corp.	207	2,848
Amyris, Inc. (a)(b)	218	931
Ashland Global Holdings, Inc.	416	28,746
Axalta Coating Systems Ltd. (a)	1,184	26,699
Balchem Corp.	182	17,265
Cabot Corp.	316	11,708
Celanese Corp. Class A	696	60,093
CF Industries Holdings, Inc.	1,314	36,976
Chase Corp.	45	4,613
Corteva, Inc.	4,403	117,956
Dow, Inc.	4,341	176,939
DuPont de Nemours, Inc.	4,285	227,662
Eastman Chemical Co.	788	54,876
Ecolab, Inc.	1,448	288,080
Element Solutions, Inc. (a)	1,253	13,595
Ferro Corp. (a)	464	5,540
FMC Corp.	764	76,110
GCP Applied Technologies, Inc. (a)	305	5,667
H.B. Fuller Co.	288	12,845
Huntsman Corp.	1,283	23,056
Ingevity Corp. (a)	231	12,144
Innospec, Inc.	138	10,661
International Flavors & Fragrances, Inc. (b)	628	76,905
Intrepid Potash, Inc. (a)	452	447
Koppers Holdings, Inc. (a)	132	2,487
Kraton Performance Polymers, Inc. (a)	203	3,508
Kronos Worldwide, Inc. (b)	103	1,072
Linde PLC	3,080	653,299
Livent Corp. (a)(b)	829	5,107
LyondellBasell Industries NV Class A	1,507	99,040
Minerals Technologies, Inc.	188	8,823
NewMarket Corp.	42	16,820
Olin Corp.	920	10,571
PolyOne Corp.	510	13,377
PPG Industries, Inc.	1,387	147,105
PQ Group Holdings, Inc. (a)	231	3,058
Quaker Chemical Corp.	75	13,924
Rayonier Advanced Materials, Inc.	220	618
RPM International, Inc.	765	57,421
Sensient Technologies Corp.	240	12,518
Sherwin-Williams Co.	474	273,901
Stepan Co.	115	11,167
The Chemours Co. LLC	918	14,091
The Mosaic Co.	1,981	24,782
The Scotts Miracle-Gro Co. Class A	232	31,197
Tredegar Corp.	136	2,094
Trinseo SA (b)	216	4,787
Tronox Holdings PLC	498	3,596
Valvoline, Inc.	1,066	20,606
Venator Materials PLC (a)	255	456
W.R. Grace & Co.	317	16,107
Westlake Chemical Corp.	203	10,891
		3,114,435
Construction Materials - 0.1%
Eagle Materials, Inc.	235	16,502
Forterra, Inc. (a)	139	1,551
Martin Marietta Materials, Inc.	369	76,224
Summit Materials, Inc. (a)	625	10,050
U.S. Concrete, Inc. (a)	82	2,034
Vulcan Materials Co.	777	90,015
		196,376
Containers & Packaging - 0.4%
Amcor PLC	9,104	92,952
Aptargroup, Inc.	380	42,552
Avery Dennison Corp.	493	56,246
Ball Corp.	1,907	132,517
Berry Global Group, Inc. (a)	747	33,107
Crown Holdings, Inc. (a)	806	52,495
Graphic Packaging Holding Co.	1,633	22,846
Greif, Inc. Class A	152	5,230
International Paper Co.	2,330	82,039
Myers Industries, Inc.	229	3,332
O-I Glass, Inc.	897	8,055
Packaging Corp. of America	564	56,287
Sealed Air Corp.	881	28,941
Silgan Holdings, Inc.	442	14,316
Sonoco Products Co.	636	33,256
UFP Technologies, Inc. (a)	36	1,586
WestRock Co.	1,549	43,775
		709,532
Metals & Mining - 0.4%
Alcoa Corp. (a)	1,041	11,701
Allegheny Technologies, Inc. (a)	727	7,408
Arconic Rolled Products Corp. (a)	547	7,620
Carpenter Technology Corp.	267	6,483
Century Aluminum Co. (a)(b)	213	1,519
Cleveland-Cliffs, Inc. (b)	2,265	12,503
Coeur d'Alene Mines Corp. (a)	1,361	6,914
Commercial Metals Co.	672	13,709
Compass Minerals International, Inc.	195	9,506
Contura Energy, Inc. (a)	151	459
Freeport-McMoRan, Inc.	8,552	98,947
Gold Resource Corp.	378	1,554
Haynes International, Inc.	56	1,308
Hecla Mining Co.	2,844	9,300
Kaiser Aluminum Corp.	88	6,479
Materion Corp.	118	7,256
McEwen Mining, Inc. (a)(b)	1,869	1,888
Newmont Corp.	4,709	290,734
Nucor Corp.	1,786	73,958
Reliance Steel & Aluminum Co.	375	35,599
Royal Gold, Inc.	399	49,604
Ryerson Holding Corp. (a)	91	512
Schnitzer Steel Industries, Inc. Class A	163	2,875
Steel Dynamics, Inc.	1,220	31,830
SunCoke Energy, Inc.	492	1,456
TimkenSteel Corp. (a)(b)	156	607
United States Steel Corp. (b)	1,016	7,336
Warrior Metropolitan Coal, Inc.	289	4,448
Worthington Industries, Inc.	216	8,057
		711,570
Paper & Forest Products - 0.0%
Boise Cascade Co.	226	8,500
Clearwater Paper Corp. (a)	102	3,685
Domtar Corp.	338	7,135
Louisiana-Pacific Corp.	665	17,057
Mercer International, Inc. (SBI)	182	1,485
Neenah, Inc.	90	4,451
P.H. Glatfelter Co.	264	4,237
Resolute Forest Products (a)	354	747
Schweitzer-Mauduit International, Inc.	187	6,248
Verso Corp.	209	2,500
		56,045

TOTAL MATERIALS		4,787,958

REAL ESTATE - 3.5%
Equity Real Estate Investment Trusts (REITs) - 3.4%
Acadia Realty Trust (SBI)	495	6,425
Agree Realty Corp.	306	20,107
Alexander & Baldwin, Inc.	388	4,730
Alexanders, Inc.	12	2,891
Alexandria Real Estate Equities, Inc.	743	120,552
American Assets Trust, Inc.	271	7,545
American Campus Communities, Inc.	784	27,409
American Finance Trust, Inc.	602	4,777
American Homes 4 Rent Class A	1,521	40,915
American Tower Corp.	2,598	671,687
Americold Realty Trust	1,130	41,019
Apartment Investment & Management Co. Class A	915	34,441
Apple Hospitality (REIT), Inc.	1,208	11,669
Armada Hoffler Properties, Inc.	301	2,995
Ashford Hospitality Trust, Inc.	297	215
AvalonBay Communities, Inc.	817	126,341
Bluerock Residential Growth (REIT), Inc.	100	808
Boston Properties, Inc.	888	80,257
Braemar Hotels & Resorts, Inc.	135	386
Brandywine Realty Trust (SBI)	1,003	10,923
Brixmor Property Group, Inc.	1,686	21,615
Camden Property Trust (SBI)	575	52,452
CareTrust (REIT), Inc.	544	9,335
CatchMark Timber Trust, Inc.	262	2,319
CBL & Associates Properties, Inc. (a)(b)	625	170
Chatham Lodging Trust	267	1,634
City Office REIT, Inc.	300	3,018
Colony Capital, Inc.	2,851	6,842
Columbia Property Trust, Inc.	681	8,948
Community Healthcare Trust, Inc.	109	4,458
CoreCivic, Inc.	678	6,346
CorEnergy Infrastructure Trust, Inc.	70	641
CorePoint Lodging, Inc.	270	1,137
CoreSite Realty Corp.	234	28,328
Corporate Office Properties Trust (SBI)	633	16,040
Cousins Properties, Inc.	832	24,819
Crown Castle International Corp.	2,443	408,836
CubeSmart	1,097	29,608
CyrusOne, Inc.	691	50,270
DiamondRock Hospitality Co.	1,141	6,310
Digital Realty Trust, Inc.	1,574	223,681
Douglas Emmett, Inc.	1,044	32,009
Duke Realty Corp.	2,156	76,301
Easterly Government Properties, Inc.	429	9,918
EastGroup Properties, Inc.	226	26,806
Empire State Realty Trust, Inc.	811	5,677
EPR Properties	445	14,743
Equinix, Inc.	519	364,494
Equity Commonwealth	722	23,248
Equity Lifestyle Properties, Inc.	1,070	66,854
Equity Residential (SBI)	2,041	120,052
Essential Properties Realty Trust, Inc.	495	7,346
Essex Property Trust, Inc.	388	88,918
Extra Space Storage, Inc.	758	70,016
Federal Realty Investment Trust (SBI)	429	36,555
First Industrial Realty Trust, Inc.	720	27,677
Four Corners Property Trust, Inc.	400	9,760
Franklin Street Properties Corp.	610	3,105
Front Yard Residential Corp. Class B	295	2,567
Gaming & Leisure Properties	1,224	42,350
Getty Realty Corp.	196	5,817
Gladstone Commercial Corp.	173	3,244
Gladstone Land Corp.	81	1,285
Global Medical REIT, Inc.	213	2,413
Global Net Lease, Inc.	508	8,499
Government Properties Income Trust	269	6,986
HCP, Inc.	3,246	89,460
Healthcare Realty Trust, Inc.	759	22,231
Healthcare Trust of America, Inc.	1,263	33,495
Hersha Hospitality Trust	208	1,198
Highwoods Properties, Inc. (SBI)	594	22,174
Hospitality Properties Trust (SBI)	919	6,516
Host Hotels & Resorts, Inc.	4,258	45,944
Hudson Pacific Properties, Inc.	889	22,367
Independence Realty Trust, Inc.	509	5,848
Industrial Logistics Properties Trust	359	7,377
Investors Real Estate Trust	69	4,864
Invitation Homes, Inc.	3,159	86,967
Iron Mountain, Inc.	1,713	44,709
iStar Financial, Inc.	367	4,521
JBG SMITH Properties	674	19,930
Jernigan Capital, Inc.	129	1,765
Kilroy Realty Corp.	666	39,094
Kimco Realty Corp.	2,600	33,384
Kite Realty Group Trust	489	5,643
Lamar Advertising Co. Class A	528	35,249
Lexington Corporate Properties Trust	1,788	18,863
Life Storage, Inc.	297	28,200
LTC Properties, Inc.	225	8,476
Mack-Cali Realty Corp.	515	7,874
Medical Properties Trust, Inc.	3,052	57,378
Mid-America Apartment Communities, Inc.	672	77,058
Monmouth Real Estate Investment Corp. Class A	552	7,998
National Health Investors, Inc.	263	15,969
National Retail Properties, Inc.	1,000	35,480
National Storage Affiliates Trust	425	12,181
New Senior Investment Group, Inc.	501	1,814
NexPoint Residential Trust, Inc.	129	4,560
Omega Healthcare Investors, Inc.	1,345	39,987
Outfront Media, Inc.	814	11,534
Paramount Group, Inc.	1,827	14,086
Park Hotels & Resorts, Inc.	1,358	13,431
Pebblebrook Hotel Trust	758	10,354
Pennsylvania Real Estate Investment Trust (SBI) (b)	290	394
Physicians Realty Trust	1,226	21,480
Piedmont Office Realty Trust, Inc. Class A	697	11,577
Plymouth Industrial REIT, Inc.	76	973
Potlatch Corp.	404	15,364
Preferred Apartment Communities, Inc. Class A	278	2,113
Prologis, Inc.	4,302	401,506
PS Business Parks, Inc.	112	14,829
Public Storage	875	167,904
QTS Realty Trust, Inc. Class A	376	24,098
Ramco-Gershenson Properties Trust (SBI)	474	3,299
Rayonier, Inc.	807	20,006
Realty Income Corp.	2,011	119,655
Regency Centers Corp.	1,005	46,119
Retail Opportunity Investments Corp.	661	7,489
Retail Properties America, Inc.	1,236	9,048
Retail Value, Inc.	70	865
Rexford Industrial Realty, Inc.	689	28,545
RLJ Lodging Trust	960	9,062
Ryman Hospitality Properties, Inc.	312	10,795
Sabra Health Care REIT, Inc.	1,247	17,994
Safety Income and Growth, Inc.	69	3,967
Saul Centers, Inc.	66	2,130
SBA Communications Corp. Class A	657	195,733
Senior Housing Properties Trust (SBI)	1,350	5,974
Seritage Growth Properties (a)(b)	190	2,166
Simon Property Group, Inc.	1,800	123,084
SITE Centers Corp.	864	6,998
SL Green Realty Corp.	467	23,018
Spirit Realty Capital, Inc.	656	22,868
Stag Industrial, Inc.	842	24,687
Store Capital Corp.	1,362	32,429
Summit Hotel Properties, Inc.	556	3,297
Sun Communities, Inc.	585	79,373
Sunstone Hotel Investors, Inc.	1,286	10,481
Tanger Factory Outlet Centers, Inc. (b)	527	3,758
Taubman Centers, Inc.	353	13,329
Terreno Realty Corp.	433	22,793
The GEO Group, Inc.	694	8,210
The Macerich Co. (b)	668	5,992
UDR, Inc.	1,731	64,705
UMH Properties, Inc.	204	2,638
Uniti Group, Inc.	1,096	10,248
Universal Health Realty Income Trust (SBI)	73	5,803
Urban Edge Properties	651	7,727
Urstadt Biddle Properties, Inc. Class A	159	1,889
Ventas, Inc.	2,187	80,088
VEREIT, Inc.	6,484	41,692
VICI Properties, Inc.	2,750	55,523
Vornado Realty Trust	963	36,796
Washington Prime Group, Inc. (b)	1,000	841
Washington REIT (SBI)	457	10,145
Weingarten Realty Investors (SBI)	685	12,967
Welltower, Inc.	2,467	127,667
Weyerhaeuser Co.	4,387	98,532
Whitestone REIT Class B	271	1,970
WP Carey, Inc.	1,016	68,732
Xenia Hotels & Resorts, Inc.	662	6,176
		6,235,059
Real Estate Management & Development - 0.1%
Altisource Portfolio Solutions SA (a)	44	649
CBRE Group, Inc. (a)	1,958	88,541
Cto Realty Growth, Inc.	28	1,106
eXp World Holdings, Inc. (a)(b)	129	2,199
Forestar Group, Inc. (a)	88	1,327
Howard Hughes Corp. (a)	297	15,429
Jones Lang LaSalle, Inc.	297	30,728
Kennedy-Wilson Holdings, Inc.	701	10,669
Marcus & Millichap, Inc. (a)	136	3,925
Newmark Group, Inc.	858	4,170
RE/MAX Holdings, Inc.	99	3,112
Realogy Holdings Corp.	621	4,602
Redfin Corp. (a)	557	23,344
The RMR Group, Inc.	88	2,593
The St. Joe Co. (a)(b)	178	3,457
		195,851

TOTAL REAL ESTATE		6,430,910

UTILITIES - 2.9%
Electric Utilities - 1.7%
Allete, Inc.	329	17,967
Alliant Energy Corp.	1,489	71,234
American Electric Power Co., Inc.	2,876	229,045
Avangrid, Inc.	314	13,182
Duke Energy Corp.	4,305	343,926
Edison International	2,249	122,143
El Paso Electric Co.	229	15,343
Entergy Corp.	1,165	109,289
Evergy, Inc.	1,335	79,152
Eversource Energy	1,977	164,625
Exelon Corp.	5,676	205,982
FirstEnergy Corp.	3,160	122,545
Hawaiian Electric Industries, Inc.	652	23,511
IDACORP, Inc.	288	25,163
MGE Energy, Inc. (b)	242	15,611
NextEra Energy, Inc.	2,865	688,087
NRG Energy, Inc.	1,487	48,417
OGE Energy Corp.	1,218	36,978
Otter Tail Corp.	223	8,650
Pinnacle West Capital Corp.	672	49,251
PNM Resources, Inc.	444	17,067
Portland General Electric Co.	537	22,452
PPL Corp.	4,491	116,047
Southern Co.	6,195	321,211
Xcel Energy, Inc.	3,054	190,875
		3,057,753
Gas Utilities - 0.1%
Atmos Energy Corp.	701	69,806
Chesapeake Utilities Corp.	92	7,728
National Fuel Gas Co.	519	21,762
New Jersey Resources Corp.	548	17,892
Northwest Natural Holding Co. (b)	173	9,652
ONE Gas, Inc.	301	23,192
South Jersey Industries, Inc.	517	12,920
Southwest Gas Holdings, Inc.	312	21,544
Spire, Inc.	295	19,384
UGI Corp.	1,254	39,877
		243,757
Independent Power and Renewable Electricity Producers - 0.1%
Clearway Energy, Inc.:
Class A	224	4,697
Class C	403	9,293
Ormat Technologies, Inc.	289	18,349
Sunnova Energy International, Inc.	77	1,314
Terraform Power, Inc.	461	8,501
The AES Corp.	3,953	57,279
Vistra Energy Corp.	2,649	49,324
		148,757
Multi-Utilities - 0.9%
Ameren Corp.	1,439	101,248
Avista Corp.	404	14,702
Black Hills Corp.	423	23,967
CenterPoint Energy, Inc.	3,303	61,667
CMS Energy Corp.	1,657	96,802
Consolidated Edison, Inc.	1,936	139,256
Dominion Energy, Inc.	4,915	399,000
DTE Energy Co.	1,125	120,938
MDU Resources Group, Inc.	1,136	25,196
NiSource, Inc.	2,218	50,437
NorthWestern Energy Corp.	281	15,320
Public Service Enterprise Group, Inc.	2,945	144,776
Sempra Energy	1,723	201,987
Unitil Corp.	84	3,765
WEC Energy Group, Inc.	1,836	160,925
		1,559,986
Water Utilities - 0.1%
American States Water Co. (b)	208	16,355
American Water Works Co., Inc.	1,054	135,608
Cadiz, Inc. (a)(b)	134	1,361
California Water Service Group	273	13,022
Essential Utilities, Inc.	1,275	53,856
Middlesex Water Co.	100	6,718
SJW Corp. (b)	146	9,068
York Water Co.	70	3,357
		239,345

TOTAL UTILITIES		5,249,598

TOTAL COMMON STOCKS
(Cost $163,342,779)		177,257,545

Money Market Funds - 5.0%
Fidelity Cash Central Fund 0.12% (e)	5,731,219	5,732,365
Fidelity Securities Lending Cash Central Fund 0.12% (e)(f)	3,499,677	3,500,027
TOTAL MONEY MARKET FUNDS
(Cost $9,232,392)		9,232,392
TOTAL INVESTMENT IN SECURITIES - 101.6%
(Cost $172,575,171)		186,489,937
NET OTHER ASSETS (LIABILITIES) - (1.6)%		(2,984,674)
NET ASSETS - 100%		$183,505,263

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	6	Sept. 2020	$431,280	$15,596	$15,596
CME E-mini S&P 500 Index Contracts (United States)	37	Sept. 2020	5,716,870	42,499	42,499
CME E-mini S&P MidCap 400 Index Contracts (United States)	2	Sept. 2020	355,820	2,308	2,308
TOTAL FUTURES CONTRACTS					$60,403

The notional amount of futures purchased as a percentage of Net Assets is 3.5%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Level 3 security

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $10,629 or 0.0% of net assets.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$11,687
Fidelity Securities Lending Cash Central Fund	9,999
Total	$21,686

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$17,522,769	$17,521,981	$--	$788
Consumer Discretionary	20,038,336	20,038,336	--	--
Consumer Staples	11,177,255	11,177,255	--	--
Energy	4,675,740	4,675,740	--	--
Financials	18,790,006	18,790,006	--	--
Health Care	26,214,924	26,214,924	--	--
Industrials	15,280,984	15,280,984	--	--
Information Technology	47,089,065	47,089,065	--	--
Materials	4,787,958	4,787,958	--	--
Real Estate	6,430,910	6,430,910	--	--
Utilities	5,249,598	5,249,598	--	--
Money Market Funds	9,232,392	9,232,392	--	--
Total Investments in Securities:	$186,489,937	$186,489,149	$--	$788
Derivative Instruments:
Assets
Futures Contracts	$60,403	$60,403	$--	$--
Total Assets	$60,403	$60,403	$--	$--
Total Derivative Instruments:	$60,403	$60,403	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2020. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$60,403	$0
Total Equity Risk	60,403	0
Total Value of Derivatives	$60,403	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

VIP Total Market Index Portfolio

Financial Statements

Statement of Assets and Liabilities

		June 30, 2020 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $3,471,899) — See accompanying schedule: Unaffiliated issuers (cost $163,342,779)	$177,257,545
Fidelity Central Funds (cost $9,232,392)	9,232,392
Total Investment in Securities (cost $172,575,171)		$186,489,937
Segregated cash with brokers for derivative instruments		518,800
Cash		28,258
Foreign currency held at value (cost $1,730)		1,784
Receivable for investments sold		3,442
Dividends receivable		143,056
Distributions receivable from Fidelity Central Funds		4,540
Receivable for daily variation margin on futures contracts		87,953
Total assets		187,277,770
Liabilities
Payable for investments purchased	$1,805
Payable for fund shares redeemed	251,296
Accrued management fee	9,022
Distribution and service plan fees payable	445
Other affiliated payables	9,022
Other payables and accrued expenses	871
Collateral on securities loaned	3,500,046
Total liabilities		3,772,507
Net Assets		$183,505,263
Net Assets consist of:
Paid in capital		$170,463,380
Total accumulated earnings (loss)		13,041,883
Net Assets		$183,505,263
Net Asset Value and Maximum Offering Price
Initial Class:
Net Asset Value, offering price and redemption price per share ($181,119,232 ÷ 15,877,575 shares)		$11.41
Service Class:
Net Asset Value, offering price and redemption price per share ($277,477 ÷ 24,336 shares)		$11.40
Service Class 2:
Net Asset Value, offering price and redemption price per share ($2,108,554 ÷ 185,101 shares)		$11.39

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2020 (Unaudited)
Investment Income
Dividends		$1,589,023
Interest		531
Income from Fidelity Central Funds (including $9,999 from security lending)		21,686
Total income		1,611,240
Expenses
Management fee	$50,942
Transfer agent fees	50,942
Distribution and service plan fees	2,230
Independent trustees' fees and expenses	527
Miscellaneous	2,599
Total expenses before reductions	107,240
Expense reductions	(37)
Total expenses after reductions		107,203
Net investment income (loss)		1,504,037
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(1,783,633)
Fidelity Central Funds	(234)
Foreign currency transactions	(3)
Futures contracts	(205,021)
Total net realized gain (loss)		(1,988,891)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(5,880,090)
Assets and liabilities in foreign currencies	35
Futures contracts	6,842
Total change in net unrealized appreciation (depreciation)		(5,873,213)
Net gain (loss)		(7,862,104)
Net increase (decrease) in net assets resulting from operations		$(6,358,067)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2020 (Unaudited)	Year ended December 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,504,037	$2,310,100
Net realized gain (loss)	(1,988,891)	505,577
Change in net unrealized appreciation (depreciation)	(5,873,213)	29,743,716
Net increase (decrease) in net assets resulting from operations	(6,358,067)	32,559,393
Distributions to shareholders	(263,309)	(2,781,173)
Share transactions - net increase (decrease)	14,644,615	62,925,364
Total increase (decrease) in net assets	8,023,239	92,703,584
Net Assets
Beginning of period	175,482,024	82,778,440
End of period	$183,505,263	$175,482,024

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP Total Market Index Portfolio Initial Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$11.86	$9.23	$10.00
Income from Investment Operations
Net investment income (loss)B	.10	.20	.13
Net realized and unrealized gain (loss)	(.53)	2.63	(.81)
Total from investment operations	(.43)	2.83	(.68)
Distributions from net investment income	–	(.17)	(.08)
Distributions from net realized gain	(.02)	(.03)	(.01)
Total distributions	(.02)	(.20)	(.09)
Net asset value, end of period	$11.41	$11.86	$9.23
Total ReturnC,D,E	(3.66)%	30.70%	(6.76)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.12%H	.12%	.12%H
Expenses net of fee waivers, if any	.12%H	.12%	.12%H
Expenses net of all reductions	.12%H	.12%	.12%H
Net investment income (loss)	1.78%H	1.80%	1.84%H
Supplemental Data
Net assets, end of period (000 omitted)	$181,119	$173,833	$81,855
Portfolio turnover rateI	16%H	4%	4%H

 A For the period April 17, 2018 (commencement of operations) to December 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

VIP Total Market Index Portfolio Service Class

	Six months ended (Unaudited) June 30,	Year endedDecember 31,
	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$11.86	$10.73
Income from Investment Operations
Net investment income (loss)B	.09	.13
Net realized and unrealized gain (loss)	(.53)	1.19
Total from investment operations	(.44)	1.32
Distributions from net investment income	–	(.16)
Distributions from net realized gain	(.02)	(.03)
Total distributions	(.02)	(.19)
Net asset value, end of period	$11.40	$11.86
Total ReturnC,D,E	(3.75)%	12.36%
Ratios to Average Net AssetsF,G
Expenses before reductions	.22%H	.22%H
Expenses net of fee waivers, if any	.22%H	.22%H
Expenses net of all reductions	.22%H	.22%H
Net investment income (loss)	1.68%H	1.68%H
Supplemental Data
Net assets, end of period (000 omitted)	$277	$111
Portfolio turnover rateI	16%H	4%

 A For the period April 11, 2019 (commencement of sale of shares) to December 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

VIP Total Market Index Portfolio Service Class 2

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$11.86	$9.23	$10.00
Income from Investment Operations
Net investment income (loss)B	.08	.17	.12
Net realized and unrealized gain (loss)	(.53)	2.64	(.82)
Total from investment operations	(.45)	2.81	(.70)
Distributions from net investment income	–	(.14)	(.06)
Distributions from net realized gain	(.02)	(.03)	(.01)
Total distributions	(.02)	(.18)C	(.07)
Net asset value, end of period	$11.39	$11.86	$9.23
Total ReturnD,E,F	(3.83)%	30.44%	(6.96)%
Ratios to Average Net AssetsG,H
Expenses before reductions	.37%I	.37%	.37%I
Expenses net of fee waivers, if any	.37%I	.37%	.37%I
Expenses net of all reductions	.37%I	.37%	.37%I
Net investment income (loss)	1.53%I	1.55%	1.59%I
Supplemental Data
Net assets, end of period (000 omitted)	$2,109	$1,538	$923
Portfolio turnover rateJ	16%I	4%	4%I

 A For the period April 17, 2018 (commencement of operations) to December 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.18 per share is comprised of distributions from net investment income of $.144 and distributions from net realized gain of $.031 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

VIP Extended Market Index Portfolio

Investment Summary (Unaudited)

Top Ten Stocks as of June 30, 2020

% of fund's net assets
Moderna, Inc.	0.5
Teladoc Health, Inc.	0.4
Wayfair LLC Class A	0.4
Etsy, Inc.	0.3
Catalent, Inc.	0.3
Sarepta Therapeutics, Inc.	0.3
Neurocrine Biosciences, Inc.	0.3
Masimo Corp.	0.3
E*TRADE Financial Corp.	0.3
Abiomed, Inc.	0.3
3.4

Top Market Sectors as of June 30, 2020

% of fund's net assets
Health Care	16.1
Information Technology	15.9
Industrials	14.7
Financials	13.3
Consumer Discretionary	12.8
Real Estate	7.9
Materials	4.9
Consumer Staples	3.4
Communication Services	3.4
Utilities	2.6

Asset Allocation (% of fund's net assets)

As of June 30, 2020*
Stocks and Equity Futures	99.9%
Short-Term Investments and Net Other Assets (Liabilities)	0.1%

 * Foreign investments - 4.4%

VIP Extended Market Index Portfolio

Schedule of Investments June 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.4%
	Shares	Value
COMMUNICATION SERVICES - 3.4%
Diversified Telecommunication Services - 0.5%
ATN International, Inc.	198	$11,993
Bandwidth, Inc. (a)(b)	305	38,735
Cincinnati Bell, Inc. (a)	870	12,920
Cogent Communications Group, Inc.	740	57,246
Consolidated Communications Holdings, Inc. (a)	1,267	8,578
GCI Liberty, Inc. (a)	1,691	120,264
Iridium Communications, Inc. (a)	1,739	44,240
Liberty Latin America Ltd.:
Class A (a)	891	8,661
Class C (a)	1,961	18,512
ORBCOMM, Inc. (a)	1,355	5,217
PDVWireless, Inc. (a)	205	9,295
Vonage Holdings Corp. (a)	4,136	41,608
		377,269
Entertainment - 0.5%
AMC Entertainment Holdings, Inc. Class A (b)	856	3,672
Cinemark Holdings, Inc. (b)	1,897	21,910
Glu Mobile, Inc. (a)	2,340	21,692
Lions Gate Entertainment Corp.:
Class A (a)(b)	1,205	8,929
Class B (a)	1,754	11,980
Madison Square Garden Entertainment Corp. (a)	313	23,475
Marcus Corp.	402	5,335
Rosetta Stone, Inc. (a)	433	7,300
Sciplay Corp. (A Shares) (a)	375	5,561
The Madison Square Garden Co. (a)	306	44,948
World Wrestling Entertainment, Inc. Class A	822	35,716
Zynga, Inc. (a)	16,973	161,922
		352,440
Interactive Media & Services - 0.7%
ANGI Homeservices, Inc. Class A (a)(b)	1,137	13,815
CarGurus, Inc. Class A (a)	1,294	32,803
Cars.com, Inc. (a)	1,144	6,589
Eventbrite, Inc. (a)	633	5,425
EverQuote, Inc. Class A (a)	187	10,876
Liberty TripAdvisor Holdings, Inc. (a)	1,194	2,543
Match Group, Inc. (a)(b)	1,014	108,549
MeetMe, Inc. (a)	1,144	7,139
Pinterest, Inc. Class A (a)(b)	2,018	44,739
QuinStreet, Inc. (a)	804	8,410
TripAdvisor, Inc.	1,800	34,218
TrueCar, Inc. (a)	1,683	4,342
Yelp, Inc. (a)	1,181	27,317
Zillow Group, Inc.:
Class A (a)	666	38,282
Class C (a)(b)	2,424	139,647
		484,694
Media - 1.5%
Altice U.S.A., Inc. Class A (a)	4,823	108,710
AMC Networks, Inc. Class A (a)	727	17,005
Cable One, Inc.	93	165,061
Cardlytics, Inc. (a)	369	25,823
Central European Media Enterprises Ltd. Class A (a)	1,549	5,483
Clear Channel Outdoor Holdings, Inc. (a)	6,257	6,507
comScore, Inc. (a)	808	2,505
Cumulus Media, Inc. (a)	244	964
E.W. Scripps Co. Class A	954	8,348
Entercom Communications Corp. Class A (b)	2,015	2,781
Gannett Co., Inc. (b)	2,155	2,974
Gray Television, Inc. (a)	1,524	21,260
Interpublic Group of Companies, Inc.	6,896	118,335
John Wiley & Sons, Inc. Class A	782	30,498
Loral Space & Communications Ltd.	240	4,685
Meredith Corp. (b)	707	10,287
MSG Network, Inc. Class A (a)(b)	814	8,099
National CineMedia, Inc. (b)	1,060	3,148
News Corp.:
Class A	6,464	76,663
Class B	2,613	31,225
Nexstar Broadcasting Group, Inc. Class A	805	67,370
Scholastic Corp.	537	16,078
Sinclair Broadcast Group, Inc. Class A (b)	997	18,405
Sirius XM Holdings, Inc. (b)	24,052	141,185
TechTarget, Inc. (a)	403	12,102
Tegna, Inc.	3,873	43,145
The New York Times Co. Class A (b)	2,559	107,555
WideOpenWest, Inc. (a)	404	2,129
		1,058,330
Wireless Telecommunication Services - 0.2%
Boingo Wireless, Inc. (a)	777	10,350
Gogo, Inc. (a)(b)	865	2,733
NII Holdings, Inc. (a)(c)	1,280	2,778
Shenandoah Telecommunications Co.	841	41,453
Telephone & Data Systems, Inc.	1,718	34,154
U.S. Cellular Corp. (a)	270	8,335
		99,803

TOTAL COMMUNICATION SERVICES		2,372,536

CONSUMER DISCRETIONARY - 12.8%
Auto Components - 1.3%
Adient PLC (a)	1,539	25,270
American Axle & Manufacturing Holdings, Inc. (a)	2,011	15,284
Autoliv, Inc.	1,394	89,927
BorgWarner, Inc.	3,668	129,480
Cooper Tire & Rubber Co.	879	24,269
Cooper-Standard Holding, Inc. (a)	269	3,564
Dana, Inc.	2,616	31,889
Delphi Technologies PLC (a)	1,507	21,414
Dorman Products, Inc. (a)	519	34,809
Fox Factory Holding Corp. (a)	727	60,057
Garrett Motion, Inc. (a)	1,245	6,897
Gentex Corp.	4,330	111,584
Gentherm, Inc. (a)	583	22,679
LCI Industries	449	51,626
Lear Corp.	969	105,640
Modine Manufacturing Co. (a)	851	4,698
Motorcar Parts of America, Inc. (a)(b)	308	5,442
Standard Motor Products, Inc.	360	14,832
Stoneridge, Inc. (a)	483	9,979
Tenneco, Inc. (a)(b)	1,000	7,560
The Goodyear Tire & Rubber Co.	4,129	36,934
Veoneer, Inc. (a)(b)	1,757	18,782
Visteon Corp. (a)(b)	491	33,634
Workhorse Group, Inc. (a)(b)	934	16,242
		882,492
Automobiles - 0.3%
Harley-Davidson, Inc.	2,745	65,249
Thor Industries, Inc. (b)	981	104,506
Winnebago Industries, Inc.	604	40,238
		209,993
Distributors - 0.3%
Core-Mark Holding Co., Inc.	813	20,288
Funko, Inc. (a)(b)	308	1,786
Pool Corp.	708	192,484
		214,558
Diversified Consumer Services - 1.3%
Adtalem Global Education, Inc. (a)	921	28,689
American Public Education, Inc. (a)	279	8,258
Bright Horizons Family Solutions, Inc. (a)	1,035	121,302
Career Education Corp. (a)	1,244	19,817
Carriage Services, Inc.	286	5,182
Chegg, Inc. (a)	2,086	140,304
Collectors Universe, Inc.	128	4,388
Frontdoor, Inc. (a)	1,510	66,938
Graham Holdings Co.	75	25,700
Grand Canyon Education, Inc. (a)	839	75,955
H&R Block, Inc.	3,417	48,795
Houghton Mifflin Harcourt Co. (a)	1,867	3,379
K12, Inc. (a)	686	18,687
Laureate Education, Inc. Class A (a)	1,946	19,392
OneSpaWorld Holdings Ltd. (b)	578	2,757
Regis Corp. (a)(b)	422	3,452
Select Interior Concepts, Inc. (a)	320	1,120
Service Corp. International	3,162	122,970
ServiceMaster Global Holdings, Inc. (a)	2,345	83,693
Strategic Education, Inc.	398	61,153
Weight Watchers International, Inc. (a)	812	20,609
		882,540
Hotels, Restaurants & Leisure - 2.2%
Biglari Holdings, Inc. (a)	16	1,104
BJ's Restaurants, Inc.	404	8,460
Bloomin' Brands, Inc. (b)	1,518	16,182
Boyd Gaming Corp.	1,427	29,824
Brinker International, Inc.	802	19,248
Caesars Entertainment Corp. (a)	9,933	120,487
Carrols Restaurant Group, Inc. (a)(b)	814	3,940
Choice Hotels International, Inc.	557	43,947
Churchill Downs, Inc.	624	83,086
Chuy's Holdings, Inc. (a)	299	4,449
Cracker Barrel Old Country Store, Inc.	423	46,915
Dave & Buster's Entertainment, Inc. (b)	845	11,264
Del Taco Restaurants, Inc. (a)	549	3,256
Denny's Corp. (a)	1,026	10,363
Dine Brands Global, Inc.	291	12,251
Drive Shack, Inc. (a)	961	1,778
Dunkin' Brands Group, Inc.	1,458	95,105
El Pollo Loco Holdings, Inc. (a)(b)	330	4,871
Eldorado Resorts, Inc. (a)(b)	1,479	59,249
Everi Holdings, Inc. (a)	1,443	7,446
Extended Stay America, Inc. unit	3,169	35,461
Fiesta Restaurant Group, Inc. (a)	415	2,648
Golden Entertainment, Inc. (a)	341	3,042
Hilton Grand Vacations, Inc. (a)	1,539	30,087
Hyatt Hotels Corp. Class A	637	32,035
Jack in the Box, Inc.	404	29,932
Lindblad Expeditions Holdings (a)	472	3,644
Marriott Vacations Worldwide Corp.	649	53,354
Monarch Casino & Resort, Inc. (a)	201	6,850
Noodles & Co. (a)	507	3,067
Papa John's International, Inc.	401	31,843
Penn National Gaming, Inc. (a)	2,294	70,059
Planet Fitness, Inc. (a)	1,422	86,131
Playa Hotels & Resorts NV (a)(b)	949	3,435
PlayAGS, Inc. (a)	458	1,548
Red Robin Gourmet Burgers, Inc. (a)(b)	228	2,326
Red Rock Resorts, Inc.	1,237	13,496
Ruth's Hospitality Group, Inc.	574	4,684
Scientific Games Corp. Class A (a)	964	14,903
SeaWorld Entertainment, Inc. (a)(b)	701	10,382
Shake Shack, Inc. Class A (a)(b)	627	33,218
Six Flags Entertainment Corp.	1,395	26,798
Texas Roadhouse, Inc. Class A	1,161	61,034
The Cheesecake Factory, Inc. (b)	731	16,755
Twin River Worldwide Holdings, Inc.	389	8,671
Vail Resorts, Inc.	717	130,602
Wendy's Co.	3,163	68,890
Wingstop, Inc.	529	73,515
Wyndham Destinations, Inc.	1,516	42,721
Wyndham Hotels & Resorts, Inc.	1,655	70,536
		1,554,892
Household Durables - 1.7%
Beazer Homes U.S.A., Inc. (a)	511	5,146
Cavco Industries, Inc. (a)	156	30,085
Century Communities, Inc. (a)	499	15,299
Ethan Allen Interiors, Inc.	412	4,874
GoPro, Inc. Class A (a)(b)	2,223	10,581
Helen of Troy Ltd. (a)	448	84,475
Hooker Furniture Corp.	242	4,707
Installed Building Products, Inc. (a)	376	25,861
iRobot Corp. (a)	501	42,034
KB Home	1,556	47,738
La-Z-Boy, Inc.	827	22,379
Leggett & Platt, Inc.	2,337	82,146
LGI Homes, Inc. (a)	384	33,804
Lovesac (a)	170	4,459
M.D.C. Holdings, Inc.	891	31,809
M/I Homes, Inc. (a)	497	17,117
Meritage Homes Corp. (a)	628	47,803
Mohawk Industries, Inc. (a)	1,056	107,459
Newell Brands, Inc.	6,765	107,428
Skyline Champion Corp. (a)	871	21,200
Sonos, Inc. (a)	1,120	16,386
Taylor Morrison Home Corp. (a)	2,308	44,521
Tempur Sealy International, Inc. (a)	770	55,402
Toll Brothers, Inc.	2,056	67,005
TopBuild Corp. (a)	593	67,466
TRI Pointe Homes, Inc. (a)	2,321	34,095
Tupperware Brands Corp. (b)	805	3,824
Turtle Beach Corp. (a)(b)	235	3,459
Universal Electronics, Inc. (a)	251	11,752
Whirlpool Corp.	1,104	143,001
Zagg, Inc. (a)(b)	548	1,721
		1,195,036
Internet & Direct Marketing Retail - 1.2%
1-800-FLOWERS.com, Inc. Class A (a)	412	8,248
Chewy, Inc. (b)	966	43,171
Duluth Holdings, Inc. (a)(b)	244	1,798
Etsy, Inc. (a)	2,109	224,039
Groupon, Inc. (a)	389	7,049
GrubHub, Inc. (a)	1,628	114,448
Lands' End, Inc. (a)(b)	248	1,994
Liberty Interactive Corp. QVC Group Series A (a)	6,922	65,759
Overstock.com, Inc. (a)(b)	603	17,143
PetMed Express, Inc. (b)	348	12,403
Quotient Technology, Inc. (a)	1,294	9,472
Revolve Group, Inc. (b)	239	3,552
Shutterstock, Inc.	338	11,820
Stamps.com, Inc. (a)	286	52,535
Stitch Fix, Inc. (a)(b)	463	11,547
The RealReal, Inc. (b)	272	3,479
The Rubicon Project, Inc. (a)	1,682	11,219
Wayfair LLC Class A (a)	1,202	237,527
		837,203
Leisure Products - 0.6%
Acushnet Holdings Corp.	623	21,674
Brunswick Corp.	1,405	89,934
Callaway Golf Co.	1,679	29,399
Clarus Corp.	357	4,134
Johnson Outdoors, Inc. Class A	110	10,012
Malibu Boats, Inc. Class A (a)	366	19,014
Mattel, Inc. (a)(b)	6,158	59,548
MCBC Holdings, Inc. (a)	345	6,572
Polaris, Inc.	1,025	94,864
Smith & Wesson Brands, Inc. (a)	1,002	21,563
Sturm, Ruger & Co., Inc.	293	22,268
Vista Outdoor, Inc. (a)	1,068	15,433
YETI Holdings, Inc. (a)(b)	1,203	51,404
		445,819
Multiline Retail - 0.4%
Big Lots, Inc. (b)	706	29,652
Dillard's, Inc. Class A (b)	173	4,462
Kohl's Corp.	2,784	57,824
Macy's, Inc. (b)	5,539	38,108
Nordstrom, Inc. (b)	1,929	29,880
Ollie's Bargain Outlet Holdings, Inc. (a)	1,004	98,041
		257,967
Specialty Retail - 2.3%
Aaron's, Inc. Class A	1,215	55,161
Abercrombie & Fitch Co. Class A (b)	1,101	11,715
Advance Auto Parts, Inc.	1,225	174,501
America's Car Mart, Inc. (a)	109	9,578
American Eagle Outfitters, Inc.	2,743	29,899
Asbury Automotive Group, Inc. (a)	345	26,679
At Home Group, Inc. (a)(b)	835	5,419
AutoNation, Inc. (a)	1,022	38,407
Barnes & Noble Education, Inc. (a)	639	1,022
Bed Bath & Beyond, Inc. (b)	2,212	23,447
Boot Barn Holdings, Inc. (a)(b)	499	10,758
Caleres, Inc.	733	6,113
Camping World Holdings, Inc.	589	15,997
Carvana Co. Class A (a)(b)	983	118,157
Chico's FAS, Inc.	2,085	2,877
Citi Trends, Inc.	179	3,619
Conn's, Inc. (a)(b)	288	2,906
Dick's Sporting Goods, Inc.	1,164	48,027
DSW, Inc. Class A (b)	972	6,580
Express, Inc. (a)(b)	1,146	1,765
Five Below, Inc. (a)	991	105,948
Floor & Decor Holdings, Inc. Class A (a)	1,249	72,005
Foot Locker, Inc.	1,857	54,150
GameStop Corp. Class A (a)(b)	1,162	5,043
Gap, Inc.	3,835	48,398
Genesco, Inc. (a)	250	5,415
Group 1 Automotive, Inc.	312	20,583
Guess?, Inc. (b)	748	7,233
Haverty Furniture Companies, Inc.	291	4,656
Hibbett Sports, Inc. (a)	299	6,261
L Brands, Inc.	4,129	61,811
Lithia Motors, Inc. Class A (sub. vtg.)	394	59,624
Lumber Liquidators Holdings, Inc. (a)(b)	563	7,803
MarineMax, Inc. (a)	378	8,463
Michaels Companies, Inc. (a)(b)	1,313	9,283
Monro, Inc. (b)	593	32,579
Murphy U.S.A., Inc. (a)	486	54,719
National Vision Holdings, Inc. (a)(b)	1,417	43,247
Office Depot, Inc.	9,234	21,700
Party City Holdco, Inc. (a)(b)	895	1,334
Penske Automotive Group, Inc. (b)	587	22,723
Rent-A-Center, Inc.	846	23,536
RH (a)	295	73,426
Sally Beauty Holdings, Inc. (a)	1,992	24,960
Shoe Carnival, Inc. (b)	151	4,420
Signet Jewelers Ltd. (b)	919	9,438
Sleep Number Corp. (a)(b)	498	20,737
Sonic Automotive, Inc. Class A (sub. vtg.) (b)	430	13,721
Sportsman's Warehouse Holdings, Inc. (a)	749	10,673
Tailored Brands, Inc. (b)	994	932
The Buckle, Inc. (b)	510	7,997
The Cato Corp. Class A (sub. vtg.)	355	2,904
The Children's Place Retail Stores, Inc. (b)	272	10,178
Tilly's, Inc.	336	1,905
Urban Outfitters, Inc. (a)(b)	1,255	19,101
Williams-Sonoma, Inc.	1,383	113,420
Winmark Corp.	38	6,507
Zumiez, Inc. (a)	358	9,802
		1,599,262
Textiles, Apparel & Luxury Goods - 1.2%
Capri Holdings Ltd. (a)	2,659	41,560
Carter's, Inc.	773	62,381
Columbia Sportswear Co.	503	40,532
Crocs, Inc. (a)	1,211	44,589
Deckers Outdoor Corp. (a)	497	97,606
Fossil Group, Inc. (a)(b)	769	3,576
G-III Apparel Group Ltd.(a)(b)	735	9,768
Hanesbrands, Inc.	6,194	69,930
Kontoor Brands, Inc.	816	14,533
Levi Strauss & Co. Class A (b)	747	10,010
Movado Group, Inc.	293	3,176
Oxford Industries, Inc. (b)	300	13,203
PVH Corp.	1,263	60,687
Ralph Lauren Corp.	851	61,715
Rocky Brands, Inc.	111	2,282
Samsonite International SA (d)	25,800	25,965
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	2,420	75,940
Steven Madden Ltd.	1,349	33,307
Tapestry, Inc.	4,903	65,112
Under Armour, Inc.:
Class A (sub. vtg.) (a)	3,278	31,928
Class C (non-vtg.) (a)	3,519	31,108
Unifi, Inc. (a)	238	3,065
Vera Bradley, Inc. (a)	437	1,940
Wolverine World Wide, Inc.	1,436	34,191
		838,104

TOTAL CONSUMER DISCRETIONARY		8,917,866

CONSUMER STAPLES - 3.4%
Beverages - 0.4%
Boston Beer Co., Inc. Class A (a)	171	91,767
Coca-Cola Bottling Co. Consolidated	82	18,794
Craft Brew Alliance, Inc. (a)(b)	221	3,401
Keurig Dr. Pepper, Inc.	5,973	169,633
MGP Ingredients, Inc. (b)	235	8,626
National Beverage Corp. (a)(b)	216	13,180
New Age Beverages Corp. (a)(b)	1,390	2,127
		307,528
Food & Staples Retailing - 0.8%
Andersons, Inc.	568	7,816
BJ's Wholesale Club Holdings, Inc. (a)	2,202	82,069
Casey's General Stores, Inc.	653	97,637
Chefs' Warehouse Holdings (a)	553	7,510
Grocery Outlet Holding Corp.	1,127	45,982
Ingles Markets, Inc. Class A	263	11,327
Performance Food Group Co. (a)	2,354	68,596
PriceSmart, Inc.	394	23,770
Rite Aid Corp. (a)(b)	961	16,395
SpartanNash Co.	629	13,366
Sprouts Farmers Market LLC (a)	2,080	53,227
U.S. Foods Holding Corp. (a)	3,903	76,967
United Natural Foods, Inc. (a)(b)	933	16,990
Weis Markets, Inc. (b)	283	14,184
		535,836
Food Products - 1.6%
B&G Foods, Inc. Class A (b)	1,143	27,866
Beyond Meat, Inc. (a)(b)	188	25,188
Bunge Ltd.	2,513	103,360
Cal-Maine Foods, Inc. (a)	533	23,708
Calavo Growers, Inc. (b)	291	18,307
Campbell Soup Co.	3,002	148,989
Darling Ingredients, Inc. (a)	2,912	71,693
Farmer Brothers Co. (a)	278	2,041
Flowers Foods, Inc.	3,419	76,449
Fresh Del Monte Produce, Inc.	533	13,122
Freshpet, Inc. (a)	612	51,200
Hostess Brands, Inc. Class A (a)	2,195	26,823
Ingredion, Inc.	1,186	98,438
J&J Snack Foods Corp.	266	33,817
John B. Sanfilippo & Son, Inc.	157	13,397
Lancaster Colony Corp.	354	54,866
Landec Corp. (a)	511	4,068
Pilgrim's Pride Corp. (a)	910	15,370
Post Holdings, Inc. (a)	1,136	99,536
Sanderson Farms, Inc.	353	40,909
Seaboard Corp.	4	11,735
The Hain Celestial Group, Inc. (a)	1,390	43,799
The Simply Good Foods Co. (a)	1,493	27,740
Tootsie Roll Industries, Inc. (b)	305	10,452
TreeHouse Foods, Inc. (a)	1,011	44,282
		1,087,155
Household Products - 0.2%
Central Garden & Pet Co. (a)	208	7,486
Central Garden & Pet Co. Class A (non-vtg.) (a)	648	21,896
Energizer Holdings, Inc. (b)	1,129	53,616
Spectrum Brands Holdings, Inc.	728	33,415
WD-40 Co. (b)	244	48,385
		164,798
Personal Products - 0.3%
Coty, Inc. Class A	5,315	23,758
Edgewell Personal Care Co. (a)	964	30,038
elf Beauty, Inc. (a)(b)	467	8,906
Herbalife Nutrition Ltd. (a)	1,652	74,307
Inter Parfums, Inc.	312	15,023
LifeVantage Corp. (a)	197	2,663
MediFast, Inc.	212	29,419
Nu Skin Enterprises, Inc. Class A	922	35,248
USANA Health Sciences, Inc. (a)	214	15,714
		235,076
Tobacco - 0.1%
22nd Century Group, Inc. (a)(b)	1,887	1,442
Turning Point Brands, Inc. (b)	168	4,185
Universal Corp.	441	18,747
Vector Group Ltd.	2,084	20,965
		45,339

TOTAL CONSUMER STAPLES		2,375,732

ENERGY - 2.4%
Energy Equipment & Services - 0.6%
Archrock, Inc.	2,256	14,641
Cactus, Inc.	856	17,659
Championx Corp. (a)	3,308	32,286
Core Laboratories NV (b)	770	15,646
DMC Global, Inc. (b)	258	7,121
Dril-Quip, Inc. (a)	640	19,066
Exterran Corp. (a)	480	2,587
Forum Energy Technologies, Inc. (a)	1,763	931
Frank's International NV (a)	1,777	3,963
Helix Energy Solutions Group, Inc. (a)	2,479	8,602
Helmerich & Payne, Inc.	1,913	37,323
Liberty Oilfield Services, Inc. Class A	905	4,959
Matrix Service Co. (a)	470	4,568
Nabors Industries Ltd.	117	4,331
National Oilwell Varco, Inc.	6,905	84,586
Newpark Resources, Inc. (a)	1,603	3,575
Nextier Oilfield Solutions, Inc. (a)	2,760	6,762
Noble Corp. (a)(b)	4,355	1,398
Oceaneering International, Inc. (a)	1,712	10,940
Oil States International, Inc. (a)	1,072	5,092
Patterson-UTI Energy, Inc.	3,406	11,819
ProPetro Holding Corp. (a)	1,442	7,412
RPC, Inc.	855	2,633
SEACOR Holdings, Inc. (a)	304	8,609
Select Energy Services, Inc. Class A (a)	1,123	5,503
Solaris Oilfield Infrastructure, Inc. Class A	532	3,947
TechnipFMC PLC	7,580	51,847
Tidewater, Inc. (a)	686	3,835
Transocean Ltd. (United States) (a)(b)	10,353	18,946
U.S. Silica Holdings, Inc.	1,249	4,509
Valaris PLC Class A (a)(b)	3,460	2,256
		407,352
Oil, Gas & Consumable Fuels - 1.8%
Antero Resources Corp. (a)	3,279	8,329
Arch Resources, Inc.	264	7,500
Ardmore Shipping Corp.	581	2,522
Berry Petroleum Corp.	710	3,429
Bonanza Creek Energy, Inc. (a)	351	5,202
Brigham Minerals, Inc. Class A	495	6,113
Cabot Oil & Gas Corp.	7,085	121,720
California Resources Corp. (a)(b)	827	1,009
Callon Petroleum Co. (a)	6,652	7,650
Centennial Resource Development, Inc. Class A (a)	3,498	3,113
Cimarex Energy Co.	1,837	50,499
Clean Energy Fuels Corp. (a)	2,575	5,717
CNX Resources Corp. (a)	3,301	28,554
CONSOL Energy, Inc. (a)(b)	392	1,987
Continental Resources, Inc. (b)	1,508	26,435
CVR Energy, Inc.	508	10,216
Delek U.S. Holdings, Inc.	1,303	22,685
Denbury Resources, Inc. (a)(b)	8,850	2,443
Devon Energy Corp.	6,817	77,305
Diamond S Shipping, Inc. (a)(b)	383	3,060
EQT Corp.	4,551	54,157
Equitrans Midstream Corp.	7,233	60,106
Falcon Minerals Corp.	631	2,019
Green Plains, Inc.	558	5,700
Gulfport Energy Corp. (a)	2,454	2,675
Highpoint Resources, Inc. (a)	2,099	619
HollyFrontier Corp.	2,647	77,292
International Seaways, Inc.	439	7,173
Kosmos Energy Ltd.	6,314	10,481
Laredo Petroleum, Inc. (a)(b)	162	2,245
Magnolia Oil & Gas Corp. Class A (a)	1,772	10,738
Marathon Oil Corp.	14,066	86,084
Matador Resources Co. (a)(b)	1,923	16,346
Murphy Oil Corp. (b)	2,609	36,004
National Energy Services Reunited Corp. (a)	501	3,447
Noble Energy, Inc.	8,526	76,393
Northern Oil & Gas, Inc. (a)(b)	3,916	3,285
Oasis Petroleum, Inc. (a)(b)	5,045	3,784
Ovintiv, Inc. (b)	4,644	44,350
Par Pacific Holdings, Inc. (a)	643	5,781
Parsley Energy, Inc. Class A	5,570	59,488
PBF Energy, Inc. Class A	1,781	18,237
PDC Energy, Inc. (a)	1,699	21,136
Peabody Energy Corp.	1,187	3,419
Penn Virginia Corp. (a)(b)	247	2,354
QEP Resources, Inc.	4,027	5,195
Range Resources Corp. (b)	3,727	20,983
Renewable Energy Group, Inc. (a)(b)	682	16,900
Rex American Resources Corp. (a)	105	7,284
Ring Energy, Inc. (a)(b)	1,068	1,239
SM Energy Co.	1,855	6,956
Southwestern Energy Co. (a)(b)	9,666	24,745
Talos Energy, Inc. (a)(b)	351	3,229
Targa Resources Corp.	4,129	82,869
Teekay Corp. (a)(b)	1,091	2,618
Teekay Tankers Ltd. (a)(b)	436	5,590
Tellurian, Inc. (a)(b)	1,562	1,796
W&T Offshore, Inc. (a)(b)	1,710	3,899
World Fuel Services Corp.	1,127	29,032
WPX Energy, Inc. (a)	7,249	46,249
		1,267,385

TOTAL ENERGY		1,674,737

FINANCIALS - 13.3%
Banks - 5.5%
1st Source Corp.	256	9,108
Allegiance Bancshares, Inc.	335	8,506
Amalgamated Bank	264	3,337
Ameris Bancorp	1,150	27,129
Associated Banc-Corp.	2,743	37,524
Atlantic Capital Bancshares, Inc. (a)	420	5,107
Banc of California, Inc.	789	8,545
BancFirst Corp.	314	12,739
Bancorp, Inc., Delaware (a)	868	8,506
BancorpSouth Bank	1,727	39,272
Bank of Hawaii Corp.	705	43,294
Bank OZK (b)	2,169	50,906
BankUnited, Inc.	1,654	33,494
Banner Corp.	619	23,522
Berkshire Hills Bancorp, Inc.	742	8,177
BOK Financial Corp.	564	31,832
Boston Private Financial Holdings, Inc.	1,453	9,997
Bridge Bancorp, Inc.	320	7,309
Brookline Bancorp, Inc., Delaware	1,400	14,112
Bryn Mawr Bank Corp.	357	9,875
Byline Bancorp, Inc.	408	5,345
Cadence Bancorp Class A	2,242	19,864
Camden National Corp.	264	9,119
Carter Bank & Trust	395	3,188
Cathay General Bancorp	1,341	35,268
Central Pacific Financial Corp.	501	8,031
CIT Group, Inc.	1,758	36,443
City Holding Co.	288	18,769
Columbia Banking Systems, Inc.	1,274	36,112
Comerica, Inc.	2,474	94,259
Commerce Bancshares, Inc.	1,777	105,678
Community Bank System, Inc.	915	52,173
Community Trust Bancorp, Inc.	302	9,894
ConnectOne Bancorp, Inc.	587	9,462
Cullen/Frost Bankers, Inc.	1,012	75,607
Customers Bancorp, Inc. (a)	501	6,022
CVB Financial Corp.	2,279	42,708
Eagle Bancorp, Inc.	563	18,438
East West Bancorp, Inc.	2,514	91,107
Enterprise Financial Services Corp.	462	14,377
Equity Bancshares, Inc. (a)	248	4,325
FB Financial Corp. (b)	304	7,530
First Bancorp, North Carolina	525	13,167
First Bancorp, Puerto Rico	3,855	21,549
First Bancshares, Inc.	364	8,190
First Busey Corp.	885	16,505
First Citizens Bancshares, Inc.	140	56,703
First Commonwealth Financial Corp.	1,718	14,225
First Financial Bancorp, Ohio	1,756	24,391
First Financial Bankshares, Inc.	2,513	72,601
First Financial Corp., Indiana	239	8,805
First Foundation, Inc.	702	11,471
First Hawaiian, Inc.	2,289	39,462
First Horizon National Corp.	5,587	55,647
First Interstate Bancsystem, Inc.	615	19,040
First Merchants Corp.	964	26,577
First Midwest Bancorp, Inc., Delaware	2,044	27,287
Flushing Financial Corp.	482	5,553
FNB Corp., Pennsylvania	5,810	43,575
Franklin Financial Network, Inc.	240	6,180
Fulton Financial Corp.	2,855	30,063
German American Bancorp, Inc.	430	13,373
Glacier Bancorp, Inc.	1,570	55,405
Great Southern Bancorp, Inc.	190	7,668
Great Western Bancorp, Inc.	1,019	14,021
Hancock Whitney Corp.	1,524	32,309
Hanmi Financial Corp.	566	5,496
HarborOne Bancorp, Inc.	1,002	8,557
Heartland Financial U.S.A., Inc.	577	19,295
Heritage Commerce Corp.	1,029	7,723
Heritage Financial Corp., Washington	643	12,860
Hilltop Holdings, Inc.	1,236	22,804
Home Bancshares, Inc.	2,727	41,941
Hope Bancorp, Inc.	2,207	20,349
Horizon Bancorp, Inc. Indiana	668	7,141
IBERIABANK Corp.	937	42,671
Independent Bank Corp.	399	5,925
Independent Bank Corp., Massachusetts	585	39,248
Independent Bank Group, Inc.	642	26,014
International Bancshares Corp.	989	31,668
Investors Bancorp, Inc.	3,628	30,838
Lakeland Bancorp, Inc.	898	10,264
Lakeland Financial Corp.	467	21,758
Live Oak Bancshares, Inc.	520	7,545
Mercantil Bank Holding Corp. Class A (a)	426	6,407
Mercantile Bank Corp.	315	7,119
Midland States Bancorp, Inc.	344	5,143
MidWestOne Financial Group, Inc.	188	3,760
National Bank Holdings Corp.	545	14,715
NBT Bancorp, Inc.	759	23,347
Nicolet Bankshares, Inc. (a)	157	8,604
OceanFirst Financial Corp.	1,065	18,776
OFG Bancorp	899	12,020
Old National Bancorp, Indiana	2,925	40,248
Origin Bancorp, Inc.	350	7,700
Pacific Premier Bancorp, Inc.	1,447	31,371
PacWest Bancorp	2,084	41,076
Park National Corp.	247	17,384
Peapack-Gladstone Financial Corp.	298	5,582
Peoples Bancorp, Inc.	312	6,639
Peoples United Financial, Inc.	7,543	87,273
Pinnacle Financial Partners, Inc.	1,265	53,117
Popular, Inc.	1,573	58,468
Preferred Bank, Los Angeles	235	10,070
Prosperity Bancshares, Inc.	1,643	97,561
QCR Holdings, Inc.	260	8,107
Renasant Corp.	996	24,800
S&T Bancorp, Inc.	675	15,829
Sandy Spring Bancorp, Inc.	848	21,013
Seacoast Banking Corp., Florida (a)	917	18,707
ServisFirst Bancshares, Inc.	809	28,930
Signature Bank	951	101,681
Simmons First National Corp. Class A	1,939	33,176
South State Corp.	1,277	60,862
Southside Bancshares, Inc.	561	15,551
Sterling Bancorp	3,472	40,692
Stock Yards Bancorp, Inc.	375	15,075
Synovus Financial Corp.	2,623	53,850
TCF Financial Corp.	2,695	79,287
Texas Capital Bancshares, Inc. (a)	896	27,660
Tompkins Financial Corp.	224	14,508
TowneBank	1,155	21,760
Trico Bancshares	470	14,312
TriState Capital Holdings, Inc. (a)	416	6,535
Triumph Bancorp, Inc. (a)	409	9,926
Trustmark Corp.	1,121	27,487
UMB Financial Corp.	753	38,817
Umpqua Holdings Corp.	3,944	41,964
Union Bankshares Corp.	1,402	32,470
United Bankshares, Inc., West Virginia	2,272	62,844
United Community Bank, Inc.	1,401	28,188
Univest Corp. of Pennsylvania	499	8,054
Valley National Bancorp	7,005	54,779
Veritex Holdings, Inc.	826	14,620
Washington Trust Bancorp, Inc.	280	9,170
Webster Financial Corp.	1,608	46,005
WesBanco, Inc.	1,154	23,438
Westamerica Bancorp.	484	27,791
Western Alliance Bancorp.	1,650	62,486
Wintrust Financial Corp.	1,025	44,711
Zions Bancorp NA	2,915	99,110
		3,872,449
Capital Markets - 2.4%
Affiliated Managers Group, Inc.	839	62,556
Artisan Partners Asset Management, Inc.	1,020	33,150
Assetmark Financial Holdings, Inc. (a)	216	5,895
B. Riley Financial, Inc.	245	5,331
BGC Partners, Inc. Class A	5,083	13,927
Blucora, Inc. (a)	864	9,867
BrightSphere Investment Group, Inc.	1,158	14,429
Cohen & Steers, Inc.	386	26,267
Cowen Group, Inc. Class A	513	8,316
Diamond Hill Investment Group, Inc.	53	6,025
Donnelley Financial Solutions, Inc. (a)	518	4,351
E*TRADE Financial Corp.	3,924	195,141
Eaton Vance Corp. (non-vtg.)	2,010	77,586
Evercore, Inc. Class A	725	42,717
Federated Hermes, Inc. Class B (non-vtg.)	1,690	40,053
Focus Financial Partners, Inc. Class A (a)	531	17,550
Franklin Resources, Inc. (b)	4,916	103,089
Greenhill & Co., Inc.	277	2,767
Hamilton Lane, Inc. Class A	512	34,493
Houlihan Lokey	873	48,574
Interactive Brokers Group, Inc.	1,362	56,891
INTL FCStone, Inc. (a)	285	15,675
Invesco Ltd.	6,700	72,092
Janus Henderson Group PLC (b)	2,725	57,661
Lazard Ltd. Class A	2,003	57,346
Legg Mason, Inc.	1,477	73,481
LPL Financial	1,401	109,838
Moelis & Co. Class A	949	29,571
Morningstar, Inc.	359	50,608
Och-Ziff Capital Management Group LLC Class A	296	3,827
Oppenheimer Holdings, Inc. Class A (non-vtg.)	170	3,704
Piper Jaffray Companies	260	15,382
PJT Partners, Inc.	374	19,201
SEI Investments Co.	2,199	120,901
Stifel Financial Corp.	1,215	57,627
Tradeweb Markets, Inc. Class A	1,366	79,419
Victory Capital Holdings, Inc.	279	4,796
Virtu Financial, Inc. Class A	1,360	32,096
Virtus Investment Partners, Inc.	129	15,001
Waddell & Reed Financial, Inc. Class A (b)	1,163	18,038
WisdomTree Investments, Inc.	2,154	7,474
		1,652,713
Consumer Finance - 0.7%
Credit Acceptance Corp. (a)(b)	232	97,210
CURO Group Holdings Corp.	238	1,944
Encore Capital Group, Inc. (a)(b)	484	16,543
Enova International, Inc. (a)	511	7,599
EZCORP, Inc. (non-vtg.) Class A (a)	991	6,243
First Cash Financial Services, Inc.	734	49,530
Green Dot Corp. Class A (a)	865	42,454
LendingClub Corp. (a)	1,271	5,783
LendingTree, Inc. (a)(b)	135	39,087
Navient Corp.	3,018	21,217
Nelnet, Inc. Class A	365	17,425
OneMain Holdings, Inc.	1,338	32,835
PRA Group, Inc. (a)(b)	809	31,276
Regional Management Corp. (a)	156	2,763
Santander Consumer U.S.A. Holdings, Inc.	1,717	31,610
SLM Corp.	6,664	46,848
World Acceptance Corp. (a)	95	6,224
		456,591
Diversified Financial Services - 0.3%
Cannae Holdings, Inc. (a)	1,501	61,691
Jefferies Financial Group, Inc.	4,016	62,449
On Deck Capital, Inc. (a)	989	711
Voya Financial, Inc.	2,240	104,496
		229,347
Insurance - 2.8%
AMBAC Financial Group, Inc. (a)	799	11,442
American Equity Investment Life Holding Co.	1,641	40,549
American Financial Group, Inc.	1,328	84,275
American National Insurance Co.	156	11,243
Amerisafe, Inc.	342	20,917
Argo Group International Holdings, Ltd.	604	21,037
Assurant, Inc.	1,056	109,074
Assured Guaranty Ltd.	1,546	37,738
Athene Holding Ltd. (a)	2,109	65,780
Axis Capital Holdings Ltd.	1,491	60,475
Benefytt Technologies, Inc. (a)(b)	201	4,112
Brighthouse Financial, Inc. (a)	1,668	46,404
CNO Financial Group, Inc.	2,554	39,766
eHealth, Inc. (a)	455	44,699
Employers Holdings, Inc.	554	16,703
Enstar Group Ltd. (a)	271	41,401
Erie Indemnity Co. Class A	328	62,943
First American Financial Corp.	1,977	94,936
Genworth Financial, Inc. Class A (a)	8,929	20,626
Goosehead Insurance (a)(b)	219	16,460
Greenlight Capital Re, Ltd. (a)(b)	527	3,436
Hallmark Financial Services, Inc. (a)	223	778
Hanover Insurance Group, Inc.	673	68,195
HCI Group, Inc.	108	4,987
Heritage Insurance Holdings, Inc.	487	6,375
Horace Mann Educators Corp.	747	27,437
James River Group Holdings Ltd.	532	23,940
Kemper Corp.	1,089	78,974
Kinsale Capital Group, Inc.	370	57,428
MBIA, Inc. (a)(b)	1,070	7,758
Mercury General Corp.	481	19,601
National General Holdings Corp.	1,172	25,327
National Western Life Group, Inc.	40	8,128
Old Republic International Corp.	5,060	82,529
Palomar Holdings, Inc. (a)	320	27,443
Primerica, Inc.	723	84,302
ProAssurance Corp.	942	13,631
ProSight Global, Inc.	139	1,237
Reinsurance Group of America, Inc.	1,205	94,520
RenaissanceRe Holdings Ltd.	893	152,730
RLI Corp.	708	58,127
Safety Insurance Group, Inc.	259	19,751
Selective Insurance Group, Inc.	1,055	55,641
State Auto Financial Corp.	295	5,266
Stewart Information Services Corp.	422	13,719
Third Point Reinsurance Ltd. (a)	1,425	10,702
Trupanion, Inc. (a)(b)	520	22,199
United Fire Group, Inc.	378	10,474
United Insurance Holdings Corp.	327	2,557
Universal Insurance Holdings, Inc.	540	9,585
Unum Group	3,607	59,840
White Mountains Insurance Group Ltd.	52	46,174
		1,953,371
Mortgage Real Estate Investment Trusts - 0.7%
AG Mortgage Investment Trust, Inc. (b)	575	1,834
Anworth Mortgage Asset Corp.	1,766	3,002
Apollo Commercial Real Estate Finance, Inc.	2,590	25,408
Ares Commercial Real Estate Corp.	602	5,490
Arlington Asset Investment Corp.	734	2,180
Armour Residential REIT, Inc.	1,172	11,005
Blackstone Mortgage Trust, Inc.	2,580	62,152
Capstead Mortgage Corp.	1,647	9,042
Cherry Hill Mortgage Investment Corp.	291	2,625
Chimera Investment Corp.	3,445	33,106
Colony NorthStar Credit Real Estate, Inc.	1,466	10,291
Dynex Capital, Inc.	411	5,877
Exantas Capital Corp.	576	1,526
Granite Point Mortgage Trust, Inc.	943	6,771
Great Ajax Corp.	306	2,815
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	1,311	37,311
Invesco Mortgage Capital, Inc. (b)	3,103	11,605
KKR Real Estate Finance Trust, Inc.	412	6,831
Ladder Capital Corp. Class A	1,719	13,924
MFA Financial, Inc.	7,948	19,791
New Residential Investment Corp.	7,396	54,952
New York Mortgage Trust, Inc.	6,762	17,649
Orchid Island Capital, Inc. (b)	1,123	5,289
PennyMac Mortgage Investment Trust	1,761	30,870
Redwood Trust, Inc.	1,966	13,762
Starwood Property Trust, Inc.	5,024	75,159
TPG RE Finance Trust, Inc.	1,069	9,193
Two Harbors Investment Corp.	4,864	24,515
Western Asset Mortgage Capital Corp.	942	2,581
ZAIS Financial Corp.	654	5,683
		512,239
Thrifts & Mortgage Finance - 0.9%
Axos Financial, Inc. (a)	929	20,512
Capitol Federal Financial, Inc.	2,526	27,811
Columbia Financial, Inc. (a)	866	12,085
Dime Community Bancshares, Inc.	484	6,645
Essent Group Ltd.	1,964	71,234
Farmer Mac Class C (non-vtg.)	171	10,946
First Defiance Financial Corp.	666	11,768
Flagstar Bancorp, Inc.	597	17,570
HomeStreet, Inc.	425	10,459
Kearny Financial Corp.	1,337	10,937
Meridian Bancorp, Inc. Maryland	928	10,765
Meta Financial Group, Inc.	548	9,957
MGIC Investment Corp.	6,031	49,394
New York Community Bancorp, Inc.	8,192	83,558
NMI Holdings, Inc. (a)	1,519	24,426
Northfield Bancorp, Inc.	747	8,605
Northwest Bancshares, Inc.	2,130	21,779
Pennymac Financial Services, Inc.	740	30,925
Provident Financial Services, Inc.	1,051	15,187
Radian Group, Inc.	3,463	53,711
TFS Financial Corp.	905	12,951
Trustco Bank Corp., New York	1,811	11,464
Walker & Dunlop, Inc.	511	25,964
Washington Federal, Inc.	1,344	36,073
Waterstone Financial, Inc.	435	6,451
WMI Holdings Corp. (a)	1,269	15,786
WSFS Financial Corp.	905	25,974
		642,937

TOTAL FINANCIALS		9,319,647

HEALTH CARE - 16.1%
Biotechnology - 6.6%
Abeona Therapeutics, Inc. (a)	1,010	2,944
ACADIA Pharmaceuticals, Inc. (a)	2,023	98,055
Acceleron Pharma, Inc. (a)	823	78,407
Acorda Therapeutics, Inc. (a)(b)	1,048	770
Adamas Pharmaceuticals, Inc. (a)	224	573
ADMA Biologics, Inc. (a)(b)	1,189	3,484
Adverum Biotechnologies, Inc. (a)	1,166	24,346
Agenus, Inc. (a)(b)	2,488	9,778
Agios Pharmaceuticals, Inc. (a)	1,082	57,865
Aimmune Therapeutics, Inc. (a)(b)	774	12,934
Akebia Therapeutics, Inc. (a)	2,513	34,127
Akero Therapeutics, Inc. (a)	105	2,617
Albireo Pharma, Inc. (a)	223	5,907
Aldeyra Therapeutics, Inc. (a)	317	1,322
Alector, Inc. (a)	675	16,497
Alkermes PLC (a)	2,823	54,780
Allakos, Inc. (a)(b)	433	31,115
Allogene Therapeutics, Inc. (a)	1,145	49,029
Amicus Therapeutics, Inc. (a)	4,559	68,750
AnaptysBio, Inc. (a)	436	9,740
Anavex Life Sciences Corp. (a)(b)	825	4,059
Anika Therapeutics, Inc. (a)	241	9,093
Apellis Pharmaceuticals, Inc. (a)	929	30,341
Arcus Biosciences, Inc. (a)	728	18,011
Ardelyx, Inc. (a)	1,120	7,750
Arena Pharmaceuticals, Inc. (a)	989	62,258
Arrowhead Pharmaceuticals, Inc. (a)	1,812	78,260
Assembly Biosciences, Inc. (a)	523	12,196
Atara Biotherapeutics, Inc. (a)	1,045	15,226
Athenex, Inc. (a)(b)	880	12,109
Avid Bioservices, Inc. (a)	775	5,088
AVROBIO, Inc. (a)	441	7,695
BioCryst Pharmaceuticals, Inc. (a)	2,232	10,635
Biohaven Pharmaceutical Holding Co. Ltd. (a)(b)	786	57,464
Biospecifics Technologies Corp. (a)	100	6,128
bluebird bio, Inc. (a)	1,146	69,952
Blueprint Medicines Corp. (a)	960	74,880
Bridgebio Pharma, Inc. (b)	367	11,968
Calithera Biosciences, Inc. (a)	1,015	5,359
CareDx, Inc. (a)	701	24,836
Castle Biosciences, Inc.	75	2,827
Catalyst Biosciences, Inc. (a)(b)	307	1,802
Catalyst Pharmaceutical Partners, Inc. (a)	1,750	8,085
Cel-Sci Corp. (a)(b)	642	9,579
ChemoCentryx, Inc. (a)	857	49,312
Clovis Oncology, Inc. (a)(b)	1,577	10,645
Coherus BioSciences, Inc. (a)(b)	1,070	19,110
Concert Pharmaceuticals, Inc. (a)	344	3,423
Corbus Pharmaceuticals Holdings, Inc. (a)(b)	1,084	9,095
Cortexyme, Inc. (a)	90	4,167
Cue Biopharma, Inc. (a)	397	9,730
Cytokinetics, Inc. (a)(b)	1,056	24,890
CytomX Therapeutics, Inc. (a)	803	6,689
Deciphera Pharmaceuticals, Inc. (a)	349	20,842
Denali Therapeutics, Inc. (a)(b)	1,337	32,329
Dicerna Pharmaceuticals, Inc. (a)	1,048	26,619
Dynavax Technologies Corp. (a)(b)	1,816	16,108
Eagle Pharmaceuticals, Inc. (a)	176	8,444
Editas Medicine, Inc. (a)(b)	1,082	32,006
Eiger Biopharmaceuticals, Inc. (a)	389	3,734
Emergent BioSolutions, Inc. (a)	786	62,157
Enanta Pharmaceuticals, Inc. (a)	298	14,963
Epizyme, Inc. (a)(b)	1,366	21,938
Esperion Therapeutics, Inc. (a)(b)	450	23,090
Exelixis, Inc. (a)	5,456	129,525
Fate Therapeutics, Inc. (a)	1,235	42,373
FibroGen, Inc. (a)	1,433	58,079
Five Prime Therapeutics, Inc. (a)	564	3,440
Flexion Therapeutics, Inc. (a)(b)	765	10,060
G1 Therapeutics, Inc. (a)	486	11,790
Geron Corp. (a)	5,569	12,140
Global Blood Therapeutics, Inc. (a)(b)	1,073	67,738
GlycoMimetics, Inc. (a)	694	2,609
Gossamer Bio, Inc. (a)(b)	873	11,349
Gritstone Oncology, Inc. (a)(b)	327	2,171
Halozyme Therapeutics, Inc. (a)(b)	2,026	54,317
Heron Therapeutics, Inc. (a)(b)	1,385	20,373
Homology Medicines, Inc. (a)	425	6,456
ImmunoGen, Inc. (a)	2,996	13,782
Immunomedics, Inc. (a)(b)	3,691	130,809
Inovio Pharmaceuticals, Inc. (a)(b)	2,640	71,148
Insmed, Inc. (a)	1,799	49,544
Intellia Therapeutics, Inc. (a)(b)	817	17,173
Intercept Pharmaceuticals, Inc. (a)(b)	455	21,799
Invitae Corp. (a)(b)	2,055	62,246
Ionis Pharmaceuticals, Inc. (a)	2,259	133,191
Iovance Biotherapeutics, Inc. (a)(b)	2,368	65,002
Ironwood Pharmaceuticals, Inc. Class A (a)	2,832	29,226
Jounce Therapeutics, Inc. (a)	279	1,925
Kadmon Holdings, Inc. (a)	2,514	12,872
Kalvista Pharmaceuticals, Inc. (a)	195	2,360
Karuna Therapeutics, Inc. (a)	182	20,286
Karyopharm Therapeutics, Inc. (a)	1,150	21,781
Kiniksa Pharmaceuticals Ltd. (a)(b)	258	6,574
Kodiak Sciences, Inc. (a)(b)	445	24,083
Krystal Biotech, Inc. (a)	194	8,035
Kura Oncology, Inc. (a)	869	14,165
La Jolla Pharmaceutical Co. (a)	342	1,457
Ligand Pharmaceuticals, Inc. Class B (a)(b)	283	31,654
Macrogenics, Inc. (a)	856	23,900
Madrigal Pharmaceuticals, Inc. (a)(b)	165	18,686
MannKind Corp. (a)(b)	3,227	5,647
Minerva Neurosciences, Inc. (a)	559	2,018
Mirati Therapeutics, Inc. (a)	669	76,380
Moderna, Inc. (a)(b)	5,241	336,523
Molecular Templates, Inc. (a)	392	5,406
Momenta Pharmaceuticals, Inc. (a)	2,090	69,534
Myriad Genetics, Inc. (a)	1,362	15,445
Natera, Inc. (a)	1,176	58,635
Neurocrine Biosciences, Inc. (a)	1,651	201,422
NextCure, Inc. (a)(b)	155	3,323
Novavax, Inc. (a)(b)	1,029	85,767
Opko Health, Inc. (a)(b)	7,280	24,825
PDL BioPharma, Inc. (a)	2,012	5,855
Pfenex, Inc. (a)	512	4,275
PhaseBio Pharmaceuticals, Inc. (a)(b)	264	1,214
Pieris Pharmaceuticals, Inc. (a)(b)	801	2,483
Portola Pharmaceuticals, Inc. (a)	1,300	23,387
Precigen, Inc. (a)(b)	1,275	6,362
Principia Biopharma, Inc. (a)	333	19,910
Protagonist Therapeutics, Inc. (a)	505	8,918
Prothena Corp. PLC (a)	675	7,061
PTC Therapeutics, Inc. (a)	1,122	56,930
Puma Biotechnology, Inc. (a)	609	6,352
Radius Health, Inc. (a)	745	10,154
Recro Pharma, Inc. (a)	271	1,233
REGENXBIO, Inc. (a)	575	21,177
Repligen Corp. (a)	835	103,214
Retrophin, Inc. (a)	791	16,144
Rhythm Pharmaceuticals, Inc. (a)(b)	530	11,819
Rigel Pharmaceuticals, Inc. (a)	3,047	5,576
Rocket Pharmaceuticals, Inc. (a)(b)	607	12,705
Rubius Therapeutics, Inc. (a)(b)	588	3,516
Sage Therapeutics, Inc. (a)	938	39,002
Sangamo Therapeutics, Inc. (a)	2,081	18,646
Sarepta Therapeutics, Inc. (a)	1,319	211,488
Sesen Bio, Inc. (a)	1,602	1,153
Sorrento Therapeutics, Inc. (a)(b)	2,927	18,382
Spectrum Pharmaceuticals, Inc. (a)	2,046	6,915
Stoke Therapeutics, Inc. (b)	144	3,432
Syndax Pharmaceuticals, Inc. (a)	457	6,773
Syros Pharmaceuticals, Inc. (a)	690	7,355
TCR2 Therapeutics, Inc. (a)	229	3,517
TG Therapeutics, Inc. (a)	1,737	33,837
Translate Bio, Inc. (a)(b)	1,047	18,762
Turning Point Therapeutics, Inc. (a)	352	22,736
Twist Bioscience Corp. (a)	530	24,009
Ultragenyx Pharmaceutical, Inc. (a)(b)	1,000	78,220
United Therapeutics Corp. (a)	782	94,622
UNITY Biotechnology, Inc. (a)(b)	398	3,455
Vanda Pharmaceuticals, Inc. (a)	930	10,639
Veracyte, Inc. (a)	795	20,591
Verastem, Inc. (a)	2,357	4,054
Vericel Corp. (a)	785	10,849
Viking Therapeutics, Inc. (a)(b)	1,129	8,140
Voyager Therapeutics, Inc. (a)	452	5,704
Xbiotech, Inc. (a)	265	3,633
Xencor, Inc. (a)	895	28,989
XOMA Corp. (a)	122	2,411
Y-mAbs Therapeutics, Inc. (a)	299	12,917
ZIOPHARM Oncology, Inc. (a)(b)	3,278	10,752
		4,646,243
Health Care Equipment & Supplies - 3.1%
Abiomed, Inc. (a)	798	192,765
Accelerate Diagnostics, Inc. (a)(b)	515	7,807
Accuray, Inc. (a)	1,660	3,370
Alphatec Holdings, Inc. (a)	707	3,323
Angiodynamics, Inc. (a)	706	7,180
Antares Pharma, Inc. (a)	2,737	7,527
Atricure, Inc. (a)	787	35,376
Atrion Corp.	26	16,562
Avanos Medical, Inc. (a)	837	24,599
AxoGen, Inc. (a)	651	6,015
Axonics Modulation Technologies, Inc. (a)	364	12,780
BioLife Solutions, Inc. (a)(b)	262	4,284
Cantel Medical Corp.	652	28,838
Cardiovascular Systems, Inc. (a)	636	20,066
Cerus Corp. (a)	2,839	18,737
CONMED Corp.	512	36,859
Cryolife, Inc. (a)(b)	653	12,518
CryoPort, Inc. (a)(b)	672	20,328
Cutera, Inc. (a)	319	3,882
Genmark Diagnostics, Inc. (a)	1,116	16,416
Glaukos Corp. (a)(b)	709	27,240
Globus Medical, Inc. (a)	1,344	64,122
Haemonetics Corp. (a)	901	80,694
Heska Corp. (a)(b)	151	14,069
Hill-Rom Holdings, Inc.	1,186	130,199
ICU Medical, Inc. (a)	346	63,771
Inogen, Inc. (a)	331	11,757
Integer Holdings Corp. (a)	588	42,953
Integra LifeSciences Holdings Corp. (a)	1,242	58,362
IntriCon Corp. (a)	149	2,014
Invacare Corp.	546	3,478
IRadimed Corp. (a)	92	2,135
iRhythm Technologies, Inc. (a)	482	55,859
Lantheus Holdings, Inc. (a)(b)	1,191	17,031
LeMaitre Vascular, Inc.	299	7,894
LivaNova PLC (a)	862	41,488
Masimo Corp. (a)	882	201,087
Meridian Bioscience, Inc. (a)	783	18,236
Merit Medical Systems, Inc. (a)	985	44,965
Mesa Laboratories, Inc.	70	15,176
Natus Medical, Inc. (a)	603	13,157
Neogen Corp. (a)	932	72,323
Nevro Corp. (a)	601	71,801
NuVasive, Inc. (a)	911	50,706
OraSure Technologies, Inc. (a)	1,266	14,724
Orthofix International NV (a)	336	10,752
OrthoPediatrics Corp. (a)	194	8,489
Penumbra, Inc. (a)(b)	586	104,789
Quidel Corp. (a)	680	152,143
Seaspine Holdings Corp. (a)	402	4,209
Senseonics Holdings, Inc. (a)	2,507	978
Shockwave Medical, Inc. (a)	163	7,721
SI-BONE, Inc. (a)	342	5,451
Sientra, Inc. (a)(b)	763	2,953
Silk Road Medical, Inc. (a)(b)	237	9,928
Staar Surgical Co. (a)	516	31,755
SurModics, Inc. (a)	238	10,291
Tactile Systems Technology, Inc. (a)(b)	334	13,838
Tandem Diabetes Care, Inc. (a)	1,014	100,305
TransMedics Group, Inc. (a)	97	1,738
Vapotherm, Inc. (a)	331	13,568
Varex Imaging Corp. (a)	671	10,166
ViewRay, Inc. (a)	1,925	4,312
Wright Medical Group NV (a)	2,288	67,999
Zynex, Inc. (a)(b)	288	7,163
		2,173,021
Health Care Providers & Services - 2.1%
Acadia Healthcare Co., Inc. (a)	1,563	39,263
Addus HomeCare Corp. (a)	241	22,307
Amedisys, Inc. (a)	574	113,962
American Renal Associates Holdings, Inc. (a)	246	1,604
AMN Healthcare Services, Inc. (a)	833	37,685
Apollo Medical Holdings, Inc. (a)(b)	453	7,475
BioScrip, Inc. (a)	566	7,856
BioTelemetry, Inc. (a)	606	27,385
Brookdale Senior Living, Inc. (a)	3,282	9,682
Chemed Corp.	281	126,751
Community Health Systems, Inc. (a)(b)	2,039	6,137
Corvel Corp. (a)	152	10,775
Covetrus, Inc. (a)(b)	1,714	30,663
Cross Country Healthcare, Inc. (a)	620	3,819
DaVita HealthCare Partners, Inc. (a)	1,511	119,581
Encompass Health Corp.	1,765	109,306
Guardant Health, Inc. (a)	920	74,640
Hanger, Inc. (a)	648	10,731
HealthEquity, Inc. (a)	1,263	74,100
LHC Group, Inc. (a)	527	91,867
Magellan Health Services, Inc. (a)	390	28,462
MEDNAX, Inc. (a)(b)	1,505	25,736
Molina Healthcare, Inc. (a)	1,050	186,879
National Healthcare Corp.	209	13,259
National Research Corp. Class A	223	12,981
Owens & Minor, Inc. (b)	1,110	8,458
Patterson Companies, Inc. (b)	1,563	34,386
Pennant Group, Inc. (a)	486	10,984
PetIQ, Inc. Class A (a)(b)	356	12,403
Premier, Inc. (a)	1,186	40,656
Providence Service Corp. (a)	201	15,861
R1 RCM, Inc. (a)	1,796	20,025
RadNet, Inc. (a)	726	11,522
Select Medical Holdings Corp. (a)	1,909	28,120
Surgery Partners, Inc. (a)	359	4,154
Tenet Healthcare Corp. (a)	1,868	33,829
The Ensign Group, Inc.	904	37,832
The Joint Corp. (a)	195	2,978
Tivity Health, Inc. (a)	776	8,792
Triple-S Management Corp. (b)	439	8,350
U.S. Physical Therapy, Inc.	235	19,040
		1,490,296
Health Care Technology - 0.8%
Allscripts Healthcare Solutions, Inc. (a)	2,883	19,518
Change Healthcare, Inc.	3,925	43,960
Computer Programs & Systems, Inc.	219	4,991
Evolent Health, Inc. (a)	1,292	9,199
Health Catalyst, Inc. (b)	128	3,734
HealthStream, Inc. (a)	473	10,467
HMS Holdings Corp. (a)	1,578	51,111
Inovalon Holdings, Inc. Class A (a)	1,358	26,155
Inspire Medical Systems, Inc. (a)	290	25,236
Nextgen Healthcare, Inc. (a)	871	9,564
Omnicell, Inc. (a)	759	53,601
OptimizeRx Corp. (a)	217	2,828
Phreesia, Inc.	317	8,965
Simulations Plus, Inc. (b)	214	12,801
Tabula Rasa HealthCare, Inc. (a)(b)	369	20,195
Teladoc Health, Inc. (a)	1,321	252,100
Vocera Communications, Inc. (a)	555	11,766
		566,191
Life Sciences Tools & Services - 1.5%
Adaptive Biotechnologies Corp.	416	20,126
Avantor, Inc. (a)	4,780	81,260
Bio-Rad Laboratories, Inc. Class A (a)	378	170,663
Bio-Techne Corp.	678	179,039
Bruker Corp.	1,808	73,549
Charles River Laboratories International, Inc. (a)	878	153,079
Codexis, Inc. (a)(b)	853	9,724
Fluidigm Corp. (a)(b)	1,219	4,888
Frontage Holdings Corp. (a)(d)	12,000	7,432
Luminex Corp.	761	24,755
Medpace Holdings, Inc. (a)	478	44,464
Nanostring Technologies, Inc. (a)	632	18,549
NeoGenomics, Inc. (a)	1,950	60,411
Pacific Biosciences of California, Inc. (a)	2,463	8,497
PRA Health Sciences, Inc. (a)	1,124	109,354
Quanterix Corp. (a)	242	6,628
Syneos Health, Inc. (a)	1,108	64,541
		1,036,959
Pharmaceuticals - 2.0%
AcelRx Pharmaceuticals, Inc. (a)	1,268	1,534
Aerie Pharmaceuticals, Inc. (a)(b)	730	10,775
Akcea Therapeutics, Inc. (a)(b)	283	3,877
AMAG Pharmaceuticals, Inc. (a)(b)	694	5,309
Amneal Pharmaceuticals, Inc. (a)	1,920	9,139
Amphastar Pharmaceuticals, Inc. (a)	597	13,409
ANI Pharmaceuticals, Inc. (a)	162	5,239
Arvinas Holding Co. LLC (a)	266	8,922
Assertio Holdings, Inc. (a)	1,469	1,259
Axsome Therapeutics, Inc. (a)	483	39,741
Biodelivery Sciences International, Inc. (a)	1,567	6,832
Cara Therapeutics, Inc. (a)(b)	737	12,603
Catalent, Inc. (a)	2,887	211,617
Chiasma, Inc. (a)(b)	595	3,201
Collegium Pharmaceutical, Inc. (a)	523	9,153
Corcept Therapeutics, Inc. (a)(b)	1,844	31,016
CorMedix, Inc. (a)(b)	448	2,822
CymaBay Therapeutics, Inc. (a)(b)	1,053	3,675
Durect Corp. (a)(b)	3,358	7,791
Endo International PLC (a)	3,528	12,101
Evofem Biosciences, Inc. (a)(b)	233	659
Evolus, Inc. (a)(b)	390	2,067
Horizon Pharma PLC (a)	3,385	188,138
Innoviva, Inc. (a)(b)	1,176	16,440
Intersect ENT, Inc. (a)	554	7,501
Intra-Cellular Therapies, Inc. (a)	965	24,772
Jazz Pharmaceuticals PLC (a)	984	108,575
Kala Pharmaceuticals, Inc. (a)	737	7,746
Lannett Co., Inc. (a)	568	4,124
Mallinckrodt PLC (a)(b)	1,534	4,111
MyoKardia, Inc. (a)	936	90,436
Nektar Therapeutics (a)(b)	3,134	72,583
Ocular Therapeutix, Inc. (a)	1,060	8,830
Odonate Therapeutics, Inc. (a)	203	8,595
Omeros Corp. (a)(b)	939	13,822
OptiNose, Inc. (a)(b)	432	3,214
Pacira Biosciences, Inc. (a)	748	39,248
Paratek Pharmaceuticals, Inc. (a)	663	3,461
Perrigo Co. PLC	2,422	133,864
Phibro Animal Health Corp. Class A	354	9,300
Prestige Brands Holdings, Inc. (a)	904	33,954
Reata Pharmaceuticals, Inc. (a)(b)	470	73,329
Revance Therapeutics, Inc. (a)	846	20,659
Supernus Pharmaceuticals, Inc. (a)	940	22,325
TherapeuticsMD, Inc. (a)(b)	3,995	4,994
Theravance Biopharma, Inc. (a)(b)	843	17,695
Tricida, Inc. (a)(b)	469	12,888
WAVE Life Sciences (a)(b)	363	3,779
Xeris Pharmaceuticals, Inc. (a)(b)	633	1,684
Zogenix, Inc. (a)	926	25,011
Zynerba Pharmaceuticals, Inc. (a)(b)	439	1,479
		1,365,298

TOTAL HEALTH CARE		11,278,008

INDUSTRIALS - 14.7%
Aerospace & Defense - 1.0%
AAR Corp.	566	11,699
Aerojet Rocketdyne Holdings, Inc. (a)	1,270	50,343
AeroVironment, Inc. (a)	387	30,817
Astronics Corp. (a)	394	4,161
Axon Enterprise, Inc. (a)	1,115	109,415
BWX Technologies, Inc.	1,694	95,948
Cubic Corp. (b)	552	26,513
Curtiss-Wright Corp.	738	65,889
Ducommun, Inc. (a)	187	6,521
Hexcel Corp.	1,486	67,197
Kratos Defense & Security Solutions, Inc. (a)	1,860	29,072
Maxar Technologies, Inc. (b)	1,053	18,912
Mercury Systems, Inc. (a)	987	77,637
Moog, Inc. Class A	537	28,450
National Presto Industries, Inc.	93	8,127
Park Aerospace Corp.	334	3,721
Parsons Corp. (a)	334	12,104
Spirit AeroSystems Holdings, Inc. Class A	1,881	45,031
Triumph Group, Inc.	876	7,893
Vectrus, Inc. (a)	202	9,924
		709,374
Air Freight & Logistics - 0.6%
Air Transport Services Group, Inc. (a)	1,039	23,139
Atlas Air Worldwide Holdings, Inc. (a)	455	19,579
C.H. Robinson Worldwide, Inc.	2,385	188,558
Echo Global Logistics, Inc. (a)	475	10,270
Forward Air Corp.	508	25,309
Hub Group, Inc. Class A (a)	587	28,094
XPO Logistics, Inc. (a)	1,618	124,991
		419,940
Airlines - 0.3%
Alaska Air Group, Inc.	2,179	79,011
Allegiant Travel Co. (b)	231	25,228
Hawaiian Holdings, Inc.	815	11,443
JetBlue Airways Corp. (a)	4,803	52,353
Mesa Air Group, Inc. (a)	427	1,469
SkyWest, Inc.	895	29,195
Spirit Airlines, Inc. (a)(b)	1,554	27,661
		226,360
Building Products - 1.5%
A.O. Smith Corp.	2,397	112,947
AAON, Inc.	722	39,197
Advanced Drain Systems, Inc.	940	46,436
American Woodmark Corp. (a)	286	21,636
Apogee Enterprises, Inc.	472	10,875
Armstrong World Industries, Inc.	857	66,812
Builders FirstSource, Inc. (a)	2,090	43,263
CSW Industrials, Inc.	276	19,074
Gibraltar Industries, Inc. (a)	571	27,414
Griffon Corp.	744	13,779
Insteel Industries, Inc.	309	5,893
Jeld-Wen Holding, Inc. (a)	1,192	19,203
Lennox International, Inc.	618	143,988
Masonite International Corp. (a)(b)	435	33,834
NCI Building Systems, Inc. (a)	819	4,963
Owens Corning	1,915	106,780
Patrick Industries, Inc.	391	23,949
PGT, Inc. (a)	1,038	16,276
Quanex Building Products Corp.	597	8,286
Resideo Technologies, Inc. (a)(b)	2,163	25,350
Simpson Manufacturing Co. Ltd.	702	59,221
Trex Co., Inc. (a)	1,027	133,582
Ufp Industries, Inc.	1,085	53,718
		1,036,476
Commercial Services & Supplies - 1.6%
ABM Industries, Inc.	1,180	42,834
ACCO Brands Corp.	1,738	12,340
ADS Waste Holdings, Inc. (a)	1,290	38,919
Brady Corp. Class A	860	40,265
BrightView Holdings, Inc. (a)	525	5,880
Casella Waste Systems, Inc. Class A (a)	791	41,227
Cimpress PLC (a)	428	32,674
Clean Harbors, Inc. (a)	903	54,162
Covanta Holding Corp.	2,096	20,101
Deluxe Corp.	741	17,443
Ennis, Inc.	450	8,163
Harsco Corp. (a)	1,402	18,941
Healthcare Services Group, Inc. (b)	1,322	32,336
Herman Miller, Inc.	1,068	25,215
HNI Corp. (b)	761	23,264
IAA Spinco, Inc. (a)	2,376	91,642
Interface, Inc.	1,021	8,311
KAR Auction Services, Inc.	2,334	32,116
Kimball International, Inc. Class B	652	7,537
Knoll, Inc.	872	10,630
Matthews International Corp. Class A	557	10,639
McGrath RentCorp.	440	23,764
Mobile Mini, Inc.	802	23,659
MSA Safety, Inc. (b)	634	72,555
Pitney Bowes, Inc. (b)	3,005	7,813
Quad/Graphics, Inc.	617	2,005
R.R. Donnelley & Sons Co.	1,139	1,355
Rollins, Inc.	2,500	105,975
SP Plus Corp. (a)	406	8,408
Steelcase, Inc. Class A	1,557	18,777
Stericycle, Inc. (a)	1,620	90,688
Team, Inc. (a)(b)	520	2,896
Tetra Tech, Inc.	956	75,639
The Brink's Co.	893	40,640
U.S. Ecology, Inc.	450	15,246
UniFirst Corp.	274	49,032
Viad Corp.	354	6,733
		1,119,824
Construction & Engineering - 0.9%
AECOM (a)	2,842	106,802
Aegion Corp. (a)	524	8,316
Ameresco, Inc. Class A (a)	329	9,140
Arcosa, Inc.	867	36,587
Argan, Inc.	243	11,513
Comfort Systems U.S.A., Inc.	652	26,569
Construction Partners, Inc. Class A (a)	569	10,105
Dycom Industries, Inc. (a)	562	22,980
EMCOR Group, Inc.	974	64,420
Fluor Corp.	2,496	30,152
Granite Construction, Inc. (b)	826	15,810
Great Lakes Dredge & Dock Corp. (a)	1,120	10,371
MasTec, Inc. (a)(b)	1,038	46,575
MYR Group, Inc. (a)	282	8,999
Northwest Pipe Co. (a)	172	4,312
NV5 Holdings, Inc. (a)(b)	182	9,251
Primoris Services Corp.	764	13,569
Quanta Services, Inc.	2,443	95,839
Sterling Construction Co., Inc. (a)	440	4,607
Tutor Perini Corp. (a)	679	8,270
Valmont Industries, Inc.	382	43,403
Williams Scotsman Corp. (a)	1,009	12,401
		599,991
Electrical Equipment - 1.1%
Acuity Brands, Inc.	703	67,305
Allied Motion Technologies, Inc.	122	4,307
American Superconductor Corp. (a)	334	2,715
Atkore International Group, Inc. (a)	858	23,466
AZZ, Inc.	459	15,753
Bloom Energy Corp. Class A (a)(b)	412	4,483
Encore Wire Corp.	366	17,868
EnerSys	759	48,864
Generac Holdings, Inc. (a)	1,112	135,586
GrafTech International Ltd. (b)	955	7,621
Hubbell, Inc. Class B	964	120,847
nVent Electric PLC	2,780	52,069
Plug Power, Inc. (a)(b)	5,253	43,127
Powell Industries, Inc.	154	4,218
Regal Beloit Corp.	719	62,783
Sensata Technologies, Inc. PLC (a)	2,790	103,872
Sunrun, Inc. (a)	1,420	28,002
Thermon Group Holdings, Inc. (a)	586	8,538
TPI Composites, Inc. (a)	558	13,040
Vicor Corp. (a)	335	24,103
Vivint Solar, Inc. (a)	809	8,009
		796,576
Industrial Conglomerates - 0.2%
Carlisle Companies, Inc. (b)	975	116,678
Raven Industries, Inc.	625	13,444
		130,122
Machinery - 4.1%
AGCO Corp.	1,112	61,672
Alamo Group, Inc.	169	17,346
Albany International Corp. Class A	540	31,703
Allison Transmission Holdings, Inc.	2,005	73,744
Altra Industrial Motion Corp.	1,140	36,320
Astec Industries, Inc.	397	18,385
Barnes Group, Inc.	844	33,389
Blue Bird Corp. (a)	263	3,942
Briggs & Stratton Corp. (b)	660	865
Chart Industries, Inc. (a)	637	30,888
CIRCOR International, Inc. (a)	348	8,867
Colfax Corp. (a)	1,509	42,101
Columbus McKinnon Corp. (NY Shares)	413	13,815
Commercial Vehicle Group, Inc. (a)	477	1,379
Crane Co.	880	52,325
Donaldson Co., Inc.	2,242	104,298
Douglas Dynamics, Inc.	401	14,083
Energy Recovery, Inc. (a)(b)	576	4,375
Enerpac Tool Group Corp. Class A	944	16,614
EnPro Industries, Inc.	364	17,942
ESCO Technologies, Inc.	467	39,476
Evoqua Water Technologies Corp. (a)	1,317	24,496
Federal Signal Corp.	1,081	32,138
Flowserve Corp.	2,323	66,252
Franklin Electric Co., Inc.	675	35,451
Gardner Denver Holdings, Inc. (a)	6,150	172,938
Gates Industrial Corp. PLC (a)	798	8,203
Gorman-Rupp Co.	315	9,790
Graco, Inc.	2,957	141,906
Greenbrier Companies, Inc. (b)	576	13,104
Helios Technologies, Inc.	530	19,743
Hillenbrand, Inc.	1,330	36,003
Hyster-Yale Materials Handling Class A	176	6,804
ITT, Inc.	1,530	89,872
John Bean Technologies Corp.	569	48,945
Kadant, Inc.	202	20,131
Kennametal, Inc.	1,475	42,347
Lincoln Electric Holdings, Inc.	1,048	88,284
Lindsay Corp.	192	17,704
LiqTech International, Inc. (a)(b)	284	1,551
Lydall, Inc. (a)	315	4,271
Manitowoc Co., Inc. (a)	599	6,517
Meritor, Inc. (a)	1,269	25,126
Middleby Corp. (a)	988	77,993
Miller Industries, Inc.	198	5,894
Mueller Industries, Inc.	1,009	26,819
Mueller Water Products, Inc. Class A	2,843	26,809
Navistar International Corp. (a)	1,183	33,361
NN, Inc. (b)	763	3,617
Nordson Corp.	909	172,446
Omega Flex, Inc.	51	5,396
Oshkosh Corp.	1,207	86,445
Pentair PLC	2,935	111,501
Proto Labs, Inc. (a)	470	52,861
RBC Bearings, Inc. (a)	444	59,514
REV Group, Inc.	503	3,068
Rexnord Corp.	2,124	61,915
Snap-On, Inc.	964	133,524
SPX Corp. (a)(b)	803	33,043
SPX Flow, Inc. (a)	775	29,016
Standex International Corp.	212	12,201
Tennant Co.	335	21,778
Terex Corp.	1,140	21,398
The Shyft Group, Inc.	583	9,818
Timken Co.	1,213	55,179
Toro Co.	1,892	125,515
TriMas Corp. (a)	767	18,370
Trinity Industries, Inc. (b)	1,669	35,533
Wabash National Corp. (b)	914	9,707
Watts Water Technologies, Inc. Class A	487	39,447
Welbilt, Inc. (a)(b)	2,262	13,776
Woodward, Inc.	1,002	77,705
		2,898,754
Marine - 0.1%
Eagle Bulk Shipping, Inc. (a)	1,300	2,847
Genco Shipping & Trading Ltd.	261	1,639
Kirby Corp. (a)	1,070	57,309
Matson, Inc.	759	22,087
		83,882
Professional Services - 1.2%
ASGN, Inc. (a)	932	62,146
Barrett Business Services, Inc.	136	7,226
CBIZ, Inc. (a)	969	23,227
CoreLogic, Inc. (b)	1,417	95,251
CRA International, Inc.	139	5,491
Exponent, Inc.	920	74,456
Forrester Research, Inc. (a)	177	5,671
Franklin Covey Co. (a)	170	3,638
FTI Consulting, Inc. (a)	657	75,259
Heidrick & Struggles International, Inc.	326	7,048
Huron Consulting Group, Inc. (a)	406	17,966
ICF International, Inc.	334	21,653
Insperity, Inc.	650	42,075
Kelly Services, Inc. Class A (non-vtg.)	577	9,125
Kforce, Inc.	341	9,974
Korn Ferry	1,002	30,791
Manpower, Inc.	1,032	70,950
MISTRAS Group, Inc. (a)	308	1,217
Nielsen Holdings PLC	6,329	94,049
Resources Connection, Inc.	502	6,009
Robert Half International, Inc.	2,037	107,615
TriNet Group, Inc. (a)	762	46,436
TrueBlue, Inc. (a)	668	10,200
Upwork, Inc. (a)	1,123	16,216
Willdan Group, Inc. (a)(b)	175	4,377
		848,066
Road & Rail - 0.9%
AMERCO	144	43,515
ArcBest Corp.	466	12,354
Avis Budget Group, Inc. (a)(b)	955	21,860
Covenant Transport Group, Inc. Class A (a)	246	3,550
Heartland Express, Inc.	835	17,385
J.B. Hunt Transport Services, Inc.	1,495	179,908
Knight-Swift Transportation Holdings, Inc. Class A (b)	2,182	91,011
Landstar System, Inc.	679	76,258
Marten Transport Ltd.	680	17,109
Ryder System, Inc.	948	35,559
Saia, Inc. (a)	463	51,476
Schneider National, Inc. Class B	584	14,407
Universal Logistics Holdings, Inc.	162	2,816
Werner Enterprises, Inc.	1,021	44,444
YRC Worldwide, Inc. (a)(b)	571	1,056
		612,708
Trading Companies & Distributors - 1.1%
Air Lease Corp. Class A	1,864	54,597
Applied Industrial Technologies, Inc.	691	43,111
Beacon Roofing Supply, Inc. (a)	1,222	32,224
BlueLinx Corp. (a)	141	1,208
BMC Stock Holdings, Inc. (a)	1,216	30,570
CAI International, Inc. (a)	284	4,731
DXP Enterprises, Inc. (a)	292	5,814
Foundation Building Materials, Inc. (a)	307	4,792
GATX Corp. (b)	614	37,442
GMS, Inc. (a)	737	18,123
H&E Equipment Services, Inc.	589	10,885
HD Supply Holdings, Inc. (a)	2,877	99,688
Herc Holdings, Inc. (a)	427	13,122
Kaman Corp.	494	20,550
MRC Global, Inc. (a)	1,415	8,363
MSC Industrial Direct Co., Inc. Class A	800	58,248
Now, Inc. (a)	1,926	16,621
Rush Enterprises, Inc. Class A	487	20,191
SiteOne Landscape Supply, Inc. (a)(b)	746	85,022
Textainer Group Holdings Ltd. (a)	790	6,462
Titan Machinery, Inc. (a)	367	3,986
Triton International Ltd.	908	27,458
Univar, Inc. (a)	2,499	42,133
Veritiv Corp. (a)	208	3,528
Watsco, Inc.	580	103,066
WESCO International, Inc. (a)	874	30,686
		782,621
Transportation Infrastructure - 0.1%
Macquarie Infrastructure Co. LLC	1,387	42,567

TOTAL INDUSTRIALS		10,307,261

INFORMATION TECHNOLOGY - 15.9%
Communications Equipment - 1.3%
Acacia Communications, Inc. (a)	679	45,622
ADTRAN, Inc.	891	9,739
Applied Optoelectronics, Inc. (a)(b)	368	4,000
CalAmp Corp. (a)	600	4,806
Calix Networks, Inc. (a)	884	13,172
Casa Systems, Inc. (a)	474	1,972
Ciena Corp. (a)	2,720	147,315
CommScope Holding Co., Inc. (a)	3,497	29,130
Comtech Telecommunications Corp.	430	7,263
Digi International, Inc. (a)	495	5,767
EchoStar Holding Corp. Class A (a)	805	22,508
Extreme Networks, Inc. (a)	2,154	9,348
F5 Networks, Inc. (a)	1,081	150,778
Harmonic, Inc. (a)	1,813	8,612
Infinera Corp. (a)(b)	2,872	17,002
Inseego Corp. (a)(b)	1,229	14,256
InterDigital, Inc.	556	31,486
Juniper Networks, Inc.	5,858	133,914
Lumentum Holdings, Inc. (a)	1,327	108,058
NETGEAR, Inc. (a)	519	13,437
NetScout Systems, Inc. (a)	1,121	28,653
Plantronics, Inc. (b)	584	8,573
Sonus Networks, Inc. (a)	1,556	6,115
Ubiquiti, Inc. (b)	213	37,181
ViaSat, Inc. (a)	1,027	39,406
Viavi Solutions, Inc. (a)	4,108	52,336
		950,449
Electronic Equipment & Components - 2.4%
Akoustis Technologies, Inc. (a)(b)	458	3,797
Arlo Technologies, Inc. (a)	1,208	3,117
Arrow Electronics, Inc. (a)	1,394	95,754
Avnet, Inc.	1,756	48,966
Badger Meter, Inc.	525	33,033
Belden, Inc.	700	22,785
Benchmark Electronics, Inc.	656	14,170
Cognex Corp.	3,041	181,609
Coherent, Inc. (a)	434	56,845
CTS Corp.	598	11,984
Dolby Laboratories, Inc. Class A	1,148	75,619
ePlus, Inc. (a)	241	17,034
Fabrinet (a)	657	41,010
FARO Technologies, Inc. (a)	310	16,616
Fitbit, Inc. (a)	4,162	26,887
FLIR Systems, Inc.	2,323	94,244
II-VI, Inc. (a)	1,559	73,616
Insight Enterprises, Inc. (a)	636	31,291
IPG Photonics Corp. (a)	633	101,527
Itron, Inc. (a)	630	41,738
Jabil, Inc.	2,436	78,147
Knowles Corp. (a)	1,523	23,241
Littelfuse, Inc.	433	73,883
Luna Innovations, Inc. (a)(b)	393	2,295
Methode Electronics, Inc. Class A	660	20,632
MTS Systems Corp.	320	5,629
Napco Security Technolgies, Inc. (a)	199	4,655
National Instruments Corp.	2,096	81,136
nLIGHT, Inc. (a)(b)	575	12,800
Novanta, Inc. (a)	625	66,731
OSI Systems, Inc. (a)	303	22,616
Par Technology Corp. (a)(b)	195	5,836
PC Connection, Inc.	188	8,716
Plexus Corp. (a)	527	37,185
Rogers Corp. (a)(b)	330	41,118
Sanmina Corp. (a)	1,204	30,148
ScanSource, Inc. (a)	434	10,455
SYNNEX Corp.	727	87,073
TTM Technologies, Inc. (a)	1,753	20,791
Vishay Intertechnology, Inc.	2,351	35,900
Vishay Precision Group, Inc. (a)	221	5,432
		1,666,061
IT Services - 2.1%
Alliance Data Systems Corp.	762	34,381
Brightcove, Inc. (a)	634	4,996
CACI International, Inc. Class A (a)	444	96,295
Cardtronics PLC (a)(b)	664	15,923
Cass Information Systems, Inc.	215	8,391
Conduent, Inc. (a)	2,882	6,888
CSG Systems International, Inc.	581	24,048
DXC Technology Co.	4,490	74,085
Endurance International Group Holdings, Inc. (a)	1,447	5,831
Euronet Worldwide, Inc. (a)	929	89,017
EVERTEC, Inc.	1,083	30,432
EVO Payments, Inc. Class A (a)	719	16,415
ExlService Holdings, Inc. (a)	615	38,991
Fastly, Inc. Class A (a)	330	28,093
Genpact Ltd.	2,734	99,846
GreenSky, Inc. Class A (a)(b)	758	3,714
GTT Communications, Inc. (a)(b)	516	4,211
Hackett Group, Inc.	493	6,675
i3 Verticals, Inc. Class A (a)	254	7,684
International Money Express, Inc. (a)	443	5,520
KBR, Inc.	2,528	57,006
Limelight Networks, Inc. (a)	2,115	15,566
Liveramp Holdings, Inc. (a)	1,161	49,308
ManTech International Corp. Class A	477	32,670
Maximus, Inc.	1,086	76,509
MongoDB, Inc. Class A (a)(b)	643	145,537
NIC, Inc.	1,189	27,299
Paysign, Inc. (a)	469	4,554
Perficient, Inc. (a)	600	21,468
Perspecta, Inc.	2,410	55,984
Repay Holdings Corp. (a)	649	15,985
Sabre Corp.	4,931	39,744
Science Applications International Corp.	872	67,737
Switch, Inc. Class A	1,058	18,854
Sykes Enterprises, Inc. (a)	700	19,362
Ttec Holdings, Inc.	309	14,387
Unisys Corp. (a)	907	9,895
Verra Mobility Corp. (a)	2,340	24,055
Virtusa Corp. (a)	523	16,982
WEX, Inc. (a)	770	127,058
		1,441,396
Semiconductors & Semiconductor Equipment - 3.0%
ACM Research, Inc. (a)(b)	160	9,978
Advanced Energy Industries, Inc. (a)	681	46,165
Alpha & Omega Semiconductor Ltd. (a)	330	3,590
Ambarella, Inc. (a)	577	26,427
Amkor Technology, Inc. (a)	1,843	22,687
Axcelis Technologies, Inc. (a)	586	16,320
Brooks Automation, Inc.	1,319	58,353
Cabot Microelectronics Corp.	517	72,142
Ceva, Inc. (a)	387	14,482
Cirrus Logic, Inc. (a)	1,039	64,189
Cohu, Inc. (b)	721	12,502
Cree, Inc. (a)	1,917	113,467
Diodes, Inc. (a)	743	37,670
DSP Group, Inc. (a)	400	6,352
Enphase Energy, Inc. (a)	1,444	68,691
Entegris, Inc.	2,394	141,366
First Solar, Inc. (a)(b)	1,346	66,627
FormFactor, Inc. (a)	1,344	39,420
Ichor Holdings Ltd. (a)	427	11,350
Impinj, Inc. (a)	264	7,252
Inphi Corp. (a)	854	100,345
Kulicke & Soffa Industries, Inc.	1,121	23,350
Lattice Semiconductor Corp. (a)	2,393	67,937
MACOM Technology Solutions Holdings, Inc. (a)	810	27,824
MaxLinear, Inc. Class A (a)	1,159	24,872
MKS Instruments, Inc.	976	110,522
Monolithic Power Systems, Inc.	737	174,669
NeoPhotonics Corp. (a)	731	6,491
NVE Corp.	93	5,750
ON Semiconductor Corp. (a)	7,305	144,785
Onto Innovation, Inc. (a)	845	28,764
PDF Solutions, Inc. (a)	520	10,171
Photronics, Inc. (a)	1,151	12,811
Power Integrations, Inc.	531	62,727
Rambus, Inc. (a)	2,029	30,841
Semtech Corp. (a)	1,156	60,366
Silicon Laboratories, Inc. (a)	780	78,211
SMART Global Holdings, Inc. (a)	245	6,659
SolarEdge Technologies, Inc. (a)	881	122,265
SunPower Corp. (a)(b)	1,640	12,562
Synaptics, Inc. (a)	602	36,192
Ultra Clean Holdings, Inc. (a)	691	15,637
Universal Display Corp.	753	112,664
Veeco Instruments, Inc. (a)(b)	859	11,588
		2,127,033
Software - 6.6%
2U, Inc. (a)(b)	1,131	42,933
8x8, Inc. (a)	1,814	29,024
A10 Networks, Inc. (a)	1,034	7,042
ACI Worldwide, Inc. (a)	2,068	55,815
Agilysys, Inc. (a)	359	6,440
Alarm.com Holdings, Inc. (a)	751	48,672
Altair Engineering, Inc. Class A (a)(b)	708	28,143
Alteryx, Inc. Class A (a)(b)	884	145,224
Anaplan, Inc. (a)	1,583	71,726
AppFolio, Inc. (a)	261	42,467
Appian Corp. Class A (a)(b)	623	31,929
Aspen Technology, Inc. (a)	1,200	124,332
Asure Software, Inc. (a)	190	1,222
Avalara, Inc. (a)	1,211	161,172
Avaya Holdings Corp. (a)(b)	1,474	18,219
Benefitfocus, Inc. (a)	520	5,595
Blackbaud, Inc.	874	49,888
BlackLine, Inc. (a)	767	63,592
Bottomline Technologies, Inc. (a)	670	34,016
Box, Inc. Class A (a)	2,683	55,699
CDK Global, Inc.	2,152	89,136
Cerence, Inc. (a)(b)	650	26,546
Ceridian HCM Holding, Inc. (a)	1,806	143,162
Cloudera, Inc. (a)	4,620	58,766
CommVault Systems, Inc. (a)	745	28,832
Cornerstone OnDemand, Inc. (a)	990	38,174
Crowdstrike Holdings, Inc.	365	36,606
Digimarc Corp. (a)(b)	203	3,246
Digital Turbine, Inc. (a)	1,114	14,003
Domo, Inc. Class B (a)	386	12,418
Dropbox, Inc. Class A (a)	3,973	86,492
Dynatrace, Inc.	2,798	113,599
Ebix, Inc. (b)	386	8,631
Elastic NV (a)	596	54,957
Envestnet, Inc. (a)	949	69,789
Everbridge, Inc. (a)	610	84,400
FireEye, Inc. (a)(b)	3,971	48,347
Five9, Inc. (a)	1,098	121,516
Forescout Technologies, Inc. (a)	699	14,819
Globalscape, Inc.	181	1,765
HubSpot, Inc. (a)	728	163,327
Intelligent Systems Corp. (a)	97	3,306
j2 Global, Inc.	805	50,884
LivePerson, Inc. (a)	1,093	45,283
LogMeIn, Inc.	865	73,326
Manhattan Associates, Inc. (a)	1,127	106,163
MicroStrategy, Inc. Class A (a)	136	16,087
Mitek Systems, Inc. (a)	766	7,361
MobileIron, Inc. (a)	1,563	7,706
Model N, Inc. (a)	502	17,450
New Relic, Inc. (a)	908	62,561
Nuance Communications, Inc. (a)	4,979	125,994
Nutanix, Inc. Class A (a)	2,682	63,577
Onespan, Inc. (a)	605	16,898
Parametric Technology Corp. (a)	1,843	143,367
Pareteum Corp. (a)(b)	2,314	1,435
Paylocity Holding Corp. (a)(b)	638	93,078
Pegasystems, Inc.	679	68,694
Pluralsight, Inc. (a)	1,726	31,154
Progress Software Corp.	803	31,116
Proofpoint, Inc. (a)	1,017	113,009
PROS Holdings, Inc. (a)	705	31,323
Q2 Holdings, Inc. (a)	869	74,552
QAD, Inc. Class A	197	8,132
Qualys, Inc. (a)	592	61,580
Rapid7, Inc. (a)	789	40,255
RealPage, Inc. (a)	1,539	100,050
SailPoint Technologies Holding, Inc. (a)(b)	1,513	40,049
SecureWorks Corp. (a)	178	2,035
ShotSpotter, Inc. (a)(b)	137	3,452
Smartsheet, Inc. (a)	1,631	83,051
Smith Micro Software, Inc. (a)	420	1,873
SolarWinds, Inc. (a)(b)	1,139	20,126
SPS Commerce, Inc. (a)	628	47,175
SurveyMonkey (a)	1,656	38,982
Synchronoss Technologies, Inc. (a)	613	2,164
TeleNav, Inc. (a)	663	3,640
Tenable Holdings, Inc. (a)	773	23,043
Teradata Corp. (a)	1,935	40,248
Upland Software, Inc. (a)	367	12,757
Varonis Systems, Inc. (a)	559	49,460
Verint Systems, Inc. (a)	1,140	51,505
VirnetX Holding Corp. (b)	1,196	7,774
Workiva, Inc. (a)	675	36,106
Xperi Holding Corp.	2,044	30,169
Yext, Inc. (a)	1,744	28,968
Zendesk, Inc. (a)	2,029	179,627
Zix Corp. (a)	990	6,831
Zoom Video Communications, Inc. Class A (a)(b)	506	128,291
Zscaler, Inc. (a)(b)	1,172	128,334
Zuora, Inc. (a)	1,323	16,868
		4,618,550
Technology Hardware, Storage & Peripherals - 0.5%
3D Systems Corp. (a)(b)	2,084	14,567
Avid Technology, Inc. (a)	586	4,260
Dell Technologies, Inc. (a)	2,734	150,206
Diebold Nixdorf, Inc. (a)(b)	1,390	8,423
Immersion Corp. (a)	457	2,847
NCR Corp. (a)	2,275	39,403
Pure Storage, Inc. Class A (a)	4,127	71,521
Xerox Holdings Corp.	3,236	49,478
		340,705

TOTAL INFORMATION TECHNOLOGY		11,144,194

MATERIALS - 4.9%
Chemicals - 2.4%
Advanced Emissions Solutions, Inc.	295	1,431
AdvanSix, Inc. (a)	498	5,847
Albemarle Corp. U.S. (b)	1,886	145,618
American Vanguard Corp.	444	6,109
Amyris, Inc. (a)(b)	1,252	5,346
Ashland Global Holdings, Inc.	1,071	74,006
Axalta Coating Systems Ltd. (a)	3,716	83,796
Balchem Corp.	571	54,165
Cabot Corp.	1,013	37,532
CF Industries Holdings, Inc.	3,801	106,960
Chase Corp.	134	13,735
Element Solutions, Inc. (a)	3,880	42,098
Ferro Corp. (a)	1,435	17,134
GCP Applied Technologies, Inc. (a)	940	17,465
H.B. Fuller Co.	909	40,541
Huntsman Corp.	3,490	62,715
Ingevity Corp. (a)	735	38,639
Innospec, Inc.	435	33,604
Intrepid Potash, Inc. (a)	1,501	1,486
Koppers Holdings, Inc. (a)	369	6,952
Kraton Performance Polymers, Inc. (a)	540	9,331
Kronos Worldwide, Inc. (b)	341	3,550
Livent Corp. (a)	2,560	15,770
Minerals Technologies, Inc.	615	28,862
NewMarket Corp.	128	51,261
Olin Corp.	2,805	32,229
PolyOne Corp.	1,631	42,781
PQ Group Holdings, Inc. (a)	667	8,831
Quaker Chemical Corp.	233	43,256
Rayonier Advanced Materials, Inc.	825	2,318
RPM International, Inc.	2,292	172,038
Sensient Technologies Corp.	757	39,485
Stepan Co.	356	34,568
The Chemours Co. LLC	2,952	45,313
The Mosaic Co.	6,215	77,750
The Scotts Miracle-Gro Co. Class A	698	93,860
Tredegar Corp.	438	6,745
Trinseo SA (b)	684	15,157
Tronox Holdings PLC	1,671	12,065
Valvoline, Inc.	3,287	63,538
Venator Materials PLC (a)	844	1,511
W.R. Grace & Co.	983	49,946
Westlake Chemical Corp.	615	32,995
		1,678,339
Construction Materials - 0.1%
Eagle Materials, Inc.	746	52,384
Forterra, Inc. (a)	316	3,527
Summit Materials, Inc. (a)	1,998	32,128
U.S. Concrete, Inc. (a)	289	7,167
		95,206
Containers & Packaging - 1.1%
Aptargroup, Inc.	1,134	126,985
Berry Global Group, Inc. (a)	2,350	104,152
Graphic Packaging Holding Co.	4,941	69,125
Greif, Inc. Class A	463	15,932
Myers Industries, Inc.	682	9,923
O-I Glass, Inc.	2,742	24,623
Packaging Corp. of America	1,682	167,864
Sealed Air Corp.	2,747	90,239
Silgan Holdings, Inc.	1,370	44,374
Sonoco Products Co.	1,772	92,658
UFP Technologies, Inc. (a)	118	5,199
		751,074
Metals & Mining - 1.1%
Alcoa Corp. (a)	3,302	37,114
Allegheny Technologies, Inc. (a)	2,222	22,642
Carpenter Technology Corp.	841	20,419
Century Aluminum Co. (a)	922	6,574
Cleveland-Cliffs, Inc. (b)	7,095	39,164
Coeur d'Alene Mines Corp. (a)	4,205	21,361
Commercial Metals Co.	2,112	43,085
Compass Minerals International, Inc.	610	29,738
Contura Energy, Inc. (a)	320	973
Gold Resource Corp.	1,152	4,735
Haynes International, Inc.	214	4,999
Hecla Mining Co.	9,353	30,584
Kaiser Aluminum Corp.	290	21,350
Materion Corp.	359	22,075
McEwen Mining, Inc. (a)(b)	5,422	5,476
Reliance Steel & Aluminum Co.	1,126	106,891
Royal Gold, Inc.	1,168	145,206
Ryerson Holding Corp. (a)	318	1,790
Schnitzer Steel Industries, Inc. Class A	502	8,855
Steel Dynamics, Inc.	3,733	97,394
SunCoke Energy, Inc.	1,520	4,499
TimkenSteel Corp. (a)(b)	642	2,497
United States Steel Corp. (b)	3,909	28,223
Warrior Metropolitan Coal, Inc.	891	13,712
Worthington Industries, Inc.	643	23,984
		743,340
Paper & Forest Products - 0.2%
Boise Cascade Co.	686	25,800
Clearwater Paper Corp. (a)	290	10,478
Domtar Corp.	976	20,603
Louisiana-Pacific Corp.	2,002	51,351
Mercer International, Inc. (SBI)	706	5,761
Neenah, Inc.	291	14,393
P.H. Glatfelter Co.	799	12,824
Resolute Forest Products (a)	1,407	2,969
Schweitzer-Mauduit International, Inc.	540	18,041
Verso Corp.	629	7,523
		169,743

TOTAL MATERIALS		3,437,702

REAL ESTATE - 7.9%
Equity Real Estate Investment Trusts (REITs) - 7.4%
Acadia Realty Trust (SBI)	1,530	19,859
Agree Realty Corp.	964	63,344
Alexander & Baldwin, Inc.	1,187	14,470
Alexanders, Inc.	37	8,913
American Assets Trust, Inc.	860	23,942
American Campus Communities, Inc.	2,450	85,652
American Finance Trust, Inc.	1,979	15,703
American Homes 4 Rent Class A	4,545	122,261
Americold Realty Trust	3,556	129,083
Apartment Investment & Management Co. Class A	2,653	99,859
Apple Hospitality (REIT), Inc.	3,794	36,650
Armada Hoffler Properties, Inc.	996	9,910
Ashford Hospitality Trust, Inc.	1,407	1,017
Bluerock Residential Growth (REIT), Inc.	377	3,046
Braemar Hotels & Resorts, Inc.	532	1,522
Brandywine Realty Trust (SBI)	3,103	33,792
Brixmor Property Group, Inc.	5,322	68,228
CareTrust (REIT), Inc.	1,703	29,223
CatchMark Timber Trust, Inc.	887	7,850
CBL & Associates Properties, Inc. (a)(b)	2,758	752
Chatham Lodging Trust	828	5,067
City Office REIT, Inc.	859	8,642
Colony Capital, Inc.	8,516	20,438
Columbia Property Trust, Inc.	2,080	27,331
Community Healthcare Trust, Inc.	375	15,338
CoreCivic, Inc.	2,157	20,190
CorEnergy Infrastructure Trust, Inc.	226	2,068
CorePoint Lodging, Inc.	719	3,027
CoreSite Realty Corp.	719	87,042
Corporate Office Properties Trust (SBI)	2,006	50,832
Cousins Properties, Inc.	2,654	79,169
CubeSmart	3,454	93,223
CyrusOne, Inc.	2,045	148,774
DiamondRock Hospitality Co.	3,525	19,493
Douglas Emmett, Inc.	2,943	90,232
Easterly Government Properties, Inc.	1,322	30,565
EastGroup Properties, Inc.	695	82,434
Empire State Realty Trust, Inc.	2,742	19,194
EPR Properties	1,382	45,786
Equity Commonwealth	2,173	69,971
Essential Properties Realty Trust, Inc.	1,641	24,352
Federal Realty Investment Trust (SBI)	1,254	106,853
First Industrial Realty Trust, Inc.	2,267	87,143
Four Corners Property Trust, Inc.	1,272	31,037
Franklin Street Properties Corp.	1,908	9,712
Front Yard Residential Corp. Class B	884	7,691
Gaming & Leisure Properties	3,678	127,259
Getty Realty Corp.	636	18,876
Gladstone Commercial Corp.	628	11,775
Gladstone Land Corp.	335	5,313
Global Medical REIT, Inc.	692	7,840
Global Net Lease, Inc.	1,605	26,852
Government Properties Income Trust	877	22,776
Healthcare Realty Trust, Inc.	2,395	70,150
Healthcare Trust of America, Inc.	3,892	103,216
Hersha Hospitality Trust	643	3,704
Highwoods Properties, Inc. (SBI)	1,855	69,247
Hospitality Properties Trust (SBI)	2,877	20,398
Hudson Pacific Properties, Inc.	2,766	69,593
Independence Realty Trust, Inc.	1,727	19,843
Industrial Logistics Properties Trust	1,200	24,660
Investors Real Estate Trust	215	15,155
Iron Mountain, Inc.	5,116	133,528
iStar Financial, Inc.	1,305	16,078
JBG SMITH Properties	2,105	62,245
Jernigan Capital, Inc.	446	6,101
Kilroy Realty Corp.	1,887	110,767
Kimco Realty Corp.	7,710	98,996
Kite Realty Group Trust	1,473	16,998
Lamar Advertising Co. Class A	1,532	102,276
Lexington Corporate Properties Trust	4,929	52,001
Life Storage, Inc.	832	78,998
LTC Properties, Inc.	702	26,444
Mack-Cali Realty Corp.	1,606	24,556
Monmouth Real Estate Investment Corp. Class A	1,795	26,010
National Health Investors, Inc.	790	47,969
National Retail Properties, Inc.	3,059	108,533
National Storage Affiliates Trust	1,107	31,727
New Senior Investment Group, Inc.	1,499	5,426
NexPoint Residential Trust, Inc.	392	13,857
Omega Healthcare Investors, Inc.	4,030	119,812
Outfront Media, Inc.	2,591	36,714
Paramount Group, Inc.	3,493	26,931
Park Hotels & Resorts, Inc.	4,196	41,498
Pebblebrook Hotel Trust	2,380	32,511
Pennsylvania Real Estate Investment Trust (SBI) (b)	1,173	1,595
Physicians Realty Trust	3,639	63,755
Piedmont Office Realty Trust, Inc. Class A	2,280	37,871
Plymouth Industrial REIT, Inc.	248	3,174
Potlatch Corp.	1,209	45,978
Preferred Apartment Communities, Inc. Class A	795	6,042
PS Business Parks, Inc.	357	47,267
QTS Realty Trust, Inc. Class A	1,072	68,704
Ramco-Gershenson Properties Trust (SBI)	1,422	9,897
Rayonier, Inc.	2,459	60,959
Retail Opportunity Investments Corp.	2,059	23,328
Retail Properties America, Inc.	3,783	27,692
Retail Value, Inc.	274	3,387
Rexford Industrial Realty, Inc.	2,186	90,566
RLJ Lodging Trust	2,956	27,905
Ryman Hospitality Properties, Inc.	970	33,562
Sabra Health Care REIT, Inc.	3,680	53,102
Safety Income and Growth, Inc.	243	13,970
Saul Centers, Inc.	217	7,003
Senior Housing Properties Trust (SBI)	4,158	18,399
Seritage Growth Properties (a)(b)	664	7,570
SITE Centers Corp.	2,636	21,352
SL Green Realty Corp.	1,370	67,527
Spirit Realty Capital, Inc.	1,838	64,073
Stag Industrial, Inc.	2,652	77,757
Store Capital Corp.	3,967	94,454
Summit Hotel Properties, Inc.	1,848	10,959
Sunstone Hotel Investors, Inc.	3,887	31,679
Tanger Factory Outlet Centers, Inc. (b)	1,655	11,800
Taubman Centers, Inc.	1,092	41,234
Terreno Realty Corp.	1,213	63,852
The GEO Group, Inc.	2,206	26,097
The Macerich Co. (b)	2,030	18,209
UMH Properties, Inc.	656	8,482
Uniti Group, Inc.	3,496	32,688
Universal Health Realty Income Trust (SBI)	224	17,806
Urban Edge Properties	2,001	23,752
Urstadt Biddle Properties, Inc. Class A	529	6,285
Washington Prime Group, Inc. (b)	3,408	2,865
Washington REIT (SBI)	1,463	32,479
Weingarten Realty Investors (SBI)	2,179	41,248
Whitestone REIT Class B	715	5,198
Xenia Hotels & Resorts, Inc.	2,033	18,968
		5,167,803
Real Estate Management & Development - 0.5%
Altisource Portfolio Solutions SA (a)(b)	165	2,432
Cto Realty Growth, Inc.	84	3,318
eXp World Holdings, Inc. (a)(b)	406	6,922
Forestar Group, Inc. (a)	275	4,147
Howard Hughes Corp. (a)	804	41,768
Jones Lang LaSalle, Inc.	915	94,666
Kennedy-Wilson Holdings, Inc.	2,218	33,758
Marcus & Millichap, Inc. (a)	407	11,746
Newmark Group, Inc.	2,769	13,457
RE/MAX Holdings, Inc.	330	10,372
Realogy Holdings Corp.	2,003	14,842
Redfin Corp. (a)	1,575	66,008
The RMR Group, Inc.	266	7,839
The St. Joe Co. (a)(b)	555	10,778
		322,053

TOTAL REAL ESTATE		5,489,856

UTILITIES - 2.6%
Electric Utilities - 1.0%
Allete, Inc.	919	50,187
Avangrid, Inc.	990	41,560
El Paso Electric Co.	724	48,508
Hawaiian Electric Industries, Inc.	1,937	69,848
IDACORP, Inc.	896	78,284
MGE Energy, Inc.	642	41,415
NRG Energy, Inc.	4,327	140,887
OGE Energy Corp.	3,558	108,021
Otter Tail Corp.	712	27,618
PNM Resources, Inc.	1,417	54,469
Portland General Electric Co.	1,588	66,394
		727,191
Gas Utilities - 0.8%
Chesapeake Utilities Corp.	291	24,444
National Fuel Gas Co.	1,603	67,214
New Jersey Resources Corp.	1,697	55,407
Northwest Natural Holding Co. (b)	548	30,573
ONE Gas, Inc.	935	72,042
South Jersey Industries, Inc.	1,657	41,408
Southwest Gas Holdings, Inc.	970	66,979
Spire, Inc.	905	59,468
UGI Corp.	3,716	118,169
		535,704
Independent Power and Renewable Electricity Producers - 0.2%
Clearway Energy, Inc.:
Class A	633	13,274
Class C	1,369	31,569
Ormat Technologies, Inc.	908	57,649
Sunnova Energy International, Inc.	239	4,080
Terraform Power, Inc.	1,412	26,037
		132,609
Multi-Utilities - 0.4%
Avista Corp.	1,195	43,486
Black Hills Corp.	1,112	63,006
MDU Resources Group, Inc.	3,563	79,027
NorthWestern Energy Corp.	897	48,904
Unitil Corp.	260	11,653
		246,076
Water Utilities - 0.2%
American States Water Co.	654	51,424
Cadiz, Inc. (a)(b)	561	5,700
California Water Service Group	874	41,690
Middlesex Water Co.	304	20,423
SJW Corp.	469	29,130
York Water Co. (b)	227	10,887
		159,254

TOTAL UTILITIES		1,800,834

TOTAL COMMON STOCKS
(Cost $75,937,702)		68,118,373

Money Market Funds - 11.5%
Fidelity Cash Central Fund 0.12% (e)	1,425,874	1,426,159
Fidelity Securities Lending Cash Central Fund 0.12% (e)(f)	6,624,953	6,625,615
TOTAL MONEY MARKET FUNDS
(Cost $8,051,774)		8,051,774
TOTAL INVESTMENT IN SECURITIES - 108.9%
(Cost $83,989,476)		76,170,147
NET OTHER ASSETS (LIABILITIES) - (8.9)%		(6,245,946)
NET ASSETS - 100%		$69,924,201

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	12	Sept. 2020	$862,560	$18,916	$18,916
CME E-mini S&P MidCap 400 Index Contracts (United States)	5	Sept. 2020	889,550	2,392	2,392
TOTAL FUTURES CONTRACTS					$21,308

The notional amount of futures purchased as a percentage of Net Assets is 2.5%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Level 3 security

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $33,397 or 0.0% of net assets.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$5,168
Fidelity Securities Lending Cash Central Fund	28,803
Total	$33,971

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$2,372,536	$2,369,758	$--	$2,778
Consumer Discretionary	8,917,866	8,917,866	--	--
Consumer Staples	2,375,732	2,375,732	--	--
Energy	1,674,737	1,674,737	--	--
Financials	9,319,647	9,319,647	--	--
Health Care	11,278,008	11,278,008	--	--
Industrials	10,307,261	10,307,261	--	--
Information Technology	11,144,194	11,144,194	--	--
Materials	3,437,702	3,437,702	--	--
Real Estate	5,489,856	5,489,856	--	--
Utilities	1,800,834	1,800,834	--	--
Money Market Funds	8,051,774	8,051,774	--	--
Total Investments in Securities:	$76,170,147	$76,167,369	$--	$2,778
Derivative Instruments:
Assets
Futures Contracts	$21,308	$21,308	$--	$--
Total Assets	$21,308	$21,308	$--	$--
Total Derivative Instruments:	$21,308	$21,308	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2020. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$21,308	$0
Total Equity Risk	21,308	0
Total Value of Derivatives	$21,308	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

VIP Extended Market Index Portfolio

Financial Statements

Statement of Assets and Liabilities

		June 30, 2020 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $6,520,981) — See accompanying schedule: Unaffiliated issuers (cost $75,937,702)	$68,118,373
Fidelity Central Funds (cost $8,051,774)	8,051,774
Total Investment in Securities (cost $83,989,476)		$76,170,147
Segregated cash with brokers for derivative instruments		158,200
Cash		90,068
Foreign currency held at value (cost $92)		92
Receivable for investments sold		9,142
Receivable for fund shares sold		36,623
Dividends receivable		66,190
Distributions receivable from Fidelity Central Funds		11,311
Receivable for daily variation margin on futures contracts		20,608
Total assets		76,562,381
Liabilities
Payable for investments purchased	$3,854
Payable for fund shares redeemed	32
Accrued management fee	4,087
Distribution and service plan fees payable	476
Other affiliated payables	3,503
Other payables and accrued expenses	588
Collateral on securities loaned	6,625,640
Total liabilities		6,638,180
Net Assets		$69,924,201
Net Assets consist of:
Paid in capital		$76,290,440
Total accumulated earnings (loss)		(6,366,239)
Net Assets		$69,924,201
Net Asset Value and Maximum Offering Price
Initial Class:
Net Asset Value, offering price and redemption price per share ($65,698,837 ÷ 6,969,354 shares)		$9.43
Service Class:
Net Asset Value, offering price and redemption price per share ($3,211,632 ÷ 341,024 shares)		$9.42
Service Class 2:
Net Asset Value, offering price and redemption price per share ($1,013,732 ÷ 107,621 shares)		$9.42

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2020 (Unaudited)
Investment Income
Dividends		$518,967
Interest		196
Income from Fidelity Central Funds (including $28,803 from security lending)		33,971
Total income		553,134
Expenses
Management fee	$23,723
Transfer agent fees	20,333
Distribution and service plan fees	2,537
Independent trustees' fees and expenses	215
Miscellaneous	1,688
Total expenses before reductions	48,496
Expense reductions	(710)
Total expenses after reductions		47,786
Net investment income (loss)		505,348
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,743,347
Fidelity Central Funds	342
Foreign currency transactions	(24)
Futures contracts	(353,644)
Total net realized gain (loss)		1,390,021
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(12,366,353)
Assets and liabilities in foreign currencies	(45)
Futures contracts	16,966
Total change in net unrealized appreciation (depreciation)		(12,349,432)
Net gain (loss)		(10,959,411)
Net increase (decrease) in net assets resulting from operations		$(10,454,063)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2020 (Unaudited)	Year ended December 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$505,348	$775,076
Net realized gain (loss)	1,390,021	548,251
Change in net unrealized appreciation (depreciation)	(12,349,432)	9,948,340
Net increase (decrease) in net assets resulting from operations	(10,454,063)	11,271,667
Distributions to shareholders	–	(1,526,033)
Share transactions - net increase (decrease)	4,059,113	35,348,921
Total increase (decrease) in net assets	(6,394,950)	45,094,555
Net Assets
Beginning of period	76,319,151	31,224,596
End of period	$69,924,201	$76,319,151

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP Extended Market Index Portfolio Initial Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$10.87	$8.82	$10.00
Income from Investment Operations
Net investment income (loss)B	.07	.15	.11
Net realized and unrealized gain (loss)	(1.51)	2.13	(1.21)
Total from investment operations	(1.44)	2.28	(1.10)
Distributions from net investment income	–	(.12)	(.08)
Distributions from net realized gain	–	(.11)	–
Total distributions	–	(.23)	(.08)
Net asset value, end of period	$9.43	$10.87	$8.82
Total ReturnC,D,E	(13.25)%	25.88%	(10.99)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.14%H	.13%	.13%H
Expenses net of fee waivers, if any	.14%H	.13%	.13%H
Expenses net of all reductions	.13%H	.13%	.13%H
Net investment income (loss)	1.50%H	1.47%	1.57%H
Supplemental Data
Net assets, end of period (000 omitted)	$65,699	$73,052	$30,342
Portfolio turnover rateI	39%H	17%	11%H

 A For the period April 17, 2018 (commencement of operations) to December 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

VIP Extended Market Index Portfolio Service Class

	Six months ended (Unaudited) June 30,	Year endedDecember 31,
	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$10.86	$10.44
Income from Investment Operations
Net investment income (loss)B	.06	.12
Net realized and unrealized gain (loss)	(1.50)	.53
Total from investment operations	(1.44)	.65
Distributions from net investment income	–	(.12)
Distributions from net realized gain	–	(.11)
Total distributions	–	(.23)
Net asset value, end of period	$9.42	$10.86
Total ReturnC,D,E	(13.26)%	6.24%
Ratios to Average Net AssetsF,G
Expenses before reductions	.24%H	.23%H
Expenses net of fee waivers, if any	.24%H	.23%H
Expenses net of all reductions	.23%H	.23%H
Net investment income (loss)	1.40%H	1.58%H
Supplemental Data
Net assets, end of period (000 omitted)	$3,212	$2,133
Portfolio turnover rateI	39%H	17%

 A For the period April 11, 2019 (commencement of sale of shares) to December 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

VIP Extended Market Index Portfolio Service Class 2

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$10.87	$8.83	$10.00
Income from Investment Operations
Net investment income (loss)B	.06	.12	.10
Net realized and unrealized gain (loss)	(1.51)	2.12	(1.21)
Total from investment operations	(1.45)	2.24	(1.11)
Distributions from net investment income	–	(.10)	(.06)
Distributions from net realized gain	–	(.11)	–
Total distributions	–	(.20)C	(.06)
Net asset value, end of period	$9.42	$10.87	$8.83
Total ReturnD,E,F	(13.34)%	25.44%	(11.09)%
Ratios to Average Net AssetsG,H
Expenses before reductions	.39%I	.38%	.38%I
Expenses net of fee waivers, if any	.39%I	.38%	.38%I
Expenses net of all reductions	.38%I	.38%	.38%I
Net investment income (loss)	1.25%I	1.22%	1.32%I
Supplemental Data
Net assets, end of period (000 omitted)	$1,014	$1,134	$883
Portfolio turnover rateJ	39%I	17%	11%I

 A For the period April 17, 2018 (commencement of operations) to December 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.20 per share is comprised of distributions from net investment income of $.097 and distributions from net realized gain of $.105 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

VIP International Index Portfolio

Investment Summary (Unaudited)

Top Ten Stocks as of June 30, 2020

% of fund's net assets
Tencent Holdings Ltd. (Cayman Islands, Interactive Media & Services)	1.7
Alibaba Group Holding Ltd. sponsored ADR (Cayman Islands, Internet & Direct Marketing Retail)	1.6
Nestle SA (Reg. S) (Switzerland, Food Products)	1.5
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	1.1
Samsung Electronics Co. Ltd. (Korea (South), Technology Hardware, Storage & Peripherals)	1.0
Novartis AG (Switzerland, Pharmaceuticals)	1.0
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan, Semiconductors & Semiconductor Equipment)	0.9
Toyota Motor Corp. (Japan, Automobiles)	0.8
ASML Holding NV (Netherlands) (Netherlands, Semiconductors & Semiconductor Equipment)	0.7
SAP SE (Germany, Software)	0.7
11.0

Top Market Sectors as of June 30, 2020

% of fund's net assets
Financials	19.0
Industrials	11.4
Consumer Discretionary	12.0
Information Technology	10.2
Health Care	10.2
Consumer Staples	9.1
Communication Services	7.9
Materials	6.8
Energy	4.2
Utilities	3.2

Geographic Diversification (% of fund's net assets)

As of June 30, 2020
Japan	17.9%
United Kingdom	8.6%
Canada	6.7%
Cayman Islands	6.5%
Switzerland	6.1%
France	5.7%
Germany	5.3%
Australia	4.4%
United States of America*	3.8%
Other	35.0%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of June 30, 2020

% of fund's net assets
Stocks and Equity Futures	99.8
Short-Term Investments and Net Other Assets (Liabilities)	0.2

VIP International Index Portfolio

Schedule of Investments June 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.1%
	Shares	Value
Australia - 4.4%
Afterpay Ltd. (a)	1,492	$62,797
AGL Energy Ltd.	3,945	46,418
ALS Ltd.	3,231	14,627
Altium Ltd.	844	18,918
Alumina Ltd.	13,803	15,479
AMP Ltd. (a)	21,426	27,428
Ampol Ltd.	1,647	33,325
Ansell Ltd.	763	19,324
APA Group unit	7,786	59,803
Aristocrat Leisure Ltd.	4,176	73,487
ASX Ltd.	1,268	74,712
Atlas Arteria Ltd. unit	6,395	29,215
Aurizon Holdings Ltd.	12,294	41,742
Australia & New Zealand Banking Group Ltd.	18,283	237,225
Bank of Queensland Ltd.	3,217	13,698
Beach Energy Ltd.	9,226	9,678
Bendigo & Adelaide Bank Ltd.	3,412	16,506
BHP Billiton Ltd.	18,979	472,537
BlueScope Steel Ltd.	3,320	26,783
Boral Ltd.	8,382	21,923
Brambles Ltd.	9,812	73,604
Carsales.com Ltd.	1,702	20,837
Challenger Ltd.	6,006	18,278
Charter Hall Group unit	2,994	20,021
Coca-Cola Amatil Ltd.	3,545	21,353
Cochlear Ltd.	427	55,673
Coles Group Ltd.	7,702	91,261
Commonwealth Bank of Australia	11,388	545,562
Computershare Ltd.	3,184	29,114
Crown Ltd.	2,002	13,360
CSL Ltd.	2,930	580,312
DEXUS Property Group unit	7,150	45,395
Dominos Pizza Enterprises Ltd.	436	20,668
Downer EDI Ltd.	3,334	10,077
Evolution Mining Ltd.	11,389	44,564
Fortescue Metals Group Ltd.	10,889	104,076
Goodman Group unit	10,637	109,008
Iluka Resources Ltd.	3,062	18,046
Incitec Pivot Ltd.	11,614	15,028
Insurance Australia Group Ltd.	14,503	57,749
JB Hi-Fi Ltd.	778	23,103
Lendlease Group unit	4,308	36,775
Link Administration Holdings Ltd.	2,918	8,256
Macquarie Group Ltd.	2,127	174,086
Magellan Financial Group Ltd.	922	36,910
Medibank Private Ltd.	17,305	35,707
Mirvac Group unit	24,625	36,876
National Australia Bank Ltd.	20,616	261,254
Newcrest Mining Ltd.	5,623	124,685
Northern Star Resources Ltd.	4,876	44,955
Orica Ltd.	2,581	29,638
Origin Energy Ltd.	11,019	44,409
Orora Ltd.	5,455	9,562
Qantas Airways Ltd.	9,437	24,617
Qantas Airways Ltd. (a)	8,219	21,440
QBE Insurance Group Ltd.	9,410	58,070
Qube Holdings Ltd.	11,511	23,116
Ramsay Health Care Ltd.	1,209	55,500
realestate.com.au Ltd.	332	24,717
Reliance Worldwide Corp. Ltd.	4,639	9,412
Rio Tinto Ltd.	2,387	161,366
Santos Ltd.	10,922	39,948
Saracen Mineral Holdings Ltd. (a)	6,764	25,300
Scentre Group unit	32,970	49,373
SEEK Ltd.	2,195	33,158
Sonic Healthcare Ltd.	3,084	64,763
South32 Ltd.	31,750	44,949
Spark Infrastructure Group unit	9,857	14,693
Steadfast Group Ltd.	4,892	11,343
Stockland Corp. Ltd. unit	15,083	34,453
Suncorp Group Ltd.	8,266	52,651
Sydney Airport unit	14,822	57,997
Tabcorp Holdings Ltd.	12,836	29,940
Telstra Corp. Ltd.	76,654	165,574
The GPT Group unit	12,022	34,596
The Star Entertainment Group Ltd.	4,681	9,174
Transpacific Industries Group Ltd.	14,115	21,430
Transurban Group unit	17,705	172,643
Treasury Wine Estates Ltd.	4,535	32,798
Vicinity Centres unit	38,976	38,463
Wesfarmers Ltd.	7,230	223,676
Westpac Banking Corp.	23,301	292,041
WiseTech Global Ltd.	832	11,110
Woodside Petroleum Ltd.	6,310	94,276
Woolworths Group Ltd.	8,088	208,079
WorleyParsons Ltd.	1,903	11,452

TOTAL AUSTRALIA		6,227,945

Austria - 0.2%
ams AG (a)	1,692	25,100
Andritz AG	438	15,944
BAWAG Group AG (b)	510	17,614
BUWOG AG rights (a)(c)	115	0
CA Immobilien Anlagen AG	433	14,424
Erste Group Bank AG	1,902	44,768
IMMOFINANZ Immobilien Anlagen AG (a)	514	8,778
OMV AG (a)	924	30,894
Raiffeisen International Bank-Holding AG	1,068	19,030
S IMMO AG	289	5,182
S&T AG (a)	266	6,814
UNIQA Insurance Group AG	640	4,307
Verbund AG	441	19,749
Voestalpine AG	629	13,529
Wienerberger AG (a)	871	18,974

TOTAL AUSTRIA		245,107

Bailiwick of Jersey - 0.4%
Experian PLC	5,917	207,680
Ferguson PLC	1,523	124,530
Glencore Xstrata PLC	71,602	152,527
IWG PLC	4,566	14,993
Polymetal International PLC	1,320	26,423
WPP PLC	7,554	58,893

TOTAL BAILIWICK OF JERSEY		585,046

Belgium - 0.6%
Ackermans & Van Haaren SA	147	19,224
Aedifica SA	173	18,912
Aedifica SA (d)	140	390
Ageas	1,249	44,259
Anheuser-Busch InBev SA NV	5,473	269,799
Barco NV	55	9,701
Cofinimmo SA	162	22,278
Elia System Operator SA/NV	209	22,683
Galapagos Genomics NV (a)	334	65,924
Groupe Bruxelles Lambert SA	549	46,063
KBC Groep NV	2,215	127,065
Proximus	923	18,811
Sofina SA	99	26,138
Solvay SA Class A	456	36,508
UCB SA	817	94,635
Umicore SA	1,290	60,893
Warehouses de Pauw	772	21,076

TOTAL BELGIUM		904,359

Bermuda - 0.3%
Alibaba Health Information Technology Ltd. (a)	22,000	64,151
Beijing Enterprises Water Group Ltd.	38,000	14,807
Brilliance China Automotive Holdings Ltd.	18,000	16,118
Cheung Kong Infrastructure Holdings Ltd.	4,500	23,166
China Gas Holdings Ltd.	14,000	43,171
China Resource Gas Group Ltd.	6,000	29,224
Cosan Ltd. Class A	602	9,066
Credicorp Ltd. (United States)	447	59,750
Haier Electronics Group Co. Ltd.	8,000	24,205
Hiscox Ltd.	2,080	20,325
Hongkong Land Holdings Ltd.	7,315	30,211
Jardine Matheson Holdings Ltd.	2,003	83,605
Jardine Strategic Holdings Ltd.	1,081	23,296
Kunlun Energy Co. Ltd.	26,000	16,840
Shenzhen International Holdings Ltd.	3	5

TOTAL BERMUDA		457,940

Brazil - 1.0%
Ambev SA	29,000	75,405
Atacadao Distribuicao Comercio e Industria Ltda	2,100	7,627
B2W Companhia Global do Varejo (a)	1,371	26,988
Banco Bradesco SA	9,892	34,489
Banco do Brasil SA	7,400	43,749
Banco Inter SA unit	800	6,061
BB Seguridade Participacoes SA	4,400	22,064
BM&F BOVESPA SA	13,400	135,747
BR Malls Participacoes SA	5,100	9,453
Brasil Foods SA (a)	4,700	18,374
BTG Pactual Participations Ltd. unit	1,200	16,881
CCR SA	7,300	19,465
Centrais Eletricas Brasileiras SA (Electrobras)	2,086	11,891
Cielo SA	7,200	6,117
Companhia Brasileira de Distribuicao Grupo Pao de Acucar	900	11,747
Companhia de Locacao das Americas	1,800	5,604
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)	2,300	24,404
Companhia Siderurgica Nacional SA (CSN)	3,700	7,267
Compania de Saneamento do Parana unit	1,500	8,691
Cosan SA Industria e Comercio	900	11,737
CPFL Energia SA	1,200	6,766
Cyrela Brazil Realty SA	1,500	6,303
Drogasil SA	1,600	32,547
Embraer SA (a)	3,900	5,802
Energisa SA unit	1,600	14,417
ENGIE Brasil Energia SA	2,050	15,867
Equatorial Energia SA	5,800	24,765
Estacio Participacoes SA	1,500	9,282
Hapvida Participacoes e Investimentos SA (b)	1,200	13,719
Hypermarcas SA	2,600	15,921
IRB Brasil Resseguros SA	2,500	5,057
JBS SA	6,200	24,113
Klabin SA unit	5,200	19,440
Kroton Educacional SA	11,600	14,100
Localiza Rent A Car SA	3,630	27,308
Lojas Renner SA	4,970	38,202
Magazine Luiza SA	4,355	57,380
MPX Mineracao e Energia SA (a)	1,400	11,580
Multiplan Empreendimentos Imobiliarios SA	1,700	6,408
Natura & Co. Holding SA	4,700	34,484
Natura & Co. Holding SA rights (a)	193	1,410
Neoenergia SA	1,300	4,571
Notre Dame Intermedica Participacoes SA (a)	2,800	35,017
Petrobras Distribuidora SA	4,700	18,625
Petroleo Brasileiro SA - Petrobras (ON)	16,600	68,194
Qualicorp Consultoria E Corret	1,300	6,933
Rumo SA (a)	6,700	27,709
Sonae Sierra Brasil SA (a)	700	3,675
Sul America SA unit	2,100	17,404
Suzano Papel e Celulose SA (a)	3,300	22,325
Terna Participacoes SA unit	2,700	13,952
TIM Participacoes SA	4,800	12,534
Totvs SA	2,700	11,494
Ultrapar Participacoes SA	5,400	18,251
Vale SA (a)	20,500	210,802
Via Varejo SA (a)	5,151	14,502
Weg SA	4,550	42,345

TOTAL BRAZIL		1,416,965

Canada - 6.5%
Agnico Eagle Mines Ltd. (Canada)	1,564	100,146
Air Canada (a)	1,984	24,771
Alamos Gold, Inc.	2,720	25,365
Algonquin Power & Utilities Corp.	3,557	45,982
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	5,547	173,936
Allied Properties (REIT)	801	24,167
AltaGas Ltd.	1,818	20,957
ATCO Ltd. Class I (non-vtg.)	438	12,992
B2Gold Corp.	6,486	36,883
Bank of Montreal	4,152	220,996
Bank of Nova Scotia	7,843	324,558
Barrick Gold Corp. (Canada)	11,467	308,552
Bausch Health Cos., Inc. (Canada) (a)	1,956	35,789
BCE, Inc.	5,826	242,979
BlackBerry Ltd. (a)	2,919	14,234
Boyd Group Services, Inc.	133	19,796
Brookfield Asset Management, Inc. (Canada) Class A	9,034	297,318
CAE, Inc.	1,683	27,298
Cameco Corp.	2,522	25,859
Canadian Apartment Properties (REIT) unit	1,061	37,974
Canadian Imperial Bank of Commerce	2,882	192,629
Canadian National Railway Co.	4,565	403,876
Canadian Natural Resources Ltd.	7,662	132,911
Canadian Pacific Railway Ltd.	872	221,802
Canadian Tire Ltd. Class A (non-vtg.)	365	31,628
Canadian Utilities Ltd. Class A (non-vtg.)	798	19,868
Capital Power Corp.	810	16,694
CCL Industries, Inc. Class B	898	29,025
Cenovus Energy, Inc. (Canada)	6,336	29,636
CGI Group, Inc. Class A (sub. vtg.) (a)	1,476	92,989
CI Financial Corp.	1,236	15,723
Constellation Software, Inc.	128	144,527
Descartes Systems Group, Inc. (Canada) (a)	546	28,824
Dollarama, Inc.	1,924	64,001
Element Financial Corp.	2,855	21,303
Emera, Inc.	1,647	64,808
Empire Co. Ltd. Class A (non-vtg.)	1,186	28,401
Enbridge, Inc.	13,096	398,205
Fairfax Financial Holdings Ltd. (sub. vtg.)	180	55,611
Finning International, Inc.	1,101	15,011
First Quantum Minerals Ltd.	4,384	34,940
FirstService Corp.	224	22,563
Fortis, Inc.	3,056	116,221
Franco-Nevada Corp.	1,222	170,707
George Weston Ltd.	443	32,452
Gibson Energy, Inc.	1,082	16,841
Gildan Activewear, Inc.	1,344	20,819
Great-West Lifeco, Inc.	1,709	29,960
Hydro One Ltd. (b)	2,082	39,153
iA Financial Corp, Inc.	691	23,139
IGM Financial, Inc.	467	11,348
Imperial Oil Ltd.	1,471	23,664
Intact Financial Corp.	927	88,228
Inter Pipeline Ltd.	2,643	24,608
Keyera Corp.	1,406	21,407
Kinross Gold Corp. (a)	8,274	59,727
Kirkland Lake Gold Ltd.	1,653	68,063
Loblaw Companies Ltd.	1,100	53,566
Lundin Mining Corp.	4,549	24,394
Magna International, Inc. Class A (sub. vtg.)	1,868	83,190
Manulife Financial Corp.	12,568	170,986
Methanex Corp.	432	7,796
Metro, Inc. Class A (sub. vtg.)	1,666	68,721
National Bank of Canada	2,185	99,014
Northland Power, Inc.	1,087	27,207
Nutrien Ltd.	3,720	119,524
Onex Corp. (sub. vtg.)	546	24,666
Open Text Corp.	1,788	75,927
Pan American Silver Corp.	1,298	39,446
Parkland Corp.	937	23,266
Pembina Pipeline Corp.	3,401	85,025
Power Corp. of Canada (sub. vtg.)	3,751	65,980
Quebecor, Inc. Class B (sub. vtg.)	1,141	24,516
Restaurant Brands International, Inc.	1,966	107,003
RioCan (REIT)	2,100	23,760
Ritchie Bros. Auctioneers, Inc.	744	30,289
Rogers Communications, Inc. Class B (non-vtg.)	2,291	92,055
Royal Bank of Canada	9,172	622,299
Saputo, Inc.	1,595	38,030
Shaw Communications, Inc. Class B	3,046	49,675
Shopify, Inc. Class A (a)	693	658,376
SNC-Lavalin Group, Inc.	1,151	19,424
Stantec, Inc.	716	22,103
Sun Life Financial, Inc.	3,814	140,159
Suncor Energy, Inc.	9,901	166,937
TC Energy Corp.	6,083	259,881
Teck Resources Ltd. Class B (sub. vtg.)	3,051	31,957
TELUS Corp.	8,248	138,337
TFI International, Inc. (Canada)	609	21,617
The Toronto-Dominion Bank	11,640	519,496
Thomson Reuters Corp.	1,112	75,553
TMX Group Ltd.	316	31,244
Toromont Industries Ltd.	535	26,549
Waste Connection, Inc. (Canada)	1,706	159,831
Wheaton Precious Metals Corp.	2,887	126,976
WSP Global, Inc.	462	28,334
Yamana Gold, Inc.	5,967	32,437

TOTAL CANADA		9,247,410

Cayman Islands - 6.5%
58.com, Inc. ADR (a)	576	31,069
AAC Technology Holdings, Inc.	4,500	27,608
Airtac International Group	1,000	17,540
Alibaba Group Holding Ltd. sponsored ADR (a)	10,205	2,201,219
Anta Sports Products Ltd.	7,000	61,777
ASM Pacific Technology Ltd.	1,800	18,893
Autohome, Inc. ADR Class A	363	27,407
Baidu.com, Inc. sponsored ADR (a)	1,773	212,565
BeiGene Ltd. ADR (a)	160	30,144
Bilibili, Inc. ADR (a)(e)	546	25,291
Chailease Holding Co. Ltd.	8,465	35,967
Cheung Kong Property Holdings Ltd.	16,500	98,355
China Biologic Products Holdings, Inc. (a)	150	15,327
China Conch Venture Holdings Ltd.	10,000	42,191
China Mengniu Dairy Co. Ltd.	17,000	64,925
China Resources Cement Holdings Ltd.	12,000	14,693
China Resources Land Ltd.	18,000	68,163
CIFI Holdings Group Co. Ltd.	20,597	16,051
CK Hutchison Holdings Ltd.	17,500	112,444
Country Garden Holdings Co. Ltd.	45,759	56,206
Country Garden Services Holdings Co. Ltd.	7,000	32,514
Ctrip.com International Ltd. ADR (a)	2,801	72,602
ENN Energy Holdings Ltd.	4,900	55,129
Evergrande Real Estate Group Ltd.	20,000	51,610
GDS Holdings Ltd. ADR (a)	468	37,281
Geely Automobile Holdings Ltd.	34,000	53,519
Genscript Biotech Corp. (a)	6,000	12,340
Hengan International Group Co. Ltd.	4,500	35,243
Huazhu Group Ltd. ADR (e)	708	24,815
Innovent Biologics, Inc. (a)(b)	5,500	40,804
iQIYI, Inc. ADR (a)(e)	1,693	39,261
JD.com, Inc. sponsored ADR (a)	5,691	342,484
Kingdee International Software Group Co. Ltd.	15,000	34,875
Kingsoft Corp. Ltd.	6,000	27,908
Li Ning Co. Ltd.	13,500	42,849
Logan Property Holdings Co. Ltd.	8,000	14,162
Longfor Properties Co. Ltd. (b)	9,500	45,168
Meituan Dianping Class B (a)	22,900	507,904
Melco Crown Entertainment Ltd. sponsored ADR	1,358	21,076
Minth Group Ltd.	4,000	11,380
Momo, Inc. ADR	1,018	17,795
NetEase, Inc. ADR	513	220,272
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	770	100,277
NIO, Inc. sponsored ADR (a)(e)	5,248	40,515
PagSeguro Digital Ltd. (a)	1,106	39,086
Pinduoduo, Inc. ADR (a)	2,323	199,406
Sands China Ltd.	15,200	59,619
Sea Ltd. ADR (a)	1,563	167,616
Semiconductor Manufacturing International Corp. (a)	21,000	73,667
Shenzhou International Group Holdings Ltd.	4,700	56,639
Shimao Property Holdings Ltd.	7,500	31,740
Silergy Corp.	1,000	65,264
Silicon Motion Technology Corp. sponsored ADR	217	10,583
SINA Corp. (a)	338	12,138
Sino Biopharmaceutical Ltd.	43,500	81,943
StoneCo Ltd. Class A (a)(e)	694	26,899
Sunac China Holdings Ltd.	16,000	66,989
Sunny Optical Technology Group Co. Ltd.	4,700	75,195
TAL Education Group ADR (a)	2,486	169,993
Tencent Holdings Ltd.	36,900	2,364,461
Tingyi (Cayman Islands) Holding Corp.	12,000	18,610
Vipshop Holdings Ltd. ADR (a)	2,533	50,432
Want Want China Holdings Ltd.	42,000	31,701
Weibo Corp. sponsored ADR (a)(e)	380	12,768
WH Group Ltd. (b)	57,500	49,261
Wharf Real Estate Investment Co. Ltd.	7,000	33,417
Wuxi Biologics (Cayman), Inc. (a)(b)	3,500	64,035
Wynn Macau Ltd.	8,000	13,769
Xiaomi Corp. Class B (a)(b)	85,200	141,148
Xinyi Glass Holdings Ltd.	16,000	19,612
Xinyi Solar Holdings Ltd.	22,286	21,106
Yihai International Holding Ltd.	3,000	30,753
YY, Inc. ADR (a)	369	32,675
Zai Lab Ltd. ADR (a)	280	22,996
Zhen Ding Technology Holding Ltd.	4,000	17,472
ZTO Express (Cayman), Inc. sponsored ADR	2,766	101,540

TOTAL CAYMAN ISLANDS		9,222,151

Chile - 0.1%
Aguas Andinas SA	16,947	5,740
Banco de Chile (a)	284,839	25,141
Banco de Credito e Inversiones	513	17,425
Banco Santander Chile	404,741	16,556
Cencosud SA	7,919	11,087
Cencosud Shopping SA	2,537	4,510
Colbun SA	38,815	6,190
Compania Cervecerias Unidas SA	873	6,287
Compania de Petroleos de Chile SA (COPEC)	2,403	16,119
Empresa Nacional de Telecomunicaciones SA (ENTEL)	1,016	6,556
Empresas CMPC SA	6,874	13,658
Enel Chile SA	164,238	12,277
Enersis SA	227,835	34,394
Parque Arauco SA	3,775	6,848
S.A.C.I. Falabella	5,500	17,409

TOTAL CHILE		200,197

China - 1.8%
Agricultural Bank of China Ltd. (H Shares)	184,000	74,070
Anhui Conch Cement Co. Ltd. (H Shares)	7,500	50,513
Bank Communications Co. Ltd. (H Shares)	138,000	85,109
Bank of China Ltd. (H Shares)	488,000	180,771
BYD Co. Ltd. (H Shares)	4,000	30,888
CGN Power Co. Ltd. (H Shares) (b)	69,000	14,244
China CITIC Bank Corp. Ltd. (H Shares)	73,000	31,835
China Communications Construction Co. Ltd. (H Shares)	29,000	16,351
China Construction Bank Corp. (H Shares)	630,000	512,431
China International Capital Corp. Ltd. (H Shares) (b)	9,200	18,066
China Life Insurance Co. Ltd. (H Shares)	48,000	96,853
China Merchants Bank Co. Ltd. (H Shares)	24,000	110,393
China Minsheng Banking Corp. Ltd. (H Shares)	37,300	25,603
China National Building Materials Co. Ltd. (H Shares)	24,000	25,547
China Oilfield Services Ltd. (H Shares)	10,000	8,980
China Pacific Insurance (Group) Co. Ltd. (H Shares)	17,200	45,938
China Petroleum & Chemical Corp. (H Shares)	168,000	70,268
China Railway Group Ltd. (H Shares)	22,000	11,297
China Shenhua Energy Co. Ltd. (H Shares)	23,000	35,967
China Telecom Corp. Ltd. (H Shares)	86,000	24,157
China Tower Corp. Ltd. (H Shares) (b)	290,000	51,261
China Vanke Co. Ltd. (H Shares)	9,900	31,295
CITIC Securities Co. Ltd. (H Shares)	14,500	27,427
CRRC Corp. Ltd. (H Shares)	26,000	10,970
Great Wall Motor Co. Ltd. (H Shares)	18,000	11,241
Guangzhou Automobile Group Co. Ltd. (H Shares)	16,800	12,117
Haitong Securities Co. Ltd. (H Shares)	17,200	13,892
Huatai Securities Co. Ltd. (H Shares) (b)	9,200	14,648
Industrial & Commercial Bank of China Ltd. (H Shares)	498,000	301,075
New China Life Insurance Co. Ltd. (H Shares)	5,300	17,745
People's Insurance Co. of China Group Ltd. (H Shares)	47,000	13,705
PetroChina Co. Ltd. (H Shares)	132,000	43,770
PICC Property & Casualty Co. Ltd. (H Shares)	42,000	34,627
Ping An Insurance Group Co. of China Ltd. (H Shares)	34,500	343,930
Postal Savings Bank of China Co. Ltd. (H Shares) (b)	63,000	36,172
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)	16,000	35,590
Sinopharm Group Co. Ltd. (H Shares)	8,800	22,527
Tsingtao Brewery Co. Ltd. (H Shares)	2,000	14,838
Weichai Power Co. Ltd. (H Shares)	12,000	22,357
WuXi AppTec Co. Ltd. (H Shares) (b)	1,260	16,371
Zijin Mining Group Co. Ltd. (H Shares)	32,000	14,905
ZTE Corp. (H Shares)	4,200	12,843

TOTAL CHINA		2,572,587

Colombia - 0.0%
Bancolombia SA	1,323	8,449
Grupo de Inversiones Suramerica SA	1,458	7,232
Interconexion Electrica SA ESP	2,762	13,817
Inversiones Argos SA	1,848	4,868

TOTAL COLOMBIA		34,366

Czech Republic - 0.0%
Ceske Energeticke Zavody A/S	986	21,031
Komercni Banka A/S (a)	594	13,796
MONETA Money Bank A/S (b)	2,409	5,433

TOTAL CZECH REPUBLIC		40,260

Denmark - 1.4%
A.P. Moller - Maersk A/S:
Series A	21	22,797
Series B	43	50,396
Ambu A/S Series B	1,071	33,652
Ascendis Pharma A/S sponsored ADR (a)	229	33,869
Carlsberg A/S Series B	654	86,437
Christian Hansen Holding A/S	673	69,406
Coloplast A/S Series B	755	117,021
Danske Bank A/S (a)	4,497	59,856
DSV A/S	1,290	157,504
Genmab A/S (a)	421	140,915
GN Store Nord A/S	957	50,992
ISS Holdings A/S	1,121	17,747
Novo Nordisk A/S Series B	10,405	677,862
Novozymes A/S Series B	1,322	76,440
ORSTED A/S (b)	1,075	124,057
Pandora A/S	624	33,898
Royal Unibrew A/S	276	22,962
SimCorp A/S	260	28,029
Tryg A/S	767	22,203
Vestas Wind Systems A/S	1,296	132,714

TOTAL DENMARK		1,958,757

Egypt - 0.0%
Commercial International Bank SAE	9,113	36,644
Faroe Islands - 0.0%
Bakkafrost (a)	334	21,011
Finland - 0.8%
Elisa Corp. (A Shares)	987	60,036
Fortum Corp.	2,890	54,889
Huhtamaki Oyj	602	23,699
Kesko Oyj	1,706	29,172
Kone OYJ (B Shares)	2,594	178,417
Metso Corp.	799	26,185
Neste Oyj	2,793	109,232
Nokia Corp.	36,359	158,843
Nokian Tyres PLC	931	20,438
Nordea Bank ABP (Stockholm Stock Exchange)	20,948	145,281
Orion Oyj (B Shares)	649	31,397
Sampo Oyj (A Shares)	3,219	110,958
Stora Enso Oyj (R Shares)	3,779	45,132
UPM-Kymmene Corp.	3,428	99,057
Wartsila Corp.	3,103	25,652

TOTAL FINLAND		1,118,388

France - 5.7%
Accor SA (a)	1,135	30,872
Air Liquide SA	3,029	437,954
Alstom SA	1,279	59,603
Arkema SA	446	42,662
Atos Origin SA (a)	639	54,490
AXA SA	12,510	263,247
BNP Paribas SA	7,395	295,460
Bouygues SA	1,684	57,535
Bureau Veritas SA	1,921	40,532
Capgemini SA	1,035	118,550
Carrefour SA	3,855	59,574
Compagnie de St. Gobain	3,554	128,232
Credit Agricole SA (a)	8,288	78,700
Danone SA	4,149	287,995
Dassault Systemes SA	881	152,034
Edenred SA	1,535	67,138
Eiffage SA (a)	548	50,116
ENGIE (a)	12,002	148,327
Essilor International SA	1,884	242,298
Gecina SA	342	42,266
Groupe Eurotunnel SA (a)	2,707	39,050
Hermes International SCA	222	185,516
Ingenico SA	415	66,208
Kering SA	478	261,332
Klepierre SA	1,308	26,062
L'Oreal SA	1,578	509,294
Legrand SA	1,713	130,158
LVMH Moet Hennessy Louis Vuitton SE	1,732	764,670
Michelin CGDE Series B	1,174	121,795
Orange SA	12,375	147,980
Orpea	315	36,417
Pernod Ricard SA	1,403	220,757
Peugeot Citroen SA	3,748	60,974
Publicis Groupe SA	1,475	47,915
Renault SA	1,294	32,827
Safran SA (a)	2,125	213,757
Sanofi SA	7,391	753,769
Schneider Electric SA	3,558	395,780
Societe Generale Series A	5,252	87,329
Sodexo SA	538	36,387
SR Teleperformance SA	379	96,190
Suez Environnement SA	2,611	30,611
Thales SA	683	55,157
Total SA	15,956	609,055
Total SA rights (a)(d)	15,956	12,190
Valeo SA	1,486	39,000
Veolia Environnement SA	3,698	83,505
VINCI SA	3,287	304,782
VINCI SA rights (a)(d)	3,124	4,387
Vivendi SA	5,182	133,901

TOTAL FRANCE		8,164,340

Germany - 5.0%
adidas AG	1,190	313,746
Allianz SE	2,687	548,705
BASF AG	5,942	333,758
Bayer AG	6,340	469,943
Bayerische Motoren Werke AG (BMW)	2,071	132,207
Bechtle AG	170	29,986
Beiersdorf AG	639	72,663
Brenntag AG	1,020	54,081
Carl Zeiss Meditec AG	236	23,015
Commerzbank AG	6,285	28,012
Continental AG	713	70,096
Covestro AG (b)	1,155	43,925
Daimler AG (Germany)	5,752	233,582
Delivery Hero AG (a)(b)	892	91,157
Deutsche Bank AG (a)	13,367	127,111
Deutsche Borse AG	1,220	220,746
Deutsche Post AG	6,216	228,251
Deutsche Telekom AG	20,790	348,840
Deutsche Wohnen AG (Bearer)	2,306	103,502
E.ON AG	14,166	159,901
Evonik Industries AG	1,068	27,130
Fresenius Medical Care AG & Co. KGaA	1,374	118,205
Fresenius SE & Co. KGaA	2,666	132,150
GEA Group AG	1,018	32,196
Hannover Reuck SE	399	68,766
HeidelbergCement AG	988	52,889
Henkel AG & Co. KGaA	631	52,790
Infineon Technologies AG	8,440	197,768
KION Group AG	418	25,735
Knorr-Bremse AG	304	30,818
Lanxess AG	525	27,699
LEG Immobilien AG	444	56,368
Merck KGaA	867	100,622
MTU Aero Engines Holdings AG	347	60,096
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	902	234,876
OSRAM Licht AG (a)	201	9,575
OSRAM Licht AG (a)	449	20,582
Puma AG	571	44,149
Rheinmetall AG	279	24,199
RWE AG	3,736	130,581
SAP SE	6,963	973,354
Scout24 AG (b)	674	52,287
Siemens AG	5,203	613,627
Symrise AG	818	95,581
Thyssenkrupp AG (a)	2,644	18,756
TUI AG (GB)	2,878	13,583
Uniper SE	1,130	36,436
Vonovia SE	3,478	213,273
Zalando SE (a)(b)	865	61,011

TOTAL GERMANY		7,158,329

Greece - 0.1%
Alpha Bank AE (a)	7,169	5,332
EFG Eurobank Ergasias SA (a)	13,641	6,253
Greek Organization of Football Prognostics SA	1,607	15,247
Hellenic Telecommunications Organization SA	1,663	22,439
Jumbo SA	603	10,840
Lamda Development SA (a)	320	2,146
Motor Oil (HELLAS) Corinth Refineries SA	375	5,195
Mytilineos SA	696	5,693
National Bank of Greece SA (a)	3,139	4,401
Piraeus Bank SA (a)	1,781	3,142

TOTAL GREECE		80,688

Hong Kong - 2.1%
AIA Group Ltd.	77,600	726,150
Bank of East Asia Ltd.	9,403	21,474
Beijing Enterprises Holdings Ltd.	3,000	10,025
BOC Hong Kong (Holdings) Ltd.	22,500	71,560
China Everbright International Ltd.	20,222	10,671
China Jinmao Holdings Group Ltd.	28,000	19,689
China Merchants Holdings International Co. Ltd.	8,000	9,455
China Mobile Ltd.	35,500	239,698
China Overseas Land and Investment Ltd.	24,500	74,127
China Resources Beer Holdings Co. Ltd.	8,000	44,591
China Resources Power Holdings Co. Ltd.	10,000	11,754
China Taiping Insurance Group Ltd.	8,600	13,781
China Unicom Ltd.	42,000	22,852
CLP Holdings Ltd.	11,000	108,034
CNOOC Ltd.	104,000	116,722
CSPC Pharmaceutical Group Ltd.	40,000	75,556
Far East Horizon Ltd.	18,000	15,282
Fosun International Ltd.	16,000	20,355
Galaxy Entertainment Group Ltd.	17,000	115,702
Guangdong Investment Ltd.	18,000	30,888
Hang Lung Properties Ltd.	11,000	26,058
Hang Seng Bank Ltd.	4,500	75,537
Henderson Land Development Co. Ltd.	10,610	40,247
Hong Kong & China Gas Co. Ltd.	66,527	103,394
Hong Kong Exchanges and Clearing Ltd.	7,643	325,423
Lenovo Group Ltd.	40,000	22,141
Link (REIT)	12,900	105,440
MTR Corp. Ltd.	9,611	49,788
New World Development Co. Ltd.	9,250	43,920
Power Assets Holdings Ltd.	8,500	46,226
Sino Land Ltd.	18,292	23,011
Sun Art Retail Group Ltd.	15,000	25,624
Sun Hung Kai Properties Ltd.	9,500	121,365
Swire Pacific Ltd. (A Shares)	3,000	15,944
Swire Properties Ltd.	7,000	17,774
Techtronic Industries Co. Ltd.	11,000	107,580
Vitasoy International Holdings Ltd.	6,000	22,953

TOTAL HONG KONG		2,930,791

Hungary - 0.1%
MOL Hungarian Oil and Gas PLC Series A (For. Reg.)	3,482	20,526
OTP Bank PLC	1,462	51,117
Richter Gedeon PLC	926	19,156

TOTAL HUNGARY		90,799

India - 2.1%
Adani Ports & Special Economic Zone Ltd.	4,616	21,013
Asian Paints Ltd.	2,976	66,475
Avenue Supermarts Ltd. (a)(b)	728	22,330
Axis Bank Ltd.	14,882	80,108
Bajaj Finance Ltd.	1,621	60,746
Bajaj Finserv Ltd.	386	29,866
Bharat Petroleum Corp. Ltd.	5,453	26,996
Bharti Airtel Ltd. (a)	15,511	114,949
HDFC Bank Ltd.	27,385	384,700
HDFC Standard Life Insurance Co. Ltd. (a)(b)	3,212	23,342
Hindustan Unilever Ltd.	5,753	166,014
Housing Development Finance Corp. Ltd.	11,127	258,442
ICICI Bank Ltd.	41,612	193,895
IndusInd Bank Ltd.	3,957	24,870
Infosys Ltd.	24,142	234,549
ITC Ltd.	55,311	142,515
JSW Steel Ltd.	5,826	14,603
Kotak Mahindra Bank Ltd.	7,948	143,131
Larsen & Toubro Ltd.	8,032	100,330
Maruti Suzuki India Ltd.	867	67,004
Power Grid Corp. of India Ltd.	14,609	33,813
Reliance Industries Ltd.	20,419	460,600
Reliance Industries Ltd. (a)	1,244	13,134
State Bank of India (a)	23,679	55,934
Sun Pharmaceutical Industries Ltd.	6,761	42,327
Tata Consultancy Services Ltd.	6,791	187,172
Titan Co. Ltd.	2,610	32,816
Ultratech Cemco Ltd.	703	36,232

TOTAL INDIA		3,037,906

Indonesia - 0.4%
Mitra Keluarga Karyasehat Tbk PT	30,200	4,799
PT ACE Hardware Indonesia Tbk	45,800	4,841
PT Adaro Energy Tbk	82,400	5,739
PT Astra International Tbk	128,700	43,245
PT Bank Central Asia Tbk	73,800	147,109
PT Bank Mandiri (Persero) Tbk	118,100	41,008
PT Bank Negara Indonesia (Persero) Tbk	43,400	13,915
PT Bank Rakyat Indonesia Tbk	351,300	74,983
PT Bank Tabungan Pensiunan Nasional Syariah Tbk	12,500	2,783
PT Barito Pacific Tbk (a)	145,600	11,823
PT Charoen Pokphand Indonesia Tbk	47,600	18,577
PT Gudang Garam Tbk	2,500	8,256
PT Indah Kiat Pulp & Paper Tbk	13,000	5,438
PT Indocement Tunggal Prakarsa Tbk	11,100	9,169
PT Indofood CBP Sukses Makmur Tbk	12,900	8,443
PT Indofood Sukses Makmur Tbk	27,300	12,470
PT Jasa Marga Tbk	10,800	3,327
PT Kalbe Farma Tbk	120,500	12,316
PT Perusahaan Gas Negara Tbk Series B	56,300	4,473
PT Semen Gresik (Persero) Tbk	17,500	11,791
PT Telekomunikasi Indonesia Tbk Series B	324,600	69,306
PT Tower Bersama Infrastructure Tbk	55,200	4,270
PT United Tractors Tbk	9,000	10,427

TOTAL INDONESIA		528,508

Ireland - 0.6%
Bank Ireland Group PLC	5,153	10,566
CRH PLC	5,070	174,511
DCC PLC (United Kingdom)	623	51,953
Grafton Group PLC unit	1,274	10,419
ICON PLC (a)	350	58,961
James Hardie Industries PLC CDI	2,931	55,664
Kerry Group PLC Class A	963	119,337
Kingspan Group PLC (Ireland)	994	64,046
Paddy Power Betfair PLC	389	51,069
Paddy Power Betfair PLC (Ireland)	515	67,696
Ryanair Holdings PLC sponsored ADR (a)	1,312	87,038
Smurfit Kappa Group PLC	1,507	50,387
United Drug PLC (United Kingdom)	1,509	13,425

TOTAL IRELAND		815,072

Isle of Man - 0.0%
Gaming VC Holdings SA	3,569	32,752
NEPI Rockcastle PLC	2,824	14,445

TOTAL ISLE OF MAN		47,197

Israel - 0.4%
Airport City Ltd. (a)	429	4,598
Alony Hetz Properties & Investments Ltd.	764	7,572
Amot Investments Ltd.	870	3,941
Azrieli Group	213	9,636
Bank Hapoalim BM (Reg.)	7,757	46,086
Bank Leumi le-Israel BM	10,050	50,222
Bezeq The Israel Telecommunication Corp. Ltd. (a)	11,986	10,865
Check Point Software Technologies Ltd. (a)	728	78,209
CyberArk Software Ltd. (a)	245	24,321
Elbit Systems Ltd. (Israel)	165	22,578
First International Bank of Israel	322	6,795
Gazit-Globe Ltd.	462	2,175
Icl Group Ltd.	4,176	12,369
Isracard Ltd.	308	699
Israel Discount Bank Ltd. (Class A)	8,216	24,905
Kornit Digital Ltd. (a)(e)	231	12,331
Melisron Ltd.	112	4,187
Mizrahi Tefahot Bank Ltd.	779	14,532
NICE Systems Ltd. (a)	408	75,959
Paz Oil Co. Ltd.	51	4,049
Plus500 Ltd.	716	11,671
Radware Ltd. (a)	234	5,520
Reit 1 Ltd.	988	3,605
Shikun & Binui Ltd.	1,210	4,297
Shufersal Ltd.	987	6,437
Strauss Group Ltd.	276	7,643
Teva Pharmaceutical Industries Ltd. sponsored ADR (a)	7,105	87,605
Tower Semiconductor Ltd. (a)	606	11,557
Wix.com Ltd. (a)	304	77,891

TOTAL ISRAEL		632,255

Italy - 1.2%
A2A SpA	10,458	14,810
Amplifon SpA	471	12,547
Assicurazioni Generali SpA	7,938	120,130
Astm SpA (a)	415	9,484
Atlantia SpA (a)	3,151	50,968
Azimut Holding SpA	628	10,732
Banca Mediolanum S.p.A.	1,396	10,022
Banco BPM SpA	8,867	13,230
Davide Campari-Milano SpA	2,852	24,032
Enel SpA	49,685	429,698
Eni SpA	16,537	158,524
FinecoBank SpA	3,075	41,509
Hera SpA	5,603	21,063
Infrastrutture Wireless Italiane SpA (b)	1,747	17,508
Interpump Group SpA	515	15,298
Intesa Sanpaolo SpA	101,932	195,882
Italgas SpA	3,053	17,733
Leonardo SpA	2,883	19,110
Mediobanca SpA	4,345	31,377
Moncler SpA	1,240	47,422
Nexi SpA (a)(b)	1,598	27,648
Pirelli & C. SpA (b)	2,431	10,310
Poste Italiane SpA (b)	2,889	25,122
Prysmian SpA	1,670	38,688
Recordati SpA	642	32,061
Saipem SpA	3,316	8,267
Snam Rete Gas SpA	13,593	66,188
Telecom Italia SpA	73,047	28,805
Terna SpA	9,241	63,519
UniCredit SpA	13,727	126,278
Unione di Banche Italiane SCpA	7,047	23,039
Unipol Gruppo SpA	2,895	11,260

TOTAL ITALY		1,722,264

Japan - 17.9%
ABC-MART, Inc.	200	11,688
ACOM Co. Ltd.	2,600	9,897
Activia Properties, Inc.	4	13,762
Advance Residence Investment Corp.	9	26,798
Advantest Corp.	1,300	74,192
Aeon (REIT) Investment Corp.	9	9,536
AEON Co. Ltd.	5,600	130,281
AEON MALL Co. Ltd.	600	7,946
Agc, Inc.	1,500	43,004
Aica Kogyo Co. Ltd.	400	13,096
Ain Holdings, Inc.	200	13,077
Air Water, Inc.	1,400	19,721
Aisin Seiki Co. Ltd.	1,200	34,897
Ajinomoto Co., Inc.	3,600	59,742
Alfresa Holdings Corp.	1,300	27,102
Alps Electric Co. Ltd.	1,300	16,756
Amada Co. Ltd.	2,600	21,288
Amano Corp.	400	8,287
Ana Holdings, Inc.	2,300	52,562
Anritsu Corp.	800	18,938
Aozora Bank Ltd.	700	12,206
Asahi Group Holdings	3,000	105,367
ASAHI INTECC Co. Ltd.	1,700	48,257
Asahi Kasei Corp.	9,200	75,309
Asics Corp.	1,100	12,490
Astellas Pharma, Inc.	11,400	190,375
Azbil Corp.	800	24,339
Bandai Namco Holdings, Inc.	1,400	73,693
Bank of Kyoto Ltd.	500	17,689
Benesse Holdings, Inc.	500	13,383
Bic Camera, Inc.	1,000	10,577
Bridgestone Corp.	4,000	129,102
Brother Industries Ltd.	1,600	28,777
Calbee, Inc.	700	19,339
Canon, Inc.	7,000	139,636
Capcom Co. Ltd.	500	18,152
Casio Computer Co. Ltd.	1,600	27,913
Central Japan Railway Co.	1,300	201,056
Chiba Bank Ltd.	4,900	23,166
Chubu Electric Power Co., Inc.	4,500	56,439
Chugai Pharmaceutical Co. Ltd.	4,200	224,868
Chugoku Electric Power Co., Inc.	2,000	26,691
Coca-Cola West Co. Ltd.	1,100	19,906
Comforia Residential REIT, Inc.	4	11,929
COMSYS Holdings Corp.	800	23,724
Concordia Financial Group Ltd.	7,800	25,077
Cosmos Pharmaceutical Corp.	200	30,637
Credit Saison Co. Ltd.	900	10,341
CyberAgent, Inc.	700	34,408
Dai Nippon Printing Co. Ltd.	1,900	43,682
Dai-ichi Mutual Life Insurance Co.	7,800	93,366
Daicel Chemical Industries Ltd.	2,000	15,430
Daifuku Co. Ltd.	800	69,794
Daiichi Sankyo Kabushiki Kaisha	3,900	318,987
Daiichikosho Co. Ltd.	300	8,960
Daikin Industries Ltd.	1,900	307,420
Dainippon Sumitomo Pharma Co. Ltd.	1,000	13,858
Daito Trust Construction Co. Ltd.	500	45,886
Daiwa House Industry Co. Ltd.	4,400	103,906
Daiwa House REIT Investment Corp.	12	28,229
Daiwa Office Investment Corp.	2	11,058
Daiwa Securities Group, Inc.	10,500	44,109
Denki Kagaku Kogyo KK	500	12,255
DENSO Corp.	3,400	133,338
Dentsu Group, Inc.	1,700	40,327
Dic Corp.	500	12,585
Disco Corp.	181	43,735
Dmg Mori Co. Ltd.	700	8,473
Dowa Holdings Co. Ltd.	400	12,141
East Japan Railway Co.	2,400	166,309
Ebara Corp.	500	11,799
Eisai Co. Ltd.	1,900	150,953
Electric Power Development Co. Ltd.	1,196	22,652
Ezaki Glico Co. Ltd.	400	19,041
FamilyMart Co. Ltd.	1,550	26,610
Fancl Corp.	500	14,795
Fanuc Corp.	1,300	233,051
Fast Retailing Co. Ltd.	400	229,909
Frontier Real Estate Investment Corp.	3	9,461
Fuji Electric Co. Ltd.	1,100	30,276
Fujifilm Holdings Corp.	2,700	115,565
Fujitsu Ltd.	1,200	140,500
Fukuoka Financial Group, Inc.	1,300	20,554
Glory Ltd.	400	9,076
GLP J-REIT	24	34,786
GMO Payment Gateway, Inc.	300	31,229
GOLDWIN, Inc.	200	13,040
Hakuhodo DY Holdings, Inc.	1,900	22,541
Hamamatsu Photonics K.K.	900	38,926
Hankyu Hanshin Holdings, Inc.	1,600	54,013
Harmonic Drive Systems, Inc.	300	16,420
Haseko Corp.	1,700	21,465
Hikari Tsushin, Inc.	100	22,737
Hino Motors Ltd.	1,600	10,855
Hirose Electric Co. Ltd.	200	21,894
Hisamitsu Pharmaceutical Co., Inc.	600	32,285
Hitachi Construction Machinery Co. Ltd.	700	19,445
Hitachi Ltd.	6,300	200,244
Hitachi Metals Ltd.	1,400	16,635
Honda Motor Co. Ltd.	11,700	299,446
Horiba Ltd.	300	15,781
Hoshizaki Corp.	400	34,230
House Foods Group, Inc.	500	16,115
Hoya Corp.	2,400	228,053
Hulic (REIT), Inc.	7	8,687
Hulic Co. Ltd.	3,400	31,867
Ibiden Co. Ltd.	800	23,302
Idemitsu Kosan Co. Ltd.	1,687	36,004
IHI Corp.	900	13,058
Iida Group Holdings Co. Ltd.	1,200	18,349
Industrial & Infrastructure Fund Investment Corp.	12	19,293
INPEX Corp.	6,700	41,837
Invesco Office J-REIT, Inc.	51	6,594
Invincible Investment Corp.	35	9,008
Isetan Mitsukoshi Holdings Ltd.	2,600	14,963
Isuzu Motors Ltd.	3,900	35,441
IT Holdings Corp.	1,600	33,697
ITO EN Ltd.	400	22,524
Itochu Corp.	10,100	218,542
ITOCHU Techno-Solutions Corp.	600	22,450
J. Front Retailing Co. Ltd.	1,600	10,704
Japan Airlines Co. Ltd.	2,100	37,896
Japan Airport Terminal Co. Ltd.	500	21,255
Japan Excellent, Inc.	7	8,117
Japan Exchange Group, Inc.	3,500	80,778
Japan Hotel REIT Investment Corp.	27	11,128
Japan Logistics Fund, Inc.	6	16,270
Japan Post Holdings Co. Ltd.	9,700	69,226
Japan Prime Realty Investment Corp.	6	17,560
Japan Real Estate Investment Corp.	9	46,094
Japan Retail Fund Investment Corp.	17	21,176
Japan Tobacco, Inc.	7,100	131,867
JFE Holdings, Inc.	3,600	26,026
JGC Corp.	1,900	20,035
JSR Corp.	1,200	23,116
JTEKT Corp.	1,400	10,931
JX Holdings, Inc.	21,200	75,569
K's Holdings Corp.	1,500	20,394
Kagome Co. Ltd.	500	14,934
Kajima Corp.	3,100	37,066
Kakaku.com, Inc.	800	20,220
Kaken Pharmaceutical Co. Ltd.	300	15,309
Kamigumi Co. Ltd.	700	13,705
Kaneka Corp.	400	10,373
Kansai Electric Power Co., Inc.	5,500	53,295
Kansai Paint Co. Ltd.	1,600	33,682
Kao Corp.	3,100	246,009
Kawasaki Heavy Industries Ltd.	1,000	14,444
KDDI Corp.	10,100	301,355
Keihan Electric Railway Co., Ltd.	700	31,151
Keihin Electric Express Railway Co. Ltd.	1,800	27,523
Keio Corp.	800	45,784
Keisei Electric Railway Co.	1,100	34,474
Kenedix Office Investment Corp.	3	16,698
Kewpie Corp.	700	13,193
Keyence Corp.	1,200	500,449
Kikkoman Corp.	1,300	62,787
Kinden Corp.	1,000	16,476
Kintetsu Group Holdings Co. Ltd.	1,200	53,846
Kirin Holdings Co. Ltd.	5,900	124,371
Kobayashi Pharmaceutical Co. Ltd.	400	35,119
Kobe Bussan Co. Ltd.	400	22,524
Koito Manufacturing Co. Ltd.	800	32,156
Komatsu Ltd.	6,300	129,027
Konami Holdings Corp.	700	23,358
Konica Minolta, Inc.	4,000	13,911
Kose Corp.	200	24,006
Kubota Corp.	7,500	112,191
Kuraray Co. Ltd.	2,500	26,162
Kurita Water Industries Ltd.	700	19,391
Kyocera Corp.	2,300	125,545
Kyowa Exeo Corp.	700	16,694
Kyowa Hakko Kirin Co., Ltd.	1,600	42,120
Kyushu Electric Power Co., Inc.	3,000	25,145
Kyushu Financial Group, Inc.	2,700	11,378
Kyushu Railway Co.	1,000	25,923
LaSalle Logiport REIT	8	12,314
Lasertec Corp.	500	47,048
Lawson, Inc.	300	15,031
LINE Corp. (a)	400	20,079
Lion Corp.	2,000	47,919
LIXIL Group Corp.	1,900	26,501
M3, Inc.	2,700	114,699
Mabuchi Motor Co. Ltd.	400	12,707
Maeda Road Construction Co. Ltd.	400	7,528
Makita Corp.	1,800	65,265
Mani, Inc.	400	10,539
Marubeni Corp.	11,700	53,146
Marui Group Co. Ltd.	1,499	27,116
Maruichi Steel Tube Ltd.	500	12,406
Matsumotokiyoshi Holdings Co. Ltd.	600	21,755
Mazda Motor Corp.	3,800	22,959
McDonald's Holdings Co. (Japan) Ltd.	400	21,561
MCUBS MidCity Investment Corp.	10	7,242
Mebuki Financial Group, Inc.	6,800	15,744
Medipal Holdings Corp.	1,500	28,840
Meiji Holdings Co. Ltd.	1,000	79,576
Mercari, Inc. (a)	600	18,504
Minebea Mitsumi, Inc.	2,800	51,037
Misumi Group, Inc.	1,900	47,405
Mitsubishi Chemical Holdings Corp.	9,500	55,401
Mitsubishi Corp.	9,600	202,865
Mitsubishi Electric Corp.	13,800	180,246
Mitsubishi Estate Co. Ltd.	9,100	135,607
Mitsubishi Gas Chemical Co., Inc.	1,400	21,135
Mitsubishi Heavy Industries Ltd.	2,300	54,303
Mitsubishi Logistics Corp.	500	12,905
Mitsubishi Materials Corp.	900	19,004
Mitsubishi Motors Corp. of Japan	4,600	11,401
Mitsubishi UFJ Financial Group, Inc.	83,300	327,829
Mitsubishi UFJ Lease & Finance Co. Ltd.	3,200	15,115
Mitsui & Co. Ltd.	11,100	164,465
Mitsui Chemicals, Inc.	1,200	25,099
Mitsui Fudosan Co. Ltd.	6,400	113,694
Mitsui Fudosan Logistics Park, Inc.	3	13,350
Mitsui OSK Lines Ltd.	700	12,455
Miura Co. Ltd.	700	29,076
Mizuho Financial Group, Inc.	163,200	200,743
MonotaRO Co. Ltd.	900	36,008
Mori Hills REIT Investment Corp.	9	11,353
Morinaga & Co. Ltd.	300	11,628
Morinaga Milk Industry Co. Ltd.	300	13,309
MS&AD Insurance Group Holdings, Inc.	3,200	88,124
Murata Manufacturing Co. Ltd.	4,100	241,689
Nabtesco Corp.	800	24,598
Nagoya Railroad Co. Ltd.	1,300	36,661
Nankai Electric Railway Co. Ltd.	700	15,987
NEC Corp.	1,700	81,678
New Hampshire Foods Ltd.	690	27,766
Nexon Co. Ltd.	2,900	65,453
NGK Insulators Ltd.	1,800	24,940
NGK Spark Plug Co. Ltd.	1,300	18,589
NHK Spring Co. Ltd.	1,800	11,636
Nichirei Corp.	800	23,312
Nidec Corp.	3,500	235,791
Nifco, Inc.	600	12,775
Nihon Kohden Corp.	600	20,144
Nihon M&A Center, Inc.	900	40,593
Nihon Unisys Ltd.	500	15,582
Nikon Corp.	2,600	21,836
Nintendo Co. Ltd.	800	357,655
Nippon Accommodations Fund, Inc.	3	17,337
Nippon Building Fund, Inc.	9	51,179
Nippon Express Co. Ltd.	600	31,112
Nippon Kayaku Co. Ltd.	1,000	10,461
Nippon Paint Holdings Co. Ltd.	1,300	94,392
Nippon REIT Investment Corp.	3	9,641
Nippon Shinyaku Co. Ltd.	400	32,489
Nippon Shokubai Co. Ltd.	200	10,447
Nippon Steel & Sumitomo Metal Corp.	6,200	58,587
Nippon Suisan Kaisha Co. Ltd.	1,900	8,270
Nippon Telegraph & Telephone Corp.	15,800	368,131
Nippon Yusen KK	1,000	14,153
Nishi-Nippon Railroad Co. Ltd.	500	13,559
Nissan Chemical Corp.	1,000	51,449
Nissan Motor Co. Ltd.	16,000	59,335
Nisshin Seifun Group, Inc.	1,700	25,384
Nissin Food Holdings Co. Ltd.	500	44,223
Nitori Holdings Co. Ltd.	500	97,824
Nitto Denko Corp.	1,000	56,690
NKSJ Holdings, Inc.	2,400	82,621
NOF Corp.	500	17,273
Nomura Holdings, Inc.	21,400	96,163
Nomura Real Estate Holdings, Inc.	700	12,966
Nomura Real Estate Master Fund, Inc.	31	37,151
Nomura Research Institute Ltd.	2,500	67,770
NSK Ltd.	3,400	25,373
NTT Data Corp.	4,200	46,958
NTT DOCOMO, Inc.	7,400	196,455
Obayashi Corp.	4,500	42,307
OBIC Co. Ltd.	400	69,905
Odakyu Electric Railway Co. Ltd.	2,300	56,483
Oji Holdings Corp.	6,300	29,392
Olympus Corp.	8,400	161,721
OMRON Corp.	1,300	87,072
Ono Pharmaceutical Co. Ltd.	3,200	92,970
Oracle Corp. Japan	200	23,561
Oriental Land Co. Ltd.	1,500	197,824
ORIX Corp.	8,600	106,788
ORIX JREIT, Inc.	18	23,572
Osaka Gas Co. Ltd.	2,600	51,394
Otsuka Corp.	700	36,823
Otsuka Holdings Co. Ltd.	3,600	156,895
Pan Pacific International Hold	3,900	85,567
Panasonic Corp.	15,200	133,290
Park24 Co. Ltd.	700	11,961
Penta-Ocean Construction Co. Ltd.	1,600	8,580
PeptiDream, Inc. (a)	600	27,451
Persol Holdings Co., Ltd.	1,100	15,078
Pigeon Corp.	800	30,896
Pola Orbis Holdings, Inc.	500	8,687
Premier Investment Corp.	7	7,760
Rakuten, Inc.	5,100	45,048
Recruit Holdings Co. Ltd.	10,300	354,219
Relo Group, Inc.	700	13,147
Renesas Electronics Corp. (a)	6,400	32,659
Rengo Co. Ltd.	1,400	11,384
Resona Holdings, Inc.	14,500	49,617
Ricoh Co. Ltd.	4,600	33,008
Rinnai Corp.	300	25,006
ROHM Co. Ltd.	600	39,676
Rohto Pharmaceutical Co. Ltd.	700	22,172
Ryohin Keikaku Co. Ltd.	1,700	24,010
Sankyo Co. Ltd. (Gunma)	2	48
Sankyu, Inc.	400	15,003
Santen Pharmaceutical Co. Ltd.	2,500	45,913
Sanwa Holdings Corp.	1,400	12,473
Sapporo Holdings Ltd.	500	9,402
Sawai Pharmaceutical Co. Ltd.	300	15,392
SBI Holdings, Inc. Japan	1,400	30,185
Screen Holdings Co. Ltd.	300	14,094
SCSK Corp.	300	14,559
Secom Co. Ltd.	1,400	122,840
Sega Sammy Holdings, Inc.	1,300	15,531
Seibu Holdings, Inc.	1,800	19,521
Seiko Epson Corp.	2,000	22,911
Seino Holdings Co. Ltd.	1,100	14,364
Sekisui Chemical Co. Ltd.	2,900	41,415
Sekisui House (REIT), Inc.	23	14,740
Sekisui House Ltd.	4,200	80,187
Seven & i Holdings Co. Ltd.	5,100	166,839
Seven Bank Ltd.	5,500	15,027
SG Holdings Co. Ltd.	1,600	52,160
Sharp Corp.	1,600	16,982
Shikoku Electric Power Co., Inc.	1,200	8,835
Shimadzu Corp.	1,700	45,155
Shimamura Co. Ltd.	200	13,522
SHIMANO, Inc.	600	115,373
SHIMIZU Corp.	4,500	37,071
Shin-Etsu Chemical Co. Ltd.	2,500	293,404
Shinsei Bank Ltd.	1,200	14,514
Shionogi & Co. Ltd.	1,900	119,193
Ship Healthcare Holdings, Inc.	300	12,461
Shiseido Co. Ltd.	2,600	165,674
Shizuoka Bank Ltd.	3,689	23,731
SHO-BOND Holdings Co. Ltd.	300	13,267
Shochiku Co. Ltd.	100	13,753
Showa Denko K.K.	900	20,314
Skylark Co. Ltd.	1,300	20,600
SMC Corp.	480	245,301
SoftBank Corp.	10,400	132,438
SoftBank Group Corp.	10,700	539,576
Sohgo Security Services Co., Ltd.	600	27,895
Sojitz Corp.	9,200	20,108
Sony Corp.	8,100	559,144
Sony Financial Holdings, Inc.	1,100	26,559
Sotetsu Holdings, Inc.	600	15,993
Square Enix Holdings Co. Ltd.	600	30,229
Stanley Electric Co. Ltd.	1,100	26,437
Subaru Corp.	4,200	87,947
Sugi Holdings Co. Ltd.	300	20,282
Sumco Corp.	1,500	23,061
Sumitomo Chemical Co. Ltd.	10,400	31,292
Sumitomo Corp.	8,200	94,312
Sumitomo Electric Industries Ltd.	5,300	61,139
Sumitomo Forestry Co. Ltd.	1,000	12,531
Sumitomo Heavy Industries Ltd.	900	19,684
Sumitomo Metal Mining Co. Ltd.	1,700	47,889
Sumitomo Mitsui Financial Group, Inc.	8,900	251,174
Sumitomo Mitsui Trust Holdings, Inc.	2,500	70,451
Sumitomo Realty & Development Co. Ltd.	3,100	85,568
Sumitomo Rubber Industries Ltd.	1,100	10,819
Sundrug Co. Ltd.	400	13,225
Suntory Beverage & Food Ltd.	800	31,155
Suzuken Co. Ltd.	500	18,615
Suzuki Motor Corp.	3,000	102,438
Sysmex Corp.	1,100	83,843
T&D Holdings, Inc.	3,700	31,780
Taiheiyo Cement Corp.	800	18,587
Taisei Corp.	1,400	51,025
Taisho Pharmaceutical Holdings Co. Ltd.	400	24,450
Taiyo Nippon Sanso Corp.	1,400	23,352
Taiyo Yuden Co. Ltd.	800	25,016
Takara Holdings, Inc.	1,200	10,740
Takashimaya Co. Ltd.	1,400	11,723
Takeda Pharmaceutical Co. Ltd.	10,238	367,831
TDK Corp.	828	82,429
TechnoPro Holdings, Inc.	200	11,392
Teijin Ltd.	1,300	20,698
Terumo Corp.	4,470	170,141
The Chugoku Bank Ltd.	1,200	11,091
The Hachijuni Bank Ltd.	3,200	12,121
THK Co. Ltd.	800	19,738
Tobu Railway Co. Ltd.	1,300	42,951
Toho Co. Ltd.	900	32,509
Toho Gas Co. Ltd.	600	30,007
Tohoku Electric Power Co., Inc.	3,130	29,742
Tokai Carbon Co. Ltd.	1,200	11,340
Tokio Marine Holdings, Inc.	4,500	196,979
Tokuyama Corp.	400	9,464
Tokyo Century Corp.	400	20,412
Tokyo Electric Power Co., Inc. (a)	6,100	18,765
Tokyo Electron Ltd.	1,000	246,744
Tokyo Gas Co. Ltd.	2,600	62,256
Tokyo Tatemono Co. Ltd.	1,400	16,114
Tokyu Corp.	3,800	53,498
Tokyu Fudosan Holdings Corp.	3,900	18,347
Tokyu REIT, Inc.	5	6,812
Toppan Printing Co. Ltd.	2,200	36,782
Toray Industries, Inc.	11,100	52,392
Toshiba Corp.	2,800	89,076
Tosoh Corp.	2,200	30,221
Toto Ltd.	1,000	38,448
Toyo Seikan Group Holdings Ltd.	900	10,150
Toyo Suisan Kaisha Ltd.	700	39,092
Toyo Tire Corp.	800	10,677
Toyota Industries Corp.	1,300	68,747
Toyota Motor Corp.	16,800	1,056,453
Toyota Tsusho Corp.	1,500	38,252
Trend Micro, Inc.	800	44,708
Tsumura & Co.	400	10,447
Tsuruha Holdings, Inc.	200	27,506
Ube Industries Ltd.	600	10,341
Unicharm Corp.	2,800	114,619
United Urban Investment Corp.	22	23,594
Ushio, Inc.	700	9,303
USS Co. Ltd.	1,500	23,936
Welcia Holdings Co. Ltd.	400	32,193
West Japan Railway Co.	1,300	72,916
Workman Co. Ltd.	200	17,541
Yahoo! Japan Corp.	17,300	84,904
Yakult Honsha Co. Ltd.	1,100	64,691
Yamada Denki Co. Ltd.	4,600	22,792
Yamaha Corp.	1,100	51,882
Yamaha Motor Co. Ltd.	2,000	31,500
Yamato Holdings Co. Ltd.	2,700	58,610
Yamazaki Baking Co. Ltd.	1,100	18,908
Yaskawa Electric Corp.	1,800	62,574
Yokogawa Electric Corp.	1,700	26,637
Yokohama Rubber Co. Ltd.	800	11,312
Zenkoku Hosho Co. Ltd.	300	11,253
Zensho Holdings Co. Ltd.	600	12,092
Zeon Corp.	1,200	11,014
Zozo, Inc.	1,200	26,628

TOTAL JAPAN		25,499,038

Korea (South) - 3.2%
Alteogen, Inc. (a)	78	17,465
AMOREPACIFIC Corp.	179	25,101
AMOREPACIFIC Group, Inc.	194	8,421
BGF Retail Co. Ltd.	55	6,392
BS Financial Group, Inc.	1,634	6,881
Bukwang Pharmaceutical Co. Ltd.	10	284
Celltrion Healthcare Co. Ltd.	507	46,080
Celltrion Pharm, Inc.	3	320
Celltrion, Inc. (a)	698	179,094
Cheil Industries, Inc.	585	57,050
Cheil Worldwide, Inc.	768	10,627
CJ CheilJedang Corp.	47	12,865
CJ Corp.	71	5,143
CJ O Shopping Co. Ltd.	63	5,854
Com2uS Corp.	59	5,802
Coway Co. Ltd.	361	21,879
Daelim Industrial Co.	181	12,482
Daewoo Engineering & Construction Co. Ltd. (a)	1,245	3,582
Daewoo Shipbuilding & Marine Engineering Co. Ltd. (a)	264	6,030
Db Insurance Co. Ltd.	287	10,319
DGB Financial Group Co. Ltd.	2,016	8,691
Dongbu HiTek Co. Ltd.	196	4,763
Doosan Bobcat, Inc.	350	7,804
DuzonBizon Co. Ltd.	104	8,908
E-Mart Co. Ltd.	120	10,637
EO Technics Co. Ltd.	47	3,748
F&F Co. Ltd.	47	3,636
Fila Holdings Corp.	269	7,958
GemVax & Kael Co. Ltd. (a)	191	3,110
Genexine Co. Ltd. (a)	94	7,473
GS Engineering & Construction Corp.	401	8,277
GS Holdings Corp.	284	8,624
GS Retail Co. Ltd.	179	5,484
Hana Financial Group, Inc.	1,908	43,502
Hanjin Kal Corp.	239	16,083
Hankook Tire Co. Ltd.	498	10,333
Hanmi Pharm Co. Ltd.	39	7,978
Hanmi Science Co. Ltd.	219	6,124
Hanon Systems	1,035	7,864
Hansol Chemical Co. Ltd.	47	5,027
Hanssem Co. Ltd.	94	6,795
Hanwha Aerospace Co. Ltd. (a)	197	4,071
Hanwha Corp.	376	7,040
Hanwha Solutions Corp.	712	11,589
HDC Hyundai Development Co.	364	6,453
Hite Jinro Co. Ltd.	190	6,982
HLB Life Science Co. Ltd. (a)	226	3,523
HLB, Inc.	298	23,084
Hotel Shilla Co.	194	11,567
HUGEL, Inc. (a)	16	6,314
Hyundai Department Store Co. Ltd.	86	4,057
Hyundai Elevator Co. Ltd.	159	9,275
Hyundai Engineering & Construction Co. Ltd.	423	11,747
Hyundai Fire & Marine Insurance Co. Ltd.	489	9,411
Hyundai Glovis Co. Ltd.	145	12,359
Hyundai Heavy Industries Co. Ltd. (a)	316	23,320
Hyundai Merchant Marine Co. Ltd. (a)	1,895	7,494
Hyundai Mipo Dockyard Co. Ltd.	155	4,083
Hyundai Mobis	427	68,714
Hyundai Motor Co.	860	70,821
Hyundai Robotics Co. Ltd.	58	12,000
Hyundai Steel Co.	513	8,894
Iljin Materials Co. Ltd.	116	4,859
Industrial Bank of Korea	1,635	11,138
INNOCEAN Worldwide, Inc.	61	2,280
Kakao Corp.	348	78,289
Kangwon Land, Inc.	604	10,912
KB Financial Group, Inc.	2,464	69,930
KCC Corp.	26	2,901
Kia Motors Corp.	1,704	46,162
KMW Co. Ltd. (a)	153	8,193
Koh Young Technology, Inc.	65	5,446
Korea Aerospace Industries Ltd.	616	12,318
Korea Electric Power Corp. (a)	1,930	31,553
Korea Express Co. Ltd. (a)	48	6,343
Korea Gas Corp.	265	5,833
Korea Investment Holdings Co. Ltd.	278	10,449
Korea Zinc Co. Ltd.	80	22,472
Korean Air Lines Co. Ltd.	795	11,685
Korean Air Lines Co. Ltd. rights 7/10/20 (a)	232	335
Korean Reinsurance Co.	1,010	6,227
KT&G Corp.	793	51,918
Kumho Petro Chemical Co. Ltd.	108	6,771
LG Chemical Ltd.	281	116,255
LG Corp.	876	52,412
LG Display Co. Ltd. (a)	1,293	12,411
LG Electronics, Inc.	719	38,200
LG Household & Health Care Ltd.	57	64,047
LG Innotek Co. Ltd.	80	11,762
LG Telecom Ltd.	1,879	19,250
Lotte Chemical Corp.	105	14,711
Lotte Confectionery Co. Ltd.	266	7,052
Lotte Shopping Co. Ltd.	85	5,695
LS Cable Ltd.	144	4,212
Mando Corp.	190	3,584
Medy-Tox, Inc.	24	2,940
Meritz Securities Co. Ltd.	1,846	4,706
Mezzion Pharma Co. Ltd. (a)	40	7,669
Mirae Asset Daewoo Co. Ltd.	2,142	12,047
NAVER Corp.	935	210,889
NCSOFT Corp.	104	77,563
Netmarble Corp. (a)(b)	241	20,251
Nong Shim Co. Ltd.	30	9,166
Oci Co. Ltd. (a)	106	3,299
Orion Corp./Republic of Korea	134	15,039
Ottogi Corp.	10	4,663
Paradise Co. Ltd.	228	2,568
Pearl Abyss Corp. (a)	46	8,390
POSCO	466	68,047
POSCO Chemtech Co. Ltd.	128	8,105
S-Oil Corp.	309	16,515
S1 Corp.	149	10,704
Samsung Biologics Co. Ltd. (a)(b)	108	70,242
Samsung Electro-Mechanics Co. Ltd.	386	41,983
Samsung Electronics Co. Ltd.	33,046	1,466,550
Samsung Engineering Co. Ltd. (a)	1,248	12,895
Samsung Fire & Marine Insurance Co. Ltd.	206	30,363
Samsung Heavy Industries Co. Ltd. (a)	3,389	17,011
Samsung Life Insurance Co. Ltd.	637	24,010
Samsung SDI Co. Ltd.	357	109,432
Samsung SDS Co. Ltd.	247	35,025
Samsung Securities Co. Ltd.	436	9,663
Shinhan Financial Group Co. Ltd.	3,142	76,121
Shinsegae Co. Ltd.	41	7,611
SillaJen, Inc. (a)(c)	371	3,741
SK C&C Co. Ltd.	248	60,466
SK Energy Co. Ltd.	354	39,234
SK Hynix, Inc.	3,487	249,593
SK Telecom Co. Ltd.	212	37,431
SKC Co. Ltd.	109	5,594
Soulbrain Holdings Co. Ltd. (c)	62	4,956
STX Pan Ocean Co. Ltd. (Korea) (a)	1,176	3,765
ViroMed Co. Ltd.	151	7,759
WONIK IPS Co. Ltd. (a)	169	5,078
Woori Financial Group, Inc.	3,451	25,502
Woori Investment & Securities Co. Ltd.	1,171	8,167
Yuhan Corp.	305	12,954

TOTAL KOREA (SOUTH)		4,560,600

Kuwait - 0.2%
Agility Public Warehousing Co. KSC	5,755	13,724
Boubyan Bank KSC	5,239	9,055
Gulf Bank	11,083	7,634
Kuwait Finance House KSCP	29,047	57,754
Mobile Telecommunication Co.	13,551	24,434
National Bank of Kuwait	44,242	118,007

TOTAL KUWAIT		230,608

Luxembourg - 0.3%
Aperam	287	8,003
ArcelorMittal SA (Netherlands)	4,448	46,825
Aroundtown SA	7,912	45,317
B&M European Value Retail SA	5,024	24,745
Globant SA (a)	255	38,212
Millicom International Cellular SA (depository receipt)	723	18,916
RTL Group SA	239	7,653
SES SA (France) (depositary receipt)	2,209	15,089
Spotify Technology SA (a)(e)	649	167,565
Subsea 7 SA (a)	1,370	8,625
Tenaris SA	3,366	21,737

TOTAL LUXEMBOURG		402,687

Malaysia - 0.5%
AMMB Holdings Bhd	10,500	7,622
Axiata Group Bhd	29,799	24,691
Bumiputra-Commerce Holdings Bhd	45,616	37,902
Dialog Group Bhd	26,500	22,328
DiGi.com Bhd	21,100	21,226
Fraser & Neave Holdings BHD	900	6,823
Gamuda Bhd	14,200	12,064
Genting Bhd	19,700	18,852
Genting Malaysia Bhd	20,200	11,928
Hartalega Holdings Bhd	10,400	31,556
Hong Leong Bank Bhd	5,400	17,746
IHH Healthcare Bhd	20,000	25,674
IJM Corp. Bhd	16,900	7,139
Inari Amertron Bhd	13,600	5,364
IOI Corp. Bhd	19,900	20,158
KLCC Property Holdings Bhd	2,300	4,273
Kuala Lumpur Kepong Bhd	4,044	20,954
Malayan Banking Bhd	42,205	73,978
Malaysia Airports Holdings Bhd	6,400	8,141
Maxis Bhd	15,200	19,051
MISC Bhd	10,400	18,594
Nestle (Malaysia) BHD	400	13,061
Petronas Chemicals Group Bhd	18,000	26,047
Petronas Dagangan Bhd	1,900	9,135
Petronas Gas Bhd	5,400	21,275
PPB Group Bhd	4,900	20,334
Press Metal Bhd	9,600	10,150
Public Bank Bhd	19,700	75,867
QL Resources Bhd	5,000	11,203
RHB Capital Bhd	19,200	21,465
Sime Darby Bhd	19,100	9,585
Sime Darby Plantation Bhd	19,100	21,933
Telekom Malaysia Bhd	9,300	9,008
Tenaga Nasional Bhd	21,300	57,768
Top Glove Corp. Bhd	9,200	34,571
Westports Holdings Bhd	6,300	5,588
Yinson Holdings Bhd	3,400	4,682

TOTAL MALAYSIA		767,736

Mexico - 0.4%
Alfa SA de CV Series A	16,500	9,296
Alsea S.A.B. de CV (a)	2,800	2,754
America Movil S.A.B. de CV Series L	153,000	98,186
Banco Santander Mexico SA	6	4
CEMEX S.A.B. de CV unit	96,300	27,150
Coca-Cola FEMSA S.A.B. de CV unit	3,100	13,571
Concentradora Fibra Danhos SA de CV	4,900	4,656
Embotelladoras Arca S.A.B. de CV	3,300	14,465
Fibra Uno Administracion SA de CV	17,500	13,895
Fomento Economico Mexicano S.A.B. de CV unit	12,400	76,873
Gruma S.A.B. de CV Series B	1,375	14,839
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B	2,500	17,976
Grupo Aeroportuario del Sureste S.A.B. de CV Series B	1,195	13,344
Grupo Aeroportuario Norte S.A.B. de CV (a)	1,900	8,833
Grupo Bimbo S.A.B. de CV Series A	8,500	14,227
Grupo Carso SA de CV Series A1	2,700	5,265
Grupo Elektra SA de CV	410	22,482
Grupo Financiero Banorte S.A.B. de CV Series O	16,400	56,882
Grupo Financiero Inbursa S.A.B. de CV Series O (a)	12,200	8,466
Grupo Mexico SA de CV Series B	19,900	46,260
Grupo Televisa SA de CV	16,600	17,427
Industrias Penoles SA de CV	620	6,330
Infraestructura Energetica Nova S.A.B. de CV	2,900	8,369
Kimberly-Clark de Mexico SA de CV Series A	8,300	12,957
Mexichem S.A.B. de CV	5,700	8,427
Promotora y Operadora de Infraestructura S.A.B. de CV (a)	1,870	13,470
Wal-Mart de Mexico SA de CV Series V	33,700	80,861

TOTAL MEXICO		617,265

Multi-National - 0.0%
HKT Trust/HKT Ltd. unit	23,000	33,652
Netherlands - 3.4%
ABN AMRO Group NV GDR (b)	2,720	23,407
Adyen BV (a)(b)	157	228,513
AerCap Holdings NV (a)	849	26,149
Airbus Group NV	3,954	283,319
Akzo Nobel NV	1,258	112,702
Argenx SE (a)	307	69,103
ASM International NV (Netherlands)	299	46,207
ASML Holding NV (Netherlands)	2,741	1,002,694
CNH Industrial NV	6,180	43,242
Euronext NV (b)	435	43,618
EXOR NV	598	34,157
Ferrari NV	822	140,236
Fiat Chrysler Automobiles NV (Italy)	7,226	72,611
Heineken Holding NV	671	54,919
Heineken NV (Bearer)	1,527	140,781
ING Groep NV (Certificaten Van Aandelen)	25,331	176,580
Koninklijke Ahold Delhaize NV	7,064	192,523
Koninklijke DSM NV	1,168	161,669
Koninklijke KPN NV	23,119	61,495
Koninklijke Philips Electronics NV	5,794	275,810
NN Group NV	1,789	60,124
NXP Semiconductors NV	1,808	206,184
Prosus NV	2,724	253,979
QIAGEN NV (Germany) (a)	1,505	64,828
Randstad NV	775	34,532
STMicroelectronics NV (Italy)	4,228	115,503
Takeaway.com Holding BV (a)(b)	707	73,681
Unibail-Rodamco SE & WFD Unibail-Rodamco NV unit	919	51,790
Unilever NV	9,404	501,400
Wolters Kluwer NV	1,760	137,466
X5 Retail Group NV GDR (Reg. S)	653	23,116
Yandex NV Series A (a)	1,635	81,783

TOTAL NETHERLANDS		4,794,121

New Zealand - 0.3%
Auckland International Airport Ltd.	8,056	34,154
Chorus Ltd.	2,451	11,831
Contact Energy Ltd.	5,316	21,474
Fisher & Paykel Healthcare Corp.	3,738	85,872
Fletcher Building Ltd.	5,038	12,029
Goodman Property Trust	7,471	9,787
Infratil Ltd.	3,652	11,076
Kiwi Property Group Ltd.	8,381	5,679
Mercury Nz Ltd.	3,454	10,476
Meridian Energy Ltd.	8,574	26,613
Ryman Healthcare Group Ltd.	2,660	22,452
Spark New Zealand Ltd.	11,420	33,604
The a2 Milk Co. Ltd. (a)	4,860	63,319
Xero Ltd. (a)	719	44,711

TOTAL NEW ZEALAND		393,077

Norway - 0.4%
Adevinta ASA Class B (a)	1,670	16,812
Aker ASA (A Shares)	156	5,679
Aker Bp ASA	633	11,529
DNB ASA	5,971	79,698
Entra ASA (b)	805	10,270
Equinor ASA	7,199	102,167
Gjensidige Forsikring ASA (a)	1,269	23,349
Kongsberg Gruppen ASA	480	6,722
Leroy Seafood Group ASA	1,723	10,340
Mowi ASA	2,947	55,923
Nordic VLSI ASA (a)	898	6,848
Norsk Hydro ASA	9,414	26,264
Norwegian Finans Holding ASA	803	5,498
Orkla ASA	5,145	45,171
Salmar ASA	397	18,936
Scatec Solar AS (b)	529	8,596
Schibsted ASA:
(A Shares)	703	18,318
(B Shares)	491	11,559
Sparebank 1 Sr Bank ASA (primary capital certificate) (a)	1,151	8,359
Sparebanken Midt-Norge	806	6,557
Storebrand ASA (A Shares)	3,493	18,003
Telenor ASA	4,168	60,856
TGS Nopec Geophysical Co. ASA	676	9,787
Tomra Systems ASA	778	28,541
Veidekke ASA	561	6,773
Yara International ASA	1,176	40,795

TOTAL NORWAY		643,350

Pakistan - 0.0%
Engro Corp. Ltd.	2,450	4,274
Lucky Cement Ltd.	1,200	3,299
Pakistan Petroleum Ltd.	2,800	1,447
Pakistan State Oil Co. Ltd.	1,300	1,225

TOTAL PAKISTAN		10,245

Papua New Guinea - 0.0%
Oil Search Ltd. ADR	12,525	27,400
Peru - 0.0%
Compania de Minas Buenaventura SA sponsored ADR	1,326	12,120
Philippines - 0.2%
Ayala Corp.	2,060	32,180
Ayala Land, Inc.	48,800	33,161
Bank of the Philippine Islands (BPI)	14,410	20,859
BDO Unibank, Inc.	13,000	25,613
GT Capital Holdings, Inc.	519	4,739
International Container Terminal Services, Inc.	5,720	11,787
JG Summit Holdings, Inc.	21,750	28,357
Jollibee Food Corp.	3,770	10,611
Metropolitan Bank & Trust Co.	15,936	11,854
Philippine Long Distance Telephone Co.	800	19,953
SM Investments Corp.	3,900	73,625
SM Prime Holdings, Inc.	74,800	47,897
Universal Robina Corp.	6,930	18,112

TOTAL PHILIPPINES		338,748

Poland - 0.2%
Bank Millennium SA (a)	3,930	3,002
Bank Polska Kasa Opieki SA	1,080	14,697
Bank Zachodni WBK SA	204	9,044
BRE Bank SA	67	3,895
CD Projekt RED SA	416	41,523
Cyfrowy Polsat SA	1,642	10,915
Dino Polska SA (a)(b)	294	14,907
Grupa Lotos SA	506	7,674
KGHM Polska Miedz SA (Bearer) (a)	1,046	24,033
LPP SA	9	13,672
Orange Polska SA (a)	4,030	6,341
Polish Oil & Gas Co. SA	9,292	10,675
Polska Grupa Energetyczna SA (a)	4,183	7,268
Polski Koncern Naftowy Orlen SA	1,834	29,028
Powszechna Kasa Oszczednosci Bank SA	5,520	31,979
Powszechny Zaklad Ubezpieczen SA	3,674	26,866

TOTAL POLAND		255,519

Portugal - 0.1%
Banco Comercial Portugues SA (Reg.)	46,275	5,563
Energias de Portugal SA	16,584	79,187
Galp Energia SGPS SA Class B	2,856	33,130
Jeronimo Martins SGPS SA	1,651	28,909
NOS SGPS	1,629	7,108
REN - Redes Energeticas Nacionais SGPS SA	1,979	5,403

TOTAL PORTUGAL		159,300

Qatar - 0.2%
Industries Qatar QSC (a)	13,647	28,840
Masraf al Rayan (a)	37,603	39,444
Mesaieed Petrochemical Holding Co. (a)	28,366	15,734
Qatar Fuel Co. (a)	4,954	21,915
Qatar International Islamic Bank QSC (a)	7,649	17,055
Qatar Islamic Bank (a)	9,938	42,980
Qatar National Bank SAQ (a)	28,410	135,663
The Commercial Bank of Qatar (a)	21,243	22,166

TOTAL QATAR		323,797

Russia - 0.7%
Alrosa Co. Ltd.	14,800	13,409
Gazprom OAO	77,980	212,778
Inter Rao Ues JSC	256,000	17,446
Lukoil PJSC	2,641	196,930
Magnit OJSC	505	28,572
MMC Norilsk Nickel PJSC	387	102,019
Mobile TeleSystems OJSC sponsored ADR	2,828	25,989
NOVATEK OAO	6,493	92,440
Polyus PJSC	174	29,307
Sberbank of Russia	66,200	189,262
Severstal PAO	1,202	14,596
Surgutneftegas OJSC	58,300	31,469
Tatneft PAO	10,506	81,488
VTB Bank OJSC	37,760,000	18,528

TOTAL RUSSIA		1,054,233

Saudi Arabia - 0.8%
Abdullah Al Othaim Markets Co.	337	10,044
Advanced Polypropylene Co.	1,370	19,431
Al Rajhi Bank	14,415	217,512
Alinma Bank	12,102	46,911
Almarai Co. Ltd.	1,606	22,178
Arabian Centres Co. Ltd.	677	4,003
Bank Al-Jazira	5,482	16,515
Bank Albilad	2,018	11,900
Banque Saudi Fransi	4,193	31,914
Dar Al Arkan Real Estate Development Co. (a)	6,042	11,436
Emaar The Economic City (a)	2,466	4,470
Etihad Etisalat Co. (a)	3,241	22,983
Jarir Marketing Co.	533	20,746
Mouwasat Medical Services Co.	274	6,596
National Commercial Bank	8,888	88,264
National Industrialization Co. (a)	3,193	8,887
Riyad Bank	8,300	37,307
SABIC	5,902	138,621
Sahara International Petrochemical Co.	5,036	19,360
Samba Financial Group	7,731	55,339
Saudi Airlines Catering Co.	212	4,375
Saudi Arabian Fertilizers Co.	1,277	25,363
Saudi Arabian Mining Co. (a)	2,758	25,587
Saudi Cement Co.	807	11,403
Saudi Electricity Co.	5,075	21,133
Saudi Industrial Investment Group	2,344	12,623
Saudi Kayan Petrochemical Co. (a)	5,583	12,205
Saudi Telecom Co.	3,870	102,141
Southern Province Cement Co.	423	6,123
The Co. for Cooperative Insurance (a)	453	8,587
The Savola Group	2,137	23,985
Yanbu National Petrochemical Co.	1,792	24,460

TOTAL SAUDI ARABIA		1,072,402

Singapore - 0.8%
Ascendas Real Estate Investment Trust	18,584	42,273
BOC Aviation Ltd. Class A (b)	1,100	7,025
CapitaCommercial Trust (REIT)	21,800	26,437
CapitaLand Ltd.	16,600	34,782
CapitaMall Trust	16,700	23,487
City Developments Ltd.	4,000	24,168
ComfortDelgro Corp. Ltd.	13,100	13,630
DBS Group Holdings Ltd.	11,500	171,642
Flextronics International Ltd. (a)	3,164	32,431
Genting Singapore Ltd.	39,700	21,650
Jardine Cycle & Carriage Ltd.	700	10,126
Keppel Corp. Ltd.	9,100	38,918
Keppel DC (REIT)	7,000	12,758
Mapletree Commercial Trust	12,046	16,683
Mapletree Greater China Commercial Trust	13,342	8,856
Mapletree Industrial (REIT)	8,603	17,717
Mapletree Logistics Trust (REIT)	18,832	26,216
Oversea-Chinese Banking Corp. Ltd.	25,267	163,177
Singapore Airlines Ltd.	12,650	33,858
Singapore Airport Terminal Service Ltd.	4,900	10,056
Singapore Exchange Ltd.	5,200	31,119
Singapore Press Holdings Ltd.	9,100	8,293
Singapore Technologies Engineering Ltd.	10,100	23,916
Singapore Telecommunications Ltd.	53,700	95,527
Suntec (REIT)	13,700	13,861
United Overseas Bank Ltd.	9,000	131,507
UOL Group Ltd.	3,600	17,540
Venture Corp. Ltd.	1,500	17,415
Wilmar International Ltd.	19,800	58,110

TOTAL SINGAPORE		1,133,178

South Africa - 1.0%
Absa Group Ltd.	4,671	22,961
Anglo American Platinum Ltd.	346	25,006
AngloGold Ashanti Ltd.	2,675	78,704
Aspen Pharmacare Holdings Ltd. (a)	2,502	20,692
Bidcorp Ltd.	2,127	34,750
Bidvest Group Ltd.	2,638	21,594
Capitec Bank Holdings Ltd.	430	21,279
Clicks Group Ltd.	1,639	19,869
Discovery Ltd.	3,220	19,401
Exxaro Resources Ltd.	1,517	11,403
FirstRand Ltd.	32,178	70,577
Foschini Ltd.	1,239	4,583
Gold Fields Ltd.	5,733	54,132
Growthpoint Properties Ltd.	17,049	13,117
Impala Platinum Holdings Ltd.	4,943	33,044
Investec Ltd.	512	1,019
Life Healthcare Group Holdings Ltd.	7,941	7,720
Mr Price Group Ltd.	2,195	18,089
MTN Group Ltd.	10,591	32,244
MultiChoice Group Ltd.	3,080	18,863
Naspers Ltd. Class N	2,834	520,834
Nedbank Group Ltd.	2,162	12,652
Northam Platinum Ltd. (a)	1,983	13,279
Old Mutual Ltd.	30,227	21,004
PSG Group Ltd.	1,078	9,839
Redefine Properties Ltd.	33,208	6,334
Remgro Ltd.	3,358	19,332
RMB Holdings Ltd.	6,886	651
Sanlam Ltd.	12,293	41,817
Sasol Ltd. (a)	3,781	28,806
Shoprite Holdings Ltd.	3,017	18,543
Sibanye Stillwater Ltd. (a)	13,519	29,353
Spar Group Ltd.	1,178	11,649
Standard Bank Group Ltd.	8,171	49,207
Tiger Brands Ltd.	1,001	10,291
Vodacom Group Ltd.	4,349	30,815
Woolworths Holdings Ltd.	5,843	11,146

TOTAL SOUTH AFRICA		1,364,599

Spain - 1.5%
Abertis Infraestructuras SA (a)	363	7,488
ACS Actividades de Construccion y Servicios SA	1,709	43,919
ACS Actividades de Construccion y Servicios SA rights 7/7/20 (a)	1,709	2,666
Aena Sme SA (a)(b)	484	64,546
Amadeus IT Holding SA Class A	2,924	153,516
Banco Bilbao Vizcaya Argentaria SA	43,400	149,425
Banco de Sabadell SA	32,563	11,308
Banco Santander SA (Spain)	107,804	263,738
Bankinter SA	4,470	21,319
CaixaBank SA	22,340	47,792
Cellnex Telecom SA (b)	1,735	105,729
Enagas SA	1,533	37,461
Endesa SA	2,088	51,445
Ferrovial SA	3,137	83,529
Gas Natural SDG SA	2,083	38,766
Grifols SA	1,513	45,947
Grifols SA ADR	2,389	43,575
Iberdrola SA	39,020	455,546
Inditex SA	6,881	182,577
International Consolidated Airlines Group SA CDI	9,684	26,710
Merlin Properties Socimi SA	2,140	17,744
Red Electrica Corporacion SA	2,853	53,225
Repsol SA	9,114	80,531
Repsol SA rights 7/6/20 (a)	9,114	4,437
Telefonica SA	29,679	141,948
Telefonica SA rights (a)	28,156	5,539

TOTAL SPAIN		2,140,426

Sweden - 2.0%
AarhusKarlshamn AB	1,223	21,013
AF Poyry AB (B Shares)	569	12,213
Alfa Laval AB	1,862	40,844
ASSA ABLOY AB (B Shares)	6,444	131,893
Atlas Copco AB:
(A Shares)	3,977	169,362
(B Shares)	2,716	100,441
Beijer Ref AB (B Shares)	401	12,110
Billerud AB	1,038	14,866
Boliden AB	1,694	38,540
Castellum AB	1,618	30,222
Dometic Group AB (a)(b)	1,962	17,590
Electrolux AB (B Shares)	1,650	27,588
Electrolux Professional AB (a)	1,493	5,417
Elekta AB (B Shares)	2,299	21,381
Epiroc AB:
Class A	4,026	50,447
Class B	2,565	31,367
Ericsson (B Shares)	16,911	156,757
Essity AB Class B	3,916	126,538
Evolution Gaming Group AB (b)	809	48,237
Fabege AB	1,969	23,011
Fastighets AB Balder (a)	612	23,322
Getinge AB (B Shares)	1,399	25,959
H&M Hennes & Mauritz AB (B Shares)	5,094	73,801
Hexagon AB (B Shares) (a)	1,818	106,136
HEXPOL AB (B Shares)	1,583	11,722
Holmen AB (B Shares) (a)	630	20,094
Hufvudstaden AB (A Shares)	639	7,941
Husqvarna AB (B Shares)	2,718	22,256
ICA Gruppen AB	581	27,547
Industrivarden AB:
(A Shares)	1,162	26,362
(C Shares)	1,011	22,904
Indutrade AB (a)	574	22,669
Investor AB (B Shares)	2,930	154,609
Kinnevik AB (B Shares)	1,503	39,534
Latour Investment AB Class B	913	16,559
Lifco AB	320	20,261
Loomis AB (B Shares) (a)	443	10,583
Lundbergfoeretagen AB	410	18,603
Lundin Petroleum AB	1,185	28,562
Nibe Industrier AB (B Shares)	2,415	53,363
Nordic Entertainment Group AB Class B	380	11,622
Saab AB (B Shares)	476	11,882
Samhallsbyggnadsbolaget I Norden AB (B Shares)	4,772	12,188
Sandvik AB	7,202	134,561
Securitas AB (B Shares)	2,079	28,012
Skandinaviska Enskilda Banken AB (A Shares) (a)	10,513	91,048
Skanska AB (B Shares) (a)	2,426	49,336
SKF AB (B Shares)	2,518	46,789
SSAB Svenskt Stal AB (B Shares)	3,614	9,580
Svenska Cellulosa AB (SCA) (B Shares)	4,034	47,967
Svenska Handelsbanken AB (A Shares) (a)	9,910	94,099
Sweco AB (B Shares)	479	21,508
Swedbank AB (A Shares) (a)	6,074	77,996
Swedish Match Co. AB	1,032	72,542
Swedish Orphan Biovitrum AB (a)	1,212	27,991
Tele2 AB (B Shares)	3,392	44,975
Telia Co. AB	16,413	61,404
Thule Group AB (b)	605	15,271
Trelleborg AB (B Shares)	1,574	22,914
Volvo AB (B Shares)	10,613	166,173
Wallenstam AB (B Shares)	1,185	13,722
Wihlborgs Fastigheter AB	744	12,176

TOTAL SWEDEN		2,886,380

Switzerland - 6.1%
ABB Ltd. (Reg.)	12,372	280,633
Adecco SA (Reg.)	1,090	51,378
Alcon, Inc. (Switzerland) (a)	3,165	181,592
Baloise Holdings AG	327	49,044
Compagnie Financiere Richemont SA Series A	3,364	216,979
Credit Suisse Group AG	15,702	163,377
Galenica AG	267	40,172
Geberit AG (Reg.)	238	119,413
Givaudan SA	51	189,908
Julius Baer Group Ltd.	1,463	61,442
Kuehne & Nagel International AG (a)	329	54,657
LafargeHolcim Ltd. (Reg.)	3,143	137,702
Lindt & Spruengli AG	1	85,915
Lindt & Spruengli AG (participation certificate)	7	57,628
Lonza Group AG	479	253,725
Nestle SA (Reg. S)	19,140	2,122,064
Novartis AG	15,905	1,385,661
Partners Group Holding AG	120	108,848
Roche Holding AG:
(Bearer)	204	69,977
(participation certificate)	4,499	1,558,676
Schindler Holding AG (participation certificate)	264	62,137
SGS SA (Reg.)	34	83,076
Sika AG	914	176,194
Sonova Holding AG Class B	357	71,272
Straumann Holding AG	74	63,577
Swiss Life Holding AG	220	81,503
Swiss Prime Site AG	468	43,271
Swiss Re Ltd.	1,886	146,230
Swisscom AG	163	85,315
Temenos Group AG	430	66,784
UBS Group AG	24,737	284,719
Zurich Insurance Group Ltd.	964	341,575

TOTAL SWITZERLAND		8,694,444

Taiwan - 3.2%
Accton Technology Corp.	3,000	23,250
Acer, Inc.	17,000	10,344
Advantech Co. Ltd.	3,000	30,134
ASE Technology Holding Co. Ltd.	19,000	43,884
Asia Cement Corp.	15,000	22,231
ASUSTeK Computer, Inc.	4,000	29,369
AU Optronics Corp.	63,000	19,942
Catcher Technology Co. Ltd.	5,000	37,731
Cathay Financial Holding Co. Ltd.	54,341	77,303
Chang Hwa Commercial Bank	40,232	26,462
Cheng Shin Rubber Industry Co. Ltd.	13,000	14,914
Chicony Electronics Co. Ltd.	4,010	11,613
Chilisin Electronics Corp.	1,000	3,059
China Development Finance Holding Corp.	82,000	26,368
China Life Insurance Co. Ltd.	23,003	17,046
China Petrochemical Development Corp.	150	42
China Steel Corp.	82,000	57,697
China Synthetic Rubber Corp.	390	267
Chinatrust Financial Holding Co. Ltd.	124,000	85,775
Chipbond Technology Corp.	3,000	6,557
Chroma ATE, Inc.	3,000	15,449
Chunghwa Telecom Co. Ltd.	28,000	111,524
Compal Electronics, Inc.	29,000	18,976
Compeq Manufacturing Co. Ltd.	6,000	9,728
Delta Electronics, Inc.	12,000	68,323
E.SUN Financial Holdings Co. Ltd.	74,117	70,038
ECLAT Textile Co. Ltd.	1,000	11,625
Elite Material Co. Ltd.	2,000	10,843
EPISTAR Corp.	6,000	7,516
EVA Airways Corp.	15,562	5,925
Evergreen Marine Corp. (Taiwan) (a)	20,675	7,555
Far Eastern Department Stores Co. Ltd.	6,000	5,078
Far Eastern Textile Ltd.	23,000	21,812
Far EasTone Telecommunications Co. Ltd.	13,000	30,049
Feng Tay Enterprise Co. Ltd.	3,200	18,111
First Financial Holding Co. Ltd.	65,582	50,492
FLEXium Interconnect, Inc.	2,000	8,260
Formosa Chemicals & Fibre Corp.	27,000	69,476
Formosa Petrochemical Corp.	11,000	33,091
Formosa Plastics Corp.	28,000	83,375
Formosa Taffeta Co. Ltd.	5,000	6,186
Foxconn Technology Co. Ltd.	5,000	9,603
Fubon Financial Holding Co. Ltd.	48,000	71,627
Genius Electronic Optical Co. Ltd.	1,000	23,794
Giant Manufacturing Co. Ltd.	2,000	17,948
Giga-Byte Technology Co. Ltd.	3,000	6,679
GlobalWafers Co. Ltd.	1,000	13,699
Great Wall Enterprise Co. Ltd.	4,150	6,016
Highwealth Construction Corp.	5,000	7,402
HIWIN Technologies Corp.	2,095	20,901
Hon Hai Precision Industry Co. Ltd. (Foxconn)	79,600	233,505
Hotai Motor Co. Ltd.	2,000	47,792
Hua Nan Financial Holdings Co. Ltd.	61,081	41,525
Innolux Corp.	55,000	14,769
Inventec Corp.	18,000	15,357
ITEQ Corp.	1,000	5,014
King Yuan Electronics Co. Ltd.	6,000	7,006
King's Town Bank	5,000	6,102
Largan Precision Co. Ltd.	1,000	138,856
Lien Hwa Industrial Corp.	4,150	5,995
Lite-On Technology Corp.	12,000	18,886
Macronix International Co. Ltd.	11,060	11,654
Makalot Industrial Co. Ltd.	1,050	5,532
MediaTek, Inc.	9,000	177,130
Mega Financial Holding Co. Ltd.	69,000	72,474
Merida Industry Co. Ltd.	2,000	13,665
Merry Electronics Co. Ltd.	1,000	4,742
Micro-Star International Co. Ltd.	4,000	14,616
Nan Ya Plastics Corp.	36,000	79,051
Nanya Technology Corp.	7,000	14,514
Nien Made Enterprise Co. Ltd.	1,000	9,773
Novatek Microelectronics Corp.	4,000	31,000
OBI Pharma, Inc. (a)	64	252
Pegatron Corp.	14,000	30,457
Phison Electronics Corp.	1,000	9,994
Pou Chen Corp.	18,000	17,621
Powertech Technology, Inc.	5,000	18,186
President Chain Store Corp.	4,000	40,314
Qisda Corp.	9,000	5,400
Quanta Computer, Inc.	17,000	41,028
Radiant Opto-Electronics Corp.	3,000	12,084
Realtek Semiconductor Corp.	3,000	30,491
Ruentex Development Co. Ltd.	4,600	7,990
Ruentex Industries Ltd.	2,800	6,739
Shin Kong Financial Holding Co. Ltd.	80,611	23,565
Simplo Technology Co. Ltd.	1,000	10,860
SINBON Electronics Co. Ltd.	1,000	5,065
Sino-American Silicon Products, Inc.	3,000	9,677
Sinopac Holdings Co.	70,680	26,067
Standard Foods Corp.	3,000	6,424
Synnex Technology International Corp.	7,000	9,910
Taichung Commercial Bank Co. Ltd.	14,000	5,544
Taishin Financial Holdings Co. Ltd.	65,129	29,555
Taiwan Business Bank	31,394	11,525
Taiwan Cement Corp.	32,007	46,511
Taiwan Cooperative Financial Holding Co. Ltd.	61,723	43,535
Taiwan Fertilizer Co. Ltd.	4,000	6,764
Taiwan High Speed Rail Corp.	13,000	16,129
Taiwan Mobile Co. Ltd.	15,000	56,341
Taiwan Semiconductor Manufacturing Co. Ltd.	122,000	1,306,688
Taiwan Surface Mounting Technology Co. Ltd.	2,000	8,838
Taiwan Union Technology Corp.	2,000	9,756
Tatung Co. Ltd. (a)	10,000	7,138
TCI Co. Ltd.	148	1,376
TECO Electric & Machinery Co. Ltd.	10,000	9,195
The Shanghai Commercial & Savings Bank Ltd.	28,000	43,353
Tripod Technology Corp.	3,000	13,359
Unified-President Enterprises Corp.	33,000	79,979
Unimicron Technology Corp.	7,000	11,921
United Integrated Services Co.	1,000	6,832
United Microelectronics Corp.	69,000	37,413
Vanguard International Semiconductor Corp.	5,000	13,223
Walsin Lihwa Corp.	17,000	8,408
Walsin Technology Corp.	2,000	12,169
Win Semiconductors Corp.	2,000	20,327
Winbond Electronics Corp.	18,000	8,168
Wistron Corp.	17,058	20,758
WPG Holding Co. Ltd.	6,920	9,232
Yageo Corp.	2,000	25,902
Yuanta Financial Holding Co. Ltd.	71,000	42,114

TOTAL TAIWAN		4,578,224

Thailand - 0.8%
Advanced Info Service PCL (For. Reg.)	6,600	39,515
Airports of Thailand PCL	3,500	6,853
Airports of Thailand PCL (For. Reg.)	27,500	53,843
B. Grimm Power PCL	9,000	15,583
Bangkok Bank PCL (For. Reg.)	12,000	41,553
Bangkok Dusit Medical Services PCL (For. Reg.)	58,000	42,233
Bangkok Expressway and Metro PCL	56,900	17,494
Banpu PCL (For. Reg.)	36,500	7,206
Berli Jucker PCL:
unit	2,900	3,707
(For. Reg)	5,000	6,392
BTS Group Holdings PCL	28,200	10,313
BTS Group Holdings PCL (For. Reg.)	38,444	14,059
Bumrungrad Hospital PCL (For. Reg.)	3,400	12,819
C.P. ALL PCL	2,800	6,139
C.P. ALL PCL (For. Reg.)	37,400	82,002
Carabao Group PCL	3,300	11,107
Central Pattana PCL (For. Reg.)	16,600	26,189
Central Retail Corp. PCL	19,041	20,181
Charoen Pokphand Foods PCL (For. Reg.)	22,600	23,222
CPN Retail Growth Leasehold REIT	30,900	26,000
CPN Retail Growth Leasehold REIT rights (a)	2,030	0
Delta Electronics PCL NVDR	3,100	5,392
Electricity Generating PCL (For. Reg.)	1,500	11,990
Energy Absolute PCL	9,700	12,321
Global Power Synergy Public Co. Ltd.	4,746	11,289
Gulf Energy Development PCL	25,500	31,153
Hana Microelectronics PCL (For. Reg.)	3,400	3,053
Home Product Center PCL (For. Reg.)	40,900	20,384
Indorama Ventures PCL (For. Reg.)	15,200	13,650
Intouch Holdings PCL	3,000	5,461
Intouch Holdings PCL (For. Reg.)	11,400	20,752
IRPC PCL (For. Reg.)	68,600	5,817
Kasikornbank PCL (For. Reg.)	14,700	44,524
Kiatnakin Bank PCL (For. Reg.)	4,200	5,437
Krung Thai Bank PCL:
(For. Reg.)	31,900	10,633
NVDR	4,000	1,333
Krungthai Card PCL (For. Reg.)	4,900	4,757
Land & House PCL:
NVDR	9,000	2,214
(For. Reg.)	48,000	11,806
Minor International PCL:
rights 7/23/20 (a)	1,975	89
warrants 9/30/21 (a)	520	20
(For. Reg.)	16,200	10,643
Muangthai Leasing PCL	4,300	7,236
Osotspa PCL	6,400	7,871
PTT Exploration and Production PCL	1,300	3,860
PTT Exploration and Production PCL (For. Reg.)	8,100	24,051
PTT Global Chemical PCL (For. Reg.)	14,800	22,152
PTT PCL	3,500	4,276
PTT PCL (For. Reg.)	86,600	105,798
Ratchaburi Electric Generating Holding PCL (For. Reg.)	4,700	9,468
Siam Cement PCL:
(For. Reg.)	5,100	60,738
NVDR unit	200	2,382
Siam Commercial Bank PCL (For. Reg.)	16,400	38,479
Siam Global House PCL	5	3
Srisawad Corp. PCL	5,000	8,333
Thai Beverage PCL	58,600	28,383
Thai Oil PCL (For. Reg.)	6,300	9,022
Thai Union Frozen Products PCL (For. Reg.)	17,100	7,139
Thanachart Capital PCL (For. Reg.)	5,700	6,549
TISCO Financial Group PCL	3,900	8,772
TMB Bank PCL (For. Reg.)	244,212	8,298
Total Access Communication PCL (For. Reg.)	2,400	3,049
True Corp. PCL (For. Reg.)	61,100	6,723
VGI Global Media PCL	15,300	3,714
WHA Corp. PCL	45,900	4,932

TOTAL THAILAND		1,080,356

Turkey - 0.2%
Akbank TAS (a)	24,091	21,372
Anadolu Efes Biracilik Ve Malt Sanayii A/S	1,163	3,618
Arcelik A/S	1,474	4,280
Aselsan A/S	1,658	7,858
Bim Birlesik Magazalar A/S JSC	2,942	29,190
Coca-Cola Icecek Sanayi A/S	401	2,539
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	9,423	2,819
Enka Insaat ve Sanayi A/S	9,474	8,515
Eregli Demir ve Celik Fabrikalari T.A.S.	7,957	9,961
Ford Otomotiv Sanayi A/S	410	4,241
Haci Omer Sabanci Holding A/S	7,803	10,520
Koc Holding A/S	8,027	21,082
Koza Altin Isletmeleri A/S (a)	241	2,931
Pegasus Hava Tasimaciligi A/S (a)	207	1,678
Petkim Petrokimya Holding A/S (a)	6,186	3,854
Soda Sanayii AS	1,699	1,517
Sok Marketler Ticaret A/S (a)	1,467	2,868
TAV Havalimanlari Holding A/S	1,060	2,996
Tekfen Holding A/S	900	2,235
Tofas Turk Otomobil Fabrikasi A/S	684	2,645
Tupras Turkiye Petrol Rafinerileri A/S (a)	736	9,611
Turk Hava Yollari AO (a)	4,054	7,406
Turk Sise ve Cam Fabrikalari A/S	3,726	3,017
Turkcell Iletisim Hizmet A/S	7,802	18,715
Turkiye Garanti Bankasi A/S (a)	16,243	20,050
Turkiye Halk Bankasi A/S (a)	3,771	3,527
Turkiye Is Bankasi A/S Series C (a)	8,083	6,581
Turkiye Vakiflar Bankasi TAO (a)	7,036	5,472
Ulker Biskuvi Sanayi A/S (a)	956	3,390
Yapi ve Kredi Bankasi A/S (a)	7,300	2,599

TOTAL TURKEY		227,087

United Arab Emirates - 0.3%
Abu Dhabi Commercial Bank PJSC	17,819	24,013
Aldar Properties PJSC (a)	36,044	17,467
Dubai Islamic Bank Pakistan Ltd. (a)	29,467	30,645
Emaar Properties PJSC (a)	33,509	24,905
Emirates NBD Bank PJSC	15,231	36,739
Emirates Telecommunications Corp.	22,592	101,485
National Bank of Abu Dhabi PJSC (a)	47,637	145,771

TOTAL UNITED ARAB EMIRATES		381,025

United Kingdom - 8.6%
3i Group PLC	6,083	62,757
Admiral Group PLC	1,543	43,955
Amarin Corp. PLC ADR (a)(e)	2,666	18,449
Anglo American PLC (United Kingdom)	8,847	204,930
Antofagasta PLC	2,047	23,782
Ashtead Group PLC	2,968	99,995
Associated British Foods PLC	2,185	51,847
AstraZeneca PLC (United Kingdom)	8,478	882,343
Atlassian Corp. PLC (a)	814	146,740
Auto Trader Group PLC (b)	6,574	42,802
Aveva Group PLC	399	20,231
Aviva PLC	26,571	90,080
BAE Systems PLC	20,869	124,785
Barclays PLC	107,004	150,961
Barratt Developments PLC	6,306	38,748
Beazley PLC	3,810	19,356
Bellway PLC	775	24,449
Berkeley Group Holdings PLC	797	41,132
BHP Billiton PLC	13,687	280,078
BP PLC	130,995	501,848
British American Tobacco PLC (United Kingdom)	14,809	567,967
British Land Co. PLC	5,948	28,452
BT Group PLC	57,777	81,650
Bunzl PLC	2,069	55,530
Burberry Group PLC	2,560	50,586
Carnival PLC	1,071	13,101
Centrica PLC	38,419	18,255
Coca-Cola European Partners PLC	1,405	53,053
Compass Group PLC	11,684	160,754
ConvaTec Group PLC (b)	9,854	23,883
Croda International PLC	812	52,883
Dechra Pharmaceuticals PLC	655	23,098
Derwent London PLC	611	21,017
Diageo PLC	15,201	505,241
Direct Line Insurance Group PLC	8,743	29,359
DS Smith PLC	8,504	34,583
easyJet PLC	1,504	12,673
Electrocomponents PLC	2,729	22,690
Evraz PLC	2,998	10,714
G4S PLC (United Kingdom)	9,027	12,746
GlaxoSmithKline PLC	32,349	653,440
GW Pharmaceuticals PLC ADR (a)(e)	225	27,612
Halma PLC	2,513	71,712
Hargreaves Lansdown PLC	1,689	34,082
HomeServe PLC	1,689	27,312
Howden Joinery Group PLC	3,844	26,330
HSBC Holdings PLC (United Kingdom)	133,521	620,551
IMI PLC	1,818	20,781
Imperial Brands PLC	6,225	118,671
Informa PLC	9,285	53,683
InterContinental Hotel Group PLC	1,148	50,679
Intermediate Capital Group PLC	1,877	29,979
Intertek Group PLC	1,003	67,609
Investec PLC	3,485	6,974
ITV PLC	23,384	21,639
J Sainsbury PLC	10,261	26,535
John David Group PLC	2,582	19,906
Johnson Matthey PLC	1,238	32,183
Kingfisher PLC	13,453	37,012
Land Securities Group PLC	4,698	32,192
Legal & General Group PLC	38,600	105,655
Lloyds Banking Group PLC	460,207	177,530
London Stock Exchange Group PLC	2,045	212,670
M&G PLC	16,215	33,664
Marks & Spencer Group PLC	10,962	13,442
Mediclinic International PLC	3,861	12,736
Meggitt PLC	4,477	16,326
Melrose Industries PLC	29,912	42,253
Micro Focus International PLC	2,036	10,862
Mondi PLC	3,424	64,086
National Grid PLC	24,374	298,756
Network International Holdings PLC (b)	1,341	7,328
Next PLC	826	50,090
Ninety One PLC (a)	1,742	4,447
Ocado Group PLC (a)	3,810	95,741
Pearson PLC	4,876	34,711
Pennon Group PLC	2,582	35,801
Persimmon PLC	1,953	55,320
Phoenix Group Holdings PLC	3,365	26,852
Prudential PLC	16,789	252,978
Quilter PLC (b)	14,409	24,844
Reckitt Benckiser Group PLC	4,759	437,821
RELX PLC (London Stock Exchange)	12,864	298,074
Rentokil Initial PLC	12,079	76,272
Rightmove PLC	5,534	37,407
Rio Tinto PLC	6,332	356,343
Rolls-Royce Holdings PLC	11,756	41,506
Royal Bank of Scotland Group PLC	28,399	42,634
Royal Dutch Shell PLC:
Class A (United Kingdom)	25,607	410,000
Class B (United Kingdom)	24,917	377,749
RSA Insurance Group PLC	6,358	32,285
Sage Group PLC	7,031	58,528
Schroders PLC	789	28,831
Scottish & Southern Energy PLC	6,823	115,535
Segro PLC	7,412	82,199
Severn Trent PLC	1,469	45,124
Smith & Nephew PLC	5,894	109,827
Smiths Group PLC	2,427	42,463
Spectris PLC	706	22,089
Spirax-Sarco Engineering PLC	487	60,199
SSP Group PLC	3,323	10,590
St. James's Place Capital PLC	3,251	38,382
Standard Chartered PLC (United Kingdom)	16,562	90,317
Standard Life PLC	14,423	47,824
Tate & Lyle PLC	2,686	22,219
Taylor Wimpey PLC	23,512	41,545
Tesco PLC	63,197	177,752
The Weir Group PLC	1,522	20,057
Travis Perkins PLC	1,609	22,439
Unilever PLC	7,540	406,716
Unite Group PLC	2,404	28,001
United Utilities Group PLC	4,161	46,929
Vistry Group PLC	1,203	10,591
Vodafone Group PLC	173,426	275,706
Whitbread PLC	1,633	44,961
WM Morrison Supermarkets PLC	14,694	34,694

TOTAL UNITED KINGDOM		12,196,086

United States of America - 0.1%
Kolon TissueGene, Inc. unit (a)(c)	120	801
Stratasys Ltd. (a)(e)	312	4,948
Yum China Holdings, Inc.	2,439	117,243

TOTAL UNITED STATES OF AMERICA		122,992

TOTAL COMMON STOCKS
(Cost $142,433,694)		135,497,977

Nonconvertible Preferred Stocks - 1.0%
Brazil - 0.4%
Alpargatas SA (PN)	1,100	5,923
Azul SA (a)	1,500	5,547
Banco Bradesco SA (PN)	27,892	106,170
Bradespar SA (PN) (a)	1,400	9,399
Centrais Eletricas Brasileiras SA (Electrobras) (PN-B)	1,666	9,877
Companhia Energetica de Minas Gerais (CEMIG) (PN)	7,700	15,604
Companhia Paranaense de Energia-Copel (PN-B)	600	6,710
Gerdau SA	7,300	21,492
Itau Unibanco Holding SA	31,800	148,822
Itausa-Investimentos Itau SA (PN)	30,460	53,716
Lojas Americanas SA (PN)	5,037	29,806
Metalurgica Gerdau SA (PN)	4,100	5,511
Petroleo Brasileiro SA - Petrobras (PN) (non-vtg.)	30,000	118,883
Telefonica Brasil SA	2,600	22,964

TOTAL BRAZIL		560,424

Chile - 0.0%
Sociedad Quimica y Minera de Chile SA (PN-B)	712	18,524
Colombia - 0.0%
Banco Davivienda SA	560	4,172
Bancolombia SA (PN)	3,358	22,071
Grupo Aval Acciones y Valores SA	22,147	4,891

TOTAL COLOMBIA		31,134

Germany - 0.3%
Henkel AG & Co. KGaA	1,156	107,642
Porsche Automobil Holding SE (Germany)	1,018	58,961
Sartorius AG (non-vtg.)	220	72,322
Volkswagen AG	1,193	180,865

TOTAL GERMANY		419,790

Italy - 0.0%
Telecom Italia SpA (Risparmio Shares)	31,748	12,356
Korea (South) - 0.2%
Hyundai Motor Co.	169	7,844
Hyundai Motor Co. Series 2	269	12,895
LG Chemical Ltd.	103	21,724
Samsung Electronics Co. Ltd.	5,386	210,336

TOTAL KOREA (SOUTH)		252,799

Russia - 0.1%
AK Transneft OAO	11	20,735
Sberbank of Russia	10,240	27,213
Surgutneftegas OJSC	51,800	25,550

TOTAL RUSSIA		73,498

TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $1,728,801)		1,368,525

Money Market Funds - 3.2%
Fidelity Cash Central Fund 0.12% (f)	4,313,250	4,314,112
Fidelity Securities Lending Cash Central Fund 0.12% (f)(g)	323,712	323,744
TOTAL MONEY MARKET FUNDS
(Cost $4,637,856)		4,637,856
TOTAL INVESTMENT IN SECURITIES - 99.3%
(Cost $148,800,351)		141,504,358
NET OTHER ASSETS (LIABILITIES) - 0.7%		986,473
NET ASSETS - 100%		$142,490,831

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	39	Sept. 2020	$3,467,880	$23,727	$23,727
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	33	Sept. 2020	1,626,405	15,041	15,041
TME S&P/TSX 60 Index Contracts (Canada)	2	Sept. 2020	273,571	5,763	5,763
TOTAL FUTURES CONTRACTS					$44,531

The notional amount of futures purchased as a percentage of Net Assets is 3.8%

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,916,534 or 1.3% of net assets.

 (c) Level 3 security

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) Security or a portion of the security is on loan at period end.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$17,546
Fidelity Securities Lending Cash Central Fund	956
Total	$18,502

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$10,842,933	$3,966,609	$6,876,324	$--
Consumer Discretionary	16,469,074	9,402,918	7,066,156	--
Consumer Staples	13,075,580	5,280,319	7,795,261	--
Energy	6,253,032	3,851,219	2,401,813	--
Financials	25,144,287	14,301,958	10,842,329	--
Health Care	14,028,675	4,617,795	9,406,338	4,542
Industrials	16,858,654	8,335,380	8,523,274	--
Information Technology	14,991,142	6,680,994	8,310,148	--
Materials	10,119,118	5,738,749	4,375,413	4,956
Real Estate	4,360,391	3,721,394	638,997	--
Utilities	4,723,616	2,970,213	1,753,403	--
Money Market Funds	4,637,856	4,637,856	--	--
Total Investments in Securities:	$141,504,358	$73,505,404	$67,989,456	$9,498
Derivative Instruments:
Assets
Futures Contracts	$44,531	$44,531	$--	$--
Total Assets	$44,531	$44,531	$--	$--
Total Derivative Instruments:	$44,531	$44,531	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2020. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$44,531	$0
Total Equity Risk	44,531	0
Total Value of Derivatives	$44,531	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

VIP International Index Portfolio

Financial Statements

Statement of Assets and Liabilities

		June 30, 2020 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $316,923) — See accompanying schedule: Unaffiliated issuers (cost $144,162,495)	$136,866,502
Fidelity Central Funds (cost $4,637,856)	4,637,856
Total Investment in Securities (cost $148,800,351)		$141,504,358
Segregated cash with brokers for derivative instruments		494,073
Foreign currency held at value (cost $276,642)		276,525
Receivable for investments sold		6,768
Receivable for fund shares sold		320,501
Dividends receivable		358,119
Distributions receivable from Fidelity Central Funds		733
Other receivables		911
Total assets		142,961,988
Liabilities
Payable to custodian bank	$7,143
Payable for investments purchased
Regular delivery	10,220
Delayed delivery	16,967
Payable for fund shares redeemed	80,198
Accrued management fee	12,765
Distribution and service plan fees payable	2,099
Payable for daily variation margin on futures contracts	10,206
Other affiliated payables	6,963
Other payables and accrued expenses	821
Collateral on securities loaned	323,775
Total liabilities		471,157
Net Assets		$142,490,831
Net Assets consist of:
Paid in capital		$150,173,336
Total accumulated earnings (loss)		(7,682,505)
Net Assets		$142,490,831
Net Asset Value and Maximum Offering Price
Initial Class:
Net Asset Value, offering price and redemption price per share ($129,441,200 ÷ 14,434,305 shares)		$8.97
Service Class:
Net Asset Value, offering price and redemption price per share ($4,731,972 ÷ 528,192 shares)		$8.96
Service Class 2:
Net Asset Value, offering price and redemption price per share ($8,317,659 ÷ 929,862 shares)		$8.95

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2020 (Unaudited)
Investment Income
Dividends		$1,884,325
Interest		970
Income from Fidelity Central Funds (including $956 from security lending)		18,502
Income before foreign taxes withheld		1,903,797
Less foreign taxes withheld		(203,344)
Total income		1,700,453
Expenses
Management fee	$69,970
Transfer agent fees	38,165
Distribution and service plan fees	10,477
Independent trustees' fees and expenses	392
Miscellaneous	2,509
Total expenses before reductions	121,513
Expense reductions	(258)
Total expenses after reductions		121,255
Net investment income (loss)		1,579,198
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $259)	(1,368,819)
Fidelity Central Funds	(208)
Foreign currency transactions	(6,502)
Futures contracts	(305,637)
Total net realized gain (loss)		(1,681,166)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $21,356)	(14,015,120)
Assets and liabilities in foreign currencies	(2,053)
Futures contracts	6,504
Total change in net unrealized appreciation (depreciation)		(14,010,669)
Net gain (loss)		(15,691,835)
Net increase (decrease) in net assets resulting from operations		$(14,112,637)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2020 (Unaudited)	Year ended December 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,579,198	$2,527,356
Net realized gain (loss)	(1,681,166)	210,679
Change in net unrealized appreciation (depreciation)	(14,010,669)	14,144,549
Net increase (decrease) in net assets resulting from operations	(14,112,637)	16,882,584
Distributions to shareholders	(28,194)	(2,817,379)
Share transactions - net increase (decrease)	21,290,251	64,936,926
Total increase (decrease) in net assets	7,149,420	79,002,131
Net Assets
Beginning of period	135,341,411	56,339,280
End of period	$142,490,831	$135,341,411

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP International Index Portfolio Initial Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$10.03	$8.45	$10.00
Income from Investment Operations
Net investment income (loss)B	.11	.27	.15
Net realized and unrealized gain (loss)	(1.17)	1.54	(1.60)
Total from investment operations	(1.06)	1.81	(1.45)
Distributions from net investment income	–	(.21)	(.10)
Distributions from net realized gain	–C	(.02)	(.01)
Total distributions	–C	(.23)	(.10)D
Net asset value, end of period	$8.97	$10.03	$8.45
Total ReturnE,F,G	(10.55)%	21.53%	(14.47)%
Ratios to Average Net AssetsH,I
Expenses before reductions	.17%J	.17%	.17%J
Expenses net of fee waivers, if any	.17%J	.17%	.17%J
Expenses net of all reductions	.17%J	.17%	.17%J
Net investment income (loss)	2.50%J	2.88%	2.27%J
Supplemental Data
Net assets, end of period (000 omitted)	$129,441	$125,050	$55,494
Portfolio turnover rateK	13%J	4%	5%J

 A For the period April 17, 2018 (commencement of operations) to December 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total distributions of $.10 per share is comprised of distributions from net investment income of $.096 and distributions from net realized gain of $.007 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

VIP International Index Portfolio Service Class

	Six months ended (Unaudited) June 30,	Year endedDecember 31,
	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$10.02	$9.48
Income from Investment Operations
Net investment income (loss)B	.10	.16
Net realized and unrealized gain (loss)	(1.16)	.61
Total from investment operations	(1.06)	.77
Distributions from net investment income	–	(.20)
Distributions from net realized gain	–C	(.02)
Total distributions	–C	(.23)D
Net asset value, end of period	$8.96	$10.02
Total ReturnE,F,G	(10.56)%	8.15%
Ratios to Average Net AssetsH,I
Expenses before reductions	.27%J	.27%J
Expenses net of fee waivers, if any	.27%J	.27%J
Expenses net of all reductions	.27%J	.27%J
Net investment income (loss)	2.40%J	2.90%J
Supplemental Data
Net assets, end of period (000 omitted)	$4,732	$4,701
Portfolio turnover rateK	13%J	4%

 A For the period April 11, 2019 (commencement of sale of shares) to December 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total distributions of $.23 per share is comprised of distributions from net investment income of $.204 and distributions from net realized gain of $.021 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

VIP International Index Portfolio Service Class 2

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$10.02	$8.46	$10.00
Income from Investment Operations
Net investment income (loss)B	.10	.25	.13
Net realized and unrealized gain (loss)	(1.17)	1.53	(1.58)
Total from investment operations	(1.07)	1.78	(1.45)
Distributions from net investment income	–	(.20)	(.08)
Distributions from net realized gain	–C	(.02)	(.01)
Total distributions	–C	(.22)	(.09)
Net asset value, end of period	$8.95	$10.02	$8.46
Total ReturnD,E,F	(10.66)%	21.16%	(14.55)%
Ratios to Average Net AssetsG,H
Expenses before reductions	.42%I	.42%	.42%I
Expenses net of fee waivers, if any	.42%I	.42%	.42%I
Expenses net of all reductions	.42%I	.42%	.42%I
Net investment income (loss)	2.25%I	2.63%	2.02%I
Supplemental Data
Net assets, end of period (000 omitted)	$8,318	$5,590	$846
Portfolio turnover rateJ	13%I	4%	5%I

 A For the period April 17, 2018 (commencement of operations) to December 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2020

1. Organization.

VIP Total Market Index Portfolio, VIP Extended Market Index Portfolio and VIP International Index Portfolio (the Funds) are funds of Variable Insurance Products Fund II (the Trust). Each Fund is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of each Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. Each Fund offers the following classes of shares: Initial Class, Service Class and Service Class 2 shares. All classes have equal rights and voting privileges, except for matters affecting a single class.

Effective January 1, 2020:

Investment advisers Fidelity Investments Money Management, Inc., FMR Co., Inc., and Fidelity SelectCo, LLC, merged with and into Fidelity Management & Research Company. In connection with the merger transactions, the resulting, merged investment adviser was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Management & Research Company LLC".

Broker-dealer Fidelity Distributors Corporation merged with and into Fidelity Investments Institutional Services Company, Inc. ("FIISC"). FIISC was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Distributors Company LLC".

Fidelity Investments Institutional Operations Company, Inc. converted from a Massachusetts corporation to a Massachusetts LLC, and changed its name to "Fidelity Investments Institutional Operations Company LLC".

2. Investments in Fidelity Central Funds.

The Funds invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of each Fund's investments to the Fair Value Committee (the Committee) established by each Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund's investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2020 is included at the end of each Fund's Schedule of Investments.

Foreign Currency. Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Realized gains and losses on foreign currency transactions arise from the disposition of foreign currency, realized changes in the value of foreign currency between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized gains and losses on assets and liabilities in foreign currencies arise from changes in the value of foreign currency, and from assets and liabilities denominated in foreign currencies, other than investments, which are held at period end.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Funds represent a return of capital or capital gain. The Funds determine the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. VIP International Index Portfolio is subject to a tax imposed on capital gains by certain countries in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, certain deemed distributions, certain foreign taxes, passive foreign investment companies (PFIC), market discount, partnerships, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
VIP Total Market Index Portfolio	$174,396,970	$31,088,081	$(18,934,711)	$12,153,370
VIP Extended Market Index Portfolio	84,332,332	8,295,911	(16,436,788)	(8,140,877)
VIP International Index Portfolio	149,166,585	13,460,631	(21,078,327)	(7,617,696)

Certain of the Funds elected to defer to the next fiscal year capital losses recognized during the period November 1, 2019 to December 31, 2019. Loss deferrals were as follows:

Capital losses
VIP Extended Market Index Portfolio	$(811)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable Fund's Schedule of Investments. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Funds' investment objective allows the Funds to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Funds used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Funds may not achieve their objectives.

The Funds' use of derivatives increased or decreased their exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Funds will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Funds. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Funds used futures contracts to manage their exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
VIP Total Market Index Portfolio	28,774,862	13,417,409
VIP Extended Market Index Portfolio	19,075,140	13,194,348
VIP International Index Portfolio	37,668,800	7,770,255

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is based on an annual rate of .06%, .07% and .11% of VIP Total Market Index Portfolio's, VIP Extended Market Index Portfolio's and VIP International Index Portfolio's average net assets, respectively. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

In addition, under the expense contract, the investment adviser pays class-level expenses as necessary so that the total expenses do not exceed certain amounts of each class' average net assets on an annual basis with certain exceptions, as noted in the following table:

	Initial Class	Service Class	Service Class 2
VIP Total Market Index Portfolio	.12%	.22%	.37%
VIP Extended Market Index Portfolio	.13%	.23%	.38%
VIP International Index Portfolio	.17%	.27%	.42%

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Funds. Geode provides discretionary investment advisory services to the Funds and is paid by the investment adviser for providing these services.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Funds have adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were reallowed to insurance companies for the distribution of shares and providing shareholder support services were as follows:

	Service Class	Service Class 2	Total
VIP Total Market Index Portfolio	$104	$2,126	$2,230
VIP Extended Market Index Portfolio	1,285	1,252	2,537
VIP International Index Portfolio	2,210	8,267	10,477

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Funds. For each Fund, FIIOC receives asset-based fees based on each class's average net assets for transfer agent services, typesetting, and printing and mailing of shareholder reports, excluding mailing of proxy statements. Effective February 1, 2020, the Board approved to change the fee from .065% to .064%. Under the expense contract, each class of each Fund pays a portion of the transfer agent fees equal to an annual rate of .06% of class-level average net assets. For the period, the total transfer agent fees paid by each applicable class were as follows:

Amount
VIP Total Market Index Portfolio
Initial Class	$50,370
Service Class	62
Service Class 2	510
$50,942
VIP Extended Market Index Portfolio
Initial Class	$19,262
Service Class	771
Service Class 2	300
$20,333
VIP International Index Portfolio
Initial Class	$34,855
Service Class	1,326
Service Class 2	1,984
$38,165

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Amount
VIP Total Market Index Portfolio	$204
VIP Extended Market Index Portfolio	88
VIP International Index Portfolio	151

During the period, there were no borrowings on this line of credit.

8. Security Lending.

Certain Funds lend portfolio securities from time to time in order to earn additional income. For equity securities, lending agents are used, including National Financial Services (NFS), an affiliate of the Funds. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a Fund's daily lending revenue, for its services as lending agent. The Funds may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. The Funds or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Funds may apply collateral received from the borrower against the obligation. The Funds may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on each applicable Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented on each applicable Fund's Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity was as follows:

	Total Security Lending Income Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
VIP Total Market Index Portfolio	$587	$199	$16,550
VIP Extended Market Index Portfolio	$1,981	$595	$35,199
VIP International Index Portfolio	$15	$–	$–

9. Expense Reductions.

Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's or class' expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits
VIP Total Market Index Portfolio	$37
VIP Extended Market Index Portfolio	710
VIP International Index Portfolio	258

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2020	Year ended December 31, 2019(a)
VIP Total Market Index Portfolio
Distributions to shareholders
Initial Class	$260,654	$2,757,941
Service Class	159	1,780
Service Class 2	2,496	21,452
Total	$263,309	$2,781,173
VIP Extended Market Index Portfolio
Distributions to shareholders
Initial Class	$–	$1,482,712
Service Class	–	22,293
Service Class 2	–	21,028
Total	$–	$1,526,033
VIP International Index Portfolio
Distributions to shareholders
Initial Class	$25,877	$2,702,765
Service Class	953	2,374
Service Class 2	1,364	112,240
Total	$28,194	$2,817,379

 (a) Distributions for Service Class are for the period April 11, 2019 (commencement of sale of shares) to December 31, 2019.

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2020	Year ended December 31, 2019(a)	Six months ended June 30, 2020	Year ended December 31, 2019(a)
VIP Total Market Index Portfolio
Initial Class
Shares sold	4,002,880	6,591,795	$43,037,110	$71,161,577
Reinvestment of distributions	20,472	231,926	253,854	2,678,740
Shares redeemed	(2,798,202)	(1,043,884)	(29,419,042)	(11,354,875)
Net increase (decrease)	1,225,150	5,779,837	$13,871,922	$62,485,442
Service Class
Shares sold	15,069	9,320	$167,847	$100,000
Shares redeemed	(53)	–	(548)	–
Net increase (decrease)	15,016	9,320	$167,299	$100,000
Service Class 2
Shares sold	102,604	29,533	$1,126,947	$338,473
Reinvestment of distributions	64	342	796	3,952
Shares redeemed	(47,225)	(217)	(522,349)	(2,503)
Net increase (decrease)	55,443	29,658	$605,394	$339,922
VIP Extended Market Index Portfolio
Initial Class
Shares sold	1,155,392	3,991,788	$10,737,663	$40,446,991
Reinvestment of distributions	–	130,658	–	1,391,512
Shares redeemed	(908,843)	(837,813)	(8,140,402)	(8,607,747)
Net increase (decrease)	246,549	3,284,633	$2,597,261	$33,230,756
Service Class
Shares sold	214,013	196,260	$2,020,840	$2,072,146
Reinvestment of distributions	–	1,891	–	20,119
Shares redeemed	(69,387)	(1,753)	(618,719)	(17,553)
Net increase (decrease)	144,626	196,398	$1,402,121	$2,074,712
Service Class 2
Shares sold	12,002	4,493	$121,474	$45,685
Reinvestment of distributions	–	78	–	828
Shares redeemed	(8,666)	(286)	(61,743)	(3,060)
Net increase (decrease)	3,336	4,285	$59,731	$43,453
VIP International Index Portfolio
Initial Class
Shares sold	2,870,487	6,475,928	$25,485,192	$61,068,001
Reinvestment of distributions	2,308	244,899	23,077	2,377,965
Shares redeemed	(907,944)	(815,826)	(8,000,212)	(7,566,833)
Net increase (decrease)	1,964,851	5,905,001	$17,508,057	$55,879,133
Service Class
Shares sold	188,275	469,207	$1,582,516	$4,695,756
Reinvestment of distributions	93	–	932	–
Shares redeemed	(129,383)	–	(1,115,903)	–
Net increase (decrease)	58,985	469,207	$467,545	$4,695,756
Service Class 2
Shares sold	541,989	485,188	$4,789,010	$4,617,617
Reinvestment of distributions	117	9,272	1,164	89,940
Shares redeemed	(170,378)	(36,326)	(1,475,525)	(345,520)
Net increase (decrease)	371,728	458,134	$3,314,649	$4,362,037

 (a) Share transactions for Service Class are for the period April 11, 2019 (commencement of sale of shares) to December 31, 2019.

12. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

At the end of the period the investment adviser or its affiliates were owners of record of more than 10% of the outstanding shares of the following Funds:

Affiliated %
VIP Extended Market Index Portfolio	95%
VIP International Index Portfolio	88%
VIP Total Market Index Portfolio	98%

13. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Funds' performance.

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2020 to June 30, 2020).

Actual Expenses

The first line of the accompanying table for each Class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a Class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each Class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2020	Ending Account Value June 30, 2020	Expenses Paid During Period-B January 1, 2020 to June 30, 2020
VIP Total Market Index Portfolio
Initial Class	.12%
Actual		$1,000.00	$963.40	$.59
Hypothetical-C		$1,000.00	$1,024.27	$.60
Service Class	.22%
Actual		$1,000.00	$962.50	$1.07
Hypothetical-C		$1,000.00	$1,023.77	$1.11
Service Class 2.37%
Actual		$1,000.00	$961.70	$1.80
Hypothetical-C		$1,000.00	$1,023.02	$1.86
VIP Extended Market Index Portfolio
Initial Class	.14%
Actual		$1,000.00	$867.50	$.65
Hypothetical-C		$1,000.00	$1,024.17	$.70
Service Class	.24%
Actual		$1,000.00	$867.40	$1.11
Hypothetical-C		$1,000.00	$1,023.67	$1.21
Service Class 2.39%
Actual		$1,000.00	$866.60	$1.81
Hypothetical-C		$1,000.00	$1,022.92	$1.96
VIP International Index Portfolio
Initial Class	.17%
Actual		$1,000.00	$894.50	$.80
Hypothetical-C		$1,000.00	$1,024.02	$.86
Service Class	.27%
Actual		$1,000.00	$894.40	$1.27
Hypothetical-C		$1,000.00	$1,023.52	$1.36
Service Class 2.42%
Actual		$1,000.00	$893.40	$1.98
Hypothetical-C		$1,000.00	$1,022.77	$2.11

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 366 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

VIP Extended Market Index Portfolio
VIP International Index Portfolio
VIP Total Market Index Portfolio

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreement (Sub-Advisory Agreement) for each fund with Geode Capital Management, LLC (Geode) (together, the Advisory Contracts). FMR and Geode are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its January 2020 meeting, the Board unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of each fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services provided by and the profits realized by Fidelity and Geode from their respective relationships with each fund; and (iv) the extent to which, if any, economies of scale exist and are realized as each fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for each fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of each fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that each fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered staffing as it relates to the funds, including the backgrounds of investment personnel of Fidelity and Geode, and also considered the funds' investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups and with representatives of Geode. The Board considered the structure of the investment personnel compensation programs and whether the structures provide appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

The Trustees also discussed with representatives of Fidelity, at meetings throughout the year, Fidelity's role in, among other things, overseeing compliance with federal securities laws and other applicable requirements by Geode with respect to the funds and monitoring and overseeing the performance and investment capabilities of Geode. The Trustees considered that the Board had received from Fidelity periodic reports about its oversight and due diligence processes, as well as periodic reports regarding the performance of Geode.

The Board also considered the nature, extent and quality of services provided by Geode. The Trustees noted that under the Sub-Advisory Agreement, subject to oversight by Fidelity, Geode is responsible for, among other things, identifying investments and arranging for execution of portfolio transactions to implement each fund's investment strategy. In addition, the Trustees noted that Geode is responsible for providing such reporting as may be requested by Fidelity to fulfill its oversight responsibilities discussed above.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staffs, including their size, education, experience, and resources, as well as Fidelity's and Geode's approach to recruiting, training, managing, and compensating investment personnel. The Board considered that Fidelity's and Geode's investment professionals have extensive resources, tools and capabilities so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and by FMR's affiliates under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

The Board noted that it and the boards of certain other Fidelity funds had formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain target date funds and index funds; (vii) lowering expense caps for certain existing funds and classes, and converting certain voluntary expense caps to contractual caps, to reduce expenses borne by shareholders; (viii) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (ix) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (x) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for each fund for different time periods, measured against the securities market index the fund seeks to track. The Board also periodically considers each fund's tracking error versus its benchmark index. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that an index fund's performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to a fund's benchmark index, over appropriate time periods taking into account relevant factors including the following: general market conditions; the characteristics of the fund's benchmark index; the extent to which statistical sampling is employed; any securities lending revenues; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net total return information for each fund and its benchmark index for the most recent one-year period ended June 30, 2019, as shown below. Peer groups are not shown below because each fund does not generally utilize a peer group for performance comparison purposes.

VIP Extended Market Index Portfolio

VIP International Index Portfolio

VIP Total Market Index Portfolio

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should continue to benefit the shareholders of each fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered each fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods ended June 30 shown in basis points (BP) in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than a fund. The funds' actual TMG %s and the number of funds in the Total Mapped Group are in the charts below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee rate ranked, is also included in the charts and was considered by the Board.

VIP Extended Market Index Portfolio

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended June 30, 2019.

VIP International Index Portfolio

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended June 30, 2019.

VIP Total Market Index Portfolio

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended June 30, 2019.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component (such as the funds) and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of the total expense ratio for each class of each fund, the Board considered the fund's management fee rate as well as other "fund-level" expenses, such as pricing and bookkeeping fees and custodial, legal, and audit fees, paid by FMR under the fund's management contract. The Board also considered other "class-level" expenses, such as transfer agent fees and fund-paid 12b-1 fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for a fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of each fund compared to competitive fund median expenses. Each class of each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class of each fund ranked below the competitive median for the 12-month period ended June 30, 2019.

The Board considered that current contractual arrangements for the VIP Extended Market Index Portfolio oblige FMR to pay all "class-level" expenses of each class of the fund to the extent necessary to limit total operating expenses, with certain exceptions, as follows: Initial Class: 0.13%; Service Class: 0.23% and Service Class 2: 0.38%. These contractual arrangements may not be amended to increase the fees or expenses payable except by a vote of a majority of the Board.

The Board considered that current contractual arrangements for the VIP International Index Portfolio oblige FMR to pay all "class-level" expenses of each class of the fund to the extent necessary to limit total operating expenses, with certain exceptions, as follows: Initial Class: 0.17%; Service Class: 0.27%; and Service Class 2: 0.42%. These contractual arrangements may not be amended to increase the fees or expenses payable except by a vote of a majority of the Board.

The Board considered that current contractual arrangements for the VIP Total Markets Index Portfolio oblige FMR to pay all "class-level" expenses of each class of the fund to the extent necessary to limit total operating expenses, with certain exceptions, as follows: Initial Class: 0.12%; Service Class: 0.22%; and Service Class 2: 0.37%. These contractual arrangements may not be amended to increase the fees or expenses payable except by a vote of a majority of the Board.

Fees Charged to Other Clients.  The Board also considered fee structures applicable to clients of Fidelity and Geode, such as other funds advised or subadvised by Fidelity or Geode, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that total expense ratio of each class of each fund was reasonable in light of the services that each fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and servicing each fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with each fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's and Geode's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's and Geode's affiliates may benefit from the funds' business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's and Geode's various businesses. The Board considered that a joint ad hoc committee created by it and the boards of other Fidelity funds had recently been established, and met periodically, to evaluate potential fall-out benefits (PFOB Committee). The Board noted that the PFOB Committee, among other things: (i) discussed the legal framework surrounding potential fall-out benefits; (ii) reviewed the Board's responsibilities and approach to potential fall-out benefits; and (iii) reviewed practices employed by competitor funds regarding the review of potential fall-out benefits.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund, including the conclusions of the PFOB Committee, and was satisfied that the profitability was not excessive.

The Board also considered information regarding the profitability of Geode's relationship with each fund.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to each fund's current contractual arrangements, its expense ratio will not decline if the fund's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) consideration of performance fees for additional funds; (iii) changes in Fidelity's non-fund businesses and the impact of such changes on the funds; (iv) metrics for evaluating index fund and ETF performance and information about ETF trading characteristics; (v) the methodology with respect to evaluating competitive fund data and peer group classifications and fee comparisons; (vi) the expense structures for different funds and classes; (vii) information regarding other accounts managed by Fidelity, including collective investment trusts and separately managed accounts; and (viii) Fidelity's philosophies and strategies for evaluating funds and classes with lower or declining asset levels.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory and sub-advisory fee arrangements are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Funds have adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage each Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. Each Fund’s Board of Trustees (the Board) has designated each Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2018 through November 30, 2019. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

Proxy Voting Results

A special meeting of shareholders was held on June 9, 2020. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1

To elect a Board of Trustees.

	# of Votes	% of Votes
Dennis J. Dirks
Affirmative	21,597,050,616.024	95.502
Withheld	1,017,240,628.578	4.498
TOTAL	22,614,291,244.601	100.000
Donald F. Donahue
Affirmative	21,605,904,576.366	95.541
Withheld	1,008,386,668.235	4.459
TOTAL	22,614,291,244.601	100.000
Bettina Doulton
Affirmative	21,645,998,598.109	95.718
Withheld	968,292,646.493	4.282
TOTAL	22,614,291,244.601	100.000
Vicki L. Fuller
Affirmative	21,660,928,063.243	95.784
Withheld	953,363,181.358	4.216
TOTAL	22,614,291,244.601	100.000
Patricia L. Kampling
Affirmative	21,663,944,422.383	95.798
Withheld	950,346,822.218	4.202
TOTAL	22,614,291,244.601	100.000
Alan J. Lacy
Affirmative	21,569,159,491.891	95.378
Withheld	1,045,131,752.710	4.622
TOTAL	22,614,291,244.601	100.000
Ned C. Lautenbach
Affirmative	21,469,914,492.101	94.940
Withheld	1,144,376,752.501	5.060
TOTAL	22,614,291,244.601	100.000
Robert A. Lawrence
Affirmative	21,583,601,126.100	95.442
Withheld	1,030,690,118.501	4.558
TOTAL	22,614,291,244.601	100.000
Joseph Mauriello
Affirmative	21,551,120,396.219	95.299
Withheld	1,063,170,848.382	4.701
TOTAL	22,614,291,244.601	100.000
Cornelia M. Small
Affirmative	21,592,890,757.027	95.483
Withheld	1,021,400,487.575	4.517
TOTAL	22,614,291,244.601	100.000
Garnett A. Smith
Affirmative	21,519,273,578.917	95.158
Withheld	1,095,017,665.685	4.842
TOTAL	22,614,291,244.601	100.000
David M. Thomas
Affirmative	21,574,034,388.063	95.400
Withheld	1,040,256,856.538	4.600
TOTAL	22,614,291,244.601	100.000
Susan Tomasky
Affirmative	21,607,546,330.771	95.548
Withheld	1,006,744,913.831	4.452
TOTAL	22,614,291,244.601	100.000
Michael E. Wiley
Affirmative	21,549,685,089.255	95.292
Withheld	1,064,606,155.346	4.708
TOTAL	22,614,291,244.601	100.000
Proposal 1 reflects trust wide proposal and voting results.

VIPSAI-SANN-0820
1.9891401.102

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Variable Insurance Products Fund II’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Variable Insurance Products Fund II’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Variable Insurance Products Fund II

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	August 20, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	August 20, 2020

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	August 20, 2020